                                                           File No. 2-67464
                                                           File No. 811-3015

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933            / X /


         Post-Effective Amendment No. 34                           / X /

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    / X /
         Amendment No.



                                 ---------------
                            OHIO NATIONAL FUND, INC.
                           (Exact Name of Registrant)
                                One Financial Way
                             Cincinnati, Ohio 45242
                     (Address of Principal Executive Office)
                            Area Code (513) 794-6316
                         (Registrant's Telephone Number)

                          Ronald L. Benedict, Secretary
                            Ohio National Fund, Inc.
                                One Financial Way
                             Cincinnati, Ohio 45242
                     (Name and Address of Agent for Service)


                                   Notice to:
                           W. Randolph Thompson, Esq.
                                   Of Counsel
                              Jones & Blouch L.L.P.
                                 Suite 405 West
                       1025 Thomas Jefferson Street, N.W.
                             Washington, D.C. 20007
                                 ---------------

Approximate Date of Proposed Public Offering: as soon after the effective date of this amendment as is practicable.

Registrant has heretofore registered an indefinite amount of securities under the Securities Act of 1933 pursuant to Rule 24f-2 and on February 23, 1996 filed its Rule 24f-2 Notice for its most recent fiscal year.

It is proposed that this filing will become effective (check appropriate box):

                immediately upon filing pursuant to paragraph (b)
        ___


         X      on July 30, 1997 pursuant to paragraph (b)
        ___


                60 days after filing pursuant to paragraph (a)(1)
        ___

                on (date) pursuant to paragraph (a)(1)
        ___

                75 days after filing pursuant to paragraph (a)(2)
        ___


                on (date), pursuant to paragraph (a)(3) of Rule 485.
        ___


If appropriate, check the following box:

        ___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                            OHIO NATIONAL FUND, INC.

                            CROSS REFERENCE TO ITEMS
                             REQUIRED BY RULE 404(a)


      N-1A Item of Part A                  Caption in Prospectus
      -------------------                  ---------------------

                  1.                       Cover Page

                  2.                       Not Applicable

                  3.                       Financial Highlights

                  4.                       General Description of the Fund;
                                           Investment Objectives and Policies;
                                           Investment Restrictions

                  5.                       Management of the Fund

                  6.                       Capital Stock, Dividends,
                                           Distributions and Taxes

                  7.                       Purchase and Redemption of Shares

                  8.                       Purchase and Redemption of Shares

                  9.                       Not Applicable


                                           Caption in Statement of
      N-1A Item of Part B                  Additional Information
      -------------------                  ----------------------

                  10.                      Cover Page

                  11.                      Table of Contents

                  12.                      The Fund

                  13. Investment Objectives and Policies (Money Market Instruments);
                                           Investment Restrictions (Hedging
                                           Transactions, Covered Call Options
                                           and Secured Put Options, Risk Factors
                                           with Options, Futures Contracts,
                                           Options on Futures Contracts and
                                           Financial Indexes, Risk Factors with
                                           Futures and Options on Futures, Risk
                                           Factors with Foreign Investments);
                                           Condensed Financial Information
                                           (Portfolio Turnover)

                  14.                      Management of the Fund (Directors and
                                           Officers of the Fund)

                  15.                      Management of the Fund (Controlling
                                           Shareholders)

                  16. Management of the Fund (Investment Advisory and Other Services); Experts

                                           Caption in Statement of
      N-1A Item of Part B                  Additional Information
      -------------------                  ----------------------

                  17.                      Brokerage Allocation

                  18.                      Capital Stock (in prospectus)

                  19.                      Purchase and Redemption of Shares

                  20.                      Tax Status

                  21.                      Not Applicable

                  22.                      Fund Performance

                  23.                      Financial Statements

                                     PART A.

                      INFORMATION REQUIRED IN A PROSPECTUS

                            OHIO NATIONAL FUND, INC.
                                ONE FINANCIAL WAY
                             CINCINNATI, OHIO 45242
                            TELEPHONE (513) 794-6316
                                  MAY 1, 1997

Ohio National Fund, Inc. (the "Fund") is a series investment company which consists of 16 separate investment portfolios that seek the following investment objectives:

EQUITY PORTFOLIO - long-term growth of capital by investing principally in common stocks or other equity securities. Current income is a secondary objective.

MONEY MARKET PORTFOLIO- maximum current income consistent with preservation of capital and liquidity by investing in high quality money market instruments.

BOND PORTFOLIO - high level of return consistent with preservation of capital by investing primarily in high quality intermediate and long-term debt securities.

OMNI PORTFOLIO - high level of long-term total return consistent with preservation of capital by investing in stocks, bonds and money market instruments.

INTERNATIONAL PORTFOLIO - long-term capital growth by investing primarily in common stocks of foreign companies.

CAPITAL APPRECIATION PORTFOLIO - maximum capital growth by investing primarily in common stocks that are (1) considered to be undervalued or temporarily out of favor with investors, or (2) expected to increase in price over the short term.

SMALL CAP PORTFOLIO - maximum capital growth by investing primarily in common stocks of small and medium size companies.

GLOBAL CONTRARIAN PORTFOLIO - long-term growth of capital by investing in foreign and domestic securities believed to be undervalued or presently out of favor.

AGGRESSIVE GROWTH PORTFOLIO - capital growth.

CORE GROWTH PORTFOLIO - long-term capital appreciation.

GROWTH & INCOME PORTFOLIO -long-term total return by investing in equity and debt securities focusing on small- and mid-cap companies that offer potential for capital appreciation, current income, or both.

S&P 500 INDEX PORTFOLIO - total return that approximates that of the Standard & Poor's 500 Index ("S&P 500" (R)) by investing in common stocks and in stock index futures contracts hedged by U.S. Government obligations, investment-grade corporate bonds and cash equivalents.

SOCIAL AWARENESS PORTFOLIO - long-term capital growth by investing primarily in common stocks and other equity securities of companies that, in the Adviser's opinion, conduct their business in a way that enhances society's quality of life.

STRATEGIC INCOME PORTFOLIO - high current income by investing at least 40% of its assets in a core group of U.S. government and corporate fixed income securities and the remainder in other income producing securities.

Continued on page 2.


--------------------------------------------------------------------------------
THIS PROSPECTUS SETS FORTH CONCISELY THE INFORMATION ABOUT THE FUND THAT A PROSPECTIVE PURCHASER OF A VARIABLE CONTRACT DESCRIBED IN THE ACCOMPANYING PROSPECTUS OUGHT TO KNOW BEFORE PURCHASING SUCH A CONTRACT. THIS PROSPECTUS SHOULD BE RETAINED FOR FUTURE REFERENCE. ADDITIONAL INFORMATION ABOUT THE FUND HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IN A STATEMENT OF ADDITIONAL INFORMATION, DATED MAY 1, 1997, WHICH IS INCORPORATED HEREIN BY REFERENCE. THE STATEMENT OF ADDITIONAL INFORMATION IS AVAILABLE UPON REQUEST AND WITHOUT CHARGE BY WRITING OR CALLING THE FUND AT THE ADDRESS SHOWN ABOVE.

INVESTMENTS IN THE MONEY MARKET PORTFOLIO ARE NEITHER INSURED NOR GUARANTEED BY THE UNITED STATES GOVERNMENT. THERE CAN BE NO ASSURANCE THAT THE MONEY MARKET PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $10 PER SHARE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                            OHIO NATIONAL FUND, INC.


      Supplement Dated July 30, 1997 to the Prospectus Dated May 1, 1997.


Effective July 30, 1997, the prospectus is amended in the following particulars:


Any reference in the prospectus to the Statement of Additional Information dated May 1, 1997, refers to the Statement of Additional Information dated July 30, 1997.


                            OHIO NATIONAL FUND INC.

CORE GROWTH, GROWTH & INCOME, S&P 500 INDEX, SOCIAL AWARENESS, STRATEGIC INCOME, STELLAR AND RELATIVE VALUE PORTFOLIOS


                              FINANCIAL HIGHLIGHTS

For the Period January 2, 1997 through June 30, 1997 (Unaudited)

                              Core     Growth &     S&P 500    Social    Strategic           Relative
                             Growth     Income       Index    Awareness   Income   Stellar    Value
                             ------     ------       -----    ---------   ------   -------    -----

Per share data:
Net asset value, beginning
 of period................    $10.00     $10.00      $10.00     $10.00    $10.00    $10.00    $10.00
Income from investment
 operations:
 Net investment income.....     0.00       0.14        0.14       0.03      0.34      0.15      0.07
 Net realized and unrealized
  gain on investments......     0.08       1.19        1.91       1.29     (0.05)     0.37      1.55
                              ------     ------      ------     ------   -------    ------    ------
  Total income from
    investment operations..     0.08       1.33        2.05       1.32      0.29      0.52      1.62
                              ------     ------      ------     ------   -------    ------    ------
Less distributions:
 Dividends declared .......    (0.01)     (0.06)      (0.11)     (0.02)    (0.34)    (0.14)    (0.06)
                              ------     ------      ------     ------   -------    ------    ------
Net asset value, end of
 period                       $10.07     $11.27      $11.94     $11.30   $  9.95    $10.38    $11.56
                              ======     ======      ======     ======   =======    ======    ======

Total return...............     0.80%(b)   13.34%(b)  20.58%(b)  13.21%(b)  2.96%(b)  5.31%(b) 16.28%(b)

Ratios and supplemental data:
 Ratio of expenses to
  average net assets.......     1.08%(a)   1.10%(a)    0.61%(a)   0.97%(a)  1.37%(a)  1.57%(a)  1.31%(a)
 Ratio of net investment in
  income to average net
  assets...................     0.27%(a)   2.54%(a)    2.37%(a)   0.50%(a)  6.94%(a)  2.91%(a)  1.25%(a)
Portfolio turnover rate....    21.75%(b)  15.12%(b)   21.93%(b)  30.48%(b) 68.92%(b)  8.20%(b)  3.21%(b)
Average commission rate ...     0.02 (c)   0.03 (c)    0.03 (c)   0.04 (c)  0.03 (c)  0.13 (c)  0.26 (c)

Net assets at end of period
 (millions)................     $7.0       $6.1        $9.9       $2.5      $2.2      $2.4      $3.4

(a) Annualized
(b) Calculated on an aggregate basis (not annualized)
(c) Represents the total dollar amount of commissions paid on equity security transactions divided by the total number of shares purchased and sold by the portfolio.


   The accompanying notes are an integral part of these financial statements.

STELLAR PORTFOLIO - maximum total return by investing in domestic and foreign securities (equity and fixed income), real estate securities, precious metal securities and money market securities.

RELATIVE VALUE PORTFOLIO - maximum total return consistent with reasonable risk by investing primarily in equity securities.

The Fund's shares are not offered directly to the public but are purchased principally for the account of certain separate accounts of The Ohio National Life Insurance Company ("ONLI"), Ohio National Life Assurance Corporation ("ONLAC") and other insurers. Some variable contracts do not permit allocations to all portfolios of the Fund. The accompanying variable contract prospectus identifies the portfolios available under that contract.

                                TABLE OF CONTENTS

                                                                            Page

Financial Highlights ...................................................       2
General Description of the Fund ........................................       6
Investment Objectives and Policies .....................................       7
Investment Restrictions ................................................      13
Management of the Fund .................................................      18
Capital Stock ..........................................................      21
Dividends, Distributions and Taxes .....................................      22
Purchase and Redemption of Shares ......................................      22
Fund Performance .......................................................      23
About the S&P 500 ......................................................      23

                              FINANCIAL HIGHLIGHTS
                                       OF
                            OHIO NATIONAL FUND, INC.
                    FOR THE TEN YEARS ENDED DECEMBER 31, 1996

The following information has been audited by KPMG Peat Marwick LLP, independent certified public accountants, and is an integral part of the Fund's audited financial statements which appear in the Statement of Additional Information (which may be obtained by variable contract owners and prospective purchasers), incorporated by reference herein, and should be read in conjunction with those financial statements.


                                                          EQUITY PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------------
                                         1996        1995           1994          1993          1992         1991          1990
                                       --------    --------      ---------     ---------     ---------     ---------    ----------

Net asset value,
beginning of period                    $  28.58    $   23.20     $   23.90     $   21.63     $   20.61     $   18.02     $   20.09

Income from investment operations:
     Net investment income                  .47          .50           .45           .41           .50           .60           .86
     Net realized and unrealized
       gains (losses) on investments
       and foreign currency
       transactions                        4.58         5.56          (.39)         2.57          1.02          2.97         (1.62)

Total from investment operations           5.05         6.15           .06          2.98          1.52          3.57          (.76)

Less distributions:
    Dividends from net
       investment income                   (.46)        (.39)         (.44)         (.42)         (.50)         (.63)         (.87)
     Distributions from realized
       capital gains                       (.87)        (.38)         (.32)         (.29)           --          (.35)         (.44)

Total distributions                       (1.33)        (.77)         (.76)         (.71)         (.50)         (.98)        (1.31)

Net asset value, end of period         $  32.30    $   28.58     $   23.20     $   23.90     $   21.63     $   20.61     $   18.02

Total return(a)                           18.35%       27.20%         0.25%        14.09%         7.55%        20.18%        (3.85%)

Ratios/supplemental data:
     Net Assets, end of period
       (000,000's omitted)             $  232.8    $   175.7     $   123.3     $   109.9     $    87.4     $    68.2     $    49.2
     Ratio of expenses to
      average net assets                    .73%         .73%          .62%          .63%          .65%          .66%          .69%
     Ratio of net investment
      income to average
      net assets                           1.60%        1.90%         1.90%         1.91%         2.44%         3.12%         4.75%
Portfolio turnover rate                      11%          14%            8%           18%           12%           23%            5%
Average commission rate (f)                 .069         N/A           N/A           N/A           N/A           N/A           N/A


                                          EQUITY PORTFOLIO
-------------------------------------------------------------------------------------
                                          1989            1988            1987
                                       -----------     -----------     -----------

Net asset value,
beginning of period                    $     17.99     $     16.82     $     15.94

Income from investment operations:
     Net investment income                     .71             .66             .53
     Net realized and unrealized
       gains (losses) on investments
       and foreign currency
       transactions                           3.42            1.86            1.22

Total from investment operations              4.13            2.52            1.75

Less distributions:
    Dividends from net
       investment income                      (.66)           (.67)           (.50)
     Distributions from realized
       capital gains                         (1.37)           (.68)           (.37)

Total distributions                          (2.03)          (1.35)           (.87)

Net asset value, end of period         $     20.09     $     17.99     $     16.82

Total return(a)                              23.21%          15.01%          10.81%

Ratios/supplemental data:
     Net Assets, end of period
       (000,000's omitted)             $      42.8     $      33.3     $      30.8
     Ratio of expenses to
      average net assets                      0.70%           0.71%           0.68%
     Ratio of net investment
      income to average
      net assets                              3.55%           3.59%           2.89%
Portfolio turnover rate                         16%              9%              7%
Average commission rate (f)                    N/A             N/A             N/A

                                                MONEY MARKET PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------
                                        1996         1995        1994        1993       1992        1991        1990
                                     --------      --------    -------    --------     -------     -------    ---------

Net asset value,
    beginning of period              $  10.00      $  10.00    $  10.00    $  10.00    $  10.00    $  10.00    $  10.00

Income from
    investment operations:
      Net investment income               .50           .54         .39         .27         .31        (.54)        .76

      Net realized and unrealized
      gains (losses) on investments
      and foreign currency
      transactions                         --            --          --          --          --          --          --


Total from investment operations          .50           .54         .39         .27         .31         .54         .76


Less distributions:
     Dividends from net
     investment income                   (.50)         (.54)       (.39)       (.27)       (.31)       (.54)       (.76)
     Distributions from realized
       capital gains                       --            --          --                      --                      --

Total distributions                      (.50)         (.54)       (.39)       (.27)       (.31)       (.54)       (.76)

Net asset value, end of period       $  10.00      $  10.00    $  10.00    $  10.00    $  10.00    $  10.00    $  10.00

Total return(a)                          5.17%         5.62%       4.00%       2.71%       3.12%       5.39%       7.60%

Ratios/supplemental data:
     Net Assets, end of period
      (000,000's omitted)            $   25.5      $   15.7    $   13.1    $   19.1    $   20.6    $   24.2    $   26.1

     Ratio of expenses to
     average net assets(c)                .44%          .44%        .39%        .53%       0.66%       0.67%       0.68%

     Ratio of net investment
      income to average
       net assets(c)                     4.98%         5.39%       3.69%       2.71%       3.16%       5.41%       7.57%


                                  MONEY MARKET PORTFOLIO
-----------------------------------------------------------------------------
                                        1989          1988          1987
                                     ----------    ----------    ----------

Net asset value,
    beginning of period              $    10.00    $    10.00    $    10.00

Income from
    investment operations:
      Net investment income                 .86           .69           .61

      Net realized and unrealized
      gains (losses) on investments
      and foreign currency
      transactions                           --            --            --


Total from investment operations            .86           .69           .61


Less distributions:
     Dividends from net
     investment income                     (.86)         (.69)         (.61)
     Distributions from realized
       capital gains                                       --            --

Total distributions                        (.86)         (.69)         (.61)

Net asset value, end of period       $    10.00    $    10.00    $    10.00

Total return(a)                            8.56%         6.89%         6.10%

Ratios/supplemental data:
     Net Assets, end of period
      (000,000's omitted)            $     23.6    $     22.8    $     21.1

     Ratio of expenses to
     average net assets(c)                 0.70%         0.71%         0.76%

     Ratio of net investment
      income to average
       net assets(c)                       8.51%         6.87%         6.06%


                                                     BOND PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------
                                         1996          1995         1994        1993       1992        1991        1990
                                      --------      ---------   ---------    --------    --------    --------    ------
Net asset value,
beginning of period                   $  10.93       $   9.70    $  10.87    $  10.45    $  10.37    $   9.89    $   9.93

Income from investment operations:
     Net investment income                 .69            .70         .67         .69         .67         .74         .79
    Net realized and unrealized
       gains (losses) on investments
      and foreign currency
       transactions                       (.32)          1.08       (1.07)        .41         .10         .49        (.05)

Total from investment operations           .37           1.78        (.40)       1.10         .77        1.23         .74

Less distributions:
     Dividends from net
       investment income                  (.68)          (.55)       (.69)       (.68)       (.69)       (.75)       (.78)
     Distributions from realized
       capital gains                        --             --        (.08)         --          --          --          --

Total distributions                       (.68)          (.55)       (.77)       (.68)       (.69)       (.75)       (.78)

Net asset value, end of period       $   10.62       $  10.93    $   9.70    $  10.87    $  10.45    $  10.37    $   9.89

Total return(a)                           3.71%         18.90%      (3.84%)     10.69%       7.55%      12.96%       7.82%

Ratios/supplemental data:
     Net Assets, end of period
       (000,000's omitted)           $   20.8        $   18.1    $   13.1    $   12.0    $    8.9    $    5.9    $    4.7
    Ratio of expenses to
       average net assets                  .79%           .75%        .63%        .62%       0.65%       0.65%       0.70%
Ratio of net investment
       income to average
      net assets                          6.54%          6.76%       6.71%       6.33%       6.73%       7.42%       8.02%
Portfolio turnover rate                      3%             4%          5%         13%         20%         18%          4%


                                                     BOND PORTFOLIO
------------------------------------------------------------------------------
                                         1989          1988           1987
                                      ----------    ----------    -----------
Net asset value,
beginning of period                   $     9.72    $     9.84    $    10.71

Income from investment operations:
     Net investment income                   .81           .77           .83
    Net realized and unrealized
       gains (losses) on investments
      and foreign currency
       transactions                          .20          (.13)         (.76)

Total from investment operations            1.01           .64           .07

Less distributions:
     Dividends from net
       investment income                    (.80)         (.76)         (.83)
     Distributions from realized
       capital gains                          --            --          (.11)


Total distributions                         (.80)         (.76)         (.94)

Net asset value, end of period        $     9.93    $     9.72    $     9.84

Total return(a)                            10.71%         6.74%         0.74%

Ratios/supplemental data:
     Net Assets, end of period
       (000,000's omitted)            $      4.0    $      3.7    $      3.8
    Ratio of expenses to
       average net assets                   0.70%         0.79%         1.09%
Ratio of net investment
       income to average
      net assets                            8.21%         7.50%         7.78%
Portfolio turnover rate                       --            27%           13%

                                                        OMNI PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------------

                                        1996             1995         1994         1993        1992          1991         1990
                                      --------        ---------     --------    ---------    ---------    ---------    ---------
Net asset value,
beginning of period                   $  17.60     $   14.76    $   15.38    $   14.14    $   13.63    $   12.16    $   12.76

Income from
    investment operations:
     Net investment income                 .53           .58          .55          .58          .63          .65          .78

     Net realized and unrealized
       gains (losses) on investments
      and foreign currency
       transactions                       2.10           2.72         (.63)        1.21          .51         1.49         (.54)

Total from investment operations          2.63           3.30         (.08)        1.79         1.14         2.14          .24

Less distributions:
     Dividends from net
       investment income                  (.52)          (.46)        (.54)        (.54)        (.63)        (.67)        (.78)

     Distributions from realized
       capital gains                      (.31)            --           --           --           --           --          (06)

Total distributions                       (.83)          (.46)        (.54)        (.55)        (.63)        (.67)        (.84)

Net asset value, end of period        $   19.40     $   17.60    $   14.76    $   15.38    $   14.14    $   13.63    $   12.16


Total return(a)                           15.54%        22.75%       (0.53%)      12.85%        8.61%       18.14%        1.92%


Ratios/supplemental data:
     Net Assets, end of period
       (000,000's omitted)             $  145.5     $   109.6    $    85.0    $    74.2    $    46.4    $    36.5    $    35.4

     Ratio of expenses to
       average net assets                   .76%          .75%         .62%         .62%        0.65%        0.67%        0.69%

     Ratio of net investment
       income to average
       net assets                          2.89%         3.56%        3.67%        3.74%        4.66%        5.04%        6.32%

Portfolio turnover rate                      12%           10%           7%          17%          16%          15%           7%
Average commission rate (f)                 .072          N/A          N/A          N/A          N/A          N/A          N/A


                                         OMNI PORTFOLIO
----------------------------------------------------------------------------------
                                         1989           1988           1987
                                      -----------    -----------    -----------

Net asset value,
beginning of period                   $     11.89    $     11.23    $     12.18

Income from
    investment operations:
     Net investment income                    .75            .67            .59

     Net realized and unrealized
       gains (losses) on investments
      and foreign currency
       transactions                          1.07            .99           (.76)

Total from investment operations             1.82           1.66           (.17)

Less distributions:
     Dividends from net
       investment income                     (.73)          (.66)          (.58)

     Distributions from realized
       capital gains                         (.22)          (.34)          (.20)


Total distributions                          (.95)         (1.00)          (.78)


Net asset value, end of period        $     12.76    $     11.89    $     11.23


Total return(a)                             15.45%         15.05%         (1.70%)


Ratios/supplemental data:
     Net Assets, end of period
       (000,000's omitted)            $      31.8    $      26.1    $      28.0

     Ratio of expenses to
       average net assets                    0.70%          0.71%          0.69%

     Ratio of net investment
       income to average
       net assets                            5.99%          5.40%          4.88%

Portfolio turnover rate                        24%            14%            12%
Average commission rate (f)                   N/A            N/A            N/A


                                                          INTERNATIONAL                              CAPITAL APPRECIATION
                                                            PORTFOLIO                                      PORTFOLIO
                                          ----------------------------------------------     -------------------------------------

                                             1996         1995        1994       1993(e)        1996           1995        1994(e)
                                           --------     --------    -------     --------     --------       ----------    ---------
Net asset value,
     beginning of period                   $  14.38     $  13.30    $  12.48    $  10.00     $  11.99        $  10.25      $  10.00

Income from
    investment operations:
       Net investment income (loss)             .25          .31         .16         .02          .48             .39           .22

       Net realized and unrealized
       gains (losses) on investments and
       foreign currency transactions           1.76         1.28         .84        2.47         1.31            1.85           .23

Total from investment operations               2.01         1.59        1.00        2.49         1.79            2.24           .45

Less distributions:
     Dividends from net
     investment income                         (.63)        (.28)       (.12)       (.01)        (.44)           (.29)         (.20)

Distributions from realized
     capital gains                             (.27)        (.23)       (.06)         --         (.41)           (.21)           --

Total distributions                            (.90)        (.51)       (.18)       (.01)        (.85)           (.50)         (.20)

Net asset value, end of period             $  15.49     $  14.38    $  13.30    $  12.48     $  12.93        $  11.99      $  10.25

Total return(a)
                                              14.48%       12.10%       8.07%      24.96%       15.75%          22.62%         4.53%

Ratios/supplemental data:
     Net Assets, end of period
     (000,000's omitted)                   $  137.3     $   90.6    $   62.9    $   17.5     $   38.3        $   19.3      $    6.8

     Ratio of expenses to
       average net assets(d)                   1.15%        1.12%       1.05%       1.13%(b)      .97%            .96%          .98%

     Ratio of net investment
       income to average
       net assets(d)                           1.64%        2.29%       1.23%        .41%(b)     3.90%           3.47%         3.24%

Portfolio turnover rate                          14%           7%         16%          8%          37%             32%           20%
Average commission rate (f)                     .031         N/A         N/A         N/A         .053             N/A           N/A





                                                                           SMALL CAP
                                                                           PORTFOLIO
                                                         ----------------------------------------------
                                                           1996                 1995            1994(e)
                                                         -------            ----------      ----------
Net asset value,
     beginning of period                                 $  15.85            $    11.99      $    10.00

Income from
    investment operations:
       Net investment income (loss)                          (.08)                 (.02)            .18

       Net realized and unrealized
       gains (losses) on investments and
       foreign currency transactions                         2.80                  3.95            1.94

Total from investment operations                             2.72                  3.93            2.12

Less distributions:
     Dividends from net
     investment income                                         --                  (.07)           (.13)

Distributions from realized
     capital gains                                           (.54)                   --              --

Total distributions                                          (.54)                 (.07)          (1.31)

Net asset value, end of period                           $  18.03            $    15.85      $    11.99

Total return(a)
                                                            17.71%                33.01%          21.26%

Ratios/supplemental data:
     Net Assets, end of period
     (000,000's omitted)                                 $   38.5            $     16.0      $      3.3

     Ratio of expenses to
       average net assets(d)                                  .96%                  .96%            .91%(b)

     Ratio of net investment
       income to average
       net assets(d)                                         (.48%)                (.11%)          3.27%

Portfolio turnover rate                                        70%                   75%            222%
Average commission rate (f)                                   .060                  N/A             N/A

                                                          GLOBAL                           AGGRESSIVE
                                                        CONTRARIAN                           GROWTH
                                                 --------------------------        --------------------------

                                                   1996             1995(e)          1996             1995(e)
                                                 -------           --------        --------         ---------

Net asset value,
     beginning of period                         $ 10.80           $   10.00        $ 11.84          $   10.00

Income from
    investment operations:
       Net investment income (loss)                  .28                 .13           1.64               1.56

       Net realized and unrealized
       gains (losses) on investments and
       foreign currency transactions                1.00                 .75          (1.59)              1.08.

Total from investment operations                    1.28                 .88            .05               2.64

Less distributions:
     Dividends from net
     investment income                              (.33)               (.08)         (1.86)             (.80)

Distributions from realized
     capital gains                                  (.09)                 --             --                --

Total distributions                                 (.42)               (.08)         (1.86)             (.80)

Net asset value, end of period                   $ 11.66           $   10.80        $ 10.03          $   11.84

Total return(a)                                    12.09%               8.89%           .76%             26.95%

Ratios/supplemental data:
     Net Assets, end of period
     (000,000's omitted)                         $  11.3           $     4.4        $  12.0          $     4.0

     Ratio of expenses to
       average net assets(d)                        1.29%               1.58%(b)       1.01%              1.02%(b)

     Ratio of net investment
       income to average
       net assets(d)                                2.44%               1.64%(b)      15.81%             18.18%(b)

Portfolio turnover rate                               18%                  6%(b)      1,987%             1,488%(b)
Average commission rate (f)                          .028                N/A            .034               N/A


FINANCIAL HIGHLIGHTS FOOTNOTES

(a) This total return information does not reflect expenses that apply to any separate account or the related variable annuity or variable life insurance contracts. Inclusion of those charges would reduce the total return figures for all periods shown.

(b)   Annualized.

(c) On and after June 17, 1993, the investment adviser has waived part of the management fee with respect to the Money Market Portfolio, to the extent such fee exceeds an annual rate of 0.25% of the Money Market Portfolio's daily net asset value. Had the fee not been waived, the annualized ratio of net expenses to average net assets would have been 0.49%, 0,55%, 0.59% and 0.63%, and the annualized ratio of net investment income to average net assets would have been 4.93%, 5.27%, 3.51% and 2.60%, respectively, for 1996, 1995, 1994 and 1993.


(d) The investment adviser reimbursed certain operating expenses of the International Portfolio in 1993, the Capital Appreciation and Small Cap Portfolios in 1994, and the Global Contrarian Portfolio in 1995. Had the investment adviser not reimbursed such expenses, the annualized ratio of expenses to average net assets would have been 1.39% and the annualized ratio of net investment income to average net assets would have been 0.15% for the International Portfolio in 1993. Had the investment adviser not reimbursed such expenses of the Capital Appreciation and Small Cap Portfolios, the annualized ratio of expenses to average net assets would have been 1.05% and 0.95%, respectively in 1994. The annualized ratio of net investment income to average net assets would have been 3.18% and 3.24%, respectively, for the Capital Appreciation and Small Cap Portfolios. Had the investment adviser not reimbursed such expenses of the Global Contrarian Portfolio, the annualized ratio of expenses to average net assets would have been 1.90% and the annualized ratio of net investment income to average net assets would have been 1.32% for the Global Contrarian Portfolio in 1995.

(e) Total return was calculated on an aggregate basis (not annualized) for the International Portfolio from the commencement of its operations on April 30, 1993, through December 31, 1993, for the Capital Appreciation and Small Cap Portfolios, from their commencement of operations, May 1, 1994, through December 31, 1994, and for the Global Contrarian and Aggressive Growth Portfolios from their commencement of operations, March 31, 1995, through December 31, 1995.
(f) Represents the total amount of commissions paid on equity security transactions divided by the total number of shares purchased and sold by the respective portfolio for which commissions were charged.

GENERAL DESCRIPTION OF THE FUND

The Fund, incorporated under the laws of Maryland on March 6, 1980, is an open-end diversified management investment company commonly referred to as a "mutual fund." It is a "no-load" fund which sells and redeems its shares at net asset value without any sales or redemption charge. The Fund is organized as a "series" company, which means that it has several different investment portfolios. Currently there are 16 investment portfolios: the Equity Portfolio, the Money Market Portfolio, the Bond Portfolio, the Omni Portfolio, the International Portfolio, the Capital Appreciation Portfolio, the Small Cap Portfolio, the Global Contrarian Portfolio, the Aggressive Growth Portfolio, the Core Growth Portfolio, the Growth & Income Portfolio, the S&P 500 Index Portfolio, the Social Awareness Portfolio, the Strategic Income Portfolio, the Stellar Portfolio and the Relative Value Portfolio. Interests in each portfolio are represented by a separate class of common stock, par value $1. Each class represents an undivided interest in the assets of the portfolio attributable to that class.

Fund shares are currently offered only to the separate accounts of ONLI (a mutual life insurance company organized under Ohio law) and ONLAC (a stock life insurer organized under Ohio law and wholly owned by ONLI), but may in the future be offered to the separate accounts of other life insurance companies (the "separate accounts"). Such separate accounts use Fund shares as the underlying investment medium to support certain benefits under variable annuity and variable life insurance contracts. As is described in the accompanying variable contract prospectus, each contract owner will select the Fund portfolio or portfolios that will support certain benefits under his or her contract. The value of such benefits will vary with the investment experience of the underlying portfolio(s) of the Fund. Consequently, each prospective contract owner should carefully review the objectives, policies and risks of each portfolio and the operation of the Fund generally as set forth in this prospectus.

It is conceivable that in the future it may become disadvantageous for both variable life and variable annuity separate accounts to invest in the Fund. Although ONLI, ONLAC and the Fund do not currently foresee any such disadvantage, the Board of Directors of the Fund will monitor events in order to identify any material conflict between variable life and variable annuity contract owners and to determine what action, if any, should be taken in response thereto. Such action could include the withdrawal of a separate account from participation in the Fund. Material conflicts could result from such things as (1) changes in state insurance law; (2) changes in federal income tax law;
(3) changes in the investment management of any portfolio of the Fund; or (4) differences between voting instructions given by variable life and variable annuity contract owners.

The Fund may be used in the future to support benefits under other types of contracts or for other purposes. Fund shares are not now, and without a change in applicable law will never be, offered directly to the public. Consequently, the separate accounts will be the sole shareholders of the Fund. Fund shares attributable to contracts participating in such separate accounts will be voted by such separate accounts as directed by the contract owners.

The investment and reinvestment of Fund assets is managed by Ohio National Investments Inc. (the "Adviser") directly or through sub-advisers. See "Management of the Fund," page 17. The investment and reinvestment of the assets of the following portfolios are managed by the firms indicated as sub-advisers:

PORTFOLIO                                                     SUB-ADVISER
---------                                                     -----------

International and Global Contrarian                           Societe Generale Asset Management Corp.  ("SGAM")
Capital Appreciation                                          T.  Rowe Price Associates, Inc.  ("TRPA")
Small Cap                                                     Founders Asset Management, Inc.  ("FAM ")
Aggressive Growth                                             Strong Capital Management, Inc.  ("SCM")

Core Growth                                                   Pilgrim Baxter & Associates, Ltd. ("PBA")
Growth & Income                                               Robertson Stephens Investment Management, L.P. ("RSIM")
Strategic Income, Stellar and Relative Value                  Star Bank, N.A. ("Star")

                       INVESTMENT OBJECTIVES AND POLICIES

Each portfolio has a different investment objective which it pursues through separate investment policies as described below. The differences in objectives and policies among the portfolios can be expected to affect the return of each portfolio and the degree of market and financial risk to which each portfolio is subject. Financial risk refers to the ability of an issuer of a debt security to pay principal and interest on such security, and to the earnings stability and overall financial soundness of an issuer of an equity security. Market risk refers to the volatility of the price of a security in response to changes in conditions in the securities markets in general and, particularly in the case of debt securities, changes in the overall level of interest rates. There is no assurance that the investment objective of any portfolio will be realized. The investment objectives of each portfolio discussed below and in the Statement of Additional Information may not be changed without the approval of the holders of a majority of the outstanding shares of that portfolio. The relatively high portfolio turnover rates expected for the Small Cap, Aggressive Growth, Core Growth, Growth & Income and Strategic Income Portfolios will result in correspondingly higher brokerage costs that must be borne by these portfolios. The Statement of Additional Information provides a fuller description of the types of financial instruments in which the Money Market Portfolio may invest and definitions of debt ratings of nationally recognized statistical rating organizations, and information about portfolio turnover rates for each portfolio.


EQUITY PORTFOLIO

The principal investment objective of the Equity Portfolio is long-term growth of capital. Current income is a secondary consideration although growth of income may accompany growth of capital.

This Portfolio will seek to attain its objective of capital growth by investing primarily in common stocks or securities convertible into, or which carry the right to buy, common stocks. It may also invest to a limited degree in non-convertible preferred stocks, debt securities and readily marketable mortgage notes. When in management's opinion market or economic conditions warrant a defensive posture, the Portfolio may place any portion of its assets in investment-grade debt securities, preferred stocks, Government securities or cash. (The short-term investment position of the Portfolio at December 31, 1996 was 12.4%). The Portfolio may also maintain reasonable amounts in cash or short-term debt securities pending selection of investments in accordance with its policies.

This Portfolio will invest primarily in securities listed on national securities exchanges, but from time to time it may also purchase securities traded in the over-the-counter market and foreign securities. In general, investment in shares of this Portfolio should involve greater market and financial risk than an investment in any of the Money Market, Bond, Omni or Capital Appreciation Portfolios, but less risk than investments in the International, Small Cap, Global Contrarian or Aggressive Growth Portfolios.


MONEY MARKET PORTFOLIO

The objective of the Money Market Portfolio is to obtain maximum current income consistent with preservation of principal and liquidity. This Portfolio seeks to achieve its objective by investing in high quality money market instruments, including:

1. obligations maturing in 13 months or less and issued or guaranteed as to principal and interest by the United States Government, or any agency or authority controlled or supervised by and acting as an instrumentality of the U.S. Government pursuant to authority granted by Congress;

2. commercial paper, certificates of deposit and bankers' acceptances that have received the highest rating by any two nationally recognized statistical rating organizations ("NRSRO's"), or the highest rating by one NRSRO if that is the only NRSRO having rated the security, or whose issuer has received such a rating or ratings with respect to a class of short-term debt obligations that is now comparable in priority and security to those to be purchased;

3. commercial paper, certificates of deposit, bankers' acceptances or other corporate obligations maturing in 13 months or less and which, although not rated by any NRSRO, the Board of Directors determines to be of a quality comparable to that of instruments receiving either of the two highest ratings, provided, that any security determined to be comparable in quality to the second highest rating shall be included in the 5% limitation under item 5; and

4.    repurchase agreements with respect to any of the foregoing obligations.

5. as to no more than 5% of the Portfolio's assets, in commercial paper, certificates of deposit or bankers' acceptances receiving the second highest rating by any two NRSRO's (or by one NRSRO if (a) that is the only NRSRO having rated the security or (b) one other NRSRO has given the security its highest rating), or whose issuer has received such a rating or ratings with respect to a class of short-term debt obligations that is now comparable in priority and security to those to be purchased, provided, that no more than $1 million (or 1% of Portfolio assets, if greater) may be invested in such securities of any one issuer;

This Portfolio may invest up to 50% of its assets in the securities of foreign issuers (including private issuers and foreign governments or political subdivisions, agencies or instrumentalities of foreign governments), provided they meet the above quality standards and they are denominated in U.S. dollars and held in custody in the United States.

The investments of this Portfolio in such money market instruments are subject to the terms and conditions of Rule 2a-7 under the Investment Company Act of 1940, including the requirement that they be limited to those instruments which the Board of directors determines, present minimal credit risks.

Generally, this Portfolio will purchase money market securities with the intention of holding them until maturity, at which time they will be redeemed. To the extent it is able to do so, the Portfolio will not realize any gain or loss on these securities. There may be times, however, when it may be necessary or appropriate to sell securities prior to maturity in order to shorten the Portfolio's average maturity, to meet redemptions, or because of a reevaluation of an issuer's credit-worthiness.

Rule 2a-7 permits this Portfolio to value its assets on the basis of amortized cost as a means of maintaining the net asset value of the Money Market shares at $10 per share. Under the terms of the rule, the Portfolio may neither purchase any debt security having a remaining maturity of more than 397 days nor maintain a dollar-weighted average portfolio maturity of more than 90 days. Under the amortized cost method, all such debt securities are valued at their cost on the date of acquisition with a daily adjustment being made to accrued income to reflect amortization of premium or accretion of discount to the maturity date. If such method results in a deviation in excess of 1/2 of 1% from value based on available market quotations, the Board of Directors will promptly consider what, if any, action it should initiate. Such action may include selling portfolio instruments; withholding dividends; recapitalizing outstanding shares; requiring shareholders to contribute shares to capital or using available market quotations.

An investor's rate of return will vary as short-term interest rates vary. The rate of return will also be affected by other factors such as the operating expenses of the Portfolio and the sales, if any, of portfolio securities prior to maturity. On balance, however, investment in this Portfolio should involve less market and financial risk than an investment in any other portfolio.


BOND PORTFOLIO

The principal investment objective of the Bond Portfolio is to obtain a high level of income and opportunity for capital appreciation consistent with preservation of capital. Investments will be made primarily in intermediate-term and long-term fixed-income securities.

At least 80% of the total assets of this Portfolio (exclusive of cash and Government securities) will be invested in:

1. publicly traded, investment grade, non-convertible corporate debt securities issued by United States corporations and assigned within the four highest bond ratings by Moody's or Standard and Poor's ("S&P"); and

2. corporate debt securities used for short-term investment and limited to the top grade of these two rating services.

Up to 20% of the total assets of the Portfolio may be invested in: (1) securities having high potential for capital appreciation; (2) preferred stocks, convertible securities and securities carrying warrants to purchase equity securities; and (3) debt securities issued by U.S. banks and savings and loan associations which at the date of investment have capital, surplus and undivided profits as of the date of their most recent financial statements in excess of $100,000,000.

This Portfolio will not invest in common stocks directly, but it may retain for reasonable periods of time up to 10% of its total assets in common stocks acquired upon the conversion of debt securities or upon the exercise of warrants acquired with debt securities.

It is expected that this Portfolio will include debt securities with varying maturities selected from various industries, depending upon the Adviser's evaluation of current and anticipated market conditions. The market values of debt instruments will vary depending upon their respective yields; therefore, the net asset value per share of the Portfolio will change from time to time as the general level of interest rates changes. Consequently, an investment in the shares of this Portfolio involves substantial market risk, but should involve less financial risk than an investment in any of the portfolios other than the Money Market Portfolio.

OMNI PORTFOLIO

The principal investment objective of the Omni Portfolio is to realize a high level of long-term total rate of return consistent with prudent investment risks. Total rate of return consists of current income including dividends, interest and discount accruals and capital appreciation.

This Portfolio will seek to attain its objectives by investing in any of the securities in which the Equity, Money Market and Bond Portfolios may invest. The mix of investments will be adjusted from time to time among the various market sectors (stocks, bonds and money market instruments) to capitalize on perceived variations in return potential produced by the interaction of changing market and economic conditions. The Portfolio may at times be invested in less than all three of the market sectors. No minimum portion of the Portfolio is required to be invested in any sector. The frequency of changes in investment mix depends upon market and economic conditions.

The Portfolio's principal investment objective is supplemented and limited by the investment objectives, policies and restrictions established for each of the market sectors. Within the equity sector, the Portfolio will attempt to obtain long-term growth of capital while current income will be a secondary consideration. Within the bond sector, the Portfolio will attempt to obtain a high level of income and opportunity for capital appreciation consistent with preservation of capital. Within the money market sector, the Portfolio will attempt to obtain maximum current income consistent with the preservation of principal and liquidity. Investment in this Portfolio involves all of the risks associated with investing in the other portfolios. In addition, there is the risk that at any given time this Portfolio will invest too much or too little in each of the respective market sectors.

INTERNATIONAL PORTFOLIO

The principal investment objective of the International Portfolio is to obtain long-term capital growth by investing primarily in common stocks (and securities convertible into common stocks) of foreign companies. This Portfolio may also invest in fixed-income securities of foreign issuers. When deemed appropriate for short-term investment or for defensive purposes, it may invest in short-term debt instruments of U.S. or foreign issuers, in U.S. Government obligations, or in U.S. common stocks.

This Portfolio enables variable contractowners to diversify their investment by participating in companies and economies outside the U.S. However, investing in foreign securities may involve a greater degree of risk than investing in domestic securities because of the possibilities of currency exchange rate fluctuations, currency exchange controls, less publicly available information, more volatile markets, thinner markets (less trading volume), slower settlement of trades, greater likelihood of trade failures, less securities regulation, less favorable tax provisions, lack of uniformity of accounting, auditing and financial reporting standards, war and expropriation. Foreign investments also generally involve higher brokerage commissions, higher custodian costs, and currency conversion fees. Investment in this Portfolio will generally involve a greater degree of market and financial risk than any of the portfolios except for the Global Contrarian Portfolio.

CAPITAL APPRECIATION PORTFOLIO

The principal investment objective of the Capital Appreciation Portfolio is to maximize capital growth through investment primarily in common stocks. This Portfolio seeks to achieve capital appreciation by investing in securities of companies that are undervalued in relation to the company's assets, earnings, market position or breakup value; are currently out of favor in the investment community; or have attractive growth potential in their business markets. Securities are also sought that have been over-discounted due to adverse operating results, deteriorating economic or industry conditions, or unfavorable publicity.

The Portfolio may also invest in fixed-income securities and money market instruments to preserve its principal value during uncertain or declining market conditions. The Portfolio's total return will consist principally of capital appreciation (or depreciation) and, to a lesser extent, current income. The Portfolio's active management may result in a higher portfolio turnover rate and correspondingly higher brokerage costs. Investment in this Portfolio will generally involve market and financial risks that are comparable to, or somewhat less than, those of the Equity Portfolio.


SMALL CAP PORTFOLIO

To achieve its investment objective of capital appreciation, this Portfolio invests primarily in the common stocks of small and medium sized companies. Ordinarily, these companies are not listed on a national securities exchange but will be traded over the counter. Under normal market conditions, at least 65% of this Portfolio's assets will be invested in common stocks of companies with market capitalizations of less than $1 billion. However it may also invest in larger companies if they appear to present better prospects for capital appreciation. This Portfolio may invest up to 30% of its assets in foreign securities.

Small and medium sized companies selected for this Portfolio are generally those that are still in the developing stages of their life cycles and are able to achieve rapid growth in sales, earnings and share prices. Investments in such companies involve greater volatility and risk than is customarily associated with more established companies because such companies often have limited product lines, markets or financial resources, and their securities may be subject to more abrupt or erratic movements in price than securities of larger companies or the market averages. Investment in this Portfolio generally involves a higher degree of market and financial risks than those of the Equity Portfolio.


GLOBAL CONTRARIAN PORTFOLIO

The objective of the Global Contrarian Portfolio is to provide long-term growth of capital by investing in foreign and domestic securities that, in the judgment of the portfolio manager, are undervalued or presently out of favor with other investors but have positive prospects for eventual appreciation. While this Portfolio will primarily invest in common stocks (and securities convertible into common stocks), it may also invest in fixed income securities that appear to be undervalued or out of favor.

A substantial portion (at least 25%) of this Portfolio will be invested in foreign securities, in at least three countries, under normal market conditions. To that extent, the risk factors described in the second paragraph under "International Portfolio," above, will apply. In addition, "contrarian" investing generally involves substantial risks, particularly in the short term. Companies or markets that appear to be undervalued or are out of favor with investors may remain so for an extended period of time or may never recover. Therefore, this Portfolio should be considered primarily for long-term investments. Investment in this Portfolio generally involves a high degree of market and financial risk.


AGGRESSIVE GROWTH PORTFOLIO

The investment objective of the Aggressive Growth Portfolio is to seek capital growth. The Portfolio invests in a diversified portfolio of securities believed to represent attractive growth opportunities. The Portfolio normally emphasizes equity securities, although it has the flexibility to invest in any type of security that is believed to have the potential for capital appreciation. The Portfolio may invest up to 100% of its assets in equity securities, including common stocks, preferred stocks, securities that are convertible into common or preferred stocks, such as convertible bonds, and warrants. The Portfolio may invest up to 100% of its assets in intermediate - to long-term corporate or U.S. government debt securities. When market conditions warrant a temporary defensive position, the Portfolio may invest without limitation in cash and short-term, fixed-income securities, including U.S. government securities, commercial paper, banker's acceptances, certificates of deposit, and time deposits. Although the debt securities in which the Portfolio invests will be primarily investment-grade debt securities, the Portfolio may invest up to 5% of its total assets in non-investment-grade debt securities. The Portfolio may invest up to 15% of its assets in foreign securities, which involve certain risks.

The Portfolio seeks to uncover emerging investment trends and attractive growth opportunities. In its search for potential investments, the Portfolio attempts to identify companies that are poised for accelerated earnings growth due to innovative products or services, new management, or favorable economic or market cycles. These companies may be small, unseasoned firms in the early stages of development, or they may be mature organizations. The Portfolio engages in substantial short-term trading, which involves significant risk and may be deemed speculative. Such trading results in a higher portfolio turnover rate and correspondingly higher brokerage costs. Investment in this Portfolio involves a high degree of market and financial risk.

CORE GROWTH PORTFOLIO

The objective of the Core Growth Portfolio is to provide long-term capital appreciation by investing primarily in equity securities of large, medium and small companies that PBA believes have strong earnings growth and long-term capital appreciation prospects. PBA seeks companies poised for rapid growth that have a history of above-average earnings growth, demonstrate the ability to sustain that growth, and operate in industries or markets experiencing increased demand for their products or services.

In managing the Core Growth Portfolio, PBA uses both quantitative and fundamental processes focusing on quality earnings growth. PBA begins by creating a universe of rapidly growing companies having desired quality characteristics. Using proprietary software and research models that incorporate attributes of successful growth (such as positive earnings surprises, upward earnings estimate revisions, and accelerating sales and earnings growth), PBA creates a universe of growing companies. Then, using fundamental research, PBA evaluates each company's earnings quality and assesses the sustainability of the company's current growth trends. Through this highly disciplined process, PBA seeks to construct an investment portfolio having strong growth characteristics.

This portfolio's investments in small and medium capitalization companies may experience greater price volatility than portfolios investing primarily in larger, more established companies. Because the universe of companies in which this portfolio invests will experience stock price volatility, it is important that investors maintain a long-term investment perspective.

GROWTH & INCOME PORTFOLIO

The Growth & Income Portfolio's investment objective is long-term total return. The Portfolio will pursue this objective primarily by investing in equity and debt securities, focusing on small- and mid-cap companies that offer the potential for capital appreciation, current income, or both.

The Portfolio will normally invest the majority of its assets in common stocks, convertible securities, bonds, and notes. Although the Portfolio is intended to focus on companies with market capitalizations of up to $3 billion, the Portfolio will remain flexible and may invest in securities of larger companies. The Portfolio may also engage in short sales of securities expected to decline in price. Small- and mid-cap companies may present greater opportunities for investment return than do larger companies, but may also involve greater risks. They may have limited product lines, marketing or financial resources, or may depend on a limited management group. Their securities may trade less frequently and in limited volume. As a result, the prices of these securities may fluctuate more than prices of securities of larger, widely traded companies.

S&P 500 INDEX PORTFOLIO

The investment objective of the S&P 500 Index Portfolio is to seek total return approximating that of the S&P 500, including reinvestment of dividends, at a risk level consistent with that of the S&P 500. It will seek this objective by investing primarily in (a) common stocks and other securities that need not be included among the 500 stocks in the S&P 500, and/or (b) S&P 500 stock index futures contracts which will be hedged by investing in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, investment-grade corporate bonds and cash equivalents. This strategy is intended to replicate the performance of the S&P 500. However, Portfolio expenses will reduce the Portfolio's ability to exactly track the S&P 500 and there can be no assurance that the Portfolio's investments will have the desired effect.

The value of S&P 500 stock index futures contracts is tied directly to the fluctuations of the S&P 500. The Portfolio's ability to use futures contracts as a substitute for maintaining a fully-invested market position in the 500 stocks comprising the S&P 500 obligates the Portfolio to hedge its position by delivering a specific dollar amount equal to the difference between the value of the S&P 500 at the time the contract was made and the closing of the contract. The futures contracts can result in a high degree of leverage so that, were the Portfolio's position in the contracts not to be hedged by its position in U.S. Government obligations, investment-grade corporate bonds and cash equivalents, a relatively small decline in the S&P 500 could result in a substantial loss to the Portfolio, including part or all of the margin deposits required on the contracts. See "About the S&P 500" on page 23.


SOCIAL AWARENESS PORTFOLIO

The objective of the Social Awareness Portfolio is to provide long-term growth of capital by investing primarily in the common stocks and other equity securities of companies that, in the Adviser's opinion, conduct their business in a way that enhances society's quality of life. The Portfolio's social concern criteria will necessarily limit the universe of securities that may be selected for this Portfolio. However, the Adviser believes the Portfolio's objective of long-term capital growth can be achieved despite this limitation.

In choosing investments, the Adviser will consider a company's record in (a) quality and safety of its products and services, (b) environmental protection and enhancement, (c) employee relations, opportunities and safety, (d) consumer relations and protection, (e) community involvement, and (f) expectations for the creation of new jobs and economic development due to anticipated company growth. In addition, each potential investment will be subject to the Adviser's standards of investment analysis. As a matter of operating policy that may be modified by the Board of Directors, the Portfolio will not invest in any company substantially engaged in the manufacture of or distribution of tobacco products, alcoholic beverages or weapons, or the operation of gambling casinos, or the support of repressive regimes. The Adviser will attempt to monitor and respond to changes in business practices of the companies selected for investment and, in case of any adverse development, will consider whether or not the Portfolio's policies would require it to sell its position in that company. Any sale under those circumstances would, however, be subject to prudent market considerations.


STRATEGIC INCOME PORTFOLIO

The investment objective of the Strategic Income Portfolio is to generate high current income by investing at least 80% of its assets in income producing securities, including at least 40% of its assets in a core asset group of U.S. government and corporate fixed income securities, and 5% to 20% of its assets in each of the following satellite categories: (a) foreign bonds, (b) real estate investment trusts, (c) domestic equity securities, (d) money market securities and (e) the following structured fixed income securities: mortgage backed securities, collateralized mortgage obligations ("CMOs"), adjustable rate mortgage securities ("ARMS") and asset-backed securities.

The core assets are selected based on the outlook for interest rates and their yield in relation to other fixed income securities of similar quality and maturity and only include investment grade bonds (i.e., those rated Baa or higher by Moody's, or BBB or higher by S&P or Fitch or which, if unrated, are deemed by Star to be of comparable quality). The foreign bonds are of non-U.S. companies and governments. They are investment grade, are denominated in currencies other than U.S. dollars and may include American Depositary Receipts and International Depositary Receipts. The Portfolio may also invest in shares of investment companies that invest primarily in foreign bonds. Real estate investment trusts include equity or mortgage real estate trusts integrated to capture income diversified by sector (e.g., shopping malls, apartment buildings and health care facilities) and by geographic location. The domestic equity category consists of high-dividend common and preferred stocks of U.S. companies with a history of stable earnings and/or growing dividends. The domestic equity category may also include warrants and securities convertible into the common stocks of these U.S. companies. The money market category includes (a) commercial paper and Europaper (dollar-denominated commercial paper issued outside the U.S.) having at least one rating in one of the two highest categories of any NRSRO; (b) instruments of domestic and foreign banks and savings and loans (such as certificates of deposit, demand and time deposits, savings shares and bankers acceptances) if they have capital, surplus and individual profits of over $100,000,000, or if the principal amount of the instrument is insured by a fund administered by the Federal Deposit Insurance Corporation ("FDIC insured"), including Eurodollar Certificates of Deposit ("ECDs"), Yankee Certificates of Deposit ("Yankee CDs") and Eurodollar Time Deposits ("ETDs"); (c) obligations of the U.S. government or its agencies or instrumentalities; (d) repurchase agreements, and (e) other unrated short-term instruments deemed by Star to be of comparable quality to the other obligations in which the Portfolio may invest. This Portfolio may also engage in short sales from time to time. See "Risks Related to Short Sales" on page 17.


STELLAR PORTFOLIO

The investment objective of the Stellar Portfolio is to maximize total return by investing approximately 15% to 25% of its assets in each of the following categories: (a) domestic equity securities which Star deems to be undervalued relative to stocks contained in the S&P 500 Composite Stock Index; (b) domestic fixed income securities including investment grade corporate debt obligations and obligations of the U.S. government and its agencies and instrumentalities;
(c) foreign securities including securities of non-U.S. companies, investment grade corporate and government fixed income securities denominated in currencies other than U.S. dollars, and investment companies that invest primarily in foreign securities; (d) real estate securities including publicly traded equity and convertible debt securities of real estate related companies and real estate investment trusts, and (e) precious metal securities and/or money market securities. Precious metal securities include equity securities of domestic and foreign companies that explore for, extract, process, or deal in precious metals such as gold, silver, palladium and platinum. Up to 5% of the Portfolio may be invested in domestic and foreign asset-based securities for which the principal amount, redemption terms or conversion terms are related to the market price of some precious metals. Money market securities in which the Portfolio may invest are U.S. and foreign short-term money market instruments including commercial paper and Europaper (dollar-denominated commercial paper issued outside the U.S.) having at least one rating in one of the two highest categories of any NRSRO; instruments of domestic and foreign banks and savings and loans (such as certificates of deposit, demand and time deposits, savings shares and bankers' acceptances) if they have capital, surplus and undivided profits of over $100,000,000, or if the principal amount of the instrument is FDIC insured (these may include ECDs, Yankee CDs and ETDs); obligations of the U.S. government or its agencies or instrumentalities; repurchase agreements, or other short-term instruments deemed by Star to be of comparable quality to the other foregoing money market securities.


RELATIVE VALUE PORTFOLIO

The investment objective of the Relative Value Portfolio is to obtain the highest total return as is consistent with reasonable risk by investing primarily in stocks which Star deems to represent characteristics with low volatility, above-average yields, and are undervalued relative to the stocks comprising the S&P Composite Stock Index. Unless it is in a defensive position, at least 70% of the Portfolio's assets will be invested in common stocks of companies in the top 25% of their industries with regard to revenues. However, other factors, such as product position or market share, will also be considered and may outweigh revenues.

The Portfolio will also invest in fixed income securities, including convertible securities; domestic corporate debt obligations (rated or A or higher by Moody's or S&P or Fitch); and obligations of the U.S. government or its agencies or instrumentalities.

                             INVESTMENT RESTRICTIONS

The Fund is subject to a number of restrictions in implementing its investment policies. The following is a list of certain significant restrictions for all portfolios other than the Capital Appreciation and Aggressive Growth Portfolios, the restrictions for which are listed separately. The Statement of Additional Information provides a complete list of all investment restrictions applicable to the Fund. Restrictions number 4, 7 and 8 are nonfundamental policies of the Small Cap, Core Growth, Growth & Income, S&P 500 Index, Social Awareness, Strategic Income, Stellar and Relative Value Portfolios, and restrictions number 4 and 7 are nonfundamental policies of the Global Contrarian Portfolio, and as such may be changed by the Board of Directors. Otherwise, none of the following restrictions may be changed without the affirmative vote of a majority of the outstanding voting securities of the Fund or of a particular portfolio, as appropriate.

Each portfolio of the Fund (other than the Capital Appreciation and Aggressive Growth Portfolios) will not:

1. invest more than 5% of the value of the total assets of such portfolio in the securities of any one insurer (except U.S. Government securities);

2. purchase more than 10% of the outstanding voting securities of any one issuer, and the Money Market Portfolio will not acquire the voting securities of any issuer except in connection with a merger, consolidation or other reorganization;

3. invest more than 25% of the value of its total assets in any one industry, except that each portfolio may invest more than 25% of the value of its total assets in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities or in certificates of deposit, bankers' acceptances, bank time deposits or other obligations of banks or financial institutions. However, it is the intention of management not to invest in time deposits which involve any penalty or other restriction on withdrawal;

4. invest more than 10% of the value of its assets (15% in the case of the Small Cap, Core Growth and Growth & Income Portfolios) in securities or other investments, including repurchase agreements maturing in more than seven days, that are subject to legal or contractual restrictions upon resale or are otherwise not readily marketable;

5. other than the Growth & Income and Strategic Income Portfolios, borrow money, except for temporary or emergency purposes from banks, in which event the aggregate amount borrowed shall not exceed 5% of the value of the assets of the portfolio. In the case of such borrowing, each portfolio may pledge, mortgage or hypothecate up to 5% of its assets. Reverse repurchase agreements are not considered to be borrowing money for purposes of this restriction. The Growth & Income and Strategic Income Portfolios may borrow money directly or through reverse repurchase agreements in amounts up to one-third of the value of each of their total net assets, other than the amount borrowed;

6. purchase or sell commodities or commodity contracts except that (a) each portfolio other than the Money Market Portfolio may, for hedging purposes, purchase and sell financial futures contracts and options thereon within the limits of investment restriction 7 below, (b) notwithstanding restriction 7 below, the S&P 500 Index Portfolio may purchase and sell stock index futures contracts in accordance with its stated investment objectives, and (c) the Stellar Portfolio may purchase or sell precious metal securities;

7. other than the S&P 500 Index Portfolio, purchase or sell put or call options, except that each portfolio other than the Money Market Portfolio may, for hedging purposes, (a) write call options traded on a registered national securities exchange if such portfolio owns the underlying securities subject to such options, and purchase call options for the purpose of closing out positions in options it has written, (b) purchase put options on securities owned, and sell such options in order to close its positions in put options, (c) purchase and sell financial futures contracts and options thereon, and (d) purchase and sell financial index options; provided, however, that no option or futures contract shall be purchased or sold if, as a result, more than one-third of the total assets of the portfolio would be hedged by options or futures contracts, and no more than 5% of any portfolio's total assets, at market value, may be used for premiums on open options and initial margin deposits on futures contracts;

8. other than the International and Global Contrarian Portfolios, invest in securities of foreign issuers except that (a) each of the Equity, Bond, Omni, Core Growth, Growth & Income, S&P 500 Index, Social Awareness and Relative Value Portfolios may (i) invest up to 15% of their respective assets in securities of foreign issuers (including private issuers and foreign governments or political subdivisions, agencies or instrumentalities of foreign governments), American Depository Receipts, and securities of United States domestic issuers denominated in foreign currency, and (ii) invest up to an additional 10% of the assets of the portfolio in securities issued by foreign governments or political subdivisions, agencies or instrumentalities thereof, (b) the Small Cap Portfolio may invest up to 30% of its assets in the securities of foreign issuers, (c) the Money Market Portfolio may invest up to 50% of its assets in the securities of foreign issuers, provided the securities are denominated in U.S. dollars and held in custody in the United States, (d) the Strategic Income Portfolio may invest up to 20% of its assets in foreign bonds and (e) the Stellar Portfolio may invest up to 25% of its assets in the securities of foreign issuers. For purposes of this restriction number 8, U.S. dollar denominated depository receipts traded in domestic markets do not constitute foreign securities;

As nonfundamental policies of each portfolio other than the Capital Appreciation and Aggressive Growth Portfolios, which policies may be changed at any time by the vote of a majority of the Board of Directors, (a) no portfolio will invest more than 20% of its assets in securities of issuers located in any one foreign country, except that up to an additional 5% of its assets may be invested in securities of issuers located in each of any three of Australia, Canada, France, Germany, Japan or the United Kingdom; and (b) each portfolio other than the Money Market Portfolio, in order to hedge against changes in the exchange rates of foreign currencies in relation to the U.S. dollar, may engage in forward foreign currency contracts, foreign currency options and foreign currency futures contracts in connection with the purchase, sale or ownership of specific securities (but, not more than 5% of a portfolio's assets may be invested in such currency hedging contracts).

If a percentage restriction is adhered to at the time of an investment, a later increase or decrease in the investment's percentage of the value of a portfolio's total assets resulting from a change in such values or assets will not constitute a violation of the percentage restriction.


CAPITAL APPRECIATION PORTFOLIO FUNDAMENTAL POLICIES As a matter of fundamental policy, the Portfolio may not:

C.A.1. Borrow money except that the Portfolio may (i) borrow for non-leveraging, temporary or emergency purposes and (ii) engage in reverse repurchase agreements and make other investments or engage in other transactions, which may involve a borrowing, in a manner consistent with the Portfolio's investment objective and program, provided that the combination of (i) and (ii) shall not exceed 33 1/3% of the value of the Portfolio's total assets (including the amount borrowed) less liabilities (other than borrowings) or such other percentage permitted by law. Any borrowings which come to exceed this amount will be reduced in accordance with applicable law. The Portfolio may borrow from banks, other portfolios managed by TRPA or other persons to the extent permitted by applicable law;

C.A.2. Purchase or sell physical commodities; except that it may enter into futures contracts and options thereon;

C.A.3. Purchase the securities of any issuer if, as a result, more than 25% of the value of the Portfolio's total assets would be invested in the securities of issuers having their principal business activities in the same industry;

C.A.4. Make loans, although the Portfolio may (i) lend portfolio securities and participate in an interfund lending program with other portfolios managed by TRPA provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of the Portfolio's total assets; (ii) purchase money market securities and enter into repurchase agreements; and (iii) acquire publicly-distributed or privately-placed debt securities and purchase debt;

C.A.5. Purchase a security if, as a result, with respect to 75% of the value of its total assets, more than 5% of the value of the Portfolio's total assets would be invested in the securities of a single issuer, except securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities;

C.A.6. Purchase a security if, as a result, with respect to 75% of the value of the Portfolio's total assets, more than 10% of the outstanding voting securities of any issuer would be held by the Fund (other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities);

C.A.7. Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Portfolio from investing in securities or other instruments backed by real estate or in securities of companies engaged in the real estate business);

C.A.8. Issue senior securities except in compliance with the Investment Company Act of 1940; or

C.A.9. Underwrite securities issued by other persons, except to the extent that the Portfolio may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in connection with the purchase and sale of its portfolio securities in the ordinary course of pursuing its investment program.

With respect to investment restrictions C.A.1. and C.A.4., the Portfolio will not borrow from or lend to any other portfolios managed by TRPA unless they apply for and receive an exemptive order from the SEC or the SEC issues rules permitting such transactions. The Portfolio has no current intention of engaging in any such activity and there is no assurance the SEC would grant any order requested by the Portfolio or promulgate any rules allowing the transactions.

With respect to investment restriction C.A.2., the Portfolio does not consider currency contracts or hybrid investments to be commodities.

For purposes of investment restriction C.A.3., U.S., state or local governments, or related agencies or instrumentalities, are not considered an industry.

For purposes of investment restriction C.A.4., the Portfolio will consider the acquisition of a debt security to include the execution of a note or other evidence of an extension of credit with a term of more than nine months.


AGGRESSIVE GROWTH PORTFOLIO FUNDAMENTAL POLICIES

As a matter of fundamental policy, the Portfolio:

A.G.1. May not with respect to 75% of its total assets, purchase the securities of any issuer (except securities issued or guaranteed by the U.S. government or its agencies or instrumentalities) if, as a result,
         (i) more than 5% of the Portfolio's total assets would be invested in the securities of that issuer, or (ii) the Portfolio would hold more than 10% of the outstanding voting securities of that issuer.

A.G.2. May (i) borrow money from banks and (ii) make other investments or engage in other transactions permissible under the Investment Company Act of 1940 which may involve a borrowing, provided that the combination of (i) and (ii) shall not exceed 33 1/3% of the value of the Portfolio's total assets (including the amount borrowed), less the Portfolio's liabilities (other than borrowings), except that the Portfolio may borrow up to an additional 5% of its total assets (not including the amount borrowed) from a bank for temporary or emergency purposes (but not for leverage or the purchase of investments). The Portfolio may also borrow money from the other mutual funds managed by SCM or other persons to the extent permitted by applicable law.

A.G.3. May not issue senior securities, except as permitted under the Investment Company Act of 1940.

A.G.4. May not act as an underwriter or another issuer's securities, except to the extent that the Portfolio may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in connection with the purchase and sale of portfolio securities.

A.G.5. May not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Portfolio from purchasing or selling options, futures contracts, or other derivative instruments, or from investing in securities or other instruments backed by physical commodities).

A.G.6. May not make loans if, as a result, more than 33 1/3% of the Portfolio's total assets would be lent to other persons, except through
         (i) purchases of debt securities or other debt instruments, or (ii) engaging in repurchase agreements.

A.G.7. May not purchase the securities of any issuer if, as a result, more than 25% of the Portfolio's total assets would be invested in the securities of issuers, the principal business activities of which are in the same industry.

A.G.8. May not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prohibit the Portfolio from purchasing or selling securities or other instruments backed by real estate or of issuers engaged in real estate activities.

FOREIGN INVESTMENTS. Investments in foreign securities involve considerations not normally associated with investing in domestic issuers. For a summary of such considerations, see the second paragraph under "International Portfolio" on page 9.

RISKS RELATED TO HEDGING TECHNIQUES. The use for hedging purposes of options and futures contracts on securities and foreign currencies involves certain risks, including whether the Adviser or a sub-adviser will be able to predict correctly the direction of movement of stock prices, interest rates, currency prices and other economic factors, whether sufficient market liquidity will exist to permit a portfolio to close out positions taken, and whether price movements of portfolio securities subject to a hedge follow price movements of securities or currencies underlying options and futures contracts, none of which can be assured. A discussion of the risks involved in the use of such hedging techniques is contained in the Statement of Additional Information.

RISKS RELATED TO LEVERAGING. The Growth & Income and Strategic Income Portfolios may borrow for investment purposes pursuant to a fundamental policy. This borrowing, which is known as leveraging, generally will be unsecured, except to the extent the Portfolios enter into the reverse repurchase agreements described below. The Investment Company Act of 1940 requires these Portfolios to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, a Portfolio may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time.

Borrowing creates an opportunity for increased net income to the Portfolios but, at the same time, creates special risk considerations. For example, leveraging may exaggerate the effect on net asset value of any increase or decrease in the market value of a Portfolio's securities. To the extent the income derived from securities purchased with borrowed funds exceeds the interest a Portfolio will have to pay, that Portfolio's net income will be greater than if borrowing were not used. Conversely, if the income from the assets retained with borrowed funds is not sufficient to cover the cost of borrowing, the net income of that Portfolio will be less than if borrowing were not used and , therefore, the amount available for distribution to shareholders as dividends will be reduced. The Portfolios also may be required to maintain minimum average balances in connection with borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

Among the forms of borrowing in which the Growth & Income and Strategic Income Portfolios may engage is the entry into reverse repurchase agreements with banks, brokers or dealers. These transactions involve the transfer by a Portfolio of an underlying debt instrument in return for cash proceeds based on a percentage of the value of the security. The Portfolio retains the right to receive interest and principal payments on the security. At an agreed upon future date, the Portfolio repurchases the security at an agreed-upon price. In certain types of agreements, there is no agreed upon repurchase date, and interest payments are calculated daily, often based on the prevailing U.S. government securities or other high-quality liquid debt securities at least equal to the aggregate amount of its reverse repurchase obligations, plus accrued interest, in certain cases, in accordance with releases promulgated by the Securities and Exchange Commission. The Commission views reverse repurchase transactions as collateralized borrowings by the Portfolio. These agreements, which are treated as if reestablished each day, can provide the Portfolios with a flexible borrowing tool.

RISKS RELATED TO SHORT SALES. From time to time, the Strategic Income Portfolio may engage in short sales which are transactions in which the Portfolio sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Portfolio must borrow the security to make delivery to the buyer. The Portfolio then is obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Portfolio. Until the security is replaced, the Portfolio is required to pay to the lender amounts equal to any dividends or interest which accrue during the period of the loan. To borrow the security, the Portfolio also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.

It is anticipated that the frequency of short sales will vary substantially under different market conditions. As an operating policy of the Strategic Income Portfolio which may be changed without shareholder approval, no securities will be sold short if, after effect is given to that short sale, the total market value of all securities sold short would exceed 25% of the value of the Portfolio's net assets. The Portfolio may not sell short the securities of any single issuer listed on a national securities exchange to the extent of more than 2% of the value of the Portfolio's net assets. The Portfolio may not sell short the securities of any class of an issuer to the extent, at the time of the transaction, of more than 2% of the outstanding securities of that class.

The Portfolio will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Portfolio replaces the borrowed security; conversely, the Portfolio will realize a gain if the security declines in price between those dates. This result is the opposite of what one would expect from a cash purchase of a long position in a security. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium or amounts in lieu of interest the Portfolio may be required to pay in connection with a short sale.

RISKS RELATED TO REAL ESTATE SECURITIES. Although the Fund's real estate investments will be limited to publicly traded securities secured by real estate or interests therein or issued by companies that invest in real estate or interests therein, these investments may be subject to risks associated with direct ownership of real estate. These include declines in the value of real estate, risks related to general and local economic conditions and increases in interest rates. Real estate investment trusts are often not diversified and are, therefore, subject to the risk of financing projects. They may also be subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. Those real estate investment trusts that hold equity positions in real estate may be affected by any changes in the value of the underlying property. Those real estate investment trusts that lend money to property developers may be affected by the quality of any credit extended.

RISKS RELATED TO PRECIOUS METALS. The prices of precious metals and precious metal securities have historically been subject to high volatility. The earnings and financial condition of precious metal companies may be adversely affected by volatile precious metal prices.

                             MANAGEMENT OF THE FUND

The Fund's Board of Directors is responsible for directing the management of the business and affairs of the Fund. The Board of Directors has the power to amend the Fund's By-laws, to elect its officers, to declare and pay dividends, and to exercise all the powers of the Fund except those reserved to the shareholders.

The Adviser is a wholly-owned subsidiary of ONLI and is located at One Financial Way, Cincinnati, Ohio 45242. It has served as the Fund's investment adviser since May 1, 1996. Prior to that date, the Fund's investment adviser was O.N. Investment Management Company, an indirect wholly-owned subsidiary of ONLI which, like the Adviser, made use of ONLI's investment personnel and administrative systems.

The Adviser engages sub-advisers to direct the investments and reinvestments of certain portfolios.

SGAM, located at 1221 Avenue of the Americas, New York, NY 10020, is owned by Societe Generale, one of the largest banks in Europe. SGAM and its predecessors have been investment advisers to international mutual funds since 1970. It has managed the assets of the International Portfolio since 1993, and the Global Contrarian Portfolio since 1995.

TRPA, located at 100 East Pratt Street, Baltimore, Maryland 21202, manages assets for various individual and institutional investors, particularly the T. Rowe Price group of mutual funds. It is the successor to an investment firm founded in 1937. It has managed the assets of the Capital Appreciation Portfolio since 1994.

FAM, located at 2930 East Third Avenue, Denver, Colorado 80206, manages the assets of the Founders group of mutual funds as well as private accounts. It was established in 1938. It has managed the assets of the Small Cap Portfolio since 1994.

SCM, located at 100 Heritage Reserve, Milwaukee, Wisconsin 53051, manages the assets of the Strong group of mutual funds as well as pension funds and private accounts. It was established in 1974. It has managed the assets of the Aggressive Growth Portfolio since 1995.

PBA, located at 1255 Drummer's Lane, Wayne, Pennsylvania 19087, is controlled by United Asset Management Corp. located in Boston, Massachusetts. With its predecessors, PBA has been an investment adviser since 1982 and it manages the PBHG mutual funds. It has managed the assets of the Core Growth Portfolio since 1997.

RSIM, located at 555 California Street, San Francisco, California 94104, has been an investment adviser since 1978. It specializes in growth companies and manages the Robertson Stephens mutual funds as well as private and institutional asset pools. It has managed the assets of the Growth & Income Portfolio since 1997.

Star, located at 425 Walnut Street, Cincinnati, Ohio 45202, is a national bank founded in 1863. It is the largest bank and trust organization of StarBanc Corporation. It has managed commingled funds since 1957. It has managed the assets of the Strategic Income, Stellar and Relative Value Portfolios since 1997.

The individuals primarily responsible for the day-to-day management of the Fund's portfolios are Joseph Brom, Michael Boedeker, Stephen Williams, Douglas Hundley, Keith Hanson, Jean-Marie Eveillard, Richard Howard, Michael Haines, Richard Strong, James McCall, John Wallace, Randolph Bateman, Joseph Belew, Fred Brink, Kirk Mentzer and Peter Sorrentino.

Joseph Brom is president of the Adviser and senior vice president and chief investment officer of ONLI. He oversees the management of the Equity, Money Market, Bond, Omni, S&P 500 Index and Social Awareness Portfolios. He is a chartered financial analyst with a bachelor's degree in economics and finance and a law degree from the University of Wisconsin. He has been an investment officer of ONLI since 1975 and previously had 15 years of experience in securities management.

Michael Boedeker, a vice president of the Adviser, has managed the Bond Portfolio since 1989. He is a chartered financial analyst with a bachelor's degree in business and a master of business administration degree in finance from Indiana University. He has been vice president of fixed income securities for ONLI since 1989 and previously had over 20 years of experience in fixed income securities and mutual fund management, most recently as senior vice president and chief investment officer of Mutual Security Life Insurance Co. for more than 5 years.

Stephen Williams, a vice president of the Adviser, has managed the Equity and Omni Portfolios since 1987. He has a bachelor's degree in finance from the University of Cincinnati. He has been an investment analyst and director of securities for ONLI since 1977.

Douglas Hundley, a vice president of the Adviser, is the portfolio manager of the S&P 500 Index Portfolio and he has managed the Money Market Portfolio since 1996. He has a bachelor's degree in accounting and economics from Northern Kentucky University, a master of business administration degree in finance from the University of Texas, and is a certified public accountant in Ohio. He has been an investment officer of ONLI since 1995. For more than seven years prior to that he was an assistant portfolio manager for the Metropolitan Life Insurance Co. and was a financial analyst for Star for a year.

Keith Hanson, a vice president of the Adviser, is the portfolio manager of the Social Awareness Portfolio. He is a chartered financial analyst with a bachelor's degree in business administration from Marquette University. He has been an investment officer of ONLI since 1994. For a year prior to that he was a research analyst in the valuation of small businesses for Blum & Colombe, SC, and for seven years before that he was a securities analyst for Johnson Asset Management.

Jean-Marie Eveillard, president of SGAM, has managed the International Portfolio since its inception in 1993 and the Global Contrarian Portfolio since its inception in 1995. He is a graduate of the Ecole des Hautes Etudes Commerciales in Paris. He has been president of SoGen International Fund since 1984 and for 21 years prior to that had been a securities analyst and mutual fund manager of Societe Generale and SoGen International Fund.

Richard Howard, president of the T. Rowe Price Capital Appreciation Fund and a vice president of TRPA, is the portfolio manager of the Capital Appreciation Portfolio. He is a chartered financial analyst with a bachelor's degree in engineering from Millikin University and a master of business administration degree from Harvard. He joined TRPA in 1982 and previously worked as an industry specialist for Fidelity Management and Research and for CG Investment Management Company.

Michael Haines, senior vice president of investment of FAM, is the portfolio manager of the Small Cap Portfolio. He has a bachelor's degree from the Colorado College and a master of business administration from the University of Denver. He has been a portfolio manager for FAM since 1990 and for 5 years prior to that was a financial analyst for FAM.

Richard Strong, chairman of the board of SCM, is the portfolio manager of the Aggressive Growth Portfolio. He has a bachelor's degree from Baldwin Wallace College and a master's degree in finance from the University of Wisconsin. He founded SCM in 1974 after 8 years of investment experience with several other firms.

James McCall, a portfolio manager with PBA since 1994, manages the Core Growth Portfolio. He has a bachelor's degree from the Philadelphia College of Pharmacy and Science and masters degrees in pharmacy and business administration from the University of Utah. Prior to joining PBA, he spent nine years as a vice president and portfolio manager with First National Bank of Maryland and as mutual fund portfolio manager for Provident Mutual Management Co. He spent ten years as a pharmacist before entering the investment field.

John Wallace, a managing director of RSIM, is the portfolio manager of the Growth & Income Portfolio. He has a bachelor's degree in Spanish and Anthropology from the University of Idaho and a master of business administration degree from Pace University. He joined RSIM in 1995. For nine years prior to that he was a mutual fund portfolio manager for Oppenheimer Management Corp. Prior to that, he had been the co-founder, owner and operator of an Ecuadorian export firm.

Randolph Bateman, senior vice president and chief investment officer of Star's trust financial services group, manages the foreign bonds component of the Strategic Income Portfolio and the foreign securities component of the Stellar Portfolio. He oversees investment policy and research for the Star trust group's capital management division. He is a chartered financial analyst with a bachelor's degree in economics from North Carolina State University. He has been an investment officer of Star since 1988. Prior to that, he had 17 years of investment experience including serving as president of MPACT Securities.

Joseph Belew, vice president and trust officer of Star, manages the Relative Value Portfolio. He has a bachelor's degree in business management from Belmont College. He has been a trust officer and investment manager of Star since 1979.

Fred Brink, a trust investment officer and fund manager for the capital management division of Star, manages the real estate securities component of the Strategic Income and Stellar Portfolios. He manages real estate investment trusts and mutual funds for Star. He has a bachelor's degree in finance from the University of Cincinnati. He has been a trust investment officer for Star since 1991.

Kirk Mentzer, senior trust officer and director of fixed income research for the capital management division of Star, manages the domestic and structured fixed income components of the Strategic Income Portfolio and the domestic fixed income component of the Stellar Portfolio. He also manages the money market components of the Strategic Income, Stellar and Relative Value Portfolios. He is responsible for fixed income investment policy and strategy for Star's capital management division. He has a bachelor's degree in finance and insurance from the University of Cincinnati and a master's degree in finance from Xavier University. He has been a trust officer for Star since 1989 .

Peter Sorrentino, vice president and director of portfolio management and research for the capital management division of Star, manages the domestic equity components of the Strategic Income and Stellar Portfolios. He is a chartered financial analyst and has bachelor's degrees in both finance and accounting from the University of Cincinnati. He has been an investment officer of Star since 1996 and for 9 years prior to that was a vice president and regional director of portfolio management for Bank One Investment Advisers.

Under the Investment Advisory Agreement dated May 1, 1996, and supplemented January 2, 1997, the Adviser provides portfolio management and investment advice to the Fund and administers its other affairs, subject to the supervision of the Fund's Board of Directors. As compensation for its services to the Equity, Bond, Omni and Social Awareness Portfolios, the Adviser is paid fees at an annual rate of 0.60% of the first $100 million of each Portfolio's net assets, 0.50% of the next $150 million, 0.45% of the next $250 million, 0.40% of the next $500 million, 0.30% of the next $1 billion and 0.25% of net assets over $2 billion. For the Money Market Portfolio, the Adviser is paid a fee at an annual rate of 0.30% of the first $100 million, 0.25% of the next $150 million, 0.23% of the next $250 million, 0.20% of the next $500 million and 0.15% of net assets over $1 billion. However, as to the Money Market Portfolio, the Adviser is presently waiving any of its fee in excess of 0.25%. For the International, Global Contrarian and Relative Value Portfolios, the Adviser is paid fees at an annual rate of 0.90% of each Portfolio's average daily net asset value.

The Adviser is paid fees at an annual rate of 0.80% of the average daily net asset value of each of the Capital Appreciation, Small Cap, Aggressive Growth and Strategic Income Portfolios. The Adviser is paid fees at an annual rate of 0.95% of the first $150 million of the average daily net asset value of the Core Growth Portfolio and 0.80% of net assets over $150 million. The Adviser is paid fees at an annual rate of 0.85% of the first $200 million of the average daily net asset value of the Growth & Income Portfolio and 0.80% of net assets over $200 million. The Adviser is paid fees at an annual rate of 0.40% of the first $100 million of the average daily net asset value of the S&P 500 Index Portfolio, 0.35% of the next $150 million and 0.33% of net assets over $250 million. The Adviser is paid fees at an annual rate of 1.00% of the average daily net asset value of the Stellar Portfolio.

Pursuant to Sub-Advisory Agreements dated May 1, 1996, the Adviser (1) pays SGAM fees at an annual rate of 0.75% of the International and Global Contrarian Portfolios' average daily net asset value for directing the investment and reinvestment of those Portfolios' assets, (2) pays TRPA a fee at an annual rate of 0.70% of the first $5 million, and 0.50% of average daily net asset value in excess of $5 million for directing the investment and reinvestment of the Capital Appreciation Portfolio's assets, (3) pays FAM a fee at an annual rate of 0.65% of the first $75 million, 0.60% of the next $75 million, and 0.55% of average daily net asset value in excess of $150 million for directing the investment and reinvestment of the Small Cap Portfolio's assets and (4) pays SCM a fee at an annual rate of 0.70% of the first $50 million and 0.50% of average daily net asset value in excess of $50 million for directing the investment and reinvestment of the Aggressive Growth Portfolio's assets. Pursuant to Sub-Advisory Agreements dated January 2, 1997, the Adviser (1) pays PBA fees at an annual rate of 0.75% of the first $50 million, 0.70% of the next $100 million, and 0.50% of average daily net asset value in excess of $150 million for directing the investment and reinvestment of the Core Growth Portfolio's assets, (2) pays RSIM 0.60% of the first $100 million, 0.55% of the next $100 million, and 0.50% of average daily net asset value in excess of $200 million for directing the investment and reinvestment of the Growth & Income Portfolio's assets, (3) pays Star fees at an annual rate of 0.55 % of the first $50 million and 0.50% of average daily net asset value in excess of $50 million for directing the investment and reinvestment of Strategic Income Portfolio assets,
(4) pays Star fees at an annual rate of 0.75% of the first $50 million and 0.70% of average daily net asset value in excess of $50 million for directing the investment and reinvestment of Stellar Portfolio assets and (5) pays Star fees at an annual rate of 0.65% of the first $50 million and 0.60% of average daily net asset value in excess of $50 million for directing the investment and reinvestment of Relative Value Portfolio assets.

Under a service agreement among the Fund, the Adviser and ONLI, the latter has agreed to furnish the Adviser, at cost, such research facilities, services and personnel as may be needed by the Adviser in connection with its performance under the Investment Advisory Agreement. The Adviser reimburses ONLI for its expenses in this regard.

The Fund also incurs other miscellaneous expenses for legal and accounting services, registration and filing fees, custodial services and shareholder services.

The Fund's transfer agent and Fund accounting agent is American Data Services, Inc., 24 West Carver Street, Huntington, New York 11743. The custodian for those portfolios other than the International and Global Contrarian Portfolios is Star, which is located at 425 Walnut Street, Cincinnati, Ohio 45202. The custodian for the International and Global Contrarian Portfolios is Investors Fiduciary Trust Company, 127 West Tenth Street, Kansas City, Missouri. For assets held outside the United States, the custodians enter into subcustodial agreements, subject to approval by the Board of Directors.

                                  CAPITAL STOCK

The Fund's authorized capital consists of 250 million shares of capital stock with a par value of $1 per share; 20 million of such shares are allocated to each of the Equity, Omni and International Portfolios, and 10 million of such shares are allocated to each of the other portfolios. These shares may be reallocated by the Board of Directors to another of the existing portfolios or to any new portfolio.

All shares of all portfolios have equal voting rights, except that only shares of a particular portfolio are entitled to vote on matters pertaining only to that portfolio. Pursuant to the Investment Company Act of 1940 and the rules and regulations thereunder, certain matters approved by a vote of all Fund shareholders may not be binding on a portfolio whose shareholders have not approved such matter.

Each issued and outstanding share is entitled to one vote and to participate equally in dividends and distributions declared by the respective portfolio and in net assets of such portfolio remaining upon liquidation or dissolution after satisfaction of outstanding liabilities. The shares of each portfolio, when issued, will be fully paid and non-assessable, have no preemptive, conversion, cumulative dividend or similar rights, and are freely transferable. Fund shares do not have cumulative voting rights, which means that the holders of more than half of the Fund shares voting for election of directors can elect all of the directors if they so choose. In such event, the holders of the remaining shares would not be able to elect any directors.

All of the outstanding Fund shares are owned of record by ONLI and ONLAC and are held in their various separate accounts. The shares held in connection with those separate accounts are voted by ONLI or ONLAC in accordance with instructions received from the owners of variable contracts issued in connection with such separate accounts and persons receiving payments under the variable contracts. Fund shares attributable to contracts owned by ONLI and ONLAC, and Fund shares not attributable to variable contracts, will be voted in proportion to instructions received from all variable contract owners.


                       DIVIDENDS, DISTRIBUTIONS AND TAXES

Each portfolio seeks to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. It is the Fund's policy to comply with the provisions of the Code regarding distribution of investment income and net realized capital gains so that the Fund will not be subject to federal income tax on amounts distributed. Consequently, the Fund distributes to its shareholders each year substantially all of its net investment income and net realized capital gains (if any). For the Money Market Portfolio, all of the undistributed net investment income is determined and paid as a dividend to shareholders of record immediately before each computation of the net asset value of Money Market shares. For the other portfolios, dividends representing net investment income will normally be distributed quarterly and any net realized capital gains will be distributed annually. However, the Fund's Board of Directors may declare such dividends at more frequent intervals. Dividends and distributions are automatically reinvested in additional shares of their respective portfolios at net asset value without a sales charge unless a shareholder requests that they be paid in cash.


                        PURCHASE AND REDEMPTION OF SHARES

Fund shares are sold without a sales charge and may be redeemed at their net asset value next computed after a purchase or redemption order is received by the Fund. (The net asset value of the Money Market Portfolio is normally $10 per share.) Depending upon the net asset values at that time, the amount paid upon redemption may be more or less than the cost of the shares redeemed. Payment for shares redeemed will be made as soon as possible, but in any event within seven days after evidence of ownership of the shares is tendered to the Fund except in extraordinary circumstances as described in the Statement of Additional Information.

The net asset value of the Fund's shares is determined on each day on which an order for purchase or redemption of the Fund's shares is received and there is a sufficient degree of trading in portfolio securities that the current net asset value of its shares might be materially affected. Such determination is made as of 4:00 p.m. Eastern time on each business day. The net asset value of each portfolio is computed by dividing the value of the securities in that portfolio plus any cash or other assets less all liabilities of the portfolio, by the number of shares outstanding for that portfolio.

Shares of one portfolio may be exchanged for shares of another portfolio of the Fund on the basis of the relative net asset values next computed after an exchange order is received by the Fund.

                                FUND PERFORMANCE

From time to time, the current yield, average annual total return and cumulative total returns for the portfolios will be advertised. The results might be compared to other similar mutual funds or unmanaged indices. Management's discussion and analysis of the Fund's performance is included in the Fund's most-recent annual report and is available free upon request.

Total return for a portfolio reflects the sum of all of its earnings plus any changes in the value of its assets, reduced by all expenses accrued during a measurement period. For this purpose, it is assumed that all dividends and capital gains distributions are reinvested. The average annual total return is expressed as a percentage of an amount invested for a one-year period. Each portfolio's average return is computed by a formula in which a hypothetical initial investment of $1,000 is equated to an ending redeemable value from the inception of the portfolio for one-, five- and ten-year periods. Cumulative total return reflects a portfolio's aggregate performance, expressed as a dollar amount change, from the beginning to the end of the period.

Percentage changes in net asset value per share and total returns quoted for a portfolio include the effect of deducting that portfolio's expenses, but do not include charges and expenses attributable to any particular insurance product. The amount by which variable annuity separate account charges and expenses would reduce Fund's total return may be demonstrated by comparing the Fund's total return to that of the variable annuity separate account for the same period. Variable life insurance separate account charges vary significantly, depending upon a variety of demographic factors (such as age, sex and health status) and several contract-specific factors (such as stated amount of death benefit), but in all cases would have the result of lowering the total return of the Fund.

From time to time the annualized yield and "effective" yield will be quoted for the Money Market Portfolio. The Money Market Portfolio's yield refers to the income generated by an investment in the Portfolio over the seven-day period indicated. This income is then "annualized" by assuming that the same amount of income generated by the Portfolio that week is generated over a 52-week period and is shown as a percentage of the investment. "Effective" yield is calculated similarly but, when annualized, the income earned by an investment in the Portfolio is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

All performance quotations are based on historical investment performance and are not intended to indicate future performance


                                ABOUT THE S&P 500

The S&P 500 is a widely publicized index that tracks 500 companies traded on the New York and American Stock Exchanges and in the over-the-counter market. It is weighted by market value so that each company's stock influences the S&P 500 in proportions to its relative market capitalization. Most of the stocks in the S&P 500 are issued by companies that are among the 500 largest in the United States in terms of aggregate market value. However, for diversification purposes, some stocks of smaller companies are included in the S&P 500.

"Standard & Poor's (R)," "S&P (R)," "S&P 500 (R)" and "Standard & Poor's 500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Adviser. The S&P 500 Index Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's ("S&P") and S&P makes no representation regarding the advisability of investing in the S&P 500 Index Portfolio. S&P makes no representation or warranty, express or implied, to the owners of the Portfolio or any member of the public regarding the advisability of investing in securities generally or in the Portfolio particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to the Adviser is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed and calculated by S&P without regard to the Adviser or the Portfolio. S&P has no obligation to take the needs of the Adviser or the owners of the Portfolio into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Portfolio or the timing of the issuance or sale of the Portfolio or in the determination or calculation of the equation by which the Portfolio is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Portfolio.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ADVISER, OWNERS OF THE PORTFOLIO, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OR MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

                                     PART B.

          INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

                              OHIO NATIONAL FUND, INC.

                                 One Financial Way
                               Cincinnati, Ohio 45242
                              Telephone (5l3) 794-6316


                        STATEMENT OF ADDITIONAL INFORMATION
                                  July 30, 1997



This Statement of Additional Information is not a prospectus. It should be read in conjunction with the prospectus of Ohio National Fund, Inc. (the "Fund") dated July 30, 1997.


To obtain a free copy of the Fund's prospectus, write or call the Fund at the above address.

                                 Table of Contents
                                 -----------------

                                                                                Page
                                                                                ----
The Fund .................................................................        3

Fund Performance .........................................................        3
      Current Yield of Money Market Portfolio
      Total Return
      Portfolio Turnover

Investment Objectives and Policies .......................................        7
      Money Market Instruments

Investment Restrictions ..................................................        9
      Hedging Transactions
      Covered Call Options and Put Options
      Risk Factors with Options
      Futures Contracts
      Options on Futures Contracts and Financial Indexes
      Risk Factors with Futures, Options on Futures and Options on Indexes
      Risk Factors with Foreign Investments
      Foreign Currency Hedging Transactions
      Short Sales
Management of the Fund ...................................................       20
      Directors and Officers
      Compensation of Directors
      Shareholders' Meetings
      Investment Advisory and Other Services

Brokerage Allocation .....................................................       24

Purchase and Redemption of Shares ........................................       25

Tax Status ...............................................................       27

Experts ..................................................................       27

Legal Counsel ............................................................       27

The S&P 500 ..............................................................       27

Financial Statements .....................................................       29

Appendix .................................................................       63

      Debt Security Ratings

                                      THE FUND


The Fund is an open-end diversified management investment company which currently consists of 16 separate portfolios - the Equity Portfolio, the Money Market Portfolio, the Bond Portfolio, the Omni Portfolio, the International Portfolio, the Capital Appreciation Portfolio, the Small Cap Portfolio, the Global Contrarian Portfolio, the Aggressive Growth Portfolio, the Core Growth Portfolio, the Growth & Income Portfolio, the S&P 500 Index Portfolio, the Social Awareness Portfolio, the Strategic Income Portfolio, the Stellar Portfolio and the Relative Value Portfolio. At present, the Fund sells its shares only to separate accounts of The Ohio National Life Insurance Company ("ONLI") and Ohio National Life Assurance Corporation ("ONLAC") to support certain benefits under variable contracts issued by ONLI and ONLAC. In the future, Fund shares may be used for other purposes, but absent a change in applicable law, will not be sold directly to the public.

The Fund was created on November 2, 1982 as the result of a plan of reorganization and an agreement of merger entered into by O.N. Fund, Inc. and O.N. Market Yield Fund, Inc., both of which were Maryland corporations. O.N. Fund, Inc. was merged into O.N. Market Yield Fund, Inc., which acquired all of O.N. Fund's assets and assumed all of O.N. Fund's liabilities. The shares of O.N. Fund were converted to an equal number of shares of the Equity Portfolio of O.N. Market Yield Fund and all shares of O.N. Market Yield Fund were converted into an equal number of shares of the Money Market Portfolio. The name of O.N. Market Yield Fund was changed to the Fund's current name, Ohio National Fund, Inc., and a Bond Portfolio was created. The Omni Portfolio was added in 1984, the International Portfolio in 1993, and the Capital Appreciation and Small Cap Portfolios in 1994, the Global Contrarian and Aggressive Growth Portfolios in 1995, and the Core Growth, Growth & Income, S&P 500 Index, Social Awareness, Strategic Income, Stellar and Relative Value Portfolios in 1997. The investments held by each portfolio are maintained separately from those held by the other portfolios.

The investment and reinvestment of the assets of the Equity, Money Market, Bond, Omni, S&P 500 Index and Social Awareness Portfolios is directed by the Fund's investment adviser, Ohio National Investments, Inc. (the "Adviser"), a wholly-owned subsidiary of ONLI. The principal business address of ONLI, ONLAC and the Adviser is One Financial Way, Cincinnati, Ohio 45242. The investment and reinvestment of International and Global Contrarian Portfolio assets is managed by Societe Generale Asset Management Corp. ("SGAM") as sub-adviser. The principal business address of SGAM is 1221 Avenue of the Americas, New York, New York 10020. The investment and reinvestment of Capital Appreciation Portfolio assets is managed by T. Rowe Price Associates, Inc. ("TRPA") as sub-adviser. The principal business address of TRPA is 100 East Pratt Street, Baltimore, Maryland 21202. The investment and reinvestment of Small Cap Portfolio assets is managed by Founders Asset Management, Inc. ("FAM") as sub-adviser. The principal business address of FAM is 2930 East Third Avenue, Denver, Colorado 80206. The investment and reinvestment of Aggressive Growth Portfolio assets is managed by Strong Capital Management, Inc. ("SCM") as sub-adviser. The principal business address of SCM is 100 Heritage Reserve, Milwaukee, Wisconsin 53051. The investment and reinvestment of Core Growth Portfolio assets is managed by Pilgrim Baxter & Associates, Ltd. ("PBA") as sub-adviser. The principal business address of PBA is 1255 Drummers Lane, Wayne, Pennsylvania 19087. The investment and reinvestment of Growth & Income Portfolio assets is managed by Robertson Stephens Investment Management, L.P. ("RSIM") as sub-adviser. The principal business address of RSIM is 555 California Street, San Francisco, California 94104. The investment and reinvestment of Strategic Income, Stellar and Relative Value Portfolio assets is managed by Star Bank, N.A. ("Star") as subadviser. The principal business address of Star is 425 Walnut Street, Cincinnati, Ohio 45202.


                                  FUND PERFORMANCE

The Fund may distribute sales literature comparing the percentage change in net asset value per share for any of its portfolios against the Consumer Price Index or such established market indices as the Dow Jones Industrial Average, the Standard & Poor's 500 Stock Index, one or more of Lehman Brothers Bond Indices, the Morgan Stanley Europe, Australia and Far East Index, the Morgan Stanley World Index, the Russell 2000 Index, the New York Stock Exchange Composite Index, the American Stock Exchange Index, the National Association of

Securities Dealers Automated Quotations Composite Index, the Value Line Composite Index, the Investors Business Daily 6000 Index, IBC's Money Fund Reports, or other management investment companies having investment objectives similar to the portfolio being compared. These comparisons may include graphs, charts, tables or examples. The average annual total return and cumulative total returns for each portfolio may also be advertised.

The Fund may also advertise the performance rankings assigned to certain portfolios or their subadvisers by various statistical services, including Morningstar, Inc. and Lipper Analytical Services, Inc., or as they appear in various publications including The Wall Street Journal, Investors Business Daily, The New York Times, Barron's, Forbes, Fortune, Business Week, Financial Services Week, Financial World, Kiplinger's Personal Finance and Money Magazine.

The prospectus sets forth in tabular form, under the caption "Financial Highlights," certain information concerning the Fund and its individual portfolios. The following discussion describes the methods of calculating the current yield of the Money Market Portfolio and the total return of all portfolios, and states the Fund's policy with respect to each portfolio's turnover rate.


CURRENT YIELD OF MONEY MARKET PORTFOLIO

Current annualized yield quotations for the Money Market Portfolio are based on the portfolio's net investment income for a seven-day period and exclude any realized or unrealized gains or losses on portfolio securities. Current annualized yield is computed by determining the net change (exclusive of realized gains and losses from the sale of securities and unrealized appreciation and depreciation) in the value of a hypothetical account having a balance of one share at the beginning of such seven-day period, dividing such net change in account value by the value of the account at the beginning of the period, and annualizing this quotient on a 365-day basis. The net change in account value reflects the value of any additional shares purchased with dividends from the original share in the account during the seven-day period, any dividends declared on such original share and any such additional shares during the period, and expenses accrued during the period. The Fund may also disclose the effective yield of the Money Market Portfolio for a seven-day period for which the current annualized yield is computed by expressing the unannualized return on a compounded, annualized basis.


TOTAL RETURN

Total returns quoted in advertising reflect all aspects of a portfolio's investment return, including the effects of reinvesting dividends and capital gain distributions as well as changes in the portfolio's net asset value per share over the period shown. Average annual returns are calculated by determining the growth or decline in value of a hypothetical historical investment in a portfolio over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result had the rate of growth or decline been constant over that period. While average annual returns are a convenient means of comparing investment alternatives, no portfolio will experience a constant rate of growth or decline over time.

The average annual compounded rate of return for a portfolio over a given period is found by equating the initial amount invested to the ending redeemable value using the following formula:

                                  P(1 + T)n = ERV

      where: P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and
                      ERV = the ending redeemable value of a hypothetical $1,000 beginning-of-period payment at the end of the period (or fractional portion thereof).

The average annual total returns for each of the portfolios from the inception of the portfolio and for the one-, five- and ten-year periods ending on December 31, 1996, are as stated below:

                            One        Five         Ten           From       Inception
                            Year       Years       Years        Inception       Date
                            ----       -----       -----        ---------       ----
Equity                     18.35%      13.11%      12.89%         10.45%      10-06-69
Money Market                5.17%       4.13%       5.62%          7.42%      03-20-80
Bond                        3.71%       7.14%       7.43%          8.66%      11-02-82
Omni                       15.54%      11.57%      10.52%         11.57%      09-10-84
International              14.48%        N/A         N/A          16.21%      04-30-93
Capital Appreciation       15.75%        N/A         N/A          15.93%      05-01-94
Small Cap                  17.71%        N/A         N/A          27.16%      05-01-94
Global Contrarian          12.09%        N/A         N/A          12.07%      03-31-95
Aggressive Growth           0.76%        N/A         N/A          15.12%      03-31-95
Core Growth                  N/A         N/A         N/A            N/A       01-03-97
Growth & Income              N/A         N/A         N/A            N/A       01-03-97
S&P 500 Index                N/A         N/A         N/A            N/A       01-03-97
Social Awareness             N/A         N/A         N/A            N/A       01-03-97
Strategic Income             N/A         N/A         N/A            N/A       01-03-97
Stellar                      N/A         N/A         N/A            N/A       01-03-97
Relative Value               N/A         N/A         N/A            N/A       01-03-97

In addition to average annual total returns, advertising may reflect cumulative total returns that simply reflect the change in value of an investment in a portfolio over a period. This may be expressed as either a percentage change, from the beginning to the end of the period, or the end-of-period dollar value of an initial hypothetical investment. The cumulative total returns for each of the portfolios from the inception of the portfolio and for the five- and ten-year periods ending on December 31, 1996 (assuming a hypothetical initial investment of $1,000) were as follows:

                        Five Years    Ten Years  From Inception
                        ----------    ---------  --------------
Equity                     $1,852       $3,360       $16,186
Money Market               $1,225       $1,729       $ 3,240
Bond                       $1,411       $2,048       $ 3,242
Omni                       $1,729       $2,718       $ 3,846
International                 N/A          N/A       $ 1,733
Capital Appreciation          N/A          N/A       $ 1,429
Small Cap                     N/A          N/A       $ 1,828
Global Contrarian             N/A          N/A       $ 1,191
Aggressive Growth             N/A          N/A       $ 1,245
Core Growth                   N/A          N/A           N/A
Growth & Income               N/A          N/A           N/A
S&P 500 Index                 N/A          N/A           N/A
Social Awareness              N/A          N/A           N/A
Strategic Income              N/A          N/A           N/A
Stellar                       N/A          N/A           N/A
Relative Value                N/A          N/A           N/A

PORTFOLIO TURNOVER

Each portfolio has a different expected rate of portfolio turnover. However, the rate of portfolio turnover will not be a limiting factor when the management of the Fund deems it appropriate to purchase or sell securities for a portfolio, except in the following circumstances. The Fund intends to comply with the various requirements of the Internal Revenue Code so as to qualify as a "regulated investment company" thereunder. Among such requirements is a limitation of less than 30% of the amount of gross income which each portfolio may derive from gains on the sale or other disposition of securities held for less than three months. Accordingly, the ability of any portfolio to effect certain portfolio transactions at a given time may be limited. The Small Cap, Aggressive Growth and Strategic Income Portfolios may engage in the purchase and sale of securities close to the ex-dividend date in order to receive the anticipated dividend and then sell the securities after the ex-dividend date. This practice could substantially increase the Portfolio's turnover rate.
The Fund's policy with respect to each portfolio is as follows:

      Equity Portfolio - Although this Portfolio will not normally purchase securities with the intention of obtaining short-term capital appreciation, purchases and sales will be made whenever deemed prudent and consistent with the investment objectives of the Portfolio. During periods of relatively stable market and economic conditions, it is anticipated that the annual portfolio turnover rate of the Portfolio will be moderate. During periods when changing market or economic conditions are foreseen, shifts in portfolio emphasis may cause the rate of portfolio turnover to increase. During 1996 the turnover rate for this portfolio was 11%.

      Money Market Portfolio - Since the assets of this Portfolio consist of short-term instruments, replacement of portfolio securities will occur frequently. However, since purchases are generally effected with dealers or issuers on a net basis, it is not expected that the Portfolio will incur significant brokerage commissions.

      Bond Portfolio - This Portfolio will engage in transactions when the Adviser believes that they will help to achieve the overall objectives of the Portfolio. Portfolio securities may or may not be held to maturity. The rate of portfolio turnover will vary from time to time but is not expected to exceed 50% annually. The turnover rate for this portfolio was 3% in 1996.

      Omni Portfolio - The rate of portfolio turnover will vary from time to time but is not expected to exceed 50% annually. The turnover rate for this portfolio was 12% in 1996.

      International Portfolio - Although this Portfolio will not normally engage in short-term trading, purchases and sales of securities will be made whenever deemed appropriate to achieve the Portfolio's objective of long-term capital growth. The rate of portfolio turnover will not be a limiting factor when portfolio changes are deemed appropriate to achieve this Portfolio's stated objective. Under normal circumstances, the portfolio turnover rate for this portfolio is not expected to exceed 75% annually. The turnover rate for this portfolio was 14% in 1996.

      Capital Appreciation Portfolio - Although TRPA generally seeks less volatile securities for this Portfolio, the Portfolio may be traded fairly aggressively. Its portfolio turnover rate is normally expected to be 50% to 150% annually. The turnover rate for this portfolio was 37% in 1996.

      Small Cap Portfolio - While this Portfolio purchases and holds securities with the goal of meeting its investment objectives, portfolio changes are made whenever FAM believes they are advisable, usually without reference to the length of time a security has been held. The engagement in a substantial number of short-term transactions is expected to result in annual portfolio turnover rates of 100% to 300%. The turnover rate for this portfolio was 70% in 1996.


      Global Contrarian Portfolio - Because of the long-term growth objective and the purchase of under-valued and out-of-favor securities, this Portfolio will generally tend to hold securities for a relatively longer time with the expectation of eventual price appreciation. As a result, the portfolio turnover rate is not expected to exceed 50% annually, However, it could be substantially higher at times due to repositioning of the portfolio. The turnover rate for this portfolio was 18% in 1996.

      Aggressive Growth Portfolio - The securities of this Portfolio are generally expected to be traded more aggressively than those of the other portfolios. Its portfolio turnover rate can normally be expected to be in the range of 100% to 300% annually. The turnover rate for this portfolio was 1,987% in 1996.


      Core Growth Portfolio - Although the securities held in this Portfolio are generally held for appreciation, PBA's disciplined response to its analytic process will occasionally result in sales without regard to the length of time a security has been held. The annual turnover rate is normally expected to be in the range of 50% to 250%.

      Growth & Income Portfolio - RSIM exercises "sell" disciplines. A stock held in this Portfolio is likely to be sold if it declines substantially in price (at least 15%), if it reaches its upside target price, if the company's business fundamentals turn negative, or if a more attractive opportunity appears. The prices of small- and mid-cap company securities in which this Portfolio invests may be more volatile than those of larger companies. As a result, the Portfolio's annual turnover rate is normally expected to be in the 100% to 200% range.

      S&P 500 Index Portfolio - Securities held in this Portfolio generally will not be actively traded. Although it will often purchase fixed-income securities with relatively short maturities, those transactions are not expected to generate substantial brokerage commissions. The annual turnover rate is not expected to exceed 100%.

      Social Awareness Portfolio - This Portfolio will not normally purchase securities with the intention of obtaining short-term returns. Under normal market conditions, the annual turnover rate is not expected to exceed 50%.

      Strategic Income Portfolio - The securities of this Portfolio will generally be traded more frequently than those of the other income oriented portfolios. Its portfolio turnover rate can normally be expected to be in the range of 50% to 250% annually.

      Stellar Portfolio - Although this Portfolio does not seek short-term profits, its securities will be sold whenever Star believes it is appropriate to do so in light of the Portfolio's investment objective without regard to the length of time a particular security may have been held. Its portfolio turnover rate is normally expected to be 50% to 150%.

      Relative Value Portfolio - Although this Portfolio does not seek short-term profits, its securities will be sold whenever Star believes it is appropriate to do so in light of the Portfolio's investment objective without regard to the length of time a particular security may have been held. Its portfolio turnover rate is not expected to exceed 75% during normal economic and market conditions.


                         INVESTMENT OBJECTIVES AND POLICIES

The following descriptions of money market instruments supplement the Fund's "Investment Objectives and Policies" set forth in the prospectus. The Money Market Portfolio and the Omni, Strategic Income and Stellar Portfolios, to the extent they invest in the money market sector, will invest extensively in these instruments. The other Portfolios may invest in such instruments to a limited extent (to invest otherwise idle cash) or on a temporary basis for defensive purposes. The debt security ratings referred to in the prospectus in connection with the investment policies of the portfolios are defined in the Appendix to this Statement of Additional Information.

MONEY MARKET INSTRUMENTS

      U.S. Government Obligations - Bills, notes, bonds and other debt securities issued or guaranteed as to principal or interest by the United States or by agencies or authorities controlled or supervised by and acting as instrumentalities of the U.S. Government established under authority granted by Congress, including, but not limited to, the Government National Mortgage Association, the Tennessee Valley Authority, the Bank for Cooperatives, the Farmers Home Administration, and Federal Home Loan Banks. Some obligations of U.S. Government agencies, authorities and other instrumentalities are supported by the full faith and credit of the U.S. Treasury; others by the right of the issuer to borrow from the Treasury; and others only by the credit of the issuer. Certain of the foregoing may be purchased on a "when issued" basis at which time the rate of return will not have been set.

      Certificates of Deposit - Certificates issued against funds deposited in a bank for a definite period of time, at a specified rate of return. Normally they are negotiable.

      Bankers' Acceptances - Short-term credit instruments issued by corporations to finance the import, export, transfer or storage of goods. They are termed "accepted" when a bank guarantees their payment at maturity and reflect the obligation of both the bank and drawer to pay the face amount of the instrument at maturity.

      Commercial Paper - Promissory notes issued by corporations to finance their short-term credit needs. Commercial paper obligations may include variable amount master demand notes. Variable amount master demand notes are obligations that permit the investment of fluctuating amounts by the Portfolio at varying rates of interest pursuant to direct arrangements between the Portfolio, as lender, and the borrower. These notes permit daily changes in the amounts borrowed. The Portfolio has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount, and the borrower may prepay up to the full amount of the note without penalty. Because variable amount master demand notes are direct lending arrangements between the lender and the borrower, it is not generally contemplated that such instruments will be traded, and there is no secondary market for these notes, although they are redeemable (and thus immediately repayable by the borrower) at face value, plus accrued interest, at any time. In connection with a master demand note arrangement, the Adviser will monitor, on an ongoing basis, the earning power, cash flow, and other liquidity ratios of the issuer, and the borrower's ability to pay principal and interest on demand. While master demand notes, as such, are not typically rated by credit rating agencies, if not so rated the Portfolio may invest in them only if at the time of an investment the issuer meets the criteria set forth above for all other commercial paper issuers. Such notes will be considered to have a maturity of the longer of the demand period or the period of the interest guarantee.

      Corporate Obligations - Bonds and notes issued by corporations in order to finance longer-term credit needs.


      Repurchase Agreements - Agreements by which the Portfolio purchases a security and obtains a simultaneous commitment from the seller (a member bank of the Federal Reserve System or a government securities dealer recognized by the Federal Reserve Board) to repurchase the security at a mutually agreed upon price and date. It may also be viewed as a loan of money by the Portfolio to the seller. The resale price is normally in excess of the purchase price and reflects an agreed upon market rate. The rate is effective for the period of time the Portfolio is invested in the agreement and unrelated to the coupon rate on the purchased security. The period of these repurchase agreements will usually be short, from overnight to one week, and at no time will the Portfolio invest in repurchase agreements for more than one year. These transactions afford an opportunity for the Portfolio to earn a return on temporarily available cash. Although repurchase agreements carry certain risks not associated with direct investments in securities, the Fund intends to enter into repurchase agreements only with financial institutions believed by the Adviser to present minimal credit risks in accordance with criteria established by the Fund's Board of Directors. The Adviser will review and monitor the creditworthiness of such institutions under the Board's general supervision. The Fund will only enter into repurchase agreements pursuant to a master repurchase agreement that provides that all transactions be fully collateralized and that the collateral be in the actual or constructive possession of the Fund. The agreement must also provide that the Fund will always receive as collateral securities whose market value, including accrued interest, will be at least equal to 100% of the dollar amount invested by the Portfolio in each agreement, and the Portfolio will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the Custodian. If the seller were to default, the Portfolio might incur a loss if the value of the collateral securing the repurchase agreement declines and may incur disposition costs in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, realization upon the collateral by the Portfolio may be delayed or limited and a loss may be incurred if the collateral securing the repurchase agreement declines in value during the bankruptcy proceedings. Investments in repurchase agreements will be limited to transactions with financial institutions believed by the Adviser to present minimal credit risks. The Portfolio will not enter into repurchase agreements with securities dealers unless it has obtained an exemptive order from the Commission or an opinion of counsel that such transactions will not violate a legal prohibition which in some circumstances bars an investment company from purchasing any securities issued by a securities dealer.



                                INVESTMENT RESTRICTIONS

The prospectus lists the most significant investment restrictions to which the Fund is subject. The following is a complete list of the Fund's investment restrictions. Except as otherwise specified, all of the investment restrictions stated in the prospectus and this Statement of Additional Information are fundamental policies. Restrictions number 4, 7, 8, 12, 13 and 14 are nonfundamental policies of the Small Cap, Core Growth, Growth & Income, S&P 500 Index, Social Awareness, Strategic Income, Stellar and Relative Value Portfolios, and restrictions number 4, 7, 12, 13 and 14 are nonfundamental policies of the Global Contrarian Portfolio. The fundamental policies and nonfundamental operating policies of the Capital Appreciation and Aggressive Growth Portfolios are shown separately below. Fundamental policies may not be changed without the affirmative vote of the majority of the outstanding voting securities of the Fund or a particular portfolio, as appropriate. The Investment Company Act of l940 defines a majority vote as the vote of the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (ii) more than 50% of the outstanding voting securities. With respect to the submission of a change in an investment policy to the holders of outstanding voting securities of a particular portfolio, such matter shall be deemed to have been effectively acted upon with respect to such portfolio if a majority of the outstanding voting securities of such portfolio vote for the approval of such matter, notwithstanding (1) that such matter has not been approved by the holders of a majority of the outstanding voting securities of any other portfolio affected by such matter, and (2) that such matter has not been approved by the vote of a majority of the outstanding voting securities of the Fund.

The Fund may not issue senior securities and each portfolio of the Fund (other than the Capital Appreciation and Aggressive Growth Portfolios) will not:

      l. invest more than 5% of the value of the total assets of such portfolio in the securities of any one issuer (except U.S. Government securities);

      2. purchase more than l0% of the outstanding voting securities of any one issuer, and the Money Market Portfolio will not acquire the voting securities of any issuer except in connection with a merger, consolidation or other reorganization;

      3. invest more than 25% of the value of its total assets in any one industry, except that each portfolio may invest more than 25% of the value of its total assets in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities or in certificates of deposit, bankers' acceptances, bank time deposits or other obligations of banks or financial institutions. However, it is the intention of management not to invest in time deposits which involve any penalty or other restriction on withdrawal;

      4. invest more than 10% of the value of its assets (15% in the case of the Small Cap, Core Growth and Growth & Income Portfolios) in securities or other investments, including repurchase agreements maturing in more than seven days, that are subject to legal or contractual restrictions upon resale or are otherwise not readily marketable;

      5. other than the Growth & Income and Strategic Income Portfolios, borrow money, except for temporary or emergency purposes from banks, in which event the aggregate amount borrowed shall not exceed 5% of the value of the assets of the portfolio; in the case of such borrowing, each portfolio may pledge, mortgage or hypothecate up to 5% of its assets. Reverse repurchase agreements are not considered to be borrowed money for purposes of this restriction. The Growth & Income and Strategic Income Portfolios may borrow money directly or through reverse repurchase agreements in amounts up to one-third of the value of each of their total net assets, other than the amount borrowed;

      6.      purchase or sell commodities or commodity contracts except that
              (a) each portfolio other than the Money Market Portfolio may, for hedging purposes, purchase and sell financial futures contracts and options thereon within the limits of investment restriction 7 below, (b) the S&P 500 Index Portfolio may purchase or sell stock index futures contracts in accordance with its stated investment objectives, and (c) the Stellar Portfolio may purchase or sell precious metal securities;

      7. other than the S&P 500 Index Portfolio, purchase or sell put or call options, except that each portfolio other than the Money Market Portfolio may, for hedging purposes, (a) write call options traded on a registered national securities exchange if such portfolio owns the underlying securities subject to such options, and purchase call options for the purpose of closing out positions in options it has written, (b) purchase put options on securities owned, and sell such options in order to close its positions in put options, (c) purchase and sell financial futures contracts and options thereon, and (d) purchase and sell financial index options; provided, however, that no option or futures contract shall be purchased or sold if, as a result, more than one-third of the total assets of the portfolio would be hedged by options or futures contracts, and no more than 5% of any portfolio's total assets, at market value, may be used for premiums on open options and initial margin deposits on futures contracts;

      8. other than the International and Global Contrarian Portfolios, invest in securities of foreign issuers except that (a) each of the Equity, Bond, Omni, Core Growth, Growth & Income, S&P 500 Index, Social Awareness and Relative Value Portfolios may (i) invest up to l5% of their respective assets in securities of foreign issuers (including foreign governments or political subdivisions, agencies or instrumentalities of foreign governments) American Depository Receipts, and securities of United States domestic issuers denominated in foreign currency, and (ii) invest up to an additional l0% of the assets of the portfolio in securities issued by foreign governments or political subdivisions, agencies or instrumentalities thereof, (b) the Small Cap Portfolio may invest up to 30% of its assets in the securities of foreign issuers, (c) the Money Market Portfolio may invest up to 50% of its assets in the securities of foreign issuers, provided the securities are denominated in U.S. dollars and held in custody in the United States, (d) the Strategic Income Portfolio may invest up to 20% of its assets in foreign bonds and
              (e) the Stellar Portfolio may invest up to 25% of its assets in the securities of foreign issuers. For purposes of this restriction number 8, U.S. dollar denominated depository receipts traded in domestic markets do not constitute foreign securities;

      9. underwrite securities of other issuers except insofar as the Fund may be considered an underwriter under the Securities Act of l933 in selling portfolio securities;

      10. purchase or sell real estate, except that each portfolio may invest in securities secured by real estate or interests therein or securities issued by companies which invest in real estate or interests therein. For purposes of this restriction, "real estate" does not include investments in readily marketable notes or other evidence of indebtedness secured by mortgages or deeds of trust relating to real property;

      11. lend money to other persons except by the purchase of obligations in which the portfolio is authorized to invest and by entering into repurchase agreements. Other than the Strategic Income Portfolio, no more than 10% of a portfolio's total assets will be invested in repurchase agreements maturing in more than seven days;

      12. sell securities short or purchase securities on margin except such short-term credits as are required to clear transactions, except that the Growth & Income Portfolio may sell securities short and the Strategic Income Portfolio may sell securities short if (i) it owns, or has a right to acquire, an equal amount of those securities or (ii) if it does not own the securities, it has segregated an amount of its other assets equal to the lesser of the market value of the securities sold short or the amount required to acquire those securities (while in a short position, the Portfolio will retain the securities, rights or segregated assets);

      13. participate on a joint or joint and several basis in any trading account in securities;

      14. purchase securities for the purpose of exercising control or management;

      15. purchase securities of other investment companies, except in connection with a merger, consolidation or reorganization, or except the purchase by any portfolio other than the Money Market or Bond Portfolios of the securities of closed-end investment companies if after the purchase: (i) a portfolio does not own more than 3% of the total outstanding voting stock of the other investment company or (ii) the value of the securities of all investment companies held by such portfolio does not exceed 10% of the value of the total assets of that portfolio. Purchases of investment company securities will be made (a) only on the open market or through dealers or underwriters receiving the customary sales loads, or (b) as part of a merger, consolidation or plan of reorganization.

As nonfundamental policies of each portfolio other than the Capital Appreciation and Aggressive Growth Portfolios, which policies may be changed at any time by the vote of a majority of the Board of Directors, (a) no portfolio will invest more than 20% of its assets in securities of issuers located in any one foreign country, except that up to an additional 5% of its assets may be invested in securities of issuers located in each of any three of Australia, Canada, France, Germany, Japan or the United Kingdom; and (b) each portfolio other than the Money Market Portfolio, in order to hedge against changes in the exchange rates of foreign currencies in relation to the U.S. dollar, may engage in forward foreign currency contracts, foreign currency options and foreign currency futures contracts in connection with the purchase, sale or ownership of specific securities (but, not more than 5% of a portfolio's assets may be invested in such currency hedging contracts).

In addition to the above restrictions, in order to comply with Rule 2a-7 under the Investment Company Act of 1940, no more than 5% of the assets of the Money Market Portfolio will be invested in "second-tier" short-term debt instruments, that is those receiving the second highest rating by any two nationally recognized statistical rating organizations ("NRSRO's") and not receiving the highest rating from more than one NRSRO (or receiving the second highest rating from one NRSRO if (a) that is the only NRSRO having rated the security or (b) one other NRSRO has given the security its highest rating), or whose issuer has received such a rating or ratings with respect to a class of short-term debt obligations that is now comparable in priority and security to those to be purchased. In addition, not more than $1 million (or 1% of this portfolio's assets, if greater) may be invested in the second-tier instruments of any one issuer.

Under normal market conditions, at least 65% of the assets of the International Portfolio and at least 25% of the assets of the Global Contrarian Portfolio will be invested in foreign securities, including securities of issuers in at least three different foreign countries. As of the date of this Statement of Additional Information, the Board of Directors has approved investment by those portfolios other than the Money Market Portfolio in 50 countries with developed securities markets, including the following countries with developed economies:
Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Ireland, Israel, Italy, Japan, Luxembourg, Netherlands, New Zealand, Norway, Spain, Sweden, Switzerland and the United Kingdom; and the following countries with developing economies: Argentina, Bangla Desh, Brazil, Chile, China (Shanghai and Shenzhen Exchanges), Czech Republic, Egypt, Greece, Hong Kong, Hungary, Indonesia, Jordan, Malaysia, Mexico, Morocco, Pakistan, Peru, Philippines, Poland, Portugal, Singapore, South Africa, South Korea, Sri Lanka, Taiwan, Thailand, Turkey, Uruguay, Venezuela and Zimbabwe.


CAPITAL APPRECIATION PORTFOLIO FUNDAMENTAL POLICIES

As a matter of fundamental policy, the Portfolio may not:

      C.A.1. Borrow money except that the Portfolio may (i) borrow for non-leveraging, temporary or emergency purposes and (ii) engage in reverse repurchase agreements and make other investments or engage in other transactions, which may involve a borrowing, in a manner consistent with the Portfolio's investment objective and program, provided that the combination of (i) and (ii) shall not exceed 33 1/3% of the value of the Portfolio's total assets (including the amount borrowed) less liabilities (other than borrowings) or such other percentage permitted by law. Any borrowings which come to exceed this amount will be reduced in accordance with applicable law. The Portfolio may borrow from banks, other portfolios managed by TRPA or other persons to the extent permitted by applicable law;

      C.A.2. Purchase or sell physical commodities; except that it may enter into futures contracts and options thereon;

      C.A.3. Purchase the securities of any issuer if, as a result, more than 25% of the value of the Portfolio's total assets would be invested in the securities of issuers having their principal business activities in the same industry;

      C.A.4. Make loans, although the Portfolio may (i) lend portfolio securities and participate in an interfund lending program with other portfolios managed by TRPA provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of the Portfolio's total assets; (ii) purchase money market securities and enter into repurchase agreements; and (iii) acquire publicly-distributed or privately-placed debt securities and purchase debt;

      C.A.5. Purchase a security if, as a result, with respect to 75% of the value of its total assets, more than 5% of the value of the Portfolio's total assets would be invested in the securities of a single issuer, except securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities;

      C.A.6. Purchase a security if, as a result, with respect to 75% of the value of the Portfolio's total assets, more than 10% of the outstanding voting securities of any issuer would be held by the Fund (other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities);

      C.A.7. Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Portfolio from investing in securities or other instruments backed by real estate or in securities of companies engaged in the real estate business);

      C.A.8. Issue senior securities except in compliance with the Investment Company Act of 1940; or

      C.A.9. Underwrite securities issued by other persons, except to the extent that the Portfolio may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in connection with the purchase and sale of its portfolio securities in the ordinary course of pursuing its investment program.

      With respect to investment restrictions C.A.1. and C.A.4,, the Portfolio will not borrow from or lend to any other portfolios managed by TRPA unless they apply for and receive an exemptive order from the SEC or the SEC issues rules permitting such transactions. The Portfolio has no current intention of engaging in any such activity and there is no assurance the SEC would grant any order requested by the Portfolio or promulgate any rules allowing the transactions.

      With respect to investment restriction C.A.2., the Portfolio does not consider currency contracts or hybrid investments to be commodities.

      For purposes of investment restriction C.A.3., U.S., state or local governments, or related agencies or instrumentalities, are not considered an industry.

      For purposes of investment restriction C.A.4., the Portfolio will consider the acquisition of a debt security to include the execution of a note or other evidence of an extension of credit with a term of more than nine months.


CAPITAL APPRECIATION PORTFOLIO NONFUNDAMENTAL OPERATING POLICIES

As a matter of nonfundamental operating policy, the Portfolio may not:

      C.A.10. Purchase additional securities when money borrowed exceeds 5% of its total assets;

      C.A.11. Invest in companies for the purpose of exercising management or control;

      C.A.12. Purchase a futures contract or an option thereon if, with respect to positions in futures or options on futures which do not represent bona fide hedging, the aggregate initial margin and premiums on such options would exceed 5% of the Portfolio's net asset value;

      C.A.13. Purchase illiquid securities and securities of unseasoned issuers if, as a result, more than 15% of its net assets would be invested in such securities, provided that the Portfolio will not invest more than 5% of its total assets in restricted securities and not more than 5% in securities of unseasoned issuers. Securities eligible for resale under Rule 144A of the Securities Act of 1933 are not included in the 5% limitation but are subject to the 15% limitation;

      C.A.14. Purchase securities of open-end or closed-end investment companies except in compliance with the Investment Company Act of 1940 and applicable state law;

      C.A.15. Purchase securities on margin, except (i) for use of short-term credit necessary for clearance of purchases of portfolio securities and (ii) to make margin deposits in connection with futures contracts or other permissible investments;

      C.A.16. Mortgage, pledge, hypothecate or, in any manner, transfer any security owned by the Portfolio as security for indebtedness except as may be necessary in connection with permissible borrowings or investments and then such mortgaging, pledging or hypothecating may not exceed 33 1/3% of the Portfolio's total assets at the time of borrowing or investment;

      C.A.17. Purchase participations or other direct interests in or enter into leases with respect to, oil, gas, or other mineral exploration or development programs;

      C.A.18. Invest in puts, calls, straddles, spreads, or any combination thereof, except to the extent permitted by the prospectus and Statement of Additional Information;

      C.A.19. Purchase or retain the securities of any issuer if, to the knowledge of the Fund's management, those officers and directors of the Fund, and of the Portfolio's investment manager, who each owns beneficially more than 0.5% of the outstanding securities of such issuer, together own beneficially more than 5% of such securities;

      C.A.20.        Effect short sales of securities;

      C.A.21. Purchase a security (other than obligations issued or guaranteed by the U.S., any foreign, state of local government, their agencies or instrumentalities) if, as a result, more than 5% of the value of the Portfolio's total assets would be invested in the securities of issuers which at the time of purchase had been in operation for less than three years (for this purpose, the period of operation of any issuer shall include the period of operation of any predecessor or unconditional guarantor of such issuer). This restriction does not apply to securities of pooled investment vehicles or mortgage or asset-backed securities; or

      C.A.22. Invest in warrants if, as a result thereof, more than 2% of the value of the total assets of the Portfolio would be invested in warrants which are not listed on the New York Stock Exchange, the American Stock Exchange, or a recognized foreign exchange, or more than 5% of the value of the total assets of the Portfolio would be invested in warrants whether or not so listed. For purposes of these percentage limitations, the warrants will be valued at the lower of cost or market and warrants acquired by the Portfolio in units or attached to securities may be deemed to be without value.


AGGRESSIVE GROWTH PORTFOLIO FUNDAMENTAL POLICIES

As a matter of fundamental policy, the Portfolio:

      A.G.1. May not with respect to 75% of its total assets, purchase the securities of any issuer (except securities issued or guaranteed by the U.S. government or its agencies or instrumentalities) if, as a result, (i) more than 5% of the Portfolio's total assets would be invested in the securities of that issuer, or (ii) the Portfolio would hold more than 10% of the outstanding voting securities of that issuer.

      A.G.2. May (i) borrow money from banks and (ii) make other investments or engage in other transactions permissible under the Investment Company Act of 1940 which may involve a borrowing, provided that the combination of (i) and (ii) shall not exceed 33 1/3% of the value of the Portfolio's total assets (including the amount borrowed), less the Portfolio's liabilities (other than borrowings), except that the Portfolio may borrow up to an additional 5% of its total assets (not including the amount borrowed) from a bank for temporary or emergency purposes (but not for leverage or the purchase of investments). The Portfolio may also borrow money from the other mutual funds managed by SCM or other persons to the extent permitted by applicable law.

      A.G.3. May not issue senior securities, except as permitted under the Investment Company Act of 1940.

      A.G.4. May not act as an underwriter of another issuer's securities, except to the extent that the Portfolio may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in connection with the purchase and sale of portfolio securities.

      A.G.5. May not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Portfolio from purchasing or selling options, futures contracts, or other derivative instruments, or from investing in securities or other instruments backed by physical commodities).

      A.G.6. May not make loans if, as a result, more than 33 1/3% of the Portfolio's total assets would be lent to other persons, except through (i) purchases of debt securities or other debt instruments, or (ii) engaging in repurchase agreements.

      A.G.7. May not purchase the securities of any issuer if, as a result, more that 25% of the Portfolio's total assets would be invested in the securities of issuers, the principal business activities of which are in the same industry.

      A.G.8. May not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prohibit the Portfolio from purchasing or selling securities or other instruments backed by real estate or of issuers engaged in real estate activities).

AGGRESSIVE GROWTH PORTFOLIO NONFUNDAMENTAL OPERATING POLICIES

As a matter of nonfundamental operating policy, the Portfolio may not:

      A.G.9. Sell securities short, unless the Portfolio owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, or unless it covers such short sale as required by the current rules and positions of the SEC or its staff, and provided that transactions in options, futures contracts, options on futures contracts, or other derivative instruments are not deemed to constitute selling securities short.

      A.G.10. Purchase securities on margin, except that the Portfolio may obtain such short-term credits as are necessary for the clearance of transactions; and provided that margin deposits in connection with futures contacts, options on futures contracts, or other derivative instruments shall not constitute purchasing securities on margin.

      A.G.11. Invest in illiquid securities if, as a result of such investment, more than 15% of its net assets would be invested in illiquid securities, or such other amounts as may be permitted under the Investment Company Act of 1940.

      A.G.12. Purchase securities of other investment companies except in compliance with the Investment Company Act of 1940 and applicable state law.

      A.G.13. Purchase the securities of any issuer (other than securities issued or guaranteed by domestic or foreign governments or political subdivisions thereof) if, as a result, more than 5% of its total assets would be invested in the securities of issuers that, including predecessor or unconditional guarantors, have a record of less than three years of continuous operation. This policy does not apply to securities of pooled investment vehicles or mortgage or asset-backed securities.

      A.G.14. Invest in direct interests in oil, gas, or other mineral exploration programs or leases; however, the Portfolio may invest in the securities of issuers that engage in these activities.

      A.G.15. Engage in futures or options on futures transactions which are impermissible pursuant to Rule 4.5 under the Commodity Exchange Act and, in accordance with Rule 4.5, will use futures or options on futures transactions solely for bona fide hedging transactions (within the meaning of the Commodity Exchange Act), provided, however, that the Portfolio may, in addition to bona fide hedging transactions, use futures and options on futures transactions if the aggregate initial margin and premiums required to establish such positions, less the amount by which any such options positions are in the money (within the meaning of the Commodity Exchange Act), do not exceed 5% of the Portfolio's net assets.

                     In addition, (i) the aggregate value of securities underlying call options on securities written by the Portfolio or obligations underlying put options on securities written by the Portfolio determined as of the date the options are written will not exceed 50% of the Portfolio's net assets; (ii) the aggregate premiums paid on all options purchased by the Portfolio and which are being held will not exceed 20% of the Portfolio's net assets;
                     (iii) the Portfolio will not purchase put or call options, other than hedging positions, if, as a result thereof, more than 5% of its total assets would be so invested; and (iv) the aggregate margin deposits required on all futures and options on futures transactions being held will not exceed 5% of the Portfolio's total assets.

      A.G.16. Pledge, mortgage or hypothecate any assets owned by the Portfolio except as may be necessary in connection with permissible borrowings or investments and then such pledging, mortgaging, or hypothecating may not exceed 33 1/3% of the Portfolio's total assets at the time of the borrowing or investment.

      A.G.17. Purchase warrants, valued at the lower of cost or market value, in excess of 5% of the Portfolio's net assets. Included in that amount, but not to exceed 2% of the Portfolio's net assets, may be warrants that are not listed on the New York Stock Exchange or the American Stock Exchange. Warrants acquired by the Portfolio in units or attached to securities are not subject to these restrictions.

      A.G.18. Borrow money except (i) from banks or (ii) through reverse repurchase agreements or mortgage dollar rolls, and will not purchase securities when bank borrowings exceed 5% of its total assets.

      A.G.19. Make any loans other than loans of portfolio securities, except through (i) purchases of debt securities or other debt instruments, or (ii) engaging in repurchase agreements.


HEDGING TRANSACTIONS

The purpose of hedging transactions using put and call options on individual securities, financial futures contracts, and options on such contracts and on financial indexes, all to the extent provided in investment restriction 7, is to reduce the risk of fluctuation of portfolio securities values or to take advantage of expected market fluctuations. However, while such transactions are defensive in nature and are not speculative, some risks remain.

The use of options and futures contracts may help the Fund to gain exposure or to protect itself from changes in market values. For example, the Fund may have a substantial amount of cash at the beginning of a market rally. Conventional procedures of purchasing a number of individual issues requires time and may result in missing a significant market movement. By using futures contracts, the Fund can obtain immediate exposure to the market.

The buying program will then proceed and, once it is completed (or as it proceeds), the futures contracts will be closed. Conversely, in the early stages of a market decline, market exposure can be promptly offset by selling futures contracts, and individual securities can be sold over a longer period under cover of the resulting short contract position.

COVERED CALL OPTIONS AND PUT OPTIONS

In writing (i.e., selling) "covered" call options on securities owned by a portfolio, the portfolio gives the purchaser of the call option the right to purchase the underlying securities owned by the portfolio at a specified "exercise" price at any time prior to the expiration of the option, normally within nine months. In purchasing put options on securities owned by a portfolio, the portfolio pays the seller of the put option a premium for the right of the portfolio to sell the underlying securities owned by the portfolio at a specified exercise price prior to the expiration of the option.

Whenever a portfolio has a covered call option outstanding, the underlying securities will be segregated by the Custodian and held in an escrow account to assure that such securities will be delivered to the option holder if the option is exercised. While the underlying securities are subject to the option, the portfolio remains the record owner of the securities, entitling it to receive dividends and to exercise any voting rights.

In order to terminate its position as the writer of a call option or the purchaser of a put option, the portfolio may enter into a "closing" transaction, which is the purchase of a call option or sale of a put option on the same underlying securities and having the same exercise price and expiration date as the option previously sold or purchased by the portfolio.

RISK FACTORS WITH OPTIONS

The purchaser of an option pays the option writer a "premium" for the option. In the case of a covered call option written by a portfolio, if the purchaser does not exercise the call option, the premium will generate additional capital gain to the portfolio. If the market price of the underlying security declines, the premium received for the call option will reduce the amount of the loss the portfolio would otherwise incur. However, if the market price of the underlying security rises above the exercise price and the call option is exercised, the portfolio will lose its opportunity to profit from that portion of the rise which is in excess of the exercise price plus the option premium. Therefore, the Fund will write call options only when the Adviser believes that the option premium will yield a greater return to the portfolio than any capital appreciation that might occur on the underlying security during the life of the option.

In the case of a put option purchased by a portfolio, if the market price of the underlying security remains or rises above the exercise price of the option, the portfolio will not exercise the option and the premium paid for such option will reduce the gain the portfolio would otherwise have earned. Conversely, if the market price of the underlying security falls below the exercise price less the premium paid for the option, the portfolio will exercise the option, thereby reducing the loss the portfolio would have otherwise suffered. Accordingly, a portfolio will purchase put options only when the Adviser believes that the market price of the underlying security is more likely to decrease than increase.

Whenever a portfolio enters into a closing transaction, the portfolio will realize a gain (or loss) if the premium plus commission it pays for a closing call option is less (or greater) than the premium it received on the sale of the original call option. Conversely, the portfolio will realize a gain (or loss) if the premium it receives, less commission, for a closing put option is greater (or less) than the premium it paid for the original put option. The portfolio will realize a gain if a call option it has written lapses unexercised, and a loss if a put option it has purchased lapses unexercised.

FUTURES CONTRACTS

The Fund may invest in two kinds of financial futures contracts: stock index futures contracts and interest rate futures contracts. Stock index futures contracts are contracts developed by and traded on national commodity exchanges whereby the buyer will, on a specified future date, pay or receive a final cash payment equal to the difference between the actual value of the stock index on the last day of the contract and the value of the stock index established by the contract multiplied by the specific dollar amount set by the exchange. Futures contracts may be based on broad-based stock indexes such as the S&P 500 or on narrow-based stock indexes. A particular index will be selected according to the Adviser's investment strategy for the particular portfolio. An interest rate futures contract is an agreement whereby one party agrees to sell and another party agrees to purchase a specified amount of a specified financial instrument (debt security) at a specified price at a specified date, time and place. Although interest rate futures contracts typically require actual future delivery of and payment for financial instruments, the contracts are usually closed out before the delivery date. A public market exists in interest rate futures contracts covering primarily the following financial instruments: U.S. Treasury bonds; U.S. Treasury notes; Government National Mortgage Association
(GNMA) modified pass-through mortgage-backed securities; three-month U.S. Treasury bills; 90-day commercial paper; bank certificates of deposit; and Eurodollar certificates of deposit. It is expected that futures contracts trading in additional financial instruments will be authorized.

At the time the Fund enters into a contract, it sets aside a small portion of the contract value in an account with the Fund's custodian as a good faith deposit (initial margin) and each day during the contract period requests and receives or pays cash equal to the daily change in the contract value (variable margin). The Fund, its futures commission merchant and the Fund's custodian retain control of the initial margin until the contract is liquidated.

OPTIONS ON FUTURES CONTRACTS AND FINANCIAL INDEXES

Instead of entering into a financial futures contract, the Fund may buy an option giving it the right to enter into such a contract at a future date. The price paid for such an option is called a premium. The Fund also may buy options on financial indexes that are traded on securities exchanges. Options on financial indexes react to changes in the value of the underlying index in the same way that options on financial futures contracts do. All settlements for options on financial indexes also are for cash.

Financial futures contracts, options on such contracts and options on financial indexes will only be used for hedging purposes and will, therefore, be incidental to the Fund's activities in the securities market. Accordingly, portfolio securities subject to options, or money market instruments having the market value of any futures contracts, generally will be set aside to collateralize the options or futures contracts.

RISK FACTORS WITH FUTURES, OPTIONS ON FUTURES AND OPTIONS ON INDEXES

One risk of entering into financial futures contracts, buying options on such contracts and buying options on financial indexes is that there may not be enough buyers and sellers in the market to permit the Fund to close a position when it wants to do so. In such event, besides continuing to be subject to the margin requirements, the Fund would experience a gain or loss to the extent that the price movement of the securities subject to the hedge differed from the position. To limit the risk, the Fund will invest only where there is an established secondary market.

A risk applicable to both futures contracts and related options is that changes in the value of the contracts or option may not correlate with changes in the underlying financial index or with changes in the value of the securities subject to hedge or both. This failure may be due, in part, to temporary activity of speculators in the futures markets. To the extent there is not a perfect correlation, changes in the value of the Fund's assets would not be offset by change in the value of the contracts and options it had bought.

When the Fund buys an option on a futures contract or an option on a financial index, its risk of loss is limited to the amount of the premium paid. When the Fund enters into a futures contract, there is no such limit. However, the loss on an options contract would exceed that of a futures contract if the change in the value of the index does not exceed the premium paid for the option.

The success of a hedge depends upon the Adviser's ability to predict increases or decreases in the relevant financial index. If this expectation proves incorrect, the Fund could suffer a loss, and would be better off if those futures contracts or options had not been purchased. The skills involved in determining whether to enter into a futures contract or purchase or sell an option are different from those involved in determining whether to buy or sell a security. The Adviser has had only limited experience using financial futures contracts, options on financial futures and options on financial indexes.

Because of the low margin deposits required, futures trading involves a high degree of leverage. As a result, a relatively small price movement in a futures contract may result in immediate and substantial gain or loss. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. However, the Fund would presumably have sustained comparable losses if, instead of the futures contract, it had invested in the underlying financial instrument.

Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures and subjecting some futures traders to substantial losses.

RISK FACTORS WITH FOREIGN INVESTMENTS

Investments in foreign securities involve considerations not normally associated with investing in domestic issuers. Such factors include changes in currency exchange rates, currency exchange control regulations, the possibility of seizure or nationalization of companies, political or economic instability, imposition of unforeseen taxes, the possibility of financial information being difficult to obtain or difficult to interpret under foreign accounting standards, the necessity of trading in markets that in relation to U.S. markets may be less efficient and have available less information concerning issuers, or the imposition of other restraints that might adversely affect investments.

In selecting foreign investments, the Fund seeks to minimize these factors. It seeks to invest in securities having investment characteristics and qualities comparable to the kinds of domestic securities in which it invests. The Fund seeks to avoid investments in countries with volatile or unstable political or economic conditions.

The Fund may invest in securities of foreign issuers either directly or in the form of American Depository Receipts (ADRs). ADRs are securities typically issued by an American bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. ADRs enable foreign stocks to be traded and cleared on United States markets. They bear the same investment risks as the underlying foreign stocks.

Since investments in foreign securities, other than U.S. dollar denominated securities, involve currencies of foreign countries, the value of a portfolio's assets, as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency exchange rates and in currency exchange control regulations.

FOREIGN CURRENCY HEDGING TRANSACTIONS

In order to hedge against changes in the exchange rates of foreign currencies in relation to the U.S. dollar, each portfolio, other than the Money Market Portfolio, may engage in forward foreign currency contracts, foreign currency options and foreign currency futures contracts in connection with the purchase, sale or ownership of a specific security.

The portfolios generally conduct their foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign exchange currency market. When a portfolio purchases or sells a security denominated in a foreign currency, it may enter into a forward foreign currency contract ("forward contract") for the purchase or sale, for a fixed amount of dollars, of the amount of currency involved in the underlying security transaction. A forward contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. In this manner, a portfolio may obtain protection against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the foreign currency during the period between the date the security is purchased or sold and the date upon which payment is made or received. Although such contracts tend to minimize the risk of loss due to the decline in the value of the hedged currency, at the same time they tend to limit any potential gain which might result should the value of such currency increase.

Forward contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. Generally a forward contract has no deposit requirement, and no commissions are charged. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference between the prices at which they buy and sell various currencies. When the portfolio manager believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, a portfolio may enter into a forward contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of that portfolio's securities denominated in such foreign currency. No portfolio will enter into such forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate the portfolio to deliver an amount of foreign currency in excess of the value of its assets denominated in that currency.

At the consummation of a forward contract for delivery by a portfolio of a foreign currency, the portfolio may either make delivery of the foreign currency or terminate its contractual obligation to deliver the foreign currency by purchasing an offsetting contract obligating it to purchase, at the same maturity date, the same amount of the foreign currency. If the portfolio chooses to make delivery of the foreign currency, it may be required to obtain such currency through the sale of its securities denominated in such currency or through conversion of other portfolio assets into such currency. It is impossible to forecast the market value of portfolio securities at the expiration of the forward contract. Accordingly, it may be necessary for the portfolio to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the portfolio is obligated to deliver, and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary for the portfolio to sell on the spot market some of the foreign currency received on the sale of its hedged security if the security's market value exceeds the amount of foreign currency the portfolio is obligated to deliver.

If the portfolio retains the hedged security and engages in an offsetting transaction, it will incur a gain or loss to the extent that there has been movement in spot or forward contract prices. If a portfolio engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency. Should forward prices decline during the period between the portfolio's entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the portfolio will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the portfolio will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

Buyers and sellers of foreign currency options and futures contracts are subject to the same risks previously described with respect to options and futures generally (see "Risk Factors with Options" and "Risk Factors with Futures, Options on Futures and Options on Indexes," above). In addition, settlement of currency options and futures contracts with respect to most currencies must occur at a bank located in the issuing nation. The ability to establish and close out positions on such options is subject to the maintenance of a liquid market that may not always be available. Currency rates may fluctuate based on political considerations and governmental actions as opposed to purely economic factors.

Predicting the movements of foreign currency in relation to the U.S. dollar is difficult and requires different skills than those necessary to predict movements in the securities market. There is no assurance that the use of foreign currency hedging transactions can successfully protect a portfolio against loss resulting from the movements of foreign currency in relation to the U.S. dollar. In addition, it must be remembered that these methods of protecting the value of a portfolio's securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange which can be achieved at some future point in time. Additionally, although such contracts tend to minimize the risk of loss due to the decline in the value of the hedged currency, at the same time they tend to limit any potential gain which might result should the value of such currency increase.


SHORT SALES

Until a borrowed security borrowed in connection with a short sale (as described in the prospectus is replaced), the Portfolio will be required to maintain daily a segregated account, containing cash or U.S. government securities, at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will at all times be equal to at least 100% of the current value of the security sold short and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time it was sold short. The Strategic Income Portfolio may purchase call options to provide a hedge against an increase in the price of a security sold short. When the Portfolio purchases a call option, it has to pay a premium to the person writing the option and a commission to the broker selling the option. If the option is exercised by the Portfolio, the premium and the commission paid may be more than the amount of the brokerage commission charged if the security were to be purchased directly. See "Hedging Transactions" and "Covered Call Options and Put Options." In addition to the short sales discussed above, the Portfolio also may make short sales "against the box," a transaction in which the Portfolio enters into a short sale of a security which the Portfolio owns. The proceeds of the short sale are held by a broker until the settlement date, at which time the Portfolio delivers the security to close the short position. The Portfolio receives the net proceeds from the short sale. The Portfolio at no time will have more than 5% of the value of its net assets in deposits on short sales against the box.

                               MANAGEMENT OF THE FUND

DIRECTORS AND OFFICERS OF THE FUND

The directors and officers of the Fund, together with information as to their principal occupations during the past five years are listed below:


                                            Position with                    Principal Occupation
Name and address                            the Fund                         during past five years
----------------                            --------                         ----------------------
Ronald L. Benedict*                         Secretary and                    Second Vice President and  Counsel and
One Financial Way                           Director                         Assistant Secretary, ONLI; Secretary of
Cincinnati, Ohio                                                             the Adviser

George E. Castrucci                         Director                         Retired; formerly President and
8355 Old Stable Rd.                                                          Chief Operating Officer of Great
Cincinnati, Ohio                                                             American Communications Co and
                                                                             Chairman and Chief Executive
                                                                             Officer of Great American
                                                                             Broadcasting Co.; Director of Benchmark
                                                                             Savings Bank; Director of Baldwin
                                                                             Piano & Organ Co.

Ross Love                                   Director                         President & CEO, Blue Chip Broadcasting
615 Windings Way                                                             Ltd.; Trustee, Health Alliance of Greater
Cincinnati, Ohio                                                             Cincinnati; Director, Partnership for a
                                                                             Drug Free America (Chairman of African-
                                                                             American Task Force); Advisory Board,
                                                                             Syracuse University School of Management;
                                                                             Director, Association of National Advertisers;
                                                                             Until 1996 was Vice President of Advertising,
                                                                             Procter & Gamble Co.


George M. Vredeveld                         Director                         Professor of Economics, University of
University of Cincinnati                                                     of Cincinnati; Director of Center for
P.O. Box 210223                                                              Economic Education; Private Consultant;
Cincinnati, Ohio                                                             Director of Benchmark Savings Bank

Donald J. Zimmerman*                        President and                    Director and Senior Vice President,
One Financial Way                           Director                         Insurance Operations and
Cincinnati, Ohio                                                             Secretary, ONLI

Michael A. Boedeker                         Vice President                   Vice President, Fixed Income
One Financial Way                                                            Securities, ONLI; Vice President
Cincinnati, Ohio                                                             and Director of Adviser

Joseph P. Brom                              Vice President                   Vice President, Investments,
One Financial Way                                                            ONLI; President and Director
Cincinnati, Ohio                                                             of the Adviser

Stephen T. Williams                         Vice President                   Director of Securities, ONLI;
One Financial Way                                                            Vice President and Director of
Cincinnati, Ohio                                                             the Adviser

Dennis R. Taney                             Treasurer                        Mutual Funds Financial Operations,
One Financial Way                                                            ONLI; Treasurer of the Adviser
Cincinnati, Ohio

*Indicates Directors who are "Interested Persons" as defined by the Investment Company Act of 1940, as amended.

All directors and officers of the Fund hold similar positions with ONE Fund, Inc. ("ONE Fund"), another mutual fund sponsored by ONLI and managed by the Adviser.


COMPENSATION OF DIRECTORS

Directors who are not affiliated with the Adviser, ONLI, ONLAC or a sub-adviser were compensated as follows in 1996:

                          Aggregate Compensation    Total Compensation
Director                        From the Fund        From Fund Complex*
--------                        -------------        ------------------
James E. Baker                     $ 2,000               $ 2,850
George E. Castrucci                 10,400                15,000
Maurice H. Kirby, Jr                10,400                15,000
George M. Vredeveld                  8,400                12,150

* The "Fund Complex" consists of the Fund and ONE Fund, Inc.

Directors and officers of the Fund who are affiliated with the Adviser, ONLI or ONLAC receive no compensation from the Fund Complex. The Fund has no pension, retirement or deferred compensation plan for its directors or officers.

SHAREHOLDERS' MEETINGS

The Fund's by-laws provide that shareholders meetings need only be held every three years unless matters requiring shareholder approval should occur more frequently. It is anticipated that shareholder meetings will generally occur every three years.

INVESTMENT ADVISORY AND OTHER SERVICES

The Adviser is an Ohio corporation organized on January 17, 1996 to provide investment advice and management services to funds affiliated with ONLI. The Adviser is a wholly-owned subsidiary of ONLI. The Adviser succeeded O.N. Investment Management Company ("ONIMCO") as the Fund's investment adviser on May 1, 1996. Prior to that date, ONIMCO had been the investment adviser from the Fund's inception. The Adviser, like ONIMCO before it, uses ONLI's investment personnel and administrative systems.

The Adviser regularly furnishes to the Fund's Board of Directors recommendations with respect to an investment program consistent with the investment policies of each portfolio. Upon approval of an investment program by the Fund's Board of Directors, the Adviser implements the program by placing the orders for the purchase and sale of securities or, in the case of the International, Capital Appreciation, Small Cap, Global Contrarian, Aggressive Growth, Core Growth, Growth & Income, Strategic Income, Stellar and Relative Value Portfolios, by delegating that implementation to SGAM, TRPA, FAM, SCM, PBA, RSIM or Star, as the case may be.

The Adviser's services are provided under an Investment Advisory Agreement with the Fund. Under the Investment Advisory Agreement, the Adviser provides personnel, including executive officers for the Fund. The Adviser also furnishes at its own expense or pays the expenses of the Fund for clerical and related administrative services (other than those provided by the custodian agreements with Star and Investors Fiduciary Trust Company and an agency agreement with American Data Services, Inc.), office space, and other facilities. The Fund pays corporate expenses incurred in its operations, including, among others, local income, franchise, issuance or other taxes; certain printing costs; brokerage commissions on portfolio transactions; custodial and transfer agent fees; auditing and legal expenses; and expenses relating to registration of its shares for sale and shareholders' meetings.

As compensation for its services, the Adviser receives from the Fund annual fees on the basis of each portfolio's average daily net assets during the quarterly period for which the fees are paid based on the following schedule: (a) for each of the Equity, Bond, Omni and Social Awareness Portfolios, 0.60% of the first $100 million of each Portfolio's net assets, 0.50% of the next $150 million of net assets, 0.45% of the next $250 million of net assets,

0.40% of the next $500 million of net assets, 0.30% of the next $1 billion of net assets, and 0.25% of net assets over $2 billion; (b) for the Money Market Portfolio, 0.30% of the first $100 million of net assets, 0.25% of the next $150 million of net assets, 0.23% of the next $250 million of net assets, 0.20% of the next $500 million of net assets, and 0.15% of net assets over $1 billion;
(c) for the International, Global Contrarian and Relative Value Portfolios, 0.90% of each Portfolio's net assets; (d) for the Capital Appreciation, Small Cap, Aggressive Growth and Strategic Income Portfolios, 0.80% of each Portfolio's net assets, (e) for the Core Growth Portfolio, 0.95% of the first $150 million of net assets, and 0.80% of net assets over $150 million; (f) for the Growth & Income Portfolio, 0.85% of the first $200 million of net assets, and 0.80% of net assets over $200 million, (g) for the S&P 500 Index Portfolio, 0.40% of the first $100 million of net assets, 0.35% of the next $150 million of net assets, and 0.33% of net assets over $250 million; and (h) for the Stellar Portfolio, 1.00% of that Portfolio's net assets. However, as to the Money Market Portfolio, the Adviser is presently waiving any of its fee in excess of 0.25%.

Under the Investment Advisory Agreement, the Fund authorizes the Adviser to retain sub-advisers for the International, Capital Appreciation, Small Cap, Global Contrarian, Aggressive Growth, Core Growth, Growth & Income, Strategic Income, Stellar and Relative Value Portfolios, subject to the approval of the Fund's Board of Directors. The Adviser has entered into Sub-Advisory Agreements with SGAM, TRPA, FAM, SCM, PBA, RSIM and Star, respectively, to manage the investment and reinvestment of those Portfolios' assets, subject to the supervision of the Adviser. As compensation for their services, (a) SGAM receives from the Adviser fees at the annual rate of 0.75% of the International and Global Contrarian Portfolios' average daily net assets during the quarter for which the fee is paid; (b) TRPA receives from the Adviser a fee at an annual rate of 0.70% of the first $5 million, and 0.50% of average daily net asset value in excess of $5 million, of the Capital Appreciation Portfolio; (c) FAM receives from the Adviser a fee at an annual rate of 0.65% of the first $75 million, 0.60% of the next $75 million, and 0.55% of the average daily net asset value in excess of $150 million of the Small Cap Portfolio; (d) SCM receives from the Adviser a fee at an annual rate of 0.70% of the first $50 million, and 0.50% of average daily net asset value in excess of $50 million of the Aggressive Growth Portfolio; (e) PBA receives from the Adviser a fee at an annual rate of 0.75% of the first $50 million, 0.70% of the next $100 million, and 0.50% of average daily net assets in excess of $150 million of the Core Growth Portfolio; (f) RSIM receives from the Adviser a fee at an annual rate of 0.60% of the first $100 million, 0.55% of the next $100 million, and 0.50% of average daily net assets in excess of $200 million of the Growth & Income Portfolio; and (g) Star receives from the Adviser fees at an annual rate of (i) 0.55% of the first $50 million and 0.50% of average daily net assets in excess of $50 million of the Strategic Income Portfolio, (ii) 0.75% of the first $50 million and 0.70% of average daily net assets in excess of $50 million of the Stellar Portfolio and (iii) 0.65% of the first $50 million and 0.60% of average daily net assets in excess of $50 million of the Relative Value Portfolio.

For each of the indicated years, ending December 31*, the following investment advisory fees from each of the Fund's portfolios were paid to ONIMCO and the Adviser as follows:

                                1996               1995              1994
                                ----               ----              ----
Equity                      $1,124,431         $  812,156        $  522,678
Money Market**                  48,721             31,228            33,012
Bond                           117,359             87,798            55,332
Omni                           735,210            542,756           367,235
International                1,045,160            678,133           380,483
Capital Appreciation           229,794             96,082            30,172
Small Cap                      212,875             69,124             9,398
Global Contrarian               70,122             21,955               N/A
Aggressive Growth               63,707             11,898               N/A
Core Growth                        N/A                N/A               N/A
Growth & Income                    N/A                N/A               N/A
S&P 500 Index                      N/A                N/A               N/A
Social Awareness                   N/A                N/A               N/A
Strategic Income                   N/A                N/A               N/A
Stellar                            N/A                N/A               N/A
Relative Value                     N/A                N/A               N/A
                            ----------         ----------          --------
                            $3,647,379         $2,351,130        $1,398,310

   * The International Portfolio commenced operations on April 30, 1993. The Capital Appreciation and Small Cap Portfolios commenced operations on May 1, 1994. The Global Contrarian and Aggressive Growth Portfolios commenced operations on March 31, 1995. The Core Growth, Growth & Income, S&P 500 Index, Social Awareness, Strategic Income, Stellar and Relative Value Portfolios commenced operations on January 3, 1997.

  ** An additional $9,697, $14,932, and $25,824 was earned but waived in 1996, 1995 and 1994, respectively, as described above.

The Investment Advisory Agreement also provides that if the total expenses applicable to any portfolio during any calendar quarter (excluding taxes, brokerage commissions, interest and the investment advisory fee) exceed l%, on an annualized basis, of such portfolio's average daily net asset value, the Adviser will pay such expenses. Under the same terms, ONIMCO paid the Global Contrarian Portfolio $8,127 in 1995, ONIMCO paid the Capital Appreciation and Small Cap Portfolios $2,669 and $458, respectively, during 1994, and ONIMCO paid the International Portfolio $11,917 in 1993. No other such amounts were paid to any portfolio during the three years ended December 31, 1996.


Under a Service Agreement among the Fund, the Adviser and ONLI, the latter has agreed to furnish the Adviser, at cost, such research facilities, services and personnel as may be needed by the Adviser in connection with its performance under the Investment Advisory Agreement. The Adviser reimburses ONLI for its expenses in this regard.

The Investment Advisory Agreement and the Service Agreement were approved as to all then-existing portfolios, and the Sub-Advisory Agreements were approved for the International, Global Contrarian, Capital Appreciation, Small Cap and Aggressive Growth Portfolios, by the votes of the Board of Directors on January 24, 1996, and the shareholders on March 28, 1996. The foregoing agreements were approved by the Board of Directors for continuance on August 22, 1996. The Board of Directors approved the extension of the Investment Advisory Agreement (including the fees applicable to each portfolio) and the Service Agreement and, as applicable, the Sub-Advisory Agreements, for the Core Growth, Growth & Income, S&P 500 Index, Social Awareness, Strategic Income, Stellar and Relative Value Portfolios on August 22, 1996. The shareholders of these portfolios approved the agreements on January 2, 1997. These agreements will continue in force from year to year hereafter, if such continuance is specifically approved at least annually by a majority of the Fund's directors who are not parties to such agreements or interested persons of any such party, with votes to be cast in person at a meeting called for the purpose of voting on such continuance, and also by a majority of the Board of Directors or by a majority of the outstanding voting securities of each portfolio voting separately.

The Investment Advisory, Service, and Sub-Advisory Agreements may be terminated at any time, without the payment of any penalty, on 60 days' written notice to the Adviser by the Fund's Board of Directors or, as to any portfolio, by a vote of the majority of the portfolio's outstanding voting securities. The Investment Advisory Agreement may be terminated by the Adviser on 90 days' written notice to the Fund. The Service Agreement may be terminated, without penalty, by the Adviser or ONLI on 90 days' written notice to the Fund and the other party. The Sub-Advisory Agreements may be terminated, without penalty, by the Adviser or the sub-adviser on 90 days' written notice to the Fund and the other party. The Agreements will automatically terminate in the event of their assignment.


                                BROKERAGE ALLOCATION

The Adviser buys and sells the portfolio securities for the Equity, Money Market, Bond, Omni, S&P 500 Index and Social Awareness Portfolios and selects the brokers and dealers to handle such transactions. Each of the sub-advisers selects the brokers and dealers that execute the transactions for the portfolios managed by the respective sub-adviser. It is the intention of the Adviser and of each sub-adviser to place orders for the purchase and sale of securities with the objective of obtaining the most favorable price consistent with good brokerage service. The cost of securities transactions for each portfolio will consist primarily of brokerage commissions or dealer or underwriter spreads. Bonds and money market securities are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes.

Occasionally, securities may be purchased directly from the issuer. For securities traded primarily in the over-the-counter market, the Adviser and sub-advisers will, where possible, deal directly with dealers who make a market in the securities unless better prices and execution are available elsewhere. Such dealers usually act as principals for their own account.

In selecting brokers or dealers through whom to effect transactions, the Adviser and sub-advisers consider a number of factors including the quality, difficulty and efficiency of execution, and value of research, statistical, quotation and valuation services provided. Research services by brokers include advice, either directly or through publications or writings, as to the value of securities, the advisability of purchasing or selling securities, the availability of securities or purchasers or sellers of securities, and analyses and reports concerning issuers, industries, securities, economic factors and trends, and portfolio strategy. In making such determination, the Adviser or sub-adviser may use a broker whose commission in effecting a securities transaction is in excess of that of some other broker if the Adviser or sub-adviser determines in good faith that the amount of such commission is reasonable in relation to the value of the research and related services provided by such broker. In effecting a transaction for one portfolio, a broker may also offer services of benefit to other portfolios managed by the Adviser or sub-adviser, or of benefit to its affiliates.

Generally, it is not possible to place a dollar value on research and related services provided by brokers to the Adviser or a sub-adviser. However, receipt of such services may tend to reduce the expenses of the Adviser or the sub-advisers. Research, statistical and similar information furnished by brokers may be of incidental assistance to other clients of the Adviser or the sub-advisers and conversely, transaction costs paid by other clients of the Adviser or the sub-advisers may generate information which is beneficial to the Fund.

Consistent with these policies, the sub-advisers may, with the Board of Directors' approval and subject to its review, direct portfolio transactions to be executed by a broker affiliated with the sub-adviser so long as the commission paid to the affiliated broker is reasonable and fair compared to the commission that would be charged by an unaffiliated broker in a comparable transaction.

For each of the indicated years, ending on December 3l, the following brokerage commission amounts were paid by each portfolio:

                             1996               1995            1994
                             ----               ----            ----
Equity                    $ 76,647            $ 81,091        $ 52,713
Money Market                  None                None            None
Bond                          None                 630            None
Omni                        41,879              39,073          25,413
International              187,147             153,524         131,000
Capital Appreciation        33,327              16,786          10,219
Small Cap                   48,973              16,688           8,265
Global Contrarian           17,514              12,257             N/A
Aggressive Growth          173,952              42,839             N/A
Core Growth                    N/A                 N/A             N/A
Growth & Income                N/A                 N/A             N/A
S&P 500 Index                  N/A                 N/A             N/A
Social Awareness               N/A                 N/A             N/A
Strategic Income               N/A                 N/A             N/A
Stellar                        N/A                 N/A             N/A
Relative Value                 N/A                 N/A             N/A
                          --------            --------        --------
                          $579,439            $362,888        $227,610

In l996, substantially all of such commissions were paid to brokers who furnished statistical data and research information to ONIMCO, the Adviser, SGAM, TRPA, FAM, or SCM.

                         PURCHASE AND REDEMPTION OF SHARES

Fund shares are sold without a sales charge and may be redeemed at their net asset value next computed after a purchase or redemption order is received by the Fund. (The net asset value for the Money Market Portfolio is normally $l0 per share.) Depending upon the net asset values at that time, the amount paid upon redemption may be more or less than the cost of the shares redeemed. Payment for shares redeemed will be made as soon as possible, but in any event within seven days after evidence of ownership of the shares is tendered to the Fund. However, the Fund may suspend the right of redemption or postpone the date of payment beyond seven days during any period when (a) trading on the New York Stock Exchange is restricted, as determined by the Securities and Exchange Commission, or such Exchange is closed for other than weekends and holidays; (b) an emergency exists, as determined by the Commission, as a result of which disposal by the Fund of securities owned by it is not reasonably practicable, or it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or (c) the Commission by order so permits for the protection of security holders of the Fund.

Shares of one portfolio may be exchanged for shares of another portfolio of the Fund on the basis of the relative net assets value next computed after an exchange order is received by the Fund.

The net asset value of the Fund's shares is determined on each day on which an order for purchase or redemption of the Fund's shares is received and there is a sufficient degree of trading in portfolio securities that the current net asset value of its shares might be materially affected. Such determination is made as of 4:00 p.m. Eastern time on each business day. "Business day" means each weekday (Monday through Friday) except for the following holidays: New Years Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas. The net asset value of each portfolio is computed by dividing the value of the securities in that portfolio plus any cash or other assets less all liabilities of the portfolio, by the number of shares outstanding for that portfolio.

Securities which are held in a portfolio and listed on a securities exchange are valued at the last sale price or, if there has been no sale that day, at the last bid price reported as of 4 p.m. Eastern time. Over-the-counter securities are valued at the last bid price as of 4 p.m. Eastern time.

Short-term debt securities in all portfolios other than the Money Market and Omni Portfolios, with remaining maturities of 60 days or less, are valued at amortized cost. The Fund has obtained an exemptive order from the Commission permitting it to value all short-term debt securities in the Omni Portfolio at amortized cost. The Fund relies on Rule 2a-7 under the Investment Company Act of 1940 to value the assets of the Money Market Portfolio on the basis of amortized cost with a view toward stabilizing the net asset value at $l0 per share and allowing dividend payments to reflect net interest income as earned. Accordingly, the short-term debt assets of the Omni and Money Market Portfolios are valued at their cost on the date of acquisition with a daily adjustment being made to accrued income to reflect amortization of premium or accretion of discount to the maturity date. All other assets of the Omni Portfolio and of those portfolios other than the Money Market Portfolio, including restricted debt securities and other investments for which market quotations are not readily available, are valued at their fair value as determined in good faith by the Board of Directors.

As a condition of the exemptive order, the Fund has agreed, with respect to short-term debt securities in its Omni Portfolio, to maintain a dollar-weighted average maturity of not more than l20 days and to not purchase any such debt security having a maturity of more than one year. In relying on Rule 2a-7 with respect to short-term debt securities in its Money Market Portfolio, the Fund has agreed to maintain a dollar-weighted average portfolio maturity of not more than 90 days and to not purchase any such debt security having a maturity of more than 397 days. The dollar-weighted average maturity of short-term debt securities is determined by dividing the sum of the dollar value of each such security times the remaining days to maturity of such security by the sum of the dollar value of all short-term debt securities. Should the disposition of a short-term debt security result in a dollar-weighted average maturity of more than the number of days allowed under the exemptive order or Rule 2a-7, as the case may be, the Portfolio will invest its available cash so as to reduce such average maturity to the required number of days or less as soon as reasonably practicable. The Fund normally holds short-term debt securities to maturity and realizes par therefor unless an earlier sale is required to meet redemption requirements.

In addition, the Omni and Money Market Portfolios are required to limit their short-term debt investments, including repurchase agreements, to those United States dollar denominated instruments which the Board of Directors determines present minimal credit risks and which are in the top two rating categories of any nationally recognized statistical rating organizations or, in the case of any instrument that is not rated, of comparable quality as determined by the Board of Directors. Although the use of amortized cost provides certainty in valuation, it may result in periods during which value so determined is higher or lower than the price the Fund would receive if it liquidated its securities.

The Fund's Board of Directors is obligated, as a particular responsibility within the overall duty of care owed to Money Market Portfolio shareholders, to establish procedures reasonably designed, taking into account current market conditions and the investment objective of such Portfolio, to stabilize the Portfolio's net asset value per share as computed for the purpose of distribution, redemption and repurchase, at $l0 per share. The procedures adopted by the Board of Directors include periodically reviewing, as it deems appropriate and at such intervals as are reasonable in light of current market conditions, the extent of deviation, if any, between the net asset value per share based on available market quotations and such value based on the Portfolio's $l0 amortized cost price. If such deviation exceeds 1/2 of 1 percent, or if there is any other deviation which the Board of Directors believes would result in a material dilution to shareholders or purchasers, the Board of Directors will promptly consider what action, if any, it should initiate. Such action may include redemption in kind; selling portfolio instruments prior to maturity to realize capital gains or losses, or to shorten the average portfolio maturity; withholding dividends; splitting, combining or otherwise recapitalizing outstanding shares; or using available market quotations to determine net asset value per share. The Portfolio may reduce the number of its outstanding shares by requiring shareholders to contribute to capital proportionately the number of full and fractional shares as is necessary to maintain the net asset value per share of $l0. ONLI and ONLAC, the sole shareholders of the Money Market Portfolio, have agreed to this procedure and contract owners who allocate purchase payments to the Money Market Portfolio will be bound by such agreement.


                                     TAX STATUS

At December 3l, 1995 the Fund qualified as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"). Under such provisions, the Fund is not subject to federal income tax on such part of its net ordinary income and net realized capital gains which it distributes to shareholders. Each portfolio is treated as a separate entity for federal income tax purposes, including determining whether it qualifies as a regulated investment company and determining its net ordinary income (or loss) and net realized capital gains (or losses). To qualify for treatment as a regulated investment company, each portfolio must, among other things, derive in each taxable year at least 90% of its gross income from dividends, interest and gains from the sale or other disposition of securities and derive less than 30% of its gross income in each taxable year from the gains (without deduction for losses) from the sale or other disposition of securities held for less than three months. Each portfolio also intends to comply with the diversification requirements or regulations under Section 817(h) of the Code.

The foregoing is a general and abbreviated summary of the applicable provisions of the Code and Treasury Regulations currently in effect. For the complete provisions, reference should be made to the pertinent Code sections and the Treasury Regulations promulgated thereunder. Since the only eligible shareholders of the Fund are separate accounts of ONLI, ONLAC and other insurance companies, no discussion is stated herein as to the federal income tax consequences at the shareholder level.


                              FINANCIAL STATEMENTS

The financial statements of Ohio National Fund, Inc. as of December 3l, l996 and for the earlier periods indicated herein included in this Statement of Additional Information and the Financial Highlights included in the prospectus have been included herein and in the prospectus in reliance upon the report of KPMG Peat Marwick LLP, independent certified public accountants, appearing in this Statement of Additional Information, and upon the authority of said firm as experts in accounting and auditing. KPMG Peat Marwick LLP's business address is 201 East Fifth Street, Cincinnati, Ohio 45202.

In addition, the financial statements of the Core Growth, Growth & Income, S&P 500 Index, Special Awareness, Strategic Income, Stellar and Relative Value Portfolios as of June 30, 1997 and for the period from January 2, 1997 through June 30, 1997 have also been included and are unaudited.

                                   LEGAL COUNSEL

Messrs. Jones & Blouch L.L.P., Washington, D.C., have passed on matters pertaining to the federal securities laws and Ronald L. Benedict, Esq., Secretary of the Fund and Second Vice President and Counsel of ONLI, has passed on all other legal matters relating to the legality of the shares described in the prospectus and this Statement of Additional Information.


                               THE S&P 500

"Standard & Poor's (R)," "S&P (R)," "S&P 500 (R)" and "Standard & Poor's 500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Adviser. The S&P 500 Index Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's ("S&P") and S&P makes no representation regarding the advisability of investing in the S&P 500 Index Portfolio. S&P makes no representation or warranty, express or implied, to the owners of the Portfolio or any member of the public regarding the advisability of investing in securities generally or in the Portfolio particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to the Adviser is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed and calculated by S&P without regard to the Adviser or the Portfolio. S&P has no obligation to take the needs of the Adviser or the owners of the Portfolio into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Portfolio or the timing of the issuance or sale of the Portfolio or in the determination or calculation of the equation by which the Portfolio is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Portfolio.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ADVISER, OWNERS OF THE PORTFOLIO, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OR MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

OHIO NATIONAL FUND, INC.                                       December 31, 1996
STATEMENTS OF ASSETS AND LIABILITIES

                                                                                                       PORTFOLIO
                                            -------------------------------------------------------------------------------------
                                                             MONEY                                                     CAPITAL
                                               EQUITY        MARKET        BOND            OMNI      INTERNATIONAL   APPRECIATION
                                            ------------  -----------  -------------   ------------  -------------   ------------
Assets:
   Investments in securities at market
     value (note 1) ......................  $232,147,553  $23,952,935  $  20,312,667   $145,384,948  $ 134,384,201    $38,051,933
   Cash in bank ..........................        91,899       33,904         21,751         20,205         69,939          1,898
   Unrealized gain on foreign currency
     exchange contracts (note 6) .........             0            0              0              0      1,686,502              0
   Receivable for securities sold ........             0            0              0              0        169,255              0
   Receivable for shares sold ............       568,786    1,594,884         60,249        212,996        971,753        271,526
   Dividends and interest receivable .....       336,613            0        429,429        539,273        366,362        155,957
   Other .................................         3,500          246            333          2,283         35,491            289
                                            ------------  -----------  -------------   ------------  -------------    -----------
     Total assets ........................   233,148,351   25,581,969     20,824,429    146,159,705    137,683,503     38,481,603
                                            ------------  -----------  -------------   ------------  -------------    -----------

Liabilities:
   Unrealized loss on foreign currency
     exchange contracts (note 6) .........             0            0              0              0         47,691              0
   Payable for securities purchased ......             0            0              0              0         37,373        118,925
   Dividends payable .....................             0        3,342              0              0              0              0
   Payable for shares redeemed ...........             0       47,347          8,228        449,210              0            196
   Payable for investment management
     services (note 3) ...................       308,692       13,019         31,160        202,348        297,964         71,971
   Accrued expenses ......................        63,305        6,931          6,154         40,457         11,276          9,268
                                            ------------  -----------  -------------   ------------  -------------    -----------
     Total liabilities ...................       371,997       70,639         45,542        692,015        394,304        200,360
                                            ------------  -----------  -------------   ------------  -------------    -----------
NET ASSETS AT MARKET VALUE ...............  $232,776,354  $25,511,330  $  20,778,887   $145,467,690  $ 137,289,199    $38,281,243
                                            ============  ===========  =============   ============  =============    ===========

Net assets consist of:
   Par value, $1 per share ...............  $  7,206,842  $ 2,551,133  $   1,955,819   $  7,499,253  $   8,861,590    $ 2,960,845
   Paid-in capital in excess
     of par value ........................   142,968,012   22,960,197     18,228,687    101,513,673    111,037,006     30,684,042
   Accumulated undistributed net
   realized gain (loss) on investments ...     2,116,393            0        (82,701)     1,460,737      4,130,538        861,202
   Net unrealized appreciation
     (depreciation) on:
     Investments (note 1) ................    79,493,857            0        338,709     33,979,603     10,740,304      3,479,545
     Forward currency contracts (note 6) .             0            0              0              0      1,638,811              0
     Foreign currency related transactions             0            0              0              0         (1,697)             0
   Undistributed net investment
     income (loss) .......................       991,250            0        338,373      1,014,424        882,647        295,609
                                            ------------  -----------  -------------   ------------  -------------    -----------
NET ASSETS AT MARKET VALUE ...............  $232,776,354  $25,511,330  $  20,778,887   $145,467,690  $ 137,289,199    $38,281,243
                                            ============  ===========  =============   ============  =============    ===========

SHARES OUTSTANDING (note 5) ..............     7,206,842    2,551,133      1,955,819      7,499,253      8,861,590      2,960,845
                                            ------------  -----------  -------------   ------------  -------------    -----------
NET ASSET VALUE PER SHARE ................  $      32.30  $     10.00  $       10.62   $      19.40  $       15.49    $     12.93
                                            ============  ===========  =============   ============  =============    ===========
                                                            PORTFOLIO
                                            ------------------------------------------
                                               SMALL          GLOBAL       AGGRESSIVE
                                                CAP         CONTRARIAN       GROWTH
                                            ------------   ------------   ------------
Assets:
   Investments in securities at market
     value (note 1) ......................  $ 38,416,267   $ 11,049,517   $ 12,008,171
   Cash in bank ..........................             8         54,173            865
   Unrealized gain on foreign currency
     exchange contracts (note 6) .........             0         45,794              0
   Receivable for securities sold ........        91,941         52,969         64,224
   Receivable for shares sold ............       348,880         85,806         89,015
   Dividends and interest receivable .....        13,378         32,013         22,421
   Other .................................           154            147            164
                                            ------------   ------------   ------------
     Total assets ........................    38,870,628     11,320,419     12,184,860
                                            ------------   ------------   ------------

Liabilities:
   Unrealized loss on foreign currency
     exchange contracts (note 6) .........             0            685              0
   Payable for securities purchased ......       330,137              0        150,970
   Dividends payable .....................             0              0              0
   Payable for shares redeemed ...........             0              0              0
   Payable for investment management
     services (note 3) ...................        70,147         23,737         21,947
   Accrued expenses ......................         6,635          6,244          2,364
                                            ------------   ------------   ------------
     Total liabilities ...................       406,919         30,666        175,281
                                            ------------   ------------   ------------
NET ASSETS AT MARKET VALUE ...............  $ 38,463,709   $ 11,289,753   $ 12,009,579
                                            ============   ============   ============

Net assets consist of:
   Par value, $1 per share ...............  $  2,133,686   $    968,333   $  1,197,097
   Paid-in capital in excess
     of par value ........................    29,999,731      9,536,715     11,518,162
   Accumulated undistributed net
   realized gain (loss) on investments ...      (233,108)       203,560     (1,424,222)
   Net unrealized appreciation
     (depreciation) on:
     Investments (note 1) ................     6,714,739        444,102        546,019
     Forward currency contracts (note 6) .             0         45,109              0
     Foreign currency related transactions            89           (138)             0
   Undistributed net investment
     income (loss) .......................      (151,428)        92,072        172,523
                                            ------------   ------------   ------------
NET ASSETS AT MARKET VALUE ...............  $ 38,463,709   $ 11,289,753   $ 12,009,579
                                            ============   ============   ============

SHARES OUTSTANDING (note 5) ..............     2,133,686        968,333      1,197,097
                                            ------------   ------------   ------------
NET ASSET VALUE PER SHARE ................  $      18.03   $      11.66   $      10.03
                                            ============   ============   ============


   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.                            Year Ended December 31, 1996
STATEMENTS OF OPERATIONS

                                                                                                        PORTFOLIO
                                                ----------------------------------------------------------------------------------

                                                                MONEY                                                   CAPITAL
                                                  EQUITY        MARKET         BOND         OMNI      INTERNATIONAL   APPRECIATION
                                                -----------  -----------   -----------   -----------  -------------   ------------
Investment income:
     Interest ................................  $ 1,686,797  $ 1,065,875   $ 1,391,482   $ 2,794,396   $   698,700     $  798,422
     Dividends ...............................    3,086,469            0        41,395     1,868,511     2,534,092(a)     601,844
                                                -----------  -----------   -----------   -----------   -----------     ----------

       Total investment income ...............    4,773,266    1,065,875     1,432,877     4,662,907     3,232,792      1,400,266
                                                -----------  -----------   -----------   -----------   -----------     ----------

Expenses:
     Management fees (note 3) ................    1,124,431       58,418       117,360       735,210     1,045,159        229,794
     Custodian fees (note 3) .................      276,590       26,288        26,406       172,176       240,001         38,803
     Directors' fees (note 3) ................       12,972        1,332         1,334         8,153         6,640          1,123
     Professional fees .......................       34,582        3,242         3,391        21,829        13,900          3,173
     Other ...................................       55,478        6,450         5,985        37,364        25,914          5,885
                                                -----------  -----------   -----------   -----------   -----------     ----------

       Total expenses ........................    1,504,053       95,730       154,476       974,732     1,331,614        278,778
       Less fees waived (note 3) .............            0       (9,697)            0             0             0              0
                                                -----------  -----------   -----------   -----------   -----------     ----------

       Net expenses ..........................    1,504,053       86,033       154,476       974,732     1,331,614        278,778
                                                -----------  -----------   -----------   -----------   -----------     ----------

         Net investment income (loss) ........    3,269,213      979,842     1,278,401     3,688,175     1,901,178      1,121,488
                                                -----------  -----------   -----------   -----------   -----------     ----------

Realized and unrealized gain (loss)
   on investments and foreign currency
     Net realized gain (loss) from:
       Investments ...........................    2,116,393            0         2,392     1,460,737     4,130,538      1,168,575
       Foreign currency related transactions .            0            0             0             0     2,879,840              0
     Net increase (decrease) in unrealized
       appreciation (depreciation) on:
         Investments .........................   29,110,600            0      (518,569)   13,387,967     4,882,238      2,026,474
         Foreign currency related transactions            0            0             0             0     1,097,455              0
                                                -----------  -----------   -----------   -----------   -----------     ----------

         Net gain (loss) on investments ......   31,226,993            0      (516,177)   14,848,704    12,990,071      3,195,049
                                                -----------  -----------   -----------   -----------   -----------     ----------
          Net increase in net
            assets from operations ...........  $34,496,206  $   979,842   $   762,224   $18,536,879   $14,891,249     $4,316,537
                                                ===========  ===========   ===========   ===========   ===========     ==========
                                                               PORTFOLIO
                                                ---------------------------------------

                                                   SMALL        GLOBAL       AGGRESSIVE
                                                    CAP       CONTRARIAN       GROWTH
                                                -----------   ----------    -----------
Investment income:
     Interest ................................  $   103,106    $128,285     $    46,927
     Dividends ...............................       25,786    161,763(b)     1,292,966
                                                -----------    --------     -----------

       Total investment income ...............      128,892     290,048       1,339,893
                                                -----------    --------     -----------

Expenses:
     Management fees (note 3) ................      212,875      70,122          63,707
     Custodian fees (note 3) .................       35,915      27,703          10,750
     Directors' fees (note 3) ................          997         345             346
     Professional fees .......................        2,356         810             822
     Other ...................................        4,125       1,407           4,983
                                                -----------    --------     -----------

       Total expenses ........................      256,268     100,387          80,608
       Less fees waived (note 3) .............            0           0               0
                                                -----------    --------     -----------

       Net expenses ..........................      256,268     100,387          80,608
                                                -----------    --------     -----------

         Net investment income (loss) ........     (127,376)    189,661       1,259,285
                                                -----------    --------     -----------

Realized and unrealized gain (loss)
   on investments and foreign currency
     Net realized gain (loss) from:
       Investments ...........................     (233,108)    203,560      (1,376,916)
       Foreign currency related transactions .         (941)     71,821          18,597
     Net increase (decrease) in unrealized
       appreciation (depreciation) on:
         Investments .........................    4,808,600     285,658         389,786
         Foreign currency related transactions          122      42,331         (11,874)
                                                -----------    --------     -----------

         Net gain (loss) on investments ......    4,574,673     603,370        (980,407)
                                                -----------    --------     -----------
          Net increase in net
            assets from operations ...........  $ 4,447,297    $793,031     $   278,878
                                                ===========    ========     ===========


(a)    Net of $223,281 foreign taxes withheld.
(b)    Net of $10,035 foreign taxes withheld.


   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.                   Years Ended December 31 1996 and 1995
STATEMENTS OF CHANGES IN NET ASSETS

                                                                             PORTFOLIO
                                              --------------------------------------------------------------------------
                                                         EQUITY                      MONEY MARKET                BOND
                                                YEAR ENDED      YEAR ENDED     YEAR ENDED    YEAR ENDED      YEAR ENDED
                                                 12-31-96        12-31-95       12-31-96      12-31-95        12-31-96
                                              -----------------------------   ---------------------------   ------------
From operations:
   Net investment income ...................  $   3,269,213   $   2,852,911   $    979,842   $    683,716   $  1,278,401
   Realized gain (loss) on investments and
     foreign currency related transactions ..     2,116,393       5,341,756              0              0          2,392
   Unrealized gain (loss) on investments and
     foreign currency related transactions ..    29,110,600      26,897,831              0              0       (518,569)
                                              -------------   -------------   ------------   ------------   ------------
       Net increase in assets
         from operations ...................     34,496,206      35,092,498        979,842        683,716        762,224
                                              -------------   -------------   ------------   ------------   ------------

Dividends and distributions to
   shareholders:
     Dividends declared ....................     (3,065,136)     (2,203,910)      (979,842)      (683,716)    (1,230,887)
     Capital gains distribution ............     (5,341,756)     (2,034,408)             0              0              0
                                              -------------   -------------   ------------   ------------   ------------
       Total dividends and distributions ...     (8,406,892)     (4,238,318)      (979,842)      (683,716)    (1,230,887)
                                              -------------   -------------   ------------   ------------   ------------

From Capital Share Transactions (note 5):
   Received from shares sold ...............     37,139,279      27,001,671     28,544,523     14,165,258      6,923,633
   Received from dividends reinvested ......      8,406,892       4,238,318        979,842        683,716      1,230,887
   Paid for shares redeemed ................    (14,554,329)     (9,726,105)   (19,728,821)   (12,191,289)    (4,971,363)
                                              -------------   -------------   ------------   ------------   ------------
     Increase in net assets derived
       from capital share transactions .....     30,991,842      21,513,884      9,795,544      2,657,685      3,183,157
                                              -------------   -------------   ------------   ------------   ------------

         Increase in assets ................     57,081,156      52,368,064      9,795,544      2,657,685      2,714,494
                                              -------------   -------------   ------------   ------------   ------------

Net Assets:
   Beginning of period .....................    175,695,198     123,327,134     15,715,786     13,058,101     18,064,393
                                              -------------   -------------   ------------   ------------   ------------

   End of period(a).........................  $ 232,776,354   $ 175,695,198   $ 25,511,330   $ 15,715,786   $ 20,778,887
                                              =============   =============   ============   ============   ============

     Includes undistributed net
(a)  investment income of ..................  $     991,250   $     787,173   $          0   $          0   $    338,373
                                              =============   =============   ============   ============   ============
                                                                             PORTFOLIO
                                              -------------------------------------------------------------------------
                                                 BOND                   OMNI                      INTERNATIONAL
                                              YEAR ENDED      YEAR ENDED    YEAR ENDED      YEAR ENDED    YEAR ENDED
                                               12-31-95        12-31-96      12-31-95        12-31-96      12-31-95
                                              ------------   ----------------------------   ---------------------------
From operations:
   Net investment income ...................  $  1,047,685   $   3,688,175   $  3,415,111   $  1,901,178   $  1,727,831
   Realized gain (loss) on investments and
     foreign currency related transactions ..      (85,093)      1,460,737      1,972,001      7,010,378      2,149,202
   Unrealized gain (loss) on investments and
     foreign currency related transactions ..    1,682,695      13,387,967     13,934,522      5,979,693      4,907,572
                                              ------------   -------------   ------------   ------------   ------------
       Net increase in assets
         from operations ...................     2,645,287      18,536,879     19,321,634     14,891,249      8,784,605
                                              ------------   -------------   ------------   ------------   ------------

Dividends and distributions to
   shareholders:
     Dividends declared ....................      (802,639)     (3,564,088)    (2,700,506)    (4,697,527)    (1,426,199)
     Capital gains distribution ............        (1,741)     (1,956,755)             0     (1,691,528)    (1,090,908)
                                              ------------   -------------   ------------   ------------   ------------
       Total dividends and distributions ...      (804,380)     (5,520,843)    (2,700,506)    (6,389,055)    (2,517,107)
                                              ------------   -------------   ------------   ------------   ------------

From Capital Share Transactions (note 5):
   Received from shares sold ...............     4,015,347      25,730,422     15,409,257     37,362,568     26,592,168
   Received from dividends reinvested ......       804,380       5,520,843      2,700,506      6,389,055      2,517,107
   Paid for shares redeemed ................    (1,744,440)     (8,376,827)   (10,120,050)    (5,558,345)    (7,658,197)
                                              ------------   -------------   ------------   ------------   ------------
     Increase in net assets derived
       from capital share transactions .....     3,075,287      22,874,438      7,989,713     38,193,278     21,451,078
                                              ------------   -------------   ------------   ------------   ------------

         Increase in assets ................     4,916,194      35,890,474     24,610,841     46,695,472     27,718,576
                                              ------------   -------------   ------------   ------------   ------------

Net Assets:
   Beginning of period .....................    13,148,199     109,577,216     84,966,375     90,593,727     62,875,151
                                              ------------   -------------   ------------   ------------   ------------

   End of period(a).........................  $ 18,064,393   $ 145,467,690   $109,577,216   $137,289,199   $ 90,593,727
                                              ============   =============   ============   ============   ============

     Includes undistributed net
(a)  investment income of ..................  $    290,858   $   1,014,424   $    890,337   $    882,647   $    799,333
                                              ============   =============   ============   ============   ============


   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.                  Years Ended December 31, 1996 and 1995
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                     PORTFOLIO
                                              --------------------------------------------------------------------------------------
                                                  CAPITAL APPRECIATION               SMALL CAP               GLOBAL CONTRARIAN (b)
                                               YEAR ENDED      YEAR ENDED    YEAR ENDED      YEAR ENDED    YEAR ENDED     YEAR ENDED
                                                12-31-96        12-31-95     12-31-96        12-31-95      12-31-96       12-31-95
                                              ---------------------------   ---------------------------   --------------------------
From operations:
   Net investment income (loss) ............  $  1,121,488   $    418,358   ($   127,376)  ($     9,784)  $    189,661  $    41,517
   Realized gain (loss) on investments and
     foreign currency related transactions .     1,168,575        347,729       (234,049)       564,882        275,381       63,612
   Unrealized gain (loss) on investments and
     foreign currency related transactions ..    2,026,474      1,486,874      4,808,722      1,631,811        327,989      161,084
                                              ------------   ------------   ------------   ------------   ------------  -----------
       Net increase in assets
         from operations ...................     4,316,537      2,252,961      4,447,297      2,186,909        793,031      266,213
                                              ------------   ------------   ------------   ------------   ------------  -----------

Dividends and distributions to
   shareholders:
     Dividends declared ....................      (969,506)      (284,670)             0        (28,120)      (213,826)     (23,897)
     Capital gains distribution ............      (655,102)      (139,011)      (542,566)             0        (36,817)           0
                                              ------------   ------------   ------------   ------------   ------------  -----------
       Total dividends and distributions ...    (1,624,608)      (423,681)      (542,566)       (28,120)      (250,643)     (23,897)
                                              ------------   ------------   ------------   ------------   ------------  -----------

From Capital Share Transactions (note 5):
   Received from shares sold ...............    16,614,123     10,945,010     19,468,827     11,178,786      7,880,959    4,311,648
   Received from dividends reinvested ......     1,624,608        423,681        542,566         28,120        250,643       23,897
   Paid for shares redeemed ................    (1,969,700)      (632,303)    (1,490,446)      (584,139)    (1,804,832)    (157,266)
                                              ------------   ------------   ------------   ------------   ------------  -----------
     Increase in net assets derived
       from capital share transactions .....    16,269,031     10,736,388     18,520,947     10,622,767      6,326,770    4,178,279
                                              ------------   ------------   ------------   ------------   ------------  -----------

         Increase in assets ................    18,960,960     12,565,668     22,425,678     12,781,556      6,869,158    4,420,595
                                              ------------   ------------   ------------   ------------   ------------  -----------

Net Assets:
   Beginning of period .....................    19,320,283      6,754,615     16,038,031      3,256,475      4,420,595            0
                                              ------------   ------------   ------------   ------------   ------------  -----------

   End of period (a) .......................  $ 38,281,243   $ 19,320,283   $ 38,463,709   $ 16,038,031   $ 11,289,753  $ 4,420,595
                                              ============   ============   ============   ============   ============  ===========

     Includes undistributed net
(a)  investment income (loss) of ...........  $    295,609   $    143,627   ($   151,428)  ($    23,110)  $     92,072  $    44,416
                                              ============   ============   ============   ============   ============  ===========

   (b) Commenced operations March 31, 1995.

                                                      PORTFOLIO
                                              --------------------------
                                                AGGRESSIVE GROWTH (b)
                                              YEAR ENDED      YEAR ENDED
                                               12-31-96        12-31-95
                                              --------------------------
From operations:
   Net investment income (loss) ............  $  1,259,285   $   295,848
   Realized gain (loss) on investments and
     foreign currency related transactions .    (1,358,319)      (39,900)
   Unrealized gain (loss) on investments and
     foreign currency related transactions ..      377,912       168,107
                                              ------------   -----------
       Net increase in assets
         from operations ...................       278,878       424,055
                                              ------------   -----------

Dividends and distributions to
   shareholders:
     Dividends declared ....................    (1,271,325)     (137,288)
     Capital gains distribution ............             0             0
                                              ------------   -----------
       Total dividends and distributions ...    (1,271,325)     (137,288)
                                              ------------   -----------

From Capital Share Transactions (note 5):
   Received from shares sold ...............     8,883,382     3,709,801
   Received from dividends reinvested ......     1,271,325       137,288
   Paid for shares redeemed ................    (1,158,142)     (128,395)
                                              ------------   -----------
     Increase in net assets derived
       from capital share transactions .....     8,996,565     3,718,694
                                              ------------   -----------

         Increase in assets ................     8,004,118     4,005,461
                                              ------------   -----------

Net Assets:
   Beginning of period .....................     4,005,461             0
                                              ------------   -----------

   End of period (a) .......................  $ 12,009,579   $ 4,005,461
                                              ============   ===========

     Includes undistributed net
(a)  investment income (loss) of ...........  $    172,523   $   165,966
                                              ============   ===========

   (b) Commenced operations March 31, 1995.


   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.                                       December 31, 1996
SCHEDULE OF INVESTMENTS                                         EQUITY PORTFOLIO

                                                       MARKET
   SHARES                  COMMON STOCK                VALUE
-----------------------------------------------------------------
                 AEROSPACE (3.5%)
       44,500    Allied Signal, Inc.                 $ 2,981,500
       64,000    Raytheon Co.                          3,080,000
       31,350    Rockwell International Corp.          1,908,431
        1,316    Boeing Co.                              139,990
                                                  ---------------
                                                       8,109,921
                                                  ---------------
                 AUTOMOTIVE AND RELATED (3.0%)
       22,500    Arvin Industries, Inc.                  556,875
       31,000    Chrysler Corp.                        1,023,000
       47,000  * Custom Chrome, Inc.                     945,875
       39,184    Ford Motor Co.                        1,248,990
       20,000    Magna International, Inc.             1,115,000
       43,000    Modine Manufacturing Co.              1,150,250
       47,000    Walbro Corp.                            857,750
                                                  ---------------
                                                       6,897,740
                                                  ---------------
                 BANKING (3.9%)
       15,000    Boatmen's Bancshares, Inc.              967,500
       25,200    Charter One Financial Inc.            1,058,400
       21,000    First Union Corp.                     1,554,000
       70,000    Hanson Trust, PLC                       472,500
       35,000    Long Island Bancorp, Inc.             1,225,000
       22,500    Mellon Bank Corp.                     1,597,500
       37,000  * Olympic Financial Ltd                   531,875
       40,000    SEI Corp.                               890,000
       20,500    Susquehanna Bancshares Inc.             709,813
                                                  ---------------
                                                       9,006,588
                                                  ---------------
                 BUSINESS SERVICES (9.0%)
       64,000  * Alternative Resources Inc.            1,112,000
       34,500  * Banctec, Inc.                           711,563
       70,000    BMC Industries Inc. - Minn.           2,205,000
       30,000  * Computer Sciences Corp.               2,463,750
       89,000    First Data Corp.                      3,248,500
       12,500    Fisher Scientific International         589,063
       33,000  * ITT Corp.                             1,431,375
       50,000    Manpower Inc.                         1,625,000
       76,000    Reynolds & Reynolds CL A              1,976,000
       35,000    Standard Register Co.                 1,137,500
       30,000  * Symbol Technologies, Inc.             1,327,500
       50,000  * Verifone, Inc.                        1,475,000
       23,000    Wackenhut Corp. Class B                 350,750
       45,000  * Zebra Technology Corp.                1,051,875
                                                  ---------------
                                                      20,704,875
                                                  ---------------
                 CHEMICALS (4.0%)
       17,500    E I DuPont De Nemours & Co.           1,651,563
       96,000    Engelhard Corp.                       1,836,000
       28,000    Lubrizol Corp.                          868,000
        5,000  * Millenium Chemicals                      88,750
       85,000    Monsanto Co.                          3,304,375
       60,000    OM Group, Inc.                        1,620,000
                                                  ---------------
                                                       9,368,688
                                                  ---------------
                 COMMUNICATIONS (3.5%)
       49,000  * Atlantic Tele-Network Inc.              747,250
       82,500  * Andrew Corp.                          4,377,656
       12,500  * Granite Broadcasting, Corp.             132,813
       27,500  * Mastec Inc.                           1,457,500
       15,000  * U.S. Robotics                         1,080,000
                                                  ---------------
                                                       7,795,219
                                                  ---------------
                 COMPUTER AND RELATED (10.8%)
       60,000  * Cisco Systems, Inc.                 $ 3,817,500
       65,000  * Continental Circuits Corp.              698,750
       58,000    Hewlett-Packard Co.                   2,914,500
       50,000  * Informix Corp.                        1,018,750
       32,000    Intel Corp.                           4,190,000
       90,000    MacNeal-Schwendler Corp.                708,750
       20,000  * Microsoft Corp.                       1,652,500
       40,000    Motorola, Inc.                        2,455,000
       47,058  * Seagate Technology                    1,858,791
       22,871  * Solectron Corp.                       1,220,740
       80,000  * Sun Microsystems, Inc.                2,055,000
       40,000    Texas Instruments, Inc.               2,550,000
                                                  ---------------
                                                      25,140,281
                                                  ---------------
                 CONTAINERS (0.9%)
       90,000  * Owens-Illinois, Inc.                  2,047,500
                                                  ---------------
                 ELECTRICAL EQUIPMENT (5.6%)
       45,000  * Analog Devices, Inc.                  1,524,375
       60,000  * Anixter Intl. Inc.                      967,500
       29,400    Eaton Corp.                           2,050,650
       40,000    General Electric Co.                  3,955,000
       40,000    Varian Associates, Inc.               2,035,000
       55,000    Westinghouse Electric                 1,093,125
       25,000    Xerox Corp.                           1,315,625
                                                  ---------------
                                                      12,941,275
                                                  ---------------
                 ENTERTAINMENT AND LEISURE (0.6%)
       37,500    Cedar Fair                            1,387,500
                                                  ---------------

                 FOOD AND RELATED (1.4%)
       84,000  * Buffets, Inc.                           766,500
       25,500    H.J. Heinz Co.                          911,625
       22,500    Panamerican Beverages, Inc.           1,054,688
       33,000    Smart & Final, Inc.                     713,625
                                                  ---------------
                                                       3,446,438
                                                  ---------------
                 FORESTRY AND PAPER PRODUCTS (0.7%)
       68,000    Sonoco Products                       1,759,500
                                                  ---------------
                 HOUSEHOLD PRODUCTS (0.3%)
       38,000  * Guest Supply Inc.                       669,750
                                                  ---------------
                 HOUSING, FURNITURE & RELATED (1.9%)
      136,000    Clayton Homes, Inc.                   1,836,000
       64,000    Newell Co.                            2,016,000
       50,000    Shaw Industries, Inc.                   587,500
                                                  ---------------
                                                       4,439,500
                                                  ---------------
                 INDUSTRIAL SERVICES (4.2%)
       38,000  * Canisco Resources Inc.                  152,000
       31,500    Federal Signal Corp.                    815,063
       22,500    Fluor Corp.                           1,411,875
       40,000    Kysor Industrial Corp.                1,305,000
       20,500  * Medar Inc.                              115,313
       35,300    Minerals Technologies, Inc.           1,447,300
       50,000    Regal Beloit                            981,250
       32,000    Stewart & Stevenson Services            932,000
       50,000    WMX Technologies, Inc.                1,631,250
       20,000    York International, Corp.             1,117,500
                                                  ---------------
                                                       9,908,550
                                                  ---------------
                                                      (continued)

OHIO NATIONAL FUND, INC.                                       December 31, 1996
SCHEDULE OF INVESTMENTS                             EQUITY PORTFOLIO (CONTINUED)

                                                      MARKET
   SHARES                  COMMON STOCK                VALUE
-----------------------------------------------------------------
                 INSURANCE SERVICES (6.0%)
       28,125    American International Group        $ 3,044,531
       36,000    Chubb Corp.                           1,935,000
       35,831    Cincinnati Financial Corp.            2,324,536
       40,000    Equitable Cos., Inc.                    985,000
       34,500    Providian Corp.                       1,772,438
       26,500    St. Paul Cos.                         1,553,563
                                                   --------------
                                                      11,615,067
                                                   --------------
                 MACHINERY (1.9%)
        4,400  * Bridgeport Machines Inc.                 49,500
       24,000    Caterpillar, Inc.                     1,806,000
       30,000    Deere & Company                       1,218,750
       53,500    Hardinge Inc.                         1,424,438
                                                   --------------
                                                       4,498,688
                                                   --------------
                 MEDICAL AND RELATED (5.7%)
       32,000    Abbott Laboratories                   1,624,000
       36,000    Allergan, Inc.                        1,282,500
        7,500    Allegiance Corp.                        207,188
       37,500    Baxter International                  1,537,500
       41,500  * Cephalon Inc.                           850,750
       66,000    Columbia HCA Healthcare Corp.         2,689,500
       39,000  * Foundation Health Corp.               1,238,250
       27,000    Guidant Corp.                         1,539,000
       30,000  * Humana Inc.                             573,750
       13,500    National Healthcare-LP                  588,938
       40,875  * Quorum Health Group Inc.              1,216,031
                                                   --------------
                                                      13,347,406
                                                   --------------
                 METALS AND MINING (1.1%)
       16,000    Phelps Dodge Corp.                    1,080,000
       43,800  * Wolverine Tube, Inc.                  1,543,950
                                                   --------------
                                                       2,623,950
                                                   --------------
                 METAL FABRICATING (0%)
        7,000    Amcast Industrial Corp.                 173,250
                                                   --------------
                 OIL, ENERGY AND NATURAL GAS (8.0%)
       40,000    Ashland, Inc.                         1,755,000
       29,000  * Belco Oil & Gas                         793,875
       65,500    Camco International, Inc.             3,021,188
       27,000    Chevron Corp.                         1,755,000
       13,000    Coastal Corp.                           635,375
       57,500  * Enserch Exploration Inc.                675,625
       75,000  * Louis Dreyfus Natural Gas             1,284,375
       38,000    National Propane Partners               745,750
       35,000  * Offshore Logistics Inc.                 678,125
       20,000    Schlumberger, Ltd.                    1,997,500
       17,850  * Ultramar Diamond Shamrock               564,506
       45,000    Union Texas Petroleum                 1,006,875
       90,000    Westcoast Energy, Inc.                1,507,500
       51,000    Williams Cos. Inc.                    1,912,500
       15,200    Wiser Oil                               300,200
                                                   --------------
                                                      18,633,394
                                                   --------------
                RETAIL (1.2%)
      35,000    Family Dollar Stores                  $  713,125
      50,000  * Globe Business Resources                 512,500
      35,000  * Ridgeview Inc.                           258,125
      23,000    Stanhome, Inc.                           609,500
      25,000    Warnaco Group                            740,625
                                                 ----------------
                                                       2,833,875
                                                 ----------------
                REAL ESTATE AND LEASING (2.2%)
      62,000    Commercial Net Lease Realty           $  984,250
      37,500    First Industrial Reality Trust         1,139,063
      46,000    Healthcare Realty Trust                1,219,000
      25,000    Liberty Property Trust                   643,750
      29,500    National Health Investors, Inc.        1,117,313
                                                 ----------------
                                                       5,103,375
                                                 ----------------
                TEXTILES AND RELATED (0.5%)
      25,000    Oxford Industries, Inc.                  600,000
      25,000    Singer Co. NV                            559,375
                                                 ----------------
                                                       1,159,375
                                                 ----------------
                TRANSPORTATION AND EQUIPMENT (4.3%)
      41,382    Burlington Northern, Inc.              3,574,370
      15,000  * Consolidated Freightways Corp            133,125
      30,000    Consolidated Freightways Inc.            667,500
      40,000    Greenbrier Companies, Inc.               415,000
      33,750    Illinois Central Corp.                 1,080,000
      25,000    Norfolk Southern Corp.                 2,187,500
      56,800    Trinity Industries                     2,130,000
                                                 ----------------
                                                      10,187,495
                                                 ----------------
                UTILITIES (1.0%)
      21,500    Entergy Corp.                            596,625
      27,500    FPL Group, Inc.                        1,265,000
      20,500    Montana Power Co.                        438,188
                                                 ----------------
                                                       2,299,813
                                                 ----------------
                TOTAL COMMON STOCKS (84.2%)
                (COST  $116,609,563)                $196,099,010
                                                 ----------------

                                                     MARKET
   SHARES               PREFERRED STOCK               VALUE
-----------------------------------------------------------------
                BANKING (0.1%)
      11,000    Money Store 6.5%                     $   301,125
                                                 ----------------
                COMPUTER & RELATED (0.3%)
      24,000    General Datacommunications               603,000
                                                 ----------------
                OIL AND GAS (0.7%)
      13,000    Ashland Oil, cum., conv.                 892,125
      15,000    Howell Corp., $3.50 Series A             765,000
                                                 ----------------
                                                       1,657,125
                                                 ----------------
                METALS AND MINING (0.7%)
      50,000    Freeport McMoRan Copper & Gold,
                   Series B                            1,600,000
                                                 ----------------
                REAL ESTATE (0.2%)
      20,000    Oasis Residential Inc. Series A
                   cum., conv.                           517,500
                                                 ----------------
                TOTAL PREFERRED STOCK (2.0%)
                (COST  $4,733,590)                   $ 4,678,750
                                                 ----------------
                                                     (continued)

OHIO NATIONAL FUND, INC.                                       December 31, 1996
SCHEDULE OF INVESTMENTS                             EQUITY PORTFOLIO (CONTINUED)

    FACE                                              MARKET
   AMOUNT             CONVERTIBLE DEBENTURES           VALUE
-----------------------------------------------------------------
                 ELECTRICAL EQUIPMENT (0.3%)
     $700,000    Richey Electric, 7.000%
                    conv. debentures, due 03-01-06    $  699,125
                                                   --------------
                 METAL FABRICATING (0.4%)
      900,000    INCO, Ltd., 7.750% conv.
                    subordinated debentures,
                    due 03-15-16                         947,250
                                                   --------------
                 OIL, ENERGY AND NATURAL GAS (0.3%)
      800,000    Offshore Log, 6.000%
                    debentures due 12-15-06              831,000
                                                   --------------
                 TOTAL CONVERTIBLE (1.0%)             $2,477,375
                    (COST $2,418,125)              --------------

    FACE                                             MARKET
   AMOUNT               SHORT-TERM NOTES              VALUE
-----------------------------------------------------------------
                FINANCE (10.7%)
  $3,600,000    American Express Credit Corp.
                   5.350%  01-03-97                 $  3,598,930
   2,625,000    Associates Corp. of America
                   5.700%  01-10-97                    2,621,259
   3,064,000    General Motors Accept. Corp.
                   5.340%  01-06-97                    3,061,621
   5,340,000    Household Finance
                   5.600%  01-07-97                    5,335,016
   3,845,000    Heller Financial Inc.
                   5.450%  01-02-97                    3,844,413
   6,565,000    Prudential Funding Corp.
                   5.800%  01-09-97                    6,556,538
                                                 ----------------
                                                      25,017,778
                                                 ----------------
                RETAIL (1.7%)
   3,879,000    Sears, Roebuck Acceptance Corp.
                   5.780%  01-08-97                    3,874,640
                                                 ----------------

                TOTAL SHORT-TERM NOTES (12.4%)
                   (COST  $28,892,418)              $ 28,892,418
                                                 ----------------

                TOTAL HOLDINGS
                   (COST  $152,653,696)(a)          $232,147,553
                                                 ================


*Non-income producing securities.
(a) Also represents cost for Federal income tax purposes.


   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.                                       December 31, 1996
SCHEDULE OF INVESTMENTS                                   MONEY MARKET PORTFOLIO

    FACE                                              MARKET
   AMOUNT                SHORT-TERM NOTES              VALUE
-----------------------------------------------------------------
                 AUTOMOTIVE AND RELATED (11.1%)
   $1,000,000    Budget Funding Corp.
                    5.320%  01-10-97                 $   998,670
      200,000    Ford Motor Credit Corp.
                    5.400%  01-02-97                     199,970
      595,000    Ford Motor Credit Corp.
                    5.600%  01-02-97                     594,907
      675,000    General Motors Acceptance Corp.
                    5.420%  01-28-97                     672,256
      382,000    General Motors Acceptance Corp.
                    5.390%  01-27-97                     380,512
                                                   --------------
                                                       2,846,316
                                                   --------------
                 BANKING (4.1%)
      360,000    Merrill Lynch
                    5.430%  01-13-97                     359,348
      689,000    Merrill Lynch
                    5.350%  02-19-97                     683,983
                                                   --------------
                                                       1,043,331
                                                   --------------
                 COMPUTER AND RELATED  (3.3%)
      325,000    IBM Credit Corp.
                    5.320%  01-09-97                     324,616

      521,000    IBM CREDIT CORP.
                    5.380% 01-23-97                      519,287
                                                   --------------
                                                         843,903
                                                   --------------
                 CONSUMER DURABLES (2.4%)
      622,000    Harley-Davidson
                    5.400%  01-31-97                     619,201
                                                   --------------
                 ELECTRICAL EQUIPMENT (2.9%)
      740,000    G.E. Capital Corp.
                    5.320%  01-22-97                     737,704
                                                   --------------
                 FINANCE (17.1%)
      406,000    American Express Credit
                    5.330%  01-14-97                     405,219
      284,000    American Express Credit
                    5.325%  01-09-97                     283,664
      491,000    American General Finance
                    5.530%  01-08-97                     490,472
      145,000    American General Finance
                    5.400%  01-08-97                     144,848
      891,000    Associates Corp.
                    5.450%  02-10-97                     885,605
      664,000    Beneficial Corp.
                    5.500%  01-21-97                     661,971
    1,000,000    Heller Financial Inc.
                    5.480%  02-12-97                     993,607
      511,000    Household Finance Corp.
                    5.310%  01-13-97                     510,096
                                                   --------------
                                                       4,375,480
                                                   --------------
                 INDUSTRIAL (12.8%)
   $1,000,000    Fluor Corp.
                    5.580%  01-29-97                 $   995,660
      262,000    John Deere Capital Corp.
                    5.480%  01-17-97                     261,362
    1,030,000    Duponte  Nemours
                    5.280%  01-07-97                   1,029,094
      985,000    NEC Industries
                    5.510%  01-06-97                     984,246
                                                   --------------
                                                       3,270,362
                                                   --------------
                 INSURANCE (14.1%)
      962,000    Aetna Services
                    5.570%  01-15-97                     959,916
    1,000,000    Jefferson-Pilot
                    5.450%  01-07-97                     999,092
      530,000    Prudential Funding Inc.
                    5.380%  01-10-97                     529,287
      530,000    Prudential Funding Inc.
                    5.420%  01-29-97                     527,766
      587,000    Reliastar
                    5.420%  01-21-97                     585,232
                                                   --------------
                                                       3,601,293
                                                   --------------
                 MACHINERY (3.9%)
    1,000,000    Echlin
                    5.370%  01-16-97                     997,763
                                                   --------------
                 RECEIVABLES (11.7%)
    1,000,000    Alamo Funding
                    5.420%  01-24-97                     996,537
    1,000,000    Dynamic Funding
                    5.500%  01-17-97                     997,556
    1,000,000    Madison Funding Corp.
                    5.450%  01-14-97                     998,032
                                                   --------------
                                                       2,992,125
                                                   --------------
                 RETAIL (6.0%)
      478,000    Sears Roebuck Acceptance Corp.
                    5.350%  01-23-97                     476,437
      727,000    Southland
                    5.320%  01-15-97                     725,496
      340,000    Southland
                    5.380%  01-23-97                     338,882
                                                   --------------
                                                       1,540,815
                                                   --------------
                 UTILITIES (4.2%)
    1,089,000    Madison Gas
                    5.540%  01-27-97                   1,084,643
                                                   --------------
                 TOTAL HOLDINGS
                    (COST  $23,952,935)(a)           $23,952,935
                                                   ==============


(a) Also represents cost for Federal income tax purposes.



   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.                                       December 31, 1996
SCHEDULE OF INVESTMENTS                                           BOND PORTFOLIO

    FACE                                               MARKET
   AMOUNT             LONG-TERM BONDS & NOTES           VALUE
------------------------------------------------------------------
                 GOVERNMENT (12.2%)
     $250,000    U.S. Treasury Note
                    6.375%  08-15-02                   $  251,748
      500,000    U.S. Treasury Note
                    7.375%  11-15-97                      507,295
      500,000    U.S. Treasury Note
                    5.625%  02-15-06                      472,855
      500,000    U.S. Treasury Note
                    7.875%  11-15-99                      523,915
      745,000    U.S. Treasury Note
                    7.750%  02-15-01                      787,242
                                                    --------------
                                                        2,543,054
                                                    --------------
                 AUTOMOTIVE AND RELATED (3.0%)
      100,000    Arvin Industries
                    10.000%  08-01-00                     107,500
      500,000    GMAC
                    8.400%  10-15-99                      525,625
                                                    --------------
                                                          633,125
                                                    --------------
                 COMMUNICATIONS (1.2%)
      250,000    Tele-communications, Inc.
                    8.250%  01-15-03                      252,813
                                                    --------------
                 COMPUTER AND RELATED (2.3%)
      300,000    Apple Computer Inc.
                    6.500%  02-15-04                      263,250
      200,000    Comdisco, Inc.
                    7.750%  09-01-99                      206,000
                                                    --------------
                                                          469,250
                                                    --------------
                 CONSUMER GOODS (2.5%)
      200,000    RJR Nabisco Inc.
                    8.750%  04-15-04                      201,250
      300,000    RJR Nabisco Inc.
                    8.625%  12-01-02                      308,625
                                                    --------------
                                                          509,875
                                                    --------------
                 ELECTRICAL EQUIPMENT (9.3%)
    1,000,000    Anixter Intl
                    8.000%  09-15-03                    1,018,750
      500,000    Pioneer
                    8.500%  08-01-06                      508,750
      400,000    Tektronix Inc.
                    7.500%  08-01-03                      405,500
                                                    --------------
                                                        1,933,000
                                                    --------------
                 FINANCE (1.2%)
      250,000    Aristar Inc.
                    5.750%  07-15-98                      248,750
                                                    --------------
                 FOOD AND RELATED (2.3%)
      500,000    Wendy's Inc.
                    6.350%  12-15-05                      478,750
                                                    --------------
                 FORESTRY AND PAPER PRODUCTS (4.1%)
      300,000    Boise Cascade Co.
                    9.850%  06-15-02                      337,875
      250,000    Champion International
                    7.700%  12-15-99                      258,438
      250,000    ITT Rayonier Inc.
                    7.500%  10-15-02                      257,813
                                                    --------------
                                                          854,125
                                                    --------------
                 HOTEL/LODGING (1.5%)
     $300,000    Marriott International
                    7.780%  04-15-05                   $  311,250
                                                    --------------
                 GOVERNMENT (FOREIGN) (2.3%)
      200,000    British Columbia
                    7.000%  01-15-03                      204,250
      250,000    Province of Quebec
                    8.625%  01-19-05                      274,688
                                                    --------------
                                                          478,938
                                                    --------------
                 HOUSING, FURNITURE AND RELATED (0.8%)
      140,000    Armstrong World
                    9.750%  04-15-08                      166,425
                                                    --------------
                 INSURANCE (3.2%)
      250,000    Continental Corp.
                    7.250%  03-01-03                      254,375
      400,000    Transamerica Finance Corp.
                    7.500%  03-15-04                      412,000
                                                    --------------
                                                          666,375
                                                    --------------
                 MEDICAL AND RELATED (2.6%)
      250,000    Bergen Brunswig
                    7.375%  01-15-03                      256,875
      300,000    Cardinal Health Inc.
                    6.500%  02-15-04                      293,250
                                                    --------------
                                                          550,125
                                                    --------------
                 METALS AND MINING (2.3%)
      500,000    Cyprus Minerals
                    6.625%  10-15-05                      480,000
                                                    --------------
                 OIL, ENERGY AND NATURAL GAS (11.5%)
      200,000    Atlantic Richfield
                    8.550%  03-01-12                      224,500
      100,000    DeKalb Energy
                    9.875%  07-15-00                      101,000
      400,000    Dresser Industries, Inc.
                    6.250%  06-01-00                      397,500
      125,000    Marathon Oil
                    7.000%  06-01-02                      125,313
      488,450    Mobile Energy Services Co.
                    8.665%  01-01-17                      498,490
      400,000    PDV America, Inc.
                    7.875%  08-01-03                      391,000
      140,000    Shell Oil Co.
                    6.950%  12-15-98                      142,450
      500,000    System Energy
                    7.800%  08-01-00                      505,000
                                                    --------------
                                                        2,385,252
                                                    --------------
                 REAL ESTATE (7.1%)
      300,000    Avalon Properties Inc.
                    7.375%  09-15-02                      300,375
      900,000    Colonial Realty
                    8.050%  07-15-06                      921,375
      250,000    Sun Communities
                    7.625%  05-01-03                      253,750
                                                    --------------
                                                        1,475,500
                                                    --------------

                                                      (continued)

OHIO NATIONAL FUND, INC.                                       December 31, 1996
SCHEDULE OF INVESTMENTS                               BOND PORTFOLIO (CONTINUED)

    FACE                                               MARKET
   AMOUNT             LONG-TERM BONDS & NOTES           VALUE
------------------------------------------------------------------
                 TRANSPORTATION (5.4%)
     $250,000    American President Cos., Ltd.
                    7.125%  11-15-03                   $  247,500
      350,000    Illinois Central Gulf Railroad
                    6.750%  05-15-03                      346,938
      500,000    Northwest Airlines
                    8.070%  01-02-15                      521,328
                                                    --------------
                                                        1,115,766
                                                    --------------
                 UTILITIES (15.6%)
      200,000    Cleveland Electric Illum.
                    7.625%  08-01-02                      195,000
      500,000    Great Lakes Power Inc.
                    8.900%  12-01-99                      529,375
      250,000    Kansas Gas & Electric
                    8.290%  03-29-16                      258,750
      550,000    Mississippi Power & Light
                    8.800%  04-01-05                      561,688
      200,000    Old Dominion Electric Co-op
                    8.760%  12-01-22                      221,250
      200,000    Sprint Corp.
                    8.125%  07-15-02                      213,000
      700,000    Texas Utilities Electric Co.
                    7.480%  01-01-17                      683,375
      200,000    Toledo Edison Co.
                    7.875%  08-01-04                      197,750
      375,000    New Orleans Public Service Co.
                    8.670%  04-01-05                      382,031
                                                    --------------
                                                        3,242,219
                                                    --------------
                 MISCELLANEOUS (3.3%)
      700,000    ITT Destinations Inc.
                    6.750%  11-15-05                      680,750
                                                    --------------
                 TOTAL LONG-TERM BONDS & NOTES (93.7%)
                    (COST  $19,161,756)              $ 19,475,341
                                                    --------------

                                                       MARKET
  SHARES                 PREFERRED STOCK                VALUE
------------------------------------------------------------------
                 UTILITIES (2.3%)
       12,000      GTE Delaware, 8.750%, Series B        $316,500
        6,500      Phillips Gas Co., 9.320% Series A      170,625
                                                    --------------
                                                          487,125
                                                    --------------
                 TOTAL PREFERRED STOCKS (2.3%)
                    (COST  $462,500)                     $487,125
                                                    --------------

                                                       MARKET
  SHARES                     WARRANTS                   VALUE
-----------------------------------------------------------------
                 DIVERSIFIED
          500    * Plastic Specialties & Tech Inc.           $500
                                                    --------------

                 TOTAL WARRANTS (0.0%)                       $500
                    (COST $0)                       --------------

   FACE                                                MARKET
  AMOUNT                 SHORT-TERM NOTES               VALUE
-----------------------------------------------------------------
                 FINANCE (1.7%)
     $350,000    Household
                    6.150%   01-06-97                 $   349,701
                                                    --------------

                 TOTAL SHORT-TERM NOTES (1.7%)
                    (COST  $349,702)                  $   349,701
                                                    --------------

                 TOTAL HOLDINGS
                    (COST  $19,973,958)(a)            $20,312,667
                                                    ==============


*Non-income producing securities.
(a) Also represents cost for Federal income tax purposes.


   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.                                       December 31, 1996
SCHEDULE OF INVESTMENTS                                           OMNI PORTFOLIO

    FACE                                                MARKET
   AMOUNT             LONG-TERM BONDS & NOTES            VALUE
--------------------------------------------------------------------
                 GOVERNMENT (2.4%)
   $  775,000    U.S. Treasury Note
                    6.375%  07-15-99                   $    782,432
      500,000    U.S. Treasury Note
                    7.875%  11-15-99                        523,915
    2,005,000    U.S. Treasury Note
                    7.750%  02-15-01                      2,118,684
                                                    ----------------
                                                          3,425,031
                                                    ----------------
                 AVIATION (0.3%)
      500,000    AAR Corp.
                    7.250%  10-15-03                        478,125
                                                    ----------------
                 COMPUTERS AND RELATED (0.4%)
      700,000    Apple Computer, Inc.
                    6.500%  02-15-04                        614,250
                                                    ----------------
                 CONSUMER GOODS (0.8%)
      700,000    Kroger Co.
                    9.750%  02-15-04                        740,250
      400,000    RJR Nabisco, Inc.
                    8.750%  04-15-04                        402,500
                                                    ----------------
                                                          1,142,750
                                                    ----------------
                 FINANCE (1.0%)
    1,000,000    Green Tree Financial Corp.
                    8.700%  06-15-25                      1,000,000
      400,000    Citfed Bankcorp Inc.
                    8.250%  09-01-03                        388,500
                                                    ----------------
                                                          1,388,500
                                                    ----------------
                 FORESTRY AND PAPER PRODUCTS (1.1%)
      700,000    Boise Cascade Co.
                    9.850%  06-15-02                        788,375
      500,000    Champion International
                    9.875%  06-01-00                        549,375
      250,000    ITT Rayonier, Inc.
                    7.500%  10-15-02                        257,813
                                                    ----------------
                                                          1,595,563
                                                    ----------------
                 HOUSING, FURNITURE AND RELATED (0.2%)
      250,000    Armstrong World
                    9.750%  04-15-08                        297,188
                                                    ----------------
                 INDUSTRIAL SERVICES (0.3%)
      350,000    Robins & Myers
                    6.500%  09/01/03                        395,938
                                                    ----------------
                 INSURANCE (0.8%)
      500,000    Continental Corp.
                    7.250%  03-01-03                        508,750
      600,000    Transamerica Finance Corp.
                    7.500%  03-15-04                        618,000
                                                    ----------------
                                                          1,126,750
                                                    ----------------
                 MEDICAL AND RELATED (0.4%)
      500,000    Bergen Brunswig
                    7.375%  01-15-03                        513,750
                                                    ----------------
                 METALS AND MINING (0.3%)
     $500,000    Cyprus Minerals
                    6.625%  10-15-05                   $    480,000
                                                    ----------------
                 OIL, ENERGY AND NATURAL GAS (1.5%)
      400,000    Dekalb Energy
                    9.875%  07-15-00                        404,000
      350,000    Dresser Industries, Inc.
                    6.250%  06-01-00                        347,813
      375,000    Marathon Oil
                    7.00%  06-01-02                         375,938
      600,000    PDV America, Inc.
                    7.875%  08-01-03                        586,500
      500,000    Union Texas Petroleum
                    8.250%  11-15-99                        516,250
                                                    ----------------
                                                          2,230,500
                                                    ----------------
                 TRANSPORTATION (0.6%)
      500,000    American President Cos., Ltd.
                    7.125%  11-15-03                        495,000
      400,000    Illinois Central Gulf Railroad
                    6.750%  05-15-03                        396,500
                                                    ----------------
                                                            891,500
                                                    ----------------
                 UTILITIES (2.2%)
      400,000    Cleveland Electric Illum.
                    7.625%  08-01-02                        390,000
    1,000,000    Great Lakes Power
                    9.000%  08-01-04                      1,076,250
      500,000    Mississippi Power & Light
                    8.800%  04-01-05                        510,625
      400,000    Old Dominion Elec. Co.
                    8.760%  12-01-22                        442,500
      300,000    Sprint Corp.
                    8.125%  07-15-02                        319,500
      500,000    Texas New Mexico Power Co.
                    9.250%  09-15-00                        531,875
                                                    ----------------
                                                          3,270,750
                                                    ----------------
                 TOTAL LONG-TERM BONDS & NOTES (12.3%)
                    (COST  $17,440,483)                 $17,850,593
                                                    ----------------

   FACE                                                 MARKET
  AMOUNT                 SHORT-TERM NOTES                VALUE
-------------------------------------------------------------------
                 AUTOMOTIVE AND RELATED (3.1%)
   $2,070,000    General Motors Acceptance Corp.
                    5.340%  01-06-97                    $ 2,068,393
    2,410,000    Ford Motor
                    5.600%  01-02-97                      2,409,617
                                                    ----------------
                                                          4,478,010
                                                    ----------------
                 RETAIL (1.0%)
    1,395,000    Sears Roebuck Acceptance Corp.
                    5.780%  01-08-97                      1,393,432
                                                    ----------------

                                                         (continued)

OHIO NATIONAL FUND, INC.                                       December 31, 1996
SCHEDULE OF INVESTMENTS                               OMNI PORTFOLIO (CONTINUED)

    FACE                                                MARKET
   AMOUNT                 SHORT-TERM NOTES               VALUE
--------------------------------------------------------------------
                 FINANCE (15.2%)
   $5,310,000    American Express Credit Corp.
                    5.350%  01-03-97                   $  5,308,422
    5,320,000    Associates Corp.
                    5.700%  01-10-97                      5,312,419
    5,485,000    Household Finance
                    5.600%  01-07-97                      5,479,881
    2,965,000    Heller Finance
                    5.450%  01-02-97                      2,964,547
    3,100,000    Prudential Funding Corp.
                    5.800%  01-09-97                      3,096,004
                                                    ----------------
                                                         22,161,273
                                                    ----------------
                 TOTAL SHORT-TERM NOTES (19.3%)
                    (COST  $28,032,715)                $ 28,032,715
                                                    ----------------

                                                        MARKET
       SHARES               COMMON STOCK                 VALUE
--------------------------------------------------------------------
                 AEROSPACE (2.5%)
       22,000    Allied Signal, Inc.                    $ 1,474,000
          728    Boeing Co.                                  77,441
       21,600    Raytheon Co.                             1,039,500
       17,350    Rockwell International Corp.             1,056,181
                                                    ----------------
                                                          3,647,122
                                                    ----------------
                 AUTOMOTIVE AND RELATED (3.2%)
        7,500    Arvin Industries, Inc.                     185,625
       11,700    Chrysler Corp.                             386,100
       25,500  * Custom Chrome, Inc.                        513,188
        8,000    Eaton Corp.                                558,000
       58,777    Ford Motor Co.                           1,873,517
       10,000    Magna International, Inc.                  557,500
       34,000    Walbro Corp.                               620,500
                                                    ----------------
                                                          4,694,429
                                                    ----------------
                 BANKING (3.5%)
       10,000    Boatmen's Bancshares, Inc.                 645,000
       13,650    Charter One Financial, Inc.                573,300
       35,000    First Colorado Bancorp                     595,000
       10,000    First Union Corp.                          740,000
       14,332    Franklin National Bank                     168,401
       45,000    Hanson Trust, Plc                          303,750
       17,500    Long Island Bancorp, Inc.                  612,500
       11,250    Mellon Bank Corp.                          798,750
       16,000  * Olympic Financial Ltd.                     230,000
       12,500    Susquehanna Bancshares, Inc.               432,813
                                                    ----------------
                                                          5,099,514
                                                    ----------------
                 BUSINESS SERVICES (4.5%)
       37,000  * Alternative Resources Co.                  642,875
       30,000    BMC Industries, Inc.-Minn.                 945,000
        6,600  * Computer Sciences Corp.                    542,025
       40,000    First Data Corp.                         1,460,000
       16,000  * ITT Corp.                                  694,000
       30,000    Manpower, Inc.                             975,000
        5,000    Standard Register Co.                      162,500
       22,000  * Verifone, Inc.                             649,000
       22,000  * Zebra Technology Corp.                     514,250
                                                    ----------------
                                                          6,584,650
                                                    ----------------
                 CHEMICALS (1.9%)
        2,500    E I DuPont DeNemours & Co.              $  235,938
       30,000    Learonal Inc.                              690,000
       12,000    Lubrizol Corp.                             372,000
        3,214  * Millenium Chemicals                         57,049
       15,000    Monsanto Co.                               583,125
       33,000    OM Group, Inc.                             891,000
                                                     ---------------
                                                          2,829,111
                                                     ---------------
                 COMPUTER AND RELATED (7.5%)
       30,000  * Cisco Systems, Inc.                      1,908,750
       22,000  * Informix Corp.                             448,250
       30,000    Hewlett-Packard Co.                      1,507,500
       14,000    Intel Corp.                              1,833,125
       55,000    MacNeal-Schwendler Corp.                   433,125
       10,000  * Microsoft Corp.                            826,250
       47,058  * Seagate Technology, Inc.                 1,858,791
       40,000  * Sun Microsystems, Inc.                   1,027,500
       18,000    Texas Instruments, Inc.                  1,147,500
                                                     ---------------
                                                         10,990,791
                                                     ---------------
                 COMMUNICATIONS (2.6%)
       31,000  * Atlantic Tele-Network Inc.                 472,750
       36,000  * Andrew Corp.                             1,910,250
        7,500  * Granite Broadcasting Corp.                  79,688
       15,000  * Mastec, Inc.                               795,000
        8,000  * U.S. Robotics Corp.                        576,000
                                                     ---------------
                                                          3,833,688
                                                     ---------------
                 CONTAINERS (1.1%)
       70,000    Owens-Illinois, Inc.                     1,592,500
                                                     ---------------
                 ELECTRICAL EQUIPMENT (4.3%)
       25,000  * Analog Devices, Inc.                       846,875
       30,000  * Anixter International, Inc.                483,750
       26,116    Federal Signal Corp.                       675,752
       14,000    General Electric Co.                     1,384,250
       13,500    Robbins & Myers                            337,500
       40,000    Westinghouse Electric                      795,000
       18,000    Varian Associates, Inc.                    915,750
       15,000    Xerox Corp.                                789,375
                                                     ---------------
                                                          6,228,252
                                                     ---------------
                 ENTERTAINMENT AND LEISURE (0.8%)
       33,000    Cedar Fair                               1,221,000
                                                     ---------------
                 FOOD AND RELATED (1.3%)
       50,000  * Buffets, Inc.                              456,250
       16,500    H.J. Heinz Co.                             589,875
       11,500    PanAmerican Beverages, Inc.                539,063
       15,000    Smart & Final, Inc.                        324,375
                                                     ---------------
                                                          1,909,563
                                                     ---------------
                 FORESTRY AND PAPER PRODUCTS (0.7%)
       38,000    Sonoco Products Inc.                       983,250
                                                     ---------------
                 HOUSING, FURNITURE & RELATED (1.2%)
       37,024    Clayton Homes                              499,837
       30,000    Haverty Furniture Co.                      341,250
       24,000    Newell Co.                                 756,000
       11,200    Shaw Industries, Inc.                      131,600
                                                     ---------------
                                                          1,728,687
                                                     ---------------

OHIO NATIONAL FUND, INC.                                       December 31, 1996
SCHEDULE OF INVESTMENTS                               OMNI PORTFOLIO (CONTINUED)

                                                        MARKET
       SHARES               COMMON STOCK                 VALUE
--------------------------------------------------------------------
                 INDUSTRIAL SERVICES (1.5%)
       20,000  * Canisco Resources Inc.                  $   80,000
       30,000    Clarcor                                    663,750
        2,000  * Plastic Specialties & TC                     2,000
        1,600    Regal Beloit                                31,400
       28,000    Stewart & Stevenson Services               815,500
       42,500    Versa Technologies                         552,500
                                                    ----------------
                                                          2,145,150
                                                    ----------------
                 INSURANCE (5.0%)
       16,125    American International Group             1,745,531
       30,000    Chubb Corp.                              1,612,500
       24,806    Cincinnati Financial Corp.               1,609,289
       20,000    Equitable Cos., Inc.                       492,500
       20,500    Providian Corporation                    1,053,188
       12,500    St. Paul Cos.                              732,813
                                                    ----------------
                                                          7,245,821
                                                    ----------------
                 MACHINERY (0.9%)
        6,000    Caterpillar, Inc.                          451,500
       33,000    Hardinge Inc.                              878,625
                                                    ----------------
                                                          1,330,125
                                                    ----------------
                 METAL FABRICATING (0.9%)
       27,000    Amcast Industrial Corp.                    668,250
       18,000    Engelhard Corp.                            344,250
        4,000    Phelps Dodge Corp.                         270,000
                                                    ----------------
                                                          1,282,500
                                                    ----------------
                 METALS AND MINING (0.7%)
       20,000    Minerals Technologies, Inc.             $  820,000
        6,200  * Wolverine Tube, Inc.                       218,550
                                                    ----------------
                                                          1,038,550
                                                    ----------------
                 MEDICAL AND RELATED (4.3%)
       28,000    Abbott Laboratories                      1,421,000
       14,000    Allergan, Inc.                             498,750
        5,300    Allegiance Corp.                           146,413
       26,500    Baxter International                     1,086,500
       20,000  * Cephalon                                   410,000
       25,000  * Foundation Health Corp.                    793,750
       19,000    Guidant Corp.                            1,083,000
       18,000  * Humana, Inc.                               344,250
       16,000  * Quorum Health Group Inc.                   476,000
                                                    ----------------
                                                          6,259,663
                                                    ----------------
                 OIL, ENERGY AND NATURAL GAS (7.9%)
       15,000    Ashland, Inc.                              658,125
       15,000  * Belco Oil & Gas                            410,625
       45,500    Camco International, Inc.                2,098,688
       23,000    Chevron Corp.                            1,495,000
        7,000    Coastal Corp.                              342,125
        7,650  * Diamond Shamrock, Inc.                     241,931
       27,000  * Enserch Exploration, Inc.                  317,250
       40,000  * Louis Dreyfus Natural Gas                  685,000
       32,200    National Propane Partners                  631,925
       17,500  * Offshore Logistics Inc.                    339,063
       10,000    Schlumberger, Ltd.                         998,750
       35,000    Union Texas Petroleum Holdings, Inc.       783,125
       11,600    WD-40 Co.                                  591,781
       45,000    Westcoast Energy, Inc.                     753,750
       28,500    Williams Cos. Inc.                       1,068,750
        7,600    Wiser Oil                                  150,100
                                                    ----------------
                                                         11,565,988
                                                    ----------------
                 REAL ESTATE (3.2%)
       70,300    Commercial Net Lease Realty            $ 1,116,013
       30,500    First Industrial Realty Trust              926,438
       45,000    Healthcare Realty Trust                  1,192,500
       17,000    Liberty Property Trust                     437,750
       24,000    National Health Investors,  Inc.           909,000
                                                     ---------------
                                                          4,581,700
                                                     ---------------
                 RETAIL (0.5%)
       12,000    Stanhome, Inc.                             318,000
       13,000    Warnaco Group Class A                      385,125
                                                     ---------------
                                                            703,125
                                                     ---------------
                 TRANSPORTATION AND EQUIPMENT (3.3%)
       24,255    Burlington Northern Santa Fe             2,095,026
       15,000    Consolidated Freightways, Inc.             333,750
        7,500  * Consolidated Freightways Corp.              66,563
       24,000    Greenbrier Companies, Inc.                 249,000
       11,250    Illinois Central Corp.                     360,000
       10,000    Norfolk Southern Corp.                     875,000
       21,000    Trinity Industries                         787,500
                                                     ---------------
                                                          4,766,838
                                                     ---------------
                 UTILITIES (0.7%)
        6,000    Entergy Corp.                              166,500
       15,000    FPL Group, Inc.                            690,000
        7,000    Montana Power Co.                          149,625
                                                     ---------------
                                                          1,006,125
                                                     ---------------
                 TOTAL COMMON STOCKS (64.0%)
                     (COST  $59,810,887)                $93,268,140
                                                     ---------------

                                                       MARKET
     SHARES              PREFERRED STOCK               VALUE
------------------------------------------------------------------
                BANKING (0.2%)
     11,000     Money Store, 6.5%                        $301,125
                                                   ---------------
                COMPUTERS AND RELATED (0.3%)
     16,000     General Datacommunications,
                   9.000% cum., conv.                     402,000
                                                   ---------------
                FOOD & RELATED (0.4%)
     20,000     Conagra Capital LC, 9.350% cum.,
                   conv. Series C                         532,500
                                                   ---------------
                METALS AND MINING (0.6%)
     30,000     Freeport McMoRan Copper & Gold
                    cum., conv.                           960,000
                                                   ---------------
                OIL, ENERGY AND NATURAL GAS (0.7%)
      7,000     Ashland, Inc., cum., conv.                480,375
     10,000     Howell Corp., $3.50 Series A              510,000
                                                   ---------------
                                                          990,375
                                                   ---------------
                REAL ESTATE (0.3%)
     15,000     Oasis Residential , Inc., 9.000%
                   cum., conv. Series A                   388,125
                                                   ---------------

OHIO NATIONAL FUND, INC.                                       December 31, 1996
SCHEDULE OF INVESTMENTS                               OMNI PORTFOLIO (CONTINUED)

                                                        MARKET
       SHARES             PREFERRED STOCK                VALUE
--------------------------------------------------------------------
                 UTILITIES (0.7%)
       20,000    GTE Delaware 8.750%, Series B           $  527,500
       22,000    Phillips Gas Co. 9.320% Series A           577,500
                                                    ----------------
                                                          1,105,000
                                                    ----------------
                 TOTAL PREFERRED STOCKS (3.2%)
                    (COST  $4,603,135)                   $4,679,125
                                                    ----------------

    FACE                                                MARKET
   AMOUNT              CONVERTIBLE DEBENTURES            VALUE
--------------------------------------------------------------------
                 ELECTRICAL EQUIPMENT (0.2%)
     $300,000    Richey Electric, 7.000% conv.
                    debentures, due 03-01-06           $    299,625
                                                    ----------------
                 METAL FABRICATING (0.4%)
      600,000    INCO, Ltd., 7.750% conv. subordinated
                    debentures, due 03-15-16                631,500
                                                    ----------------
                 OIL, ENERGY AND NATURAL GAS (0.5%)
      600,000    Offshore Logistics, Inc., 6.000%
                    conv. debentures, due 12-15-06          623,250
                                                    ----------------
                 TOTAL CONVERTIBLE DEBENTURES (1.1%)
                    (COST $1,518,125)                  $  1,554,375
                                                    ----------------
                 TOTAL HOLDINGS
                    (COST  $111,405,345)(a)            $145,384,948
                                                    ================


                 *  Non-income producing securities.
                 (a) Also represents cost for Federal income tax purposes.


   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.                                       December 31, 1996
SCHEDULE OF INVESTMENTS                                  INTERNATIONAL PORTFOLIO

                                                                  MARKET
    SHARES                 COMMON STOCK                           VALUE
----------------------------------------------------------------------------
                  JAPAN (13.2%)
   125,000        Aida Engineering Limited (19)                   $  789,326
    35,750        Chofu Seisakusho (9)                               671,390
   235,000        Dai-Tokyo Fire Marine Ins. Co. Ltd.(18)          1,245,047
   150,000        Dowa Fire & Marine Ins. Co. Ltd.(18)               576,327
    75,000        Fuji Photo Film Co., Ltd. (9)                    2,468,125
    12,000        Hitachi Ltd. ADR (11)                            1,110,000
   150,000      * Iino Kaiun Kaisha (5)                              529,807
    35,000        Ito-Yokado Co. Ltd. (28)                         1,519,642
   100,000        Koa Fire & Marine Ins. Co., Ltd.(18)               484,149
   165,000        Nichido Fire & Marine Ins. Co., Ltd.(18)           938,146
   135,000        Nisshinbo Industries Inc. (8)                    1,049,018
   100,000        Nittetsu Mining Co., Ltd. (22)                     757,236
    75,000        Shimano Inc. (9)                                 1,272,829
    30,000        Sotoh Co. (31)                                     286,871
   149,000        Shoei Co. (27)                                   1,270,762
    10,000        Toho Co. (20)                                    1,447,278
   135,000        Tokyo Marine & Fire Ins. Co. Ltd.(18)            1,267,660
    15,000        Tsutsumi Jewelry Co. (9)                           370,865
                                                                  ----------
                                                                  18,054,478
                                                                  ----------
                  FRANCE (12.3%)
     2,500        C.E.E. (Continentale d'Equipments
                   Electriques) (10)                                  89,114
    18,000        Compagnie Generale des Eaux (33)                 2,230,058
     6,575        Crometal (5)                                       418,064
    20,000        Elf Aquitaine (12)                               1,820,039
    15,000        Emin Leydier (24)                                1,043,353
    25,000        Eramet (22)                                      1,310,212
     4,300        Eurafrance (34)                                  1,857,534
    10,000        Gaumont SA (20)                                    828,516
     6,396        Groupe NSC (19)                                    680,268
     3,500        La Brosse et DuPont (9)                            269,750
    18,500        Legrand ADP (10)                                 2,046,050
    15,000        Marine Wendel (34)                               1,375,723
    19,999        Michelin 'B' (5)                                 1,079,329
     2,500        Promodes C.I. (28)                                 452,794
     1,000        Promodes (28)                                      282,274
     2,500        SAGA (Societe Anontme de Gerance et
                   d'Armement) (32)                                   43,353
     1,000        Sucriere de Pithiviers-le-Vieil (1)                618,497
     2,500        Taittinger (13)                                    487,476
                                                                  ----------
                                                                  16,932,402
                                                                  ----------
                  GERMANY (7.5%)
    50,000        Bayer AG (7)                                     2,027,597
    10,000        Bertelsmann AG D.R.C. (25)                       1,291,558
     5,650        Buderus AG (5)                                   2,825,000
     3,500        Degussa AG (28)                                  1,590,909
    25,000        IVG Holding AG (27)                                857,955
     5,765        IVG Holding AG 'new' (27)                          192,042
    35,000        SKW Trostberg AG (4)                               950,455
     1,000        Axel Springer Verlag AG (20)                       594,156
                                                                  ----------
                                                                  10,329,672
                                                                  ----------
                  NEW ZEALAND (4.5%)
   825,549        Carter Holt Harvey Limited (14)                  1,871,704
    23,500        Colonial Motor Co. Ltd. (2)                         59,089
   650,000      * Evergreen Forests Ltd. (14)                        270,866
   278,500        Independent Press Comm. (20)                     1,553,966
 1,601,500        Shortland Properties, Ltd. (27)                  1,108,517
 1,234,030        Tasman Agriculture Limited (1)                     976,187
   450,000        Wrightson Ltd. (1)                                 390,937
                                                                  ----------
                                                                   6,231,265
                                                                  ----------
                  SWITZERLAND (7.0%)
       335        Bank of Intl. Settlements (3)                    2,497,205
     5,500        Edipresse SA Bearer (20)                         1,074,171
     2,500        Kuehne & Nagel Intl. AG (32)                     1,323,146
       400        Lindt & Sprungli AG PC (9)                         658,964
       850        Schindler Holding AG PC (5)                        921,916
     6,500        Sika Finanz AG Bearer (7)                        1,550,503
     3,250        Societe Generale d'Affichage (20)                1,388,185
         1        Vetropack Holding AG Bearer (23)                     2,385
       650        Vetropack Holding AG PC (23)                       136,154
                                                                  ----------
                                                                   9,552,628
                                                                  ----------
                  CANADA (4.2%)
    65,000        Canadian Pacific Ltd. (34)                       1,722,500
    50,000        Dofasco, Inc. (30)                                 944,738
    20,000        Franco-Nevada Mining Corp. (21)                    915,557
   100,000        Noranda, Inc. (21)                               2,228,707
                                                                  ----------
                                                                   5,811,502
                                                                  ----------
                  SWEDEN (4.0%)
    70,000        AssiDoman AB (14)                                1,943,606
    45,000        Bylock & Nordsjofrakt AB 'B' (32)                  473,480
    50,000        Investor AB Class B (34)                         2,202,997
    75,000        IRO AB (31)                                        909,695
                                                                  ----------
                                                                   5,529,779
                                                                  ----------
                  LATIN AMERICA (3.8%)
   185,000        Antofagasta Holdings plc (21)                    1,077,163
    30,000        Banco Latinoamericano 'Bladex' (3)               1,522,500
   675,000        Ledesma SA (1)                                     843,906
 1,000,000        Siderca S.A.I.C. (12)                            1,825,338
                                                                   ---------
                                                                   5,268,906
                                                                   ---------
                  HONG KONG (3.7%)
 3,887,528        CDL Hotels Intl. Ltd. (16)                       2,224,101
 1,650,000        Shaw Brothers (Hong Kong) Ltd.(20)               1,962,635
 1,000,000        South China Morning Post Holdings
                   Corp. (25)                                        827,461
                                                                   ---------
                                                                   5,014,198
                                                                   ---------
                  NETHERLANDS (3.4%)
    25,000        Apothekers Cooperatie OPG (17)                     718,915
    33,450        German City Estates NV (27)                        516,759
    50,000        Philips Electronics NV ADR (11)                  2,000,000
    20,000        Randstad Holdings NV (29)                        1,444,194
                                                                   ---------
                                                                   4,679,868
                                                                   ---------
                  UNITED KINGDOM (3.1%)
    50,000        BAA plc (32)                                       416,566
   300,000        Berisford plc (34)                                 737,231
   125,000        Blenheim Group plc (20)                          1,073,523
    75,000        ED & F Man Group plc (34)                          222,839
   425,000      * McBride plc (10)                                   989,825
   185,000        Royal Doulton plc (9)                              856,978
                                                                   ---------
                                                                   4,296,962
                                                                   ---------
                  SINGAPORE (2.8%)
   375,000        Clipsal Industries Ltd. (10)                     1,365,000
   649,000        Intraco Ltd. (34)                                  969,210
   150,000        Singapore Bus Service Ltd. (32)                    777,063
   350,000        Times Publishing Ltd. (25)                         790,282
                                                                   ---------
                                                                   3,901,556
                                                                   ---------
                  ITALY (2.3%)
   165,000        Arnoldo Mondadori Editore SpA (25)               1,342,391
 2,750,000      * Montedison non-conv. Savings SpA(34)             1,750,000
                                                                   ---------
                                                                   3,092,391
                                                                   ---------

                                                                  (continued)

OHIO NATIONAL FUND, INC.                                       December 31, 1996
SCHEDULE OF INVESTMENTS                      INTERNATIONAL PORTFOLIO (CONTINUED)

                                                                         MARKET
       SHARES                 COMMON STOCK                               VALUE
-----------------------------------------------------------------------------------
                 NORWAY (1.7%)
  125,000        Schibsted AS (25)                                       $2,305,079
                                                                         ----------
                 DENMARK (1.6%)
   27,500        Carlsberg International A/S Class'B'(9)                  1,856,737
    3,500        Kobenhavns Lufthavne (32)                                  356,249
                                                                         ----------
                                                                          2,212,986
                                                                         ----------
                 SPAIN (1.4%)
  225,000        Energia e Ind. Aragonesas SA (33)                        1,247,209
    6,500        Corporation Financiera Alba SA (34)                        656,556
                                                                         ----------
                                                                          1,903,765
                                                                         ----------
                 AUSTRIA (1.4%)
   16,500        VAE AG (26)                                              1,873,216
                                                                         ----------
                 BELGIUM (0.8%)
    5,730        Deceuninck Plastics Ind. SA (4)                            989,254
      200        Societe Belge de Betons, SA (34)                            93,883
                                                                         ----------
                                                                          1,083,137
                                                                         ----------
                 MEXICO (0.6%)
  750,000      * Grupo Fernandez Editores SA de CV(25)                      183,576
  175,000        Industrias Penoles SA de CV (21)                           619,214
1,921,000        United Mexican States Oil Recovery (12)                          0
                                                                       ------------
                                                                            802,790
                                                                       ------------
                 FINLAND (0.5%)
   10,000        Vaisala Oy A (5)                                           652,486
                                                                       ------------
                 SOUTH AFRICA (0.4%)
   10,825        Anglo American Platinum Corp.ADR(22)                        64,207
   35,000        Anglo American Platinum Corp.(22)                          207,599
   10,192        JCI Ltd. ADR (22)                                          100,210
   25,000        JCI Ltd. (22)                                              245,805
                                                                       ------------
                                                                            617,821
                                                                       ------------
                 ISRAEL (0.4%)
  150,000        Israel Land Development Co. Ltd. (34)                      549,937
                                                                       ------------
                 AUSTRALIA (0.4%)
  185,000        Eltin Ltd. (22)                                            424,913
  100,000        Motors Holdings Ltd. (2)                                    69,938
                                                                       ------------
                                                                            494,851
                                                                       ------------
                 GREECE (0.1%)
   48,200        H. Benrubi & Fils SA (9)                                   155,465
                                                                       ------------
                 PORTUGAL (0.1%)
   10,000        Companhia de Celulose do Cairna (1)                        171,447
                                                                       ------------
                 SOUTH KOREA (0.1%)
   35,000        L.G. Electronics GDR (11)                                  118,125
                                                                       ------------
                 MISCELLANEOUS (2.3%)
   55,000        North European Oil Royalty Tr. (12)                        721,875
   50,000        Minorco ADR (34)                                         1,040,625
  675,000        Lonrho plc (34)                                          1,439,142
                                                                       ------------
                                                                          3,201,642
                                                                       ------------
                 TOTAL COMMON STOCK
                 (83.6%) (COST $104,873,312)                           $114,838,353
                                                                       ------------
                 GERMANY (0.9%)
   15,000        Hornbach Holdings AG Pfd. (28)                        $  1,071,429
    1,000        SAP AG Pfd. (8)                                            137,532
                                                                       ------------
                                                                          1,208,961
                                                                       ------------
                 INDONESIA (1.1%)
   10,000        Freeport McMoRan Pfd. 'B' (22)                             320,000
   21,500        Freeport McMoRan Pfd. 'C' (22)                             663,812
   30,000        Freeport McMoRan Pfd. 'D' (22)                             510,000
                                                                       ------------
                                                                          1,493,812
                                                                       ------------
                 TOTAL PREFERRED STOCK
                 (2.0%) (COST $3,054,324)                              $  2,702,773
                                                                       ------------

                                                        MARKET
  AMOUNT               CONVERTIBLE DEBENTURES            VALUE
--------------------------------------------------------------------
                 U.S. DOLLAR (2.6%)
$   100,000      Acer Inc. 4.000%
                    due 06-10-01 (8)                     $  329,500
    350,000      PT Inti Indorayon Utama 7.000%
                    due 05-02-06 (24)                       264,688
    950,000      Cheil Foods & Chemicals Co 3.000%
                    due 12-31-06 (9)                      1,163,750
    250,000      Sincere Navigation 3.750%
                    due 05-26-03 (32)                       280,000
    250,000      Medya International Ltd. 10.000%
                    due 06-28-01 (20)                       210,000
    250,000      PT Pabrik Kertas Tjiwi Kimia
                    7.250% due 04-21-01 (24)                251,875
    750,000      Scandinavian Broadcasting
                    7.250% due 08-01-05 (20)                701,250
    250,000      Tubos de Acero de Mexico SA
                    7.500% due 06-12-97 (12)                335,875
                                                    ----------------
                 TOTAL U.S. DOLLAR (2.6%)                $3,536,938
                                                    ----------------

                 NON U.S. DOLLAR (3.0%)
$ 3,600,000  FF  Alcatel Alstholm 2.500%
                    due 01-01-04 (11)                    $  855,491
    687,150  FF  Gaumont SA  3.750%
                    due 01-01-03 (20)                       178,003
  1,300,000  FF  Immobiliere Hoteliere
                    due 01-01-01 (33)                       761,079
  1,211,250  FF  Compagnie Generale des Eaux
                    6.000% due 01-01-98 (33)                280,303
    450,000 GBP  Berisford plc 5.000% (9)                   520,172
    500,000 GBP  BAA plc  5.750%
                    due 03-29-06  (32)                      848,758
 55,000,000 JPY  Nippon Yusen 2.000%
                    due 09-29-00 (32)                       515,980
    320,000  NZ  Shortland Properties Inc. 7.500%
                    due 12-31-98 (27)                       216,975
                                                    ----------------
                 TOTAL NON-U.S. DOLLAR (3.0%)            $4,176,762
                 TOTAL CONVERTIBLE SUBORDINATED     ----------------
                    DEBENTURES (5.6%)
                    (COST $6,897,865)
                                                         $7,713,700
                                                    ----------------

                                                        (continued)

OHIO NATIONAL FUND, INC.                                       December 31, 1996
SCHEDULE OF INVESTMENTS                      INTERNATIONAL PORTFOLIO (CONTINUED)

    FACE                                                 MARKET
   AMOUNT                NON-CONVERTIBLE BONDS            VALUE
--------------------------------------------------------------------
                   U.S. DOLLAR (1.6%)
   $1,250,000      Federal Republic Of Brazil 6.500%
                      due 04-15-24 (15)                  $  964,844
      220,500      Republic of Argentina  6.625%
                     due 03-31-05 (15)                      192,111
      500,000      United Mexican States 'A'
                      6.453%  due 12-31-19 (15)             430,625
      500,000      United Mexican States 'B'
                      6.375%  12-31-19 (15)                 430,625
      250,000      United Mexican States 'C'
                      6.375%  12-31-19 (15)                 215,313
                                                      --------------
                                                          2,233,517
                                                      --------------
                   NON-U.S. DOLLAR (0.6%)
    1,000,000  NZ  Republic of New Zealand 10.000%
                      due 03-15-02 (15)                     793,421
                                                      --------------
                   TOTAL NON-CONVERTIBLE BONDS (2.2%)
                      (COST  $2,715,959)                 $3,026,938
                                                      --------------

   FACE                                                 MARKET
  AMOUNT                  SHORT-TERM NOTES               VALUE
--------------------------------------------------------------------
                 CONSUMER GOODS (2.2%)
 $2,998,000      AT&T Capital Corp.
                    6.800%  01-06-97 (11)              $  2,995,169
                                                    ----------------
                 OIL AND ENERGY (1.6%)
  1,100,000      Exxon Imperial U.S.
                    6.000%  01-02-97 (12)                 1,099,817
  1,200,000      Exxon Imperial U.S.
                    6.000%  01-03-97 (12)                 1,199,600
                                                    ----------------
                                                          2,299,417
                 FINANCE (0.6%)
    808,000      Merrill Lynch
                    6.600%  01-02-97 (3)                    807,852
                                                    ----------------
                 TOTAL SHORT-TERM NOTES (4.4%)
                    (COST  $6,102,437)                 $  6,102,437
                                                    ----------------
                 TOTAL HOLDINGS
                    (COST  $123,643,897) (a)           $134,384,201
                                                    ================


(a) Also represents cost for Federal income tax purposes.

* Non-income producing securities.

FOREIGN CURRENCIES
NZ - New Zealand Dollar
FF - French Franc
GBP - British Pound
JPY - Japanese Yen

Industry Classifications
 (1)  Agriculture            (18)  Insurance
 (2)  Automotive             (19)  Machinery
 (3)  Banking                (20)  Media
 (4)  Building Products      (21)  Metal (non-ferrous)
 (5)  Capital Goods          (22)  Mining
 (6)  Cement                 (23)  Packaging
 (7)  Chemicals              (24)  Paper
 (8)  Computer Products      (25)  Publishing
 (9)  Consumer Products      (26)  Rail Equipment
(10)  Electrical Products    (27)  Real Estate
(11)  Electronics            (28)  Retailing
(12)  Energy and Oil         (29)  Services
(13)  Food & Beverage        (30)  Steel
(14)  Forest Products        (31)  Textile
(15)  Governmental           (32)  Transportation
(16)  Hotels                 (33)  Utilities
(17)  Health Care            (34)  Miscellaneous


   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.                                       December 31, 1996
SCHEDULE OF INVESTMENTS                           CAPITAL APPRECIATION PORTFOLIO

    FACE                                               MARKET
   AMOUNT             LONG-TERM BONDS & NOTES           VALUE
------------------------------------------------------------------
                 GOVERNMENT (4.7%)
     $100,000    U.S. Treasury Note
                    5.750%  10-31-97                     $100,158
      100,000    U.S. Treasury Note
                    7.375%  11-15-97                      101,459
      250,000    U.S. Treasury Note
                    6.125%  07-31-00                      250,023
    1,000,000    U.S. Treasury Note
                    5.500%  02-28-99                      991,520
      250,000    U. S. Treasury Note
                    6.750%  05-31-99                      254,305
      100,000    FNMA
                    5.370%  02-07-01                       96,519
                                                    --------------
                                                        1,793,984
                                                    --------------
                 BUSINESS SERVICES (0.6%)
      450,000    Silicon Graphics, zero coupon
                    contracts due 11-02-13                234,563
                                                    --------------
                 COMMUNICATIONS (2.5%)
      550,000    Cellular Communications, zero
                   coupon contracts due 07-27-99          480,563
      500,000    Comcast Cable
                    3.375%  09-09-05                      460,000
                                                    --------------
                                                          940,563
                                                    --------------
                 DRUGS (0.6%)
      500,000    Alza Corp., zero coupon
                    contracts due 07-14-14                209,375
                                                    --------------
                 FINANCE (1.9%)
      650,000    Tennessee Valley Authority
                    5.980%  04-01-36                      658,938
       50,000    UBS Finance
                    2.000%  12-15-00                       46,500
                                                    --------------
                                                          705,438
                                                    --------------
                 FOREIGN (3.6%)
      450,000    Homestake Mining
                    5.500%  06-23-00                      435,375
      100,000    Peninsula & Oriental
                    7.250%  05-19-03                      176,234
      700,000    Sandoz Cap.
                    2.000%  10-06-02                      752,500
                                                    --------------
                                                        1,364,109
                                                    --------------
                 HOUSING AND RELATED (0.4%)
      150,000    Home Depot
                    3.250%  10-01-01                      147,000
                                                    --------------
                 INSURANCE (1.5%)
      150,000    Chubb Capital Corp.
                    6.000%  05-15-98                      182,625
      250,000    Grand Metropolitan
                    6.500%  01-31-00                      290,000
      100,000    Grand Metropolitan -144A
                    6.500%  01-31-00                      118,000
                                                    --------------
                                                          590,625
                                                    --------------
                 INDUSTRIAL SERVICES (1.0%)
     $430,000    WMX Technologies
                    2.000%  01-24-05                     $401,513
                                                    --------------
                 MEDIA AND PUBLISHING (1.4%)
    1,400,000    Time Warner, zero coupon
                    contracts due 12-17-12                525,000
                                                    --------------
                 OIL, ENERGY AND NATURAL GAS (1.4%)
      425,000    Enserch Corp.
                    6.375%  04-01-02                      435,625
      100,000    Price Co.
                    5.500%  02-28-12                      103,000
                                                    --------------
                                                          538,625
                                                    --------------
                 TOTAL LONG-TERM BONDS & NOTES
                    (19.6%)(COST  $7,346,431)          $7,450,793
                                                    --------------

   FACE                                                MARKET
  AMOUNT                 SHORT-TERM NOTES               VALUE
-----------------------------------------------------------------
                 GOVERNMENT (1.7%)
     $648,000    US Treasury Bill
                    4.815%  03-06-97                     $642,181
                                                    --------------
                 FINANCE (4.2%)
    1,000,000    Corporate Asset Funding
                    5.380%  01-17-97                      997,609
      597,000    Island Finance Puerto Rico
                    5.500%  01-09-97                      596,270
                                                    --------------
                                                        1,593,879
                                                    --------------
                 FOOD AND RELATED (2.3%)
      884,000    Sysco Corp.
                    5.800%   01-14-97                     882,149
                                                    --------------
                 PUBLISHING (2.6%)
    1,000,000    Dow Jones
                    5.350%  02-05-97                      994,799
                                                    --------------
                 UTILITIES (2.2%)
      833,000    Northern States Power
                    6.000%  01-07-97                      832,167
                                                    --------------
                 MISCELLANEOUS (2.5%)
      940,000    Mobil Australia Finance
                    5.400%  01-02-97                      939,859
                                                    --------------
                 TOTAL SHORT TERM NOTES
                    (15.5%) (COST $5,885,305)          $5,885,033
                                                    --------------

OHIO NATIONAL FUND, INC.                                       December 31, 1996
SCHEDULE OF INVESTMENTS               CAPITAL APPRECIATION PORTFOLIO (CONTINUED)

    FACE                                               MARKET
   AMOUNT              CONVERTIBLE DEBENTURES           VALUE
------------------------------------------------------------------
                 COMPUTER AND RELATED (4.1%)
   $2,750,000    Automatic Data Process, zero
                    coupon  contracts due 02-20-12     $1,570,938
                                                    --------------
                 DRUGS (0.4%)
      200,000    Mckesson Co., 4.500%  conv.
                    subordinated debentures,
                    due 03-01-04                          176,250
                                                    --------------
                 DURABLE GOODS (0.6%)
      100,000    Outboard Marine, 7.000% conv.
                    subordinated debentures,
                    due 07-01-02                           97,500
                                                    --------------
                 INSURANCE (1.2%)
      775,000    USF&G, zero coupon contracts
                    due 03-03-09                          489,219
                                                    --------------
                 ELECTRICAL EQUIPMENT (0.2%)
       95,000    Cooper Industries Inc., conv.
                    7.050%  01-01-15                      101,413
                                                    --------------
                 MEDIA (2.5%)
      850,000    TBS, zero coupon contracts
                    due 02-13-07                          413,313
    1,500,000    US West, zero coupon contracts
                    due 06-25-11                          536,250
                                                    --------------
                                                          949,563
                                                    --------------
                 REAL ESTATE (1.8%)
      650,000    Rouse Co., 5.750% conv. subordinated
                    debentures, due 07-23-02              708,500
                                                    --------------
                 RETAIL (0.6%)
      400,000    Office Depot zero coupon
                    contracts due 11-01-08                235,500
                                                    --------------
                 UTILITIES (0.5%)
      200,000    Potomac Electricity & Power Co.,
                    5.000% conv. subordinated
                    debentures, due 09-01-02              185,000
                                                    --------------
                 MISCELLANEOUS (0.5%)
      125,000    Lonrho 6.000% conv. subordinated
                    debenture, due 02-27-04               192,991
                                                    --------------
                 TOTAL CONVERTIBLE DEBENTURES
                    (12.4%) (COST  $4,452,927)         $4,706,873
                                                    --------------

                                                       MARKET
   SHARES                   COMMON STOCK                VALUE
------------------------------------------------------------------
                 COMPUTER AND RELATED (0.8%)
        2,000    IBM Corp.                               $302,000
                                                    --------------
                 BUILDING MATERIALS (3.7%)
       12,000    Lowes Corp.                            1,131,000
       25,000    Schuller Corp.                           265,625
                                                    --------------
                                                        1,396,625
                                                    --------------
                 CHEMICALS (4.5%)
       24,000  * Genetech Inc.                         $1,287,000
        9,000    Great Lakes Chemical Corp.               420,750
        1,000  * Millenium Chemicals                       17,750
                                                    --------------
                                                        1,725,500
                                                    --------------
                 BUSINESS SERVICES (0.7%)
        6,000    PHH Corp.                                258,000
                                                    --------------
                 CONSUMER PRODUCTS (3.2%)
        7,000    Corning, Inc.                            323,750
       90,000  * Petrie Stores                            247,500
        2,600    Phillip Morris Cos., Inc.                292,825
        6,000    Polaroid Corp.                           261,000
        3,000  * Toys R Us                                 90,000
                                                    --------------
                                                        1,215,075
                                                    --------------
                 DRUGS (0.6%)
        2,000    Schering - Plough Corp.                  129,500
           85  * Novartis AG-Bearer                        96,880
                                                    --------------
                                                          226,380
                                                    --------------
                 DURABLE GOODS (0.1%)
        3,000    A T Cross Co.                             34,875
        2,000  * English China Clays                        6,630
                                                    --------------
                                                           41,505
                                                    --------------
                 FINANCE (3.1%)
        5,000    American Express                         282,500
        3,200    Federal Nat'l Mortgage Assn.             119,200
        4,200    Fund American Enterprise                 402,150
        4,200    Student Loan Marketing                   391,125
                                                    --------------
                                                        1,194,975
                                                    --------------
                 FOOD AND RELATED (0.1%)
        2,500    McCormick & Company, Inc.                 58,906
                                                    --------------
                 Forestry and Paper Products (1.2%)
        1,500    International Paper Co.                   60,563
        8,000    Weyerhaeuser Co.                         379,000
                                                    --------------
                                                          439,563
                                                    --------------
                 INDUSTRIAL SERVICES (0.4%)
       25,000    Hanson Trust                             168,750
                                                    --------------
                 INSURANCE (1.8%)
        4,000    Alexander & Alexander                     69,500
        4,500    Harleysville Group Inc.                  137,250
        4,500    Unitrin, Inc.                            250,875
       10,000    Willis Corroon Group plc                 115,000
        3,700    Zurich Reinsurance                       115,625
                                                    --------------
                                                          688,250
                                                    --------------
                 MEDIA AND PUBLISHING (6.4%)
       12,000  * Chris-Craft Ind., Inc.                   500,050
        2,500    Meredith Corp.                           131,875
       23,000    New York Times Co. Class A               874,000
        8,000    Readers Digest                           290,000
        1,200    Times Mirror Co. Class A                  59,700
        2,000    Washington Post Class B                  670,250
                                                    --------------
                                                        2,525,875
                                                    --------------

OHIO NATIONAL FUND, INC.                                       December 31, 1996
SCHEDULE OF INVESTMENTS               CAPITAL APPRECIATION PORTFOLIO (CONTINUED)

                                                       MARKET
   SHARES                   COMMON STOCK                VALUE
------------------------------------------------------------------
                 METALS AND MINING (3.3%)
       10,000    Allegheny Teledyne, Inc.                $230,000
        3,000  * Helcla Mining Co.                         16,875
       17,000    Homestake Mining Co.                     242,250
       11,100    Newmont Mining Corp.                     496,725
        1,500    Prime Resources Group                     10,617
       18,500    Santa Fe Pacific Gold                    284,438
                                                    --------------
                                                        1,280,905
                                                    --------------
                 OIL, ENERGY AND NATURAL GAS (10.0%)
       16,000    Amerada Hess Corp.                       926,000
        3,000    Atlantic Richfield Co.                   397,500
        1,500    Kerr McGee                               108,000
       17,500    Mitchell Energy & Development            387,188
       12,000    Murphy Oil Corp.                         667,500
        6,000  * Oryx Energy Co.                          148,500
        3,000    Petro-Canada Inc.                         42,357
        9,000    Sun Company, Inc.                        219,375
        5,000    Texaco, Inc.                             490,625
       15,000    Union Texas Petroleum                    335,625
                                                    --------------
                                                        3,722,670
                                                    --------------
                 RETAIL (0.3%)
        6,000  * Hill Stores Co.                           36,000
        4,000    Wal-Mart Stores, Inc.                     91,500
                                                    --------------
                                                          127,500
                                                    --------------
                 TRANSPORTATION (0.9%)
       12,000    Overseas Shipholding Inc.                204,000
        4,000    Ryder System, Inc.                       112,500
                                                    --------------
                                                          316,500
                                                    --------------
                 UTILITIES (6.4%)
      145,000    Centerior Energy Corp.                 1,558,750
        8,000    Entergy Corp.                            222,000
        5,000    Ohio Edison Co.                          113,750
        3,000    Public Service Co. New Mexico             58,875
       18,000    Unicom Corp.                             488,250
                                                    --------------
                                                        2,441,625
                                                    --------------
                 MISCELLANEOUS (0.1%)
        1,250  * Imperial Tobacco Group                    16,125
       22,000  * Lonrho Plc                                47,300
                                                    --------------
                                                           63,425
                                                    --------------
                 TOTAL COMMON STOCK (47.6%)
                   (COST  $15,187,266)                $18,194,028
                                                    --------------

                                                      MARKET
  SHARES                 PREFERRED STOCK               VALUE
-----------------------------------------------------------------
                COMPUTER AND RELATED (0.4%)
      2,000     Microsoft Covt. Preferred A             $160,250
                                                   --------------
                FINANCE (1.0%)
      7,000     Kemper Co., 5.750% Series E              364,000
                                                   --------------
                FORESTRY AND PAPER PRODUCTS (0.1%)
      1,000     International Paper                       46,239
                                                   --------------
                UTILITIES (2.8%)
        265     Cleveland Electric 9.000%                266,823
        150     Cleveland Electric 8.800%                149,532
      4,940     Cleveland Electric                       400,140
      2,894     Entergy Gulf Series B                    140,359
      1,000     Niagara Mohawk Power Series A             17,750
      1,000     Niagara Mohawk Power Series B             19,625
      3,700     Niagara Mohawk Power Series C             70,300
                                                   --------------
                                                       1,064,529
                                                   --------------
                TOTAL PREFERRED STOCK (4.3%)
                   (COST  $1,518,528)                 $1,635,018
                                                   --------------

                       PUT OPTION PURCHASES           MARKET
  SHARES         STOCK/EXPIRATION/EXERCISE PRICE       VALUE
-----------------------------------------------------------------
          5     AlleghenyTeledyne
                   January'97'/$20                           $32
          5     Allegheny Teledyne
                  February'97'/$22.50                        188
          5     Allegheny Teledyne
                   April'97'/$25                           1,282
         10     Amerada Hess/May'97'/$60                   3,875
          4     AUD'B'/February'97'/$50                    2,750
         20     AUD'B'/February'97'/$45                    5,000
         11     AUD'B'/February'97'/$40                      482
         20     HFS/July'97'/$60                          17,250
         10     HFS/April'97'/$60                          6,375
         10     HFS/April'97'/$85                         25,125
         10     Home Depot/May'97'/$60                     9,750
          5     IBM/July'97'/$170                         11,188
          5     IBM/July'97'/$160                          7,875
          5     IBM/July'97'/$155                          6,563
          5     IBM VF/April'97'/$140                      2,500
         10     Microsoft/July'97'/$85                     8,125
          2     Phillip Morris/March'97'/$105                425
          5     Phillip Morris/March'97'/$115              3,000
         10     Schering-Plough/May'97'/$75               10,375
         10     Schering-Plough/May'97'/$70                6,250
         10     Silicon Graphics/Feb.'97'/$30              4,500
          5     Texaco/April'97'/$95                       1,438
          5     Times Mirror/March'97'/$50                   594
          4     Toys R Us/March'97'/$35                    2,000
          5     Toys R Us/January'97'/$35                  2,438
         20     Toys R Us/June'97'/$40                    19,750
         15     Walmart/March'97'/$30                     10,125
         25     Walmart/March'97'/$27.50                  10,938
                                                   --------------
                TOTAL PUT OPTION PURCHASE
                  (0.5%) (COST  $181,931)               $180,189
                                                   --------------
              TOTAL HOLDINGS
                   (COST  $34,572,388) (a)           $38,051,933
                                                   ==============

*Non-income producing securities.
(a)      Also represents cost for Federal income tax purposes.


   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.                                       December 31, 1996
SCHEDULE OF INVESTMENTS                                      SMALL CAP PORTFOLIO


                                                             MARKET
     SHARES             U.S. COMMON STOCK                     VALUE
  -------------------------------------------------------------------
                 AEROSPACE (2.0%)
    19,000     * Tracor Inc.                               $  403,750
    18,700     * Remec Inc.                                   366,988
                                                           ----------
                                                              770,738
                                                           ----------
                 BANKS (0.3%)
     2,500       Banco Latinoamericano De Export              126,875
                                                           ----------

                 BUSINESS SERVICES (5.5%)
    21,775       American Pad and Paper Co.                   492,659
     3,850     * Caribiner International Inc.                 193,463
    10,000       Concord EFS, Inc.                            282,500
    20,400     * Protection One Inc.                          201,450
     6,800       Rental Service Corp.                         187,000
     3,050     * Rural/Metro Corp.                            109,800
     7,000     * Sylvan Learning Systems Inc.                 199,500
    22,775     * World Color Press, Inc.                      438,419
                                                           ----------
                                                            2,104,791
                                                           ----------
                 CHEMICALS (1.7%)
    18,400       Crompton & Knowles Corp.                     354,200
    12,025       Teletech Holding Inc.                        312,650
                                                           ----------
                                                              666,850
                                                           ----------
                 COMMUNICATIONS (0.2%)
     2,325       SFX Broadcasting, Inc.                        69,169
                                                           ----------


                 COMMERCIAL SERVICES (2.1%)
     6,000       Harsco Corp.                                 411,000
    14,075       JP Foodservice                               392,340
                                                           ----------
                                                              803,340
                                                           ----------
                 COMPUTER AND RELATED (18.0%)
    33,975     * Avant! Corp.                               1,078,702
    10,800       BA Merchant Services, Inc.                   193,050
     9,000       CDW Computer Centers, Inc.                   533,813
     5,700     * CSG Systems Intl. Inc.                        87,638
     6,275     * Cybercash Inc.                               144,325
    12,250     * Dendrite International                       101,063
     4,975       Farallon Communications                       31,591
     4,000     * Fore Systems Inc.                            131,500
    37,450     * Geoworks                                     917,524
     7,400     * Insight Enterprises Inc.                     207,200
    21,000     * Network General Corp.                        635,250
     2,000     * Parametric Technology Corp.                  102,750
     9,750       Premenos Technology Corp.                     84,094
    53,400     * Ross Systems Inc.                            513,975
    15,350     * Scopus Technology Inc.                       713,775
    12,025     * Sterling Commerce Inc.                       423,881
    25,400       Sync Research Inc.                           349,326
     8,000     * Synopsys Inc.                                370,000
    11,975       Vanstar Corp.                                293,388
                                                           ----------
                                                            6,912,843
                                                           ----------

                 DRUGS (5.2%)
    48,400     * Genelabs Technologies                        296,450
     1,850       Medicis Pharmaceutical A                      81,400
     4,625     * Nexstar Pharmaceuticals                       69,375
     8,625     * Parexel International Corp.                  445,266
    18,250     * SEQUUS Pharmaceuticals                       292,000
    18,250     * Watson Pharmaceuticals Inc.                  820,109
                                                           ----------
                                                            2,004,600
                                                           ----------

                 ELECTRONICS (8.5%)
     3,875     * Asyst Technologies Inc.                   $   66,359
     9,250     * Berg Electronics Corp.                       271,719
    12,075       Cypress Semiconductor                        170,559
    11,975       International Rectifier Corp.                182,619
     8,148     * PRI Automation Inc.                          370,734
    10,450     * Sanmina Corp.                                590,425
    15,050     * Sawtek Inc.                                  596,356
     9,250     * Speedfam International Inc.                  263,625
    23,500       Summit Design, Inc.                          240,875
     7,125     * Vitesse Semiconductor Corp.                  324,188
     6,425       Ultrak Inc.                                  195,963
                                                           ----------
                                                            3,273,422
                                                           ----------
                 ENTERTAINMENT AND LEISURE (1.3%)
     9,300       Midway Games                                 188,325
     8,450     * Signature Resorts, Inc.                      297,863
                                                           ----------
                                                              486,188
                                                           ----------

                 ENVIRONMENTAL CONTROL (2.0%)
    22,000     * United Waste Systems Inc.                    756,250
                                                           ----------


                 FINANCE (1.1%)
     3,550     * Credit Acceptance Corp.                       83,425
    10,100     * First USA Paymentech Inc.                    342,138
                                                           ----------
                                                              425,563
                                                           ----------
                 HOTEL AND MOTEL (2.2%)
    18,775     * Doubletree Corp.                             844,875
                                                           ----------


                 INSURANCE (1.0%)
     4,075       Executive Risk Inc.                          150,775
     4,000       Reliastar Financial Corp.                    231,000
                                                           ----------
                                                              381,775
                                                           ----------
                 MEDICAL AND RELATED (10.9%)
     9,300       Advance Paradigm                             192,975
     4,375     * Express Scripts Inc.                         156,953
     7,000     * Gulf South Medical Supply                    179,375
     6,000     * HCIA Inc.                                    207,000
    12,150     * Heartport Inc.                               277,931
    14,775     * HPR Inc.                                     203,156
    13,000     * Multicare Companies Inc.                     263,250
     5,125       NCS Healthcare Inc.                          149,266
    16,800       Omnicare Inc.                                539,700
    24,050     * Orthodontic Centers of America               384,800
     7,000       Pediatrix Medical Group                      258,125
     9,000     * Pharmaceutical Product Development           227,250
    15,250       Physio-Control Intl. Corp.                   343,125
    12,300       Rexall Sundown Inc.                          334,406
     6,000     * Sola International Inc.                      228,000
     7,100     * Sunrise Assisted Living Inc.                 197,913
     4,750     * Visible Genetics Inc.                         41,563
                                                           ----------
                                                            4,184,788
                                                           ----------
                 OIL, ENERGY AND NATURAL GAS (0.9%)
     9,000     * Falcon Drilling Co. Inc.                     353,250
                                                           ----------

OHIO NATIONAL FUND, INC.                                       December 31, 1996
SCHEDULE OF INVESTMENTS                          SMALL CAP PORTFOLIO (CONTINUED)

                                                             MARKET
     SHARES             U.S. COMMON STOCK                     VALUE
  ---------------------------------------------------------------------
                 REAL ESTATE (0.5%)
     7,175       Fairfield Communities Inc.                 $   177,581
                                                            -----------
                 RETAIL (5.6%)
     8,156     * Consolidated Stores Corp.                      262,012
     8,000     * Corporate Express, Inc.                        235,500
     9,025       Men's Wearhouse, Inc.                          221,113
    11,350     * Proffitt's Inc.                                418,531
     7,075     * Henry Shein Inc.                               243,203
    18,725     * The Sports Authority Inc.                      407,269
     9,250       United Natural Foods                           157,250
     6,300     * Williams-Sonoma, Inc.                          229,163
                                                            -----------
                                                              2,174,040
                                                            -----------
                 TELECOMMUNICATIONS (10.5%)
     6,625     * Cellular Communications Intl. Inc.             192,125
    22,475     * Digital Microwave Corp.                        626,491
     9,000     * Intermedia Comm. of Florida                    231,750
     3,575     * LCI International Inc.                          76,863
     6,750       McLeod Inc.                                    172,125
     2,625     * Omnipoint Corp.                                 50,531
    30,275     * P-COM International                            897,927
     8,175       Pacific Gateway Exchange Inc.                  298,388
    19,750     * Periphonics Corp.                              577,688
     9,175       Picturetel Corp.                               238,550
     4,950       Telco Communications                            86,625
     9,400       Tel-Save Holdings, Inc.                        272,600
     4,300       Teltrend, Inc.                                 119,325
     9,100     * Winstar Communications Intl.                   191,100
                                                            -----------
                                                              4,032,086
                                                            -----------
                 TEXTILES (5.4%)
    11,525     * Kenneth Cole Products                          178,638
    12,000     * Nautica Enterprises Inc.                       303,000
    12,550     * Quicksilver Inc.                               268,256
    18,000       Warnaco Group                                  533,250
    27,050       Wolverine World Wide                           784,450
                                                            -----------
                                                              2,067,594
                                                            -----------
                 TRANSPORTATION (1.9%)
   100,075     * Atlas Air, Inc.                                481,081
     9,000       Mark VII Inc.                                  249,188
                                                            -----------
                                                                730,269
                                                            -----------
                 TOTAL U.S. COMMON STOCK (86.8%)
                 (COST $27,331,224)                         $33,346,884
                                                            -----------


                                                              MARKET
     SHARES             FOREIGN COMMON STOCK                   VALUE
  ---------------------------------------------------------------------
                 BRITISH STERLING POUND:
                 MEDIA
    40,000     * Flextech Plc                               $   463,762

                 RETAIL
    36,500     * Next Plc                                       354,474

                 MISCELLANEOUS
    16,754       Wetherspoon (J.D.)                             335,452
                                                            -----------

                 TOTAL BRITISH STERLING POUND (3.0%)          1,153,689
                                                            -----------
                 JAPANESE YEN:
                 MISCELLANEOUS
     8,000       Hoya Corp.                                     313,604
                                                            -----------

                 TOTAL JAPANESE YEN (0.8%)                      313,604
                                                            -----------
                 NETHERLANDS GUILDER:
                 MISCELLANEOUS
     4,530     * Hunter Douglas NV                              305,101

                 TRANSPORTATION
     7,100     * IHC Caland                                     405,131
                                                            -----------

                 TOTAL NETHERLANDS GUILDER (1.9%)               710,232
                                                            -----------

                 TOTAL FOREIGN COMMON STOCK
                    (5.7%) (COST $1,478,446)                $ 2,177,525
                                                            -----------

     FACE                                                     MARKET
    AMOUNT              MASTER NOTES                           VALUE
-----------------------------------------------------------------------
 $2,891,858    Provident Insured Money Account              $ 2,891,858
                                                            -----------

                 TOTAL MASTER NOTES (7.6%)
                    (COST $2,891,858)                       $ 2,891,858
                                                            -----------

                 TOTAL HOLDINGS
                    (COST  $31,701,528) (a)                 $38,416,267
                                                            ===========


*  Non-income producing securities.
(a) Also represents cost for Federal income tax purposes.

OHIO NATIONAL FUND, INC.                                       December 31, 1996
SCHEDULE OF INVESTMENTS                              GLOBAL CONTRARIAN PORTFOLIO


                                                             MARKET
     SHARES             U.S. COMMON STOCK                     VALUE
---------------------------------------------------------------------
                 CHEMICALS (0.6%)
     5,000       Lawter International Inc.                 $   63,125
                                                           ----------

                 CAPITAL GOODS (4.1%)
     1,000       Bandag Inc. Class 'A'                         45,750
     4,000       Blount International Inc. Cl 'A'             153,500
     5,000       Keystone International Inc.                  100,625
    12,000       Woodhead Industries, Inc.                    165,000
                                                           ----------
                                                              464,875
                                                           ----------
                 CONSUMER PRODUCTS (2.2%)
     1,000       Allen Organ Co. Class 'B'                     38,500
     1,000       Dole Foods Company, Inc.                      33,875
     5,000       Furniture Brands International Inc.           70,000
    10,000       Hancock Fabrics                              103,750
                                                           ----------
                                                              246,125
                                                           ----------
                 ENERGY AND OIL (3.7%)
     2,535     * Enterra Corp.                                 76,050
     4,000       North European Oil Royalty Trust              52,500
     1,700       Rochester & Pittsburgh Coal Co.               44,625
    30,000       San Juan Basin Royalty Trust                 247,500
                                                           ----------
                                                              420,675
                                                           ----------
                 FINANCE (3.7%)
     8,000     * Classic Bankshares Inc.                       92,000
     5,000     * East Texas Financial Services                 82,500
     8,000     * First Federal Financial Services              95,000
     8,500       Redwood Financial Inc.                        85,531
     5,000       Southern Banc Co., Inc.                       65,000
                                                           ----------
                                                              420,031
                                                           ----------
                 FORESTRY PRODUCTS (2.0%)
     1,000       Georgia Pacific Corp.                         72,000
     3,400       Greif Brothers Corp. Class 'A'                96,900
     1,500       Rayonier Inc.                                 57,563
                                                           ----------
                                                              226,463
                                                           ----------
                 MEDIA (0.1%)
     5,000     * Integrity Music, Inc. Class 'A'                8,125
                                                           ----------
                 METALS AND MINING (1.2%)
     3,000       Asarco Inc.                                   74,625
     1,000       Reynolds Metals Co.                           56,375
                                                           ----------
                                                              131,000
                                                           ----------
                 REAL ESTATE (0.9%)
     2,000       Alico, Inc.                                   37,500
     1,000       Forest City Enterprises Inc. 'A'              60,500
                                                           ----------
                                                               98,000
                                                           ----------
                 TRANSPORTATION (0.6%)
     3,500       Kenan Transport Company                       66,500
                                                           ----------
                 UTILITIES (0.4%)
     2,000       Montana Power Co.                             42,750
                                                           ----------
                 MISCELLANEOUS (2.8%)
    15,000     * Kaiser Ventures Inc.                         135,000
     1,500       Pioneer Group, Inc.                           35,625
     4,000       UniFirst Corp.                                85,000
     3,000       Zero Corporation                              60,000
                                                           ----------
                                                              315,625
                                                           ----------

                 TOTAL U.S. COMMON STOCK                   $2,503,294
                   (22.3%) (COST $2,307,523)               ----------

                                                            MARKET
  SHARES             FOREIGN COMMON STOCK                    VALUE
--------------------------------------------------------------------
                 FRANCE (5.6%)
     2,150       Emin-Leydier (14)                           $149,547
     2,000       Eramet (14)                                  104,817
       200       Eurafrance (34)                               86,397
       250       FIMALAC SA (34)                               23,218
     1,000       Legrand ADP (10)                             110,597
       750       Marine Wendel (34)                            68,786
       300       Groupe NSC (19)                               31,908
       900       Rougier SA (14)                               52,890
                                                             --------
                                                              628,160
                                                             --------
                 JAPAN (5.4%)
    10,000       Airport Facilities Co., Ltd. (32)             77,533
     7,000       Dai Tokyo Fire & Marine Ins. Co. (18)         37,086
    12,000       Dowa Fire & Marine Ins. Co. (18)              46,106
     2,500       Fuji Photo Film Co. Ltd. (9)                  82,271
     2,500       Fuji Photo Film Co. Ltd. ADR (9)              82,500
     2,000       Koekisha Co. Ltd. (29)                        68,918
     7,000       Nittetsu Mining Co., Ltd. (22)                53,007
     5,000       Tokio Marine & Fire Ins. Co. Ltd. (18)        46,950
       400       Toho Co. (20)                                 57,891
     5,000       Yoshimoto Kogyo Co. (20)                      59,442
                                                             --------
                                                              611,704
                                                             --------
                 GERMANY (2.9%)
       100       Axel Springer Verlag AG (20)                  59,416
     2,500       Bayer AG (7)                                 101,380
       325       Buderus AG (5)                               162,500
                                                             --------
                                                              323,296
                                                             --------
                 SINGAPORE (3.7%)
    35,000       Cilpsal Industries Ltd. (10)                 127,400
    85,000       Intraco Ltd. (34)                            126,938
     6,500       Singapore Bus Service Ltd. (32)               33,673
   143,000     * Thakral Corporation (10)                     127,985
                                                             --------
                                                              415,996
                                                             --------
                 SWITZERLAND (3.0%)
         7       Bank of Intl. Settlements (3)                 52,180
         2       Bank of Intl. Settlements (3)                 14,644
       300       Kuehne & Nagel Intl. AG (32)                 158,777
        65       Schindler Holding AG PC (5)                   70,499
       175       Sika Finanz AG Bearer (7)                     41,744
                                                             --------
                                                              337,844
                                                             --------
                 LATIN AMERICA (3.0%)
    10,000       Antofagasta Holdings plc (21)                 58,225
    50,000       Cresud SA (1)                                 88,516
    25,000       IRSA Inversiones y Rep. SA (34)               80,265
    35,000       Ledesma SA (1)                                43,758
   265,000       Grupo Fernandez Editors (25)                  64,864
                                                             --------
                                                              335,628
                                                             --------
                 UNITED KINGDOM (1.8%)
    70,000       ED & F Man (34)                              207,983
                                                             --------
                 HONG KONG (1.6%)
   101,000       CDL Hotels Intl. Ltd. (16)                    57,783
   300,000       China-Hong Kong Photo Products (9)           100,847
    16,000       Shaw Brothers (Hong Kong) Ltd.(20)            19,032
                                                             --------
                                                              177,662
                                                             --------

OHIO NATIONAL FUND, INC.                                       December 31, 1996
SCHEDULE OF INVESTMENTS                  GLOBAL CONTRARIAN PORTFOLIO (CONTINUED)

                                                              MARKET
     SHARES             FOREIGN COMMON STOCK                   VALUE
---------------------------------------------------------------------
                 NEW ZEALAND (1.5%)
    60,000       Carter Holt Harvey Limited (14)             $  136,033
     5,500       Shortland Properties, Ltd. (27)                  3,807
    30,000       Wrightson Ltd. (1)                              26,062
                                                             ----------
                                                                165,902
                                                             ----------
                 BELGIUM (1.1%)
       700       Engrais Rosier SA (34)                         123,498
                                                             ----------
                 PORTUGAL (0.9%)
     8,000       Espirito Santo Financial Holdings (3)          106,000
                                                             ----------
                 SOUTH AFRICA (0.9%)
    10,000       Vaal Reefs Exploration Ltd. (21)                61,875
     2,500       Western Areas Gold Mining Ltd. (21)             34,466
                                                             ----------
                                                                 96,341
                                                             ----------
                 THAILAND (0.8%)
    20,000       Oriental Hotel (16)                             93,553
                                                             ----------
                 NETHERLANDS (0.7%)
     1,300       Bosch & Keuning NV (20)                         44,379
     2,000       German City Estates NV (27)                     30,897
                                                             ----------
                                                                 75,276
                                                             ----------
                 SPAIN (0.6%)
    12,000       Energia e Industrias Aragonesas (7)             66,518
                                                             ----------
                 PHILIPPINES (0.6%)
70,000,000       Manila Mining Corp. 'B' (22)                    63,878
                                                             ----------
                 SWEDEN (0.5%)
     5,000       Bylock & Nordsjofrakt AB 'B'(32)                52,609
                                                             ----------
                 CANADA (0.4%)
     2,000       Noranda, Inc. (21)                              44,574
                                                            ----------
                 AUSTRALIA (0.4%)
   171,425       Medical Corporation Australasia (34)            45,300
                                                             ----------
                 MISCELLANEOUS (1.8%)
   100,000       Lonrho plc (34)                                213,206
                                                             ----------

                 TOTAL FOREIGN COMMON STOCK                  $4,184,928
                 (37.2%) (COST $4,140,101)                   ----------

                 TOTAL COMMON STOCKS
                  (59.5%) (COST $6,447,624)                  $6,688,222
                                                             ----------


                                                              MARKET
   SHARES                  U.S. PREFERRED STOCK                VALUE
----------------------------------------------------------------------
                 MEDIA (0.4%)
     2,000       Cowles Media Co. Pfd.                          52,000
                                                             ---------
                 REAL ESTATE (0.7%)
     1,500       Catellus Development Pfd. 'B'                  88,688
                                                             ---------

                 TOTAL U.S. PREFERRED STOCK                  $ 140,688
                   (1.1%) (COST $104,375)                    ---------


                                                            MARKET
    SHARES             FOREIGN PREFERRED STOCK               VALUE
 -------------------------------------------------------------------
                 GERMANY (0.9%)
     1,500       Hornbach Holdings AG (28)                 $ 107,143
                                                           ---------

                 INDONESIA (1.8%)
     4,000       Freeport McMoRan Pfd. 'C' (22)              123,500
     5,000       Freeport McMoRan Pfd. 'D' (22)               85,000
                                                           ---------
                                                             208,500
                                                           ---------
                 ITALY (0.9%)
     9,000       Istituto Finanziario Industriale (34)       100,494
                                                           ---------

                 TOTAL FOREIGN PREFERRED STOCK
                   (3.6%) (COST $384,950)                  $ 416,137
                                                           ---------

                 TOTAL PREFERRED STOCK
                   (4.7%) (COST $489,325)                  $ 556,825
                                                           ---------


     FACE                                                   MARKET
    AMOUNT             CONVERTIBLE DEBENTURES               VALUE
 -------------------------------------------------------------------
                 U.S. DOLLAR (0.5%)
   $50,000       Cheil Jedang 3.000%
                    due 12-31-06 (9)                      $  61,250
                                                          ---------

                 NON-U.S. DOLLAR (0.7%)
   520,000    FF Immobiliere Hoteliere  5.000%
                    due 01-01-01 (16)                         76,108

    11,000    NZ Shortland Properties Inc.  7.500%
                    due 12-31-98 (27)                          7,459
                                                          ----------
                                                              83,567
                                                          ----------

                 TOTAL CONVERTIBLE DEBENTURES
                    (1.2%) (COST  $128,642)               $  144,817
                                                          ----------


     FACE                                                    MARKET
    AMOUNT               NON-CONVERTIBLE BONDS               VALUE
 -------------------------------------------------------------------
                 U.S. DOLLAR (6.6%)
   $50,000       Cemex SA 9.500%
                    due 09-20-01 (6)                       $  51,188
   150,000       Federal Republic Of Brazil 6.500%
                    due 04-15-06 (15)                        130,875
   343,000       Republic of Argentina FRB 6.625%
                    due 03-31-05 (15)                        298,839
   250,000       Republic of Venezuela  6.500%
                    due 12-18-07 (15)                        212,500
    50,000       PT Pabrik Kertas Tjiwi Kimia
                    13.250% due 08-01-01 (14)                 56,875
                                                           ---------
                 TOTAL NON-CONVERTIBLE BONDS
                    (6.6%) (COST  $630,447)                $ 750,277
                                                           ---------

OHIO NATIONAL FUND, INC.                                       December 31, 1996
SCHEDULE OF INVESTMENTS                  GLOBAL CONTRARIAN PORTFOLIO (CONTINUED)

    FACE                                                   MARKET
   AMOUNT                SHORT-TERM NOTES                   VALUE
--------------------------------------------------------------------
                FINANCE (9.4%)
 $500,000       American Express 5.500%
                   due 01-02-97                         $    499,924
  558,000       Merril Lynch  6.600%
                   due 01-02-97                              557,898
                                                        ------------
                                                           1,057,822
                                                        ------------
                CONSUMER GOODS (11.7%)
  540,000       AT&T Corp.  5.560%
                   due 01-02-97                              539,917
  540,000       General Electric Cap. Corp.
                   5.550%  due 01-03-97                      539,834
  243,000       General Electric Cap. Corp.
                   5.630%  due 01-21-97                      242,240
                                                        ------------
                                                           1,321,991
                                                        ------------
                OIL (4.7%)
  530,000       Exxon Imperial U.S.
                   5.900%  due 01-06-97                      529,563
                                                        ------------
                TOTAL SHORT-TERM NOTES
                   (25.8%) (COST $2,909,377)            $  2,909,376
                                                        ------------
                TOTAL HOLDINGS
                   (COST $10,605,415)(a)                $ 11,049,517
                                                        ============


(a) Also represents cost for Federal Income tax purposes.   FOREIGN CURRENCIES
*  Non-income producing securities.                      NZ - New Zealand Dollar
                                                         FF - French Franc
Industry Classifications
 (1)   Agriculture            (12)  Energy and Oil          (23)  Packaging
 (2)   Automotive             (13)  Food & Beverage         (24)  Paper
 (3)   Banking                (14)  Forest Products         (25)  Publishing
 (4)   Building Products      (15)  Governmental            (26)  Rail Equipment
 (5)   Capital Goods          (16)  Hotels                  (27)  Real Estate
 (6)   Cement                 (17)  Health Care             (28)  Retailing
 (7)   Chemicals              (18) Insurance                (29)  Services
 (8)   Computer Products      (19)  Machinery               (30)  Steel
 (9)   Consumer Products      (20)  Media                   (31)  Textile
(10)  Electrical Products     (21)  Metal (non-ferrous)     (32)  Transportation
(11)  Electronics             (22)  Mining                  (33)  Utilities
                                                            (34)  Miscellaneous

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.                                       DECEMBER 31, 1996
SCHEDULE OF INVESTMENTS                              AGGRESSIVE GROWTH PORTFOLIO

                                                      MARKET
     SHARES                COMMON STOCK                VALUE
----------------------------------------------------------------
                U.S. COMMON STOCKS:
                AEROSPACE (0.2%)
        275     Boeing Co.                               $29,253
                                                   -------------
                AUTOMOTIVE AND RELATED (1.2%)
      3,425   * Custom Chrome, Inc.                       68,928
        700     General Motors Corp.                      39,025
        750     Harley-Davidson, Inc.                     35,250
                                                   -------------
                                                         143,203
                                                   -------------
                BANKING (3.7%)
        675     BankAmerica Corp.                         67,331
      1,254     Chase Manhattan Corp.                    111,920
        425     First Bank System, Inc.                   29,006
      1,200     Household International, Inc.            110,700
      2,850     TCF Financial Corp.                      124,042
                                                   -------------
                                                         442,999
                                                   -------------
                BUSINESS SERVICES (5.2%)
        600   * Checkfree Corporation                     10,275
     13,575     Danka Business Systems PLC ADR           480,246
      2,050     Interim Services, Inc.                    72,775
        700     Manpower, Inc.                            22,750
      1,150     MoneyGram Payment Systems, Inc.           15,238
      1,250     Universal Outdoor Holdings, Inc.          29,375
                                                   -------------
                                                         630,659
                                                   -------------
                COMMERCIAL SERVICES (10.1%)
     13,398   * Accustaff, Inc.                          283,033
      4,150   * Consolidated Graphics, Inc.              232,400
     13,400     CUC International, Inc.                  318,250
      3,000     Getty Communications PLC ADR              45,000
      5,650   * Greenwich Air Services, Inc.             125,713
      3,300     Hexcel Corp.                              53,625
      6,800   * PIA Merchandising Services, Inc.          71,320
      1,100     Pittston Company Brinks Group             29,700
        850   * Vallen Corp.                              14,131
      1,500     Wilmar Industries, Inc.                   41,625
                                                   -------------
                                                       1,214,797
                                                   -------------
                COMPUTER AND RELATED (7.9%)
        150     America Online, Inc.                       4,988
      1,600     BroadVision, Inc.                         12,600
        750     Cisco Systems, Inc.                       47,719
      1,200     Computer Associates Intl. Inc.            59,700
      5,000     Creative Technology, Ltd.                 58,750
      2,000     IA Corporation                            11,750
      1,675     Intel Corp.                              219,320
      1,400     International Business Machines Corp.    211,400
      1,810   * McAfee Associates, Inc.                   79,640
        200   * Micro Systems, Inc.                        6,150
      2,260     National Techteam, Inc.                   45,200
      1,400     OneWave, Inc.                             10,938
        550     Phoenix International, Inc.                9,488
        600     Select Software Tools, Ltd. ADR           10,950
        900     Sterling Commerce, Inc.                   31,725
      2,837   * Sykes Enterprises, Inc.                  106,388
        750     TriTeal Corp.                             15,938
                                                   -------------
                                                         942,642
                                                   -------------

                                                      MARKET
    SHARES                 COMMON STOCK                VALUE
----------------------------------------------------------------
                COMMUNICATIONS (1.7%)
       700      American Radio Systems Corp., Cl. A      $19,075
        75      Ascend Communications, Inc.                4,659
       600      Cascade Communications Corp.              33,075
       700      Clear Channel Communications, Inc.        25,288
       600      Comcast Corp. Class A                     10,688
       550      Harmonic Lightwaves, Inc.                  8,456
     1,400      TeleCommunications, Inc. Cl. A            18,288
     1,200      U. S. West Inc. Media Group               22,200
     1,950      Young Broadcasting, Inc. Cl. A            57,038
                                                   -------------
                                                         198,766
                                                   -------------
                CONSUMER PRODUCTS (4.2%)
     7,775      McKesson Corp.                           435,400
       350      Newell Companies, Inc.                    11,025
       600      Philip Morris Companies, Inc.             67,716
                                                   -------------
                                                         514,141
                                                   -------------
                DRUGS (3.8%)
     1,900      Bergen Brunswig Corp. Cl. A               54,150
       350      Eli Lilly & Company                       25,550
    31,600      Foxmeyer Health Corp.                     51,350
    20,400      Halsey Drug Co., Inc.                    124,950
     5,095      Pharmacia & Upjohn, Inc.                 201,978
                                                   -------------
                                                         457,978
                                                   -------------
                ELECTRICAL EQUIPMENT (0.5%)
    10,150      Fedders Corp. Class A                     50,750
       400      Scientific-Atlanta, Inc.                   6,000
                                                   -------------
                                                          56,750
                                                   -------------
                ELECTRONICS (2.1%)
       400      Cypress Semiconductor, Inc.                5,650
     1,475      Harman International Industries, Inc.     82,046
       625      Motorola, Inc.                            38,359
       200      SDL, Inc.                                  5,250
       475      Sensormatic Electronics Corp.              7,956
       500      Texas Instruments, Inc.                   31,875
       650      Uniphase Corp.                            34,125
     2,500    * Universal Electronics Inc.                13,750
       375      U.S. Robotics, Inc.                       27,000
       225      Xerox Corp.                               11,856
                                                   -------------
                                                         257,868
                                                   -------------
                ENTERTAINMENT AND LEISURE (2.0%)
     4,425      Circus Circus Enterprises, Inc.          152,109
       825      Mattel, Inc.                              22,894
     1,425      SCP Pool Corp.                            29,569
       550      The Walt Disney Co.                       38,294
                                                   -------------
                                                         242,866
                                                   -------------
                FINANCE (3.4%)
     1,600      American Express Co.                      90,400
     2,750    * Associates First Capital Corp.           121,317
     1,025      Citicorp                                 105,575
     2,350      Mercury Finance Co.                       28,788
       700      MGIC Investment Corp.                     53,200
       500      The Quick and Reilly Group, Inc.          14,938
                                                   -------------
                                                         414,217
                                                   -------------


                                                     (continued)

OHIO NATIONAL FUND, INC.                                       DECEMBER 31, 1996
SCHEDULE OF INVESTMENTS                  AGGRESSIVE GROWTH PORTFOLIO (CONTINUED)

                                                      MARKET
     SHARES                COMMON STOCK                VALUE
-----------------------------------------------------------------
                FOOD AND RELATED (4.3%)
      2,400   * Casa Ole' Restaurants, Inc.              $22,200
      3,325   * Longhorn Steaks, Inc.                     62,746
      2,000     McDonald's Corp.                          90,500
     12,225   * Quality Dining, Inc.                     218,522
      5,200   * Rainforest Cafe, Inc.                    122,260
                                                   --------------
                                                         516,228
                                                   --------------
                FORESTRY AND PAPER PRODUCTS (0%)
        200     Buckeye Cellulose Corp.                    5,325
                                                   --------------
                HOTEL/LODGING (1.8%)
      3,400     Candlewood Hotel Co. Inc.                 32,725
        600     Hilton Hotels Corp.                       15,675
      2,350     LaQuinta Inns, Inc.                       44,944
      6,200     Red Roof Inns, Inc.                       96,159
        250     Signature Resorts, Inc.                    8,813
      1,400     Sholodge Inc.                             18,900
                                                   --------------
                                                         217,216
                                                   --------------
                HOUSING AND RELATED (0.8%)
      3,450     Diamond Home Services, Inc.               94,875
                                                   --------------
                INSURANCE (2.7%)
        350     Conesco, Inc.                             22,313
      9,825   * United Dental Care, Inc.                 298,121
                                                   --------------
                                                         320,434
                                                   --------------
                MANUFACTURING (0.6%)
      1,500     Applied Power, Inc.                       59,438
        150     Minnesota Mining & Manufacturing Co.      12,431
                                                   --------------
                                                          71,869
                                                   --------------
                MEDICAL AND RELATED (6.1%)
        100     American Healthcorp, Inc.                  1,163
      2,600   * Cohr, Inc.                                70,200
      2,250     Dentsply International, Inc.             106,875
      5,650   * FemRx, Inc.                               25,425
      2,125     Humana, Inc.                              40,641
      2,300     NCS Healthcare, Inc. Cl. A                66,988
        950     Omnicare, Inc.                            30,519
        700     Renal Treatment Centers, Inc.             17,850
      2,150     Sabratek Corp.                            34,131
        450   * Steris Corp.                              19,575
     10,000     Suburban Ostomy Supply Co., Inc.         137,500
      5,175   * Sybron International Corp.               170,775
                                                   --------------
                                                         721,641
                                                   --------------
                RETAIL (11.1%)
      3,950     Bacou USA, Inc.                           65,669
      8,250     Central Garden and Pet Co.               173,809
      3,718   * Consolidated Stores Corp.                119,457
      4,250   * Corporate Express, Inc.                  125,109
      2,850   * Federated Department Stores, Inc.         97,256
        200     Goodys Family Clothing, Inc.               3,575
      2,050     The Home Depot, Inc.                     102,756
     16,850   * Movie Gallery, Inc.                      219,062
      1,250   * MSC Industrial Direct Co., Inc. Cl. A     46,250
      9,375     OfficeMax, Inc.                           99,609
      2,150     Revco D.S., Inc.                          79,550
      2,250     Rite Aid Corp.                            89,438
      3,000     Stein Mart, Inc.                          60,750
      2,650     Zale Corp.                                50,703
                                                   --------------
                                                       1,332,993
                                                   --------------

                                                       MARKET
     SHARES                 COMMON STOCK                VALUE
 -----------------------------------------------------------------
                 OIL, ENERGY AND NATURAL GAS (15.9%)
        350      Barrett Resources Corp.                  $14,919
      1,350      Chesapeake Energy Corp.                   75,094
      1,600      Cooper Cameron Corp.                     122,686
        250      Enron Corp.                               10,781
     11,675    * Flores & Rucks, Inc.                     621,694
      2,100    * Global Marine, Inc.                       43,313
        500      Marine Drilling Co., Inc.                  9,844
      4,350      Nabors Industries, Inc.                   83,738
        600      National Oilwell, Inc.                    18,450
      8,250      Noble Drilling Corp.                     163,969
        475    * Nuevo Energy Co.                          24,700
      2,800      Oceaneering International, Inc.           44,237
      1,300      Rowan Companies, Inc.                     29,413
        350      Schlumberger, Ltd.                        34,956
      1,900      3DX Technologies, Inc.                    20,900
      1,825    * Triton Energy, Ltd.                       88,513
     17,200      Union Pacific Resources Group, Inc.      503,132
                                                    --------------
                                                        1,910,336
                                                    --------------
                 TELECOMMUNICATIONS (1.5%)
        850      Aware Inc.                                 8,606
      1,825      Belden, Inc.                              67,525
        925      Cincinnati Bell, Inc.                     57,004
      2,600    * Loral Space & Communications Ltd.         47,775
                                                    --------------
                                                          180,910
                                                    --------------
                 TRANSPORTATION (2.2%)
        500      Atlas Air, Inc.                           23,875
      1,150      Burlington Northern Santa Fe Corp.        99,331
      2,725    * Coach USA, Inc.                           79,025
      2,275    * Hub Group, Inc. Cl. A                     60,856
                                                    --------------
                                                          263,088
                                                    --------------
                 UTILITIES (0.2%)
        700      WICOR, Inc.                               25,113
                                                    --------------
                 TOTAL U.S.  (93.2%)
                    (COST  $10,659,963)               $11,206,163
                                                    --------------

    FACE                                               MARKET
   AMOUNT              REPURCHASE AGREEMENTS            VALUE
 -----------------------------------------------------------------
   $802,000      Provident Bank 6.000% due 01-02-97
                   repurchase price $802,267             $802,000
                   collateralized by U.S. Treasury  --------------
                   Notes, due 08-31-98 (cost $804,000)
                 TOTAL REPURCHASE AGREEMENTS (6.7%)
                    (COST  $802,000)                     $802,000
                                                    --------------

                                                       MARKET
     SHARES                   WARRANTS                  VALUE
 -----------------------------------------------------------------
         81      Laboratory Corp. of America                   $8
                                                    --------------
                 TOTAL WARRANTS (0.0%)
                    (COST  $189)                               $8
                                                    --------------
                 TOTAL HOLDINGS
                    (COST  $11,462,152) (A)           $12,008,171
                                                    ==============

 *Non-income producing securities.
 (a)  Also represents cost for Federal income tax purposes.

The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.                                       DECEMBER 31, 1996
NOTES TO FINANCIAL STATEMENTS

(1)      BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES
         Ohio National Fund, Inc. (Fund) is registered under the Investment Company Act of 1940 as amended (the "1940 Act"), as a diversified open-end management investment company. The Fund is a series investment company which consists of nine separate investment portfolios that seek the following investment objectives:

         EQUITY PORTFOLIO--long-term growth of capital by investing principally in common stocks or other equity securities. Current income is a secondary objective.

         MONEY MARKET PORTFOLIO--maximum current income consistent with preservation of capital and liquidity by investing in high quality money market instruments.

         BOND PORTFOLIO--high level of return consistent with preservation of capital by investing primarily in high quality intermediate and long-term debt securities.

         OMNI PORTFOLIO--high level of long-term total return consistent with preservation of capital by investing in stocks, bonds and money market instruments.

         INTERNATIONAL PORTFOLIO--long-term capital growth by investing primarily in common stocks of foreign companies.

         CAPITAL APPRECIATION PORTFOLIO--maximum capital growth by investing primarily in common stocks that are (1) considered to be undervalued or temporarily out of favor with investors, or (2) expected to increase in price over the short term.

         SMALL CAP PORTFOLIO-maximum capital growth by investing primarily in common stocks of small and medium size companies.

         GLOBAL CONTRARIAN PORTFOLIO--long-term growth of capital by investing in foreign and domestic securities believed to be undervalued or presently out of favor.

         AGGRESSIVE GROWTH PORTFOLIO--capital growth.

         The following is a summary of significant accounting policies:

         Investments in the Money Market Portfolio are valued at amortized cost in accordance with Rule 2a-7 which approximates market value. All net investment income of the Money Market Portfolio is declared and paid daily as a dividend to shareholders immediately before the computation of the net asset value of Money Market Portfolio shares. Dividends are automatically reinvested in additional Money Market Portfolio shares at the net asset value immediately following such computation. Distributions arising from net investment income from the remaining portfolios are declared and paid to shareholders quarterly and are recorded on the ex-dividend date. Distributions arising from accumulated net realized capital gains are recorded on the ex-dividend date and are distributed to shareholders at least once a year.

         For all other portfolios, securities which are traded on U.S. and foreign stock exchanges or in the over-the-counter markets are valued at the last sale price or, if there has been no sale that day, at the last bid price reported as of 4:00 p.m. Eastern time on each day the New York Stock Exchange is open for unrestricted trading. Over-the-counter securities are valued at the last bid price as of the close of trading on the Exchange. Short-term investments (investments with remaining maturities of 60 days or less) are valued at amortized cost and fixed income securities are valued by using market quotations, or independent pricing services which use prices provided by market makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. All investments and cash quoted in foreign currencies are valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the time of such valuation.

         Foreign currency exchange rates are generally determined prior to 4:00 p.m. Eastern time. Occasionally, events affecting the value of foreign investments and such exchange rates occur between the time at which they are determined and the time of valuation, which in the case of the International, Small Cap, Global Contrarian and Aggressive Growth Portfolios, would not be reflected in the computation of the portfolios' net asset value. If events materially affecting the value of such securities or currency exchange rates occurred during such time period, the securities are valued at their fair value as determined in good faith by or under the direction of the Fund's Board of Directors.

         In connection with purchases and sales of securities denominated in foreign currencies, the Fund may enter into forward foreign currency exchange contracts (forward contract). A forward contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. Additionally, the Fund may enter into such contracts to hedge certain other foreign currency denominated investments. These contracts are recorded at market value, and the related realized and unrealized foreign exchange gains and losses are included in the statement of operations. In the event that counterparties fail to settle these currency contracts or the related foreign security trades, the Fund could be exposed to foreign currency fluctuations.


                                                                     (continued)

     OHIO NATIONAL FUND, INC.                                  DECEMBER 31, 1996
     NOTES TO FINANCIAL STATEMENTS (Continued)

OHIO NATIONAL FUND, INC.                                       DECEMBER 31, 1996
NOTES TO FINANCIAL STATEMENTS

         Each portfolio other than the Money Market Portfolio, may (a) write call options traded on a registered national securities exchange if such portfolio owns the underlying securities subject to such options, and purchase call options for the purpose of closing out positions it has written, (b) purchase put options on securities owned, and sell such options in order to close its positions in put options, (c) purchase and sell financial futures and options thereon, and (d) purchase and sell financial index options; provided, however, that no option or futures contract shall be purchased or sold if, as a result, more than one-third of the total assets of the portfolio would be hedged by options or futures contracts, and no more than 5% of any portfolio's total assets, at market value, may be used for premiums on open options and initial margin deposits on futures contracts. Options are recorded at market value, and the related realized and unrealized gains and losses are included in the statement of operations. The portfolios making use of options bear the market risk of an unfavorable change in the price of any security underlying the options.

         The Fund may invest in two kinds of financial futures contracts: stock index futures contracts and interest rate futures contracts. Stock index futures contracts are contracts developed by and traded on national commodity exchanges whereby the buyer will, on a specified future date, pay or receive a final cash payment equal to the difference between the actual value of the stock index on the last day of the contract and the value of the stock index established by the contract multiplied by the specific dollar amount set by the exchange. Future contracts may be based on broad-based stock indexes such as the Standard & Poor's 500 Index or on narrow-based stock indexes. A particular index will be selected according to Ohio National Investments, Inc. ("ONI's"), the investment advisor to the Fund, investment strategy for the particular portfolio. The Fund may enter into such contracts to reduce the risk of fluctuation of portfolio securities values or to take advantage of expected market fluctuations.

         Securities transactions are recorded on a trade date basis. Dividend income is recognized on the ex-dividend date (except in the case of foreign securities in the International, Small Cap, Global Contrarian and Aggressive Growth Portfolios in which dividends are recorded as soon after the ex-dividend date as the fund becomes aware of such dividends), and interest income is accrued daily as earned. Net realized gain or loss on investments and foreign exchange transactions are determined the first in first out basis except in the case of the Aggresive Growth Portfolio in which the identified cost basis is used.

         The books and records of all the portfolios are maintained in U.S. dollars. Foreign currency amounts in the International, Small Cap, Global Contrarian and Aggressive Growth Portfolios are translated into U.S. dollars on the following basis:
         (1) market value of investments, other assets and liabilities -- at exchange rates prevailing at the end of the period.
         (2) purchases and sales of investments, income and expenses--at the rates of exchange prevailing on the respective dates of such transactions.

         Although the net assets and the market value of the portfolios are presented at the foreign exchange rates at the end of the period, the portfolios do not generally isolate the effect of fluctuations in foreign exchange rates from the effect of changes in the market price of the investments. However, the portfolios do isolate the effect of fluctuations in foreign exchange rates when determining the gain or loss upon sale or maturity of foreign-currency denominated debt obligations pursuant to Federal income tax regulations.

         Foreign investment and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and the U.S. Government. These risks, including re-evaluation of currency and future adverse political and economic developments, could cause investments and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and the U.S. Government.

         Each portfolio may acquire repurchase agreements from member banks of the Federal Reserve System which ONI deems creditworthy under guidelines approved by the Board of Directors, subject to the seller's agreement to repurchase such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the portfolio plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller, under a repurchase agreement, is required to maintain as collateral for the repurchase transaction securities in which the portfolio has a perfected security interest with a value not less than 100% of the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by the Fund's custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by the portfolio under the 1940 Act.

         It is the policy of the Fund to distribute to its shareholders substantially all of its taxable income, thus gaining relief from Federal income taxes under provisions of current tax regulations applicable to investment companies of this type. Accordingly, no provision for Federal income taxes has been made.

         The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.


                                                                     (continued)

OHIO NATIONAL FUND, INC.                                       DECEMBER 31, 1996
NOTES TO FINANCIAL STATEMENTS


         The gross unrealized appreciation and depreciation on investments in each portfolio as of December 31, 1996 were as follows:

                                                                   PORTFOLIO
                   ----------------------------------------------------------------------------------------------------------
                                                              INTER-        CAPITAL       SMALL         GLOBAL     AGGRESS.
                       EQUITY        BOND        OMNI        NATIONAL       APPREC.        CAP          CONTR.      GROWTH
                   ------------   ---------  ------------  ------------  -----------   -----------   ----------  ------------
Gross unrealized:
    Appreciation.. $ 84,862,855   $ 504,399  $ 36,938,067  $ 18,395,098  $ 4,059,993   $ 7,812,800   $  926,937  $ 1,137,106
    Depreciation..   (5,368,998)   (165,690)   (2,958,464)   (7,654,794)    (580,448)   (1,098,061)    (482,835)    (591,087)
Net unrealized
    Appreciation.. $ 79,493,857   $ 338,709  $ 33,979,603  $ 10,740,304  $ 3,479,545   $ 6,714,739   $  444,102  $   546,019

(2)      INVESTMENT TRANSACTIONS
         Purchases and sales of investment securities (excluding short-term securities) for the year ended December 31,1996 were as follows:

                                                     PORTFOLIO
                   ----------------------------------------------------------------------------------------------------------
                                                              INTER-       CAPITAL        SMALL        GLOBAL      AGGRESS.
                      EQUITY        BOND         OMNI        NATIONAL      APPREC.         CAP         CONTR.       GROWTH
                   ------------   ---------  ------------  ------------  -----------   -----------   ----------  ------------
Stocks & Bonds:
    Purchases ...  $40,170,942   $2,744,925  $24,425,154   $48,479,648   $39,244,357   $46,994,970   $4,970,439  $142,060,566
    Sales .......  $18,647,850   $  261,349  $11,310,895   $14,608,686   $ 8,449,211   $15,407,487   $1,089,054  $146,254,401
U.S. Government
Obligations:
    Purchases ...             -- $  474,406           --            --   $ 1,501,016            --           --  $  5,432,026
    Sales .......             -- $  300,000  $ 1,500,000            --            --            --           --  $  5,794,225


(3) INVESTMENT ADVISORY AGREEMENT, SUB-ADVISORY AGREEMENTS AND TRANSACTIONS WITH AFFILIATED PERSONS
         The Fund has an investment advisory agreement with ONI, a wholly owned subsidiary of Ohio National Life Insurance Company (ONLIC), under the terms of which ONI provides porfolio management and investment advice to the Fund and administers its other affairs, subject to the supervision of the Fund's Board of Directors. Prior to May 1, 1996 O.N. Investment Management Company served as the Fund's investment advisor. As compensation for its services to the Equity, Bond and Omni Portfolios, ONI is paid fees at an annual rate of 0.60% of the first $100 million of each of those Portfolios' net assets, 0.50% of the next $150 million, 0.45% of the next $250 million, 0.40% of the next $500 million, 0.30% of the next $1 billion and 0.25% of net assets over $2 billion. For the Money Market Portfolio, ONI is paid a fee at an annual rate of 0.30% of the first $100 million, 0.25% of the next $150 million, 0.23% of the next $250 million, 0.20% of the next $500 million and 0.15% of the net assets over $1 billion. However, as to the Money Market Portfolio, ONI is presently waiving any of its fees in excess of 0.25%. The amount waived in 1996 was $9,697. For the International and Global Contrarian Portfolios, ONI is paid fees at an annual rate of 0.90% of each of those Portfolio's average daily net asset value. ONI is paid fees at an annual rate of 0.80% of the average daily net assets value of each of the Capital Appreciation, Small Cap and Aggressive Growth Portfolios.

         ONI pays Societe Generale Asset Management Corporation (SGAM) fees at an annual rate of 0.75% of the International and Global Contrarian Portfolios' average daily net asset value for directing the investment and reinvestment of those Portfolios' assets pursuant to sub-advisory agreements between ONI and SGAM dated May 1, 1996. Under sub-advisory agreements dated May 1, 1996: (1) ONI pays T. Rowe Price Associates, Inc. (TRPA) a fee at an annual rate of 0.70% of the first $5 million, and 0.50% of average daily net asset value in excess of $5 million for directing the investment and reinvestment of the Capital Appreciation Portfolio's assets, and (2) ONI pays Founders Asset Management, Inc.
         (FAM) a fee at an annual rate of 0.65% of the first $75 million, 0.60% of the next $75 million, and 0.55% of average daily net asset value in excess of $150 million for directing the investment and reinvestment of the Small Cap Portfolio's assets, and (3) ONI pays Strong Capital Management, Inc. (SCM) a fee at an annual rate of 0.70% of the first $50 million and 0.50% of average daily net asset value in excess of $50 million for directing the investment and reinvestment of the Aggressive Growth Portfolio's assets.

         Each director who is not an officer of the Fund or an employee of ONI or its corporate affiliates is paid a quarterly retainer fee of $2,000 plus $400 for each meeting attended.


                                                                     (continued)

OHIO NATIONAL FUND, INC.                                       December 31, 1996
Notes to Financial Statements (Continued)


         The Fund's custodian, transfer agent and dividend paying agent was The Provident Bank, One East Fourth Street, Cincinnati, Ohio. The Provident Bank was also the custodian for those portfolios other than the International and Global Contrarian Portfolios. Effective January 1, 1997 American Data Services, Inc., 24 West Carver Street, Huntington, New York became the new transfer agent and dividend paying agent for the Fund. Also effective January 1, 1997 Star Bank, 425 Walnut Street, Cincinnati, Ohio, became the new custodian for those portfolios other than the International and Global Contrarian Portfolios. The custodian for the International and Global Contrarian Portfolios is Investors Fiduciary Trust Company, 127 West Tenth Street, Kansas City, Missouri. For International and Global Contrarian Portfolio assets held outside the United States, Star Bank and Investors Fiduciary Trust Company enters into subcustodial agreements, subject to approval by the Board of Directors.

(4)      DISTRIBUTIONS TO SHAREHOLDERS

         On January 2, 1997, the following dividends were paid from net investment income and net realized gains on investments to shareholders of record on December 31, 1996:

                              NET INVESTMENT INCOME

                                                             CAPITAL                             GLOBAL           AGGRESS.
     EQUITY             BOND               OMNI           APPRECIATION      INTERNATIONAL      CONTRARIAN          GROWTH
----------------  ----------------  ------------------  ----------------  ----------------  ----------------  ----------------
 PER               PER               PER                 PER               PER               PER               PER
SHARE  AGGREGATE  SHARE  AGGREGATE  SHARE    AGGREGATE  SHARE  AGGREGATE  SHARE  AGGREGATE  SHARE  AGGREGATE  SHARE  AGGREGATE
----------------  ----------------  ------------------  ----------------  ----------------  ----------------  ----------------
 .13    $903,508   .17    $338,373   .14    $1,014,424   .10    $295,609   .10    $882,310   .10     $92,076   .14    $172,523


                        NET REALIZED GAINS ON INVESTMENTS

                                                               CAPITAL                              GLOBAL
                         EQUITY              OMNI           APPRECIATION      INTERNATIONAL       CONTRARIAN
                  -----------------  ------------------  -----------------  -----------------  ----------------
                   PER               PER                   PER               PER                PER
                  SHARE   AGGREGATE  SHARE   AGGREGATE    SHARE  AGGREGATE  SHARE   AGGREGATE  SHARE  AGGREGATE
                  -----------------  ------------------  -----------------  -----------------  ----------------
                   .29   $2,116,393   .19    $1,460,737    .19    $553,830   .47   $4,130,538   .21    $203,560

         On January 30, 1997 an additional net realized gain on investments of $307,373 (.09 per share) was paid to the shareholders of record on January 29, 1997 in the Capital Appreciation Portfolio. For Federal income tax purposes, the Bond, Small Cap and Aggressive Growth Portfolios had capital loss carryovers of $82,701, $229,009 and $1,425,782 respectively, at December 31, 1996. If not offset by capital gains, $82,701 and $47,306 will expire in 2003 in the Bond and Aggressive Growth Portfolios respectively and $229,009 and $1,378,476 will expire in 2004 in the Small Cap and Aggressive Growth Portfolio respectively. The Board of Directors does not intend to authorize a distribution of any net realized gain for a portfolio until the capital loss carryover has been offset or expires.

(5)      CAPITAL SHARES TRANSACTIONS

         Capital share transactions for the years ended December 31, 1996 and 1995 were as follows:

                                         Equity                 Money Market                Bond                       Omni
                                ----------------------    ----------------------     --------------------    ----------------------
                                   1996         1995         1996         1995        1996         1995         1996         1995
                                ---------    ---------    ---------    ---------     -------      -------    ---------      -------
Capital shares
    issued on sales ..........  1,251,722    1,027,904    2,854,453    1,416,527     654,067      386,744    1,421,502      934,361
Capital shares issued
    on reinvested dividends ..    296,586      175,132       97,983       68,371     118,018       78,755      312,746      167,487
Capital shares redeemed ......    488,195      371,799    1,972,882    1,219,129     469,144      168,371      461,070      631,665


                                                                     (continued)

OHIO NATIONAL FUND, INC.                                        DECEMBER 31,1996
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                                                                                                       Global
                                     International         Capital Appreciation             Small Cap               Contrarian(a)
                                 ----------------------    ---------------------     ----------------------      -------------------
                                   1996         1995          1996         1995         1996         1995         1996         1995
                                   ----         ----          ----         ----         ----         ----         ----         ----
Capital shares
    issued on sales ..........   2,498,593    1,949,778    1,370,341     969,718     1,175,931      778,636      694,759     421,953
Capital shares issued
    on reinvested dividends ..     437,139      186,973      137,455      39,565        35,538        2,166       22,442       2,275
Capital shares redeemed ......     372,436      564,813      158,593      56,759        89,525       40,666      158,086      15,010

                                       Aggressive
                                        Growth(a)
                                    1996         1995
                                    ----         ----
                                   --------------------
Capital shares
    issued on sales ..........     849,211      337,342
Capital shares issued
    on reinvested dividends ..     124,213       12,046
Capital shares redeemed ......     114,532       11,183

(a)Commenced operations March 31, 1995

The Fund is authorized to issue 250,000,000 of its capital shares. 20,000,000 shares have been allocated to the Equity, Omni and International Portfolios, and 10,000,000 shares are allocated to each of the other portfolios. The remaining 60,000,000 shares are unallocated at this time.



(6)      COMMITMENTS
         As of December 31, 1996 the International and Global Contrarian Portfolios had entered into forward currency contracts, as set forth below summarized by currency:

                                                     INTERNATIONAL PORTFOLIO
 SETTLEMENT             CURRENCY TO BE             U.S. $ VALUE           CURRENCY TO BE         U.S. $ VALUE        UNREALIZED
DATES THROUGH             DELIVERED                 AT 12/31/96              RECEIVED             AT 12/31/96      GAIN      (LOSS)
-------------  --------------------------------   -------------  ------------------------------  ------------  ----------  ---------
  05/07/97         6,798,000        Swiss Franc      5,130,565    5,261,954         U.S. Dollar    5,261,954   $  131,389        --
  05/07/97           159,885        U.S. Dollar        159,885      211,000         Swiss Franc      159,245           --  $   (640)
  01/03/97         9,312,000      Deutsche Mark      6,046,753    6,268,411         U.S. Dollar    6,268,411      221,658        --
  01/03/97         5,979,811        U.S. Dollar      5,979,811    9,312,000       Deutsche Mark    6,046,753       66,942        --
  05/14/97        13,711,000      Deutsche Mark      8,979,044    8,945,073         U.S. Dollar    8,945,073           --   (33,971)
  01/10/97        54,098,000       French Franc     10,427,927   10,655,604         U.S. Dollar   10,655,604      227,677        --
  05/21/97        30,244,000       French Franc      5,873,759    5,872,931         U.S. Dollar    5,872,931           --      (828)
  01/17/97     1,125,000,000       Japanese Yen      9,704,969   10,579,224         U.S. Dollar   10,579,224      874,255        --
  01/17/97           267,189        U.S. Dollar        267,189   30,100,000        Japanese Yen      259,662           --   ( 7,527)
  05/28/97       461,050,000       Japanese Yen      4,051,050    4,215,631         U.S. Dollar    4,215,631      164,581        --
  03/17/97           350,000      New  Zealand$        248,220      243,495         U.S. Dollar      243,495           --    (4,725)
                                                  ------------                                    ----------   ----------  --------
                                                    56,869,172                                    58,507,983   $1,686,502  $(47,691)
                                                  ============                                    ==========   ==========  ========


                                                                     (continued)

OHIO NATIONAL FUND, INC.                                        DECEMBER 31,1996
NOTES TO FINANCIAL STATEMENTS (CONTINUED)


                                             GLOBAL CONTRARIAN PORTFOLIO
 SETTLEMENT          CURRENCY TO BE        U.S. $ VALUE      CURRENCY TO BE           U.S. $ VALUE     UNREALIZED
DATES THROUGH          DELIVERED            AT 12/31/96         RECEIVED              AT 12/31/96     GAIN    (LOSS)
-------------  -------------------------   ------------   ------------------------    -----------    -------  ------
   05/07/97        34,000    Swiss Franc       25,660      25,814      U.S. Dollar       25,814      $   154      --
   01/03/97       183,000  Deutsche Mark      118,831     121,624      U.S. Dollar      121,624        2,793      --
   01/03/97       117,511    U.S. Dollar      117,511     183,000    Deutsche Mark      118,831        1,320      --
   05/14/97       396,000  Deutsche Mark      259,332     259,827      U.S. Dollar      259,827          495      --
   01/10/97     2,112,000   French Franc      409,037     414,863      U.S. Dollar      414,863        5,826      --
   01/10/97        43,830    U.S. Dollar       43,830     226,000     French Franc       43,564           --   $(266)
   01/17/97    34,400,000   Japanese Yen      296,756     323,506      U.S. Dollar      323,506       26,750      --
   05/28/97    23,600,000   Japanese Yen      207,363     215,819      U.S. Dollar      215,819        8,456      --
   05/07/97       125,000  Dutch Guilder       72,925      72,506      U.S. Dollar       72,506                 (419)
                                            ---------                                 ---------      -------   -----
                                            1,551,245                                 1,596,354      $45,794   $(685)
                                            =========                                 =========      =======   =====


(7)  Financial Highlights

     The Financial Highlights on pages 2 to 5 of the prospectus are a part of these Financial Statements.

                            OHIO NATIONAL FUND, INC.
                          INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholders
Ohio National Fund, Inc.:

We have audited the accompanying statements of assets and liabilities and the schedules of investments of Ohio National Fund, Inc. (comprising, respectively, the Equity, Money Market, Bond, Omni, International, Capital Appreciation, Small Cap, Global Contrarian and Aggressive Growth Portfolios) as of December 31, 1996, and the related statements of operations, statements of changes in net assets and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996, by correspondence with the custodian and brokers, and where replies are not received, we carried out other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the portfolios comprising Ohio National Fund, Inc. as of December 31, 1996, and the results of their operations, the changes in their net assets and their financial highlights for each of the periods indicated herein, in conformity with generally accepted accounting principles.


                                                       KPMG PEAT MARWICK LLP


Cincinnati, Ohio
January 28, 1997

OHIO NATIONAL FUND, INC.
Core Growth Portfolio

Statement of Assets and Liabilities                             Statement of Operations
                                   June 30,1997 (Unaudited)                             January 2, 1997 to June 30, 1997 (Unaudited)

Assets:                                                         Investment income:
 Investments in securities at market                             Interest..............................                    $26,264
  value (note 1) ...........................     $6,863,613      Dividends.............................                        999
 Cash in bank ..............................            418                                                              ---------
 Receivable for fund shares sold............        146,081       Total investment income..............                     27,263
 Receivable for securities sold ............          7,725                                                              ---------
 Dividends and accrued interest receivable .            184     Expenses:
                                                 ----------      Management fees (note 3)..............                     21,079
  Total assets .............................      7,018,021      Custodian fees (note 3)...............                      1,677
                                                 ----------      Directors' fees ......................                        181
Liabilities:                                                     Professional fees.....................                        594
 Payable for securities purchased ..........         14,300      Other.................................                      3,062
 Payable for investment management                                                                                       ---------
  services (note 3) ........................          5,069       Total expenses.......................                     26,593
 Other accrued expenses ....................          1,810                                                              ---------
                                                 ----------       Net investment income................                       $670
  Total liabilities ........................         21,179                                                              =========
                                                 ----------     Realized and unrealized gain (loss) on investments:
Net assets at market value                       $6,996,842      Net realized loss from investments ...                  ($198,620)
                                                 ==========      Net increase in unrealized
Net assets consist of:                                            appreciation on investments .........                    569,401
 Par value, $1 per share ...................       $694,687                                                              ---------
 Paid-in capital in excess of par value ....      5,934,244        Net gain on investments.............                    370,781
 Accumulated undistributed net realized                                                                                  ---------
  loss on investments ......................       (198,620)       Net increase in net assets
 Net unrealized appreciation on investments.        569,401        from operations.....................                   $371,451
 Undistributed net investment loss .........         (2,870)                                                             =========
                                                 ----------
Net assets at market value                       $6,996,842
                                                 ==========
Shares outstanding..........................        694,687

Net asset value per share...................         $10.07
                                                 ==========





The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
Core Growth Portfolio

Statement of Changes in Net Assets
                       For the period from January 2, 1997 to June 30, 1997 (Unaudited)

From operations:
 Net investment income ...................................................        $670
 Realized loss on investments ............................................    (198,620)
 Unrealized gain on investments ..........................................     569,401
                                                                             ---------
   Net increase in assets from operations.................................     371,451
                                                                             ---------
Dividends and distributions to shareholders:
 Dividends declared ......................................................      (3,539)
                                                                             ---------
From capital share transactions (note 4):
 Received from shares sold ...............................................   7,401,466
 Received from dividends reinvested ......................................       3,539
 Paid for shares redeemed ................................................    (776,075)
                                                                             ---------
  Increase in net assets derived from capital share transactions             6,628,930
                                                                             ---------

    Increase in net assets ...............................................   6,996,842
                                                                             ---------
Net Assets:
 Beginning of period .....................................................           0
                                                                             ---------

 End of period (a) .......................................................   6,996,842
                                                                             =========

(a) Includes undistributed net investment loss of..........................     (2,870)
                                                                             =========

Financial Highlights
                       For the period from January 2, 1997 to June 30, 1997 (Unaudited)


Per share data:
Net asset value, beginning of period......................................      $10.00
Income from investment operations:
 Net investment income....................................................        0.00
 Net realized and unrealized gain on investments .........................        0.08
                                                                             ---------
  Total income from investment operations.................................        0.08
                                                                             ---------
Less distributions:
 Dividends declared ......................................................       (0.01)
                                                                             ---------
  Total distributions.....................................................       (0.01)
                                                                             ---------

Net asset value, end of period............................................      $10.07
                                                                             =========

Total return..............................................................        0.80%(c)

Ratios and supplemental data:
 Ratio of expenses to average net assets..................................        1.08%(b)
 Ratio of net investment income to average net assets.....................        0.27%(b)
Portfolio turnover rate...................................................       21.75%(c)
Average commission rate ..................................................        0.02 (d)

Net assets at end of period (millions)....................................        $7.0

(b) Annualized
(c) Calculated on an aggregate basis (not annualized)
(d) Represents the total dollar amount of commissions paid on equity security transactions divided by the total number of shares purchased and sold by the portfolio.


   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
Growth & Income Portfolio

Statement of Assets and Liabilities                           Statement of Operations
                                June 30, 1997 (Unaudited)                    January 2, 1997 to June 30, 1997 (Unaudited)

Assets:                                                       Investment income:
 Investments in securities at market                           Interest.....................................      $17,716
  value (note 1) ..............................$5,888,483      Dividends....................................       31,902
 Cash in bank .................................       694                                                        --------
 Receivable for fund shares sold...............   111,957       Total investment income.....................       49,618
 Receivable for securities sold ...............    81,707                                                        --------
 Dividends and accrued interest receivable ....    10,068     Expenses:
                                               ----------      Management fees (note 3).....................       15,014
  Total assets ................................ 6,092,909      Custodian fees (note 3)......................        1,766
                                               ----------      Directors' fees .............................          227
Liabilities:                                                   Professional fees............................          753
 Payable for securities purchased .............    23,078      Other........................................        3,763
 Payable for investment management                                                                               --------
  services (note 3) ...........................     3,840       Total expenses..............................       21,523
 Other accrued expenses .......................     2,758                                                        --------
                                               ----------       Net investment income.......................      $28,095
  Total liabilities ...........................    29,676                                                        ========
                                               ----------     Realized and unrealized gain (loss) on investments:
Net assets at market value                     $6,063,233      Net realized loss from investments ..........     ($94,673)
                                               ==========      Net increase in unrealized
Net assets consist of:                                          appreciation on investments ................      679,992
 Par value, $1 per share ......................  $538,167                                                        --------
 Paid-in capital in excess of par value ....... 4,939,713        Net gain on investments....................      585,319
 Accumulated undistributed net realized                                                                          --------
  loss on investments .........................   (94,673)       Net increase in net
 Net unrealized appreciation on investments ...   679,992        assets from operations.....................     $613,414
 Undistributed net                                                                                               ========
  investment income ...........................        34
                                               ----------
Net assets at market value                     $6,063,233
                                               ==========
Shares outstanding.............................   538,167

Net asset value per share......................    $11.27
                                               ==========





   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
Growth & Income Portfolio

Statement of Changes in Net Assets
                             For the period from January 2, 1997 to June 30, 1997 (Unaudited)


From operations:
 Net investment income .........................................................     $28,095
 Realized loss on investments...................................................     (94,673)
 Unrealized gain on investments.................................................     679,992
                                                                                   ---------
   Net increase in assets from operations.......................................     613,414
                                                                                   ---------

Dividends and distributions to shareholders:
 Dividends declared ............................................................     (28,061)
                                                                                   ---------

From capital share transactions (note 4):
 Received from shares sold .....................................................   5,813,588
 Received from dividends reinvested ............................................      28,061
 Paid for shares redeemed ......................................................    (363,769)
                                                                                   ---------
  Increase in net assets derived from capital share transactions                   5,477,880
                                                                                   ---------

    Increase in net assets .....................................................   6,063,233
                                                                                   ---------
Net Assets:
 Beginning of period ...........................................................           0
                                                                                   ---------

 End of period (a) .............................................................   6,063,233
                                                                                   =========

(a) Includes undistributed net investment income of.............................          34
                                                                                   =========

Financial Highlights
                             For the period from January 2, 1997 to June 30, 1997 (Unaudited)


Per share data:
Net asset value, beginning of period............................................      $10.00
Income from investment operations:
 Net investment income..........................................................        0.14
 Net realized and unrealized gain on investments ...............................        1.19
                                                                                   ---------
  Total income from investment operations.......................................        1.33
                                                                                   ---------
Less distributions:
 Dividends declared ............................................................       (0.06)
                                                                                   ---------
  Total distributions...........................................................       (0.06)
                                                                                   ---------

Net asset value, end of period..................................................      $11.27
                                                                                   =========

Total return....................................................................       13.34%(c)

Ratios and supplemental data:
 Ratio of expenses to average net assets........................................        1.10%(b)
 Ratio of net investment income to average net assets...........................        2.54%(b)
Portfolio turnover rate.........................................................       15.12%(c)
Average commission rate ........................................................        0.03 (d)

Net assets at end of period (millions)..........................................        $6.1

(b) Annualized
(c) Calculated on an aggregate basis (not annualized)
(d) Represents the total dollar amount of commissions paid on equity security transactions divided by the total number of shares purchased and sold by the portfolio.


   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
S&P 500 Portfolio

Statement of Assets and Liabilities                                Statement of Operations
                                      June 30, 1997 (Unaudited)                January 2, 1997 to June 30, 1997 (Unaudited)

Assets:                                                            Investment income:
 Investments in securities at market                                Interest................................... $   69,641
  value (note 1) .................................. $9,794,784      Dividends..................................     28,766
 Cash in bank .....................................        869                                                  ----------
 Receivable for fund shares sold...................    155,034       Total investment income...................     98,407
 Receivable for securities sold ...................     23,244                                                  ----------
 Dividends and accrued interest receivable ........      7,385     Expenses:
 Other ............................................    241,187      Management fees (note 3)...................     12,101
                                                    ----------      Custodian fees (note 3)....................      1,974
  Total assets .................................... 10,222,503      Directors' fees ...........................        341
                                                    ----------      Professional fees..........................      1,115
Liabilities:                                                        Other......................................      4,603
 Payable for securities purchased .................    270,052                                                  ----------
 Payable for investment management                                   Total expenses............................     20,134
  services (note 3) ...............................      3,022                                                  ----------
 Other accrued expenses ...........................      3,693       Net investment income.....................    $78,273
                                                    ----------                                                  ==========
  Total liabilities ...............................    276,767     Realized and unrealized gain on investments:
                                                    ----------      Net realized gain from investments ........   $436,803
Net assets at market value                          $9,945,736      Net increase in unrealized
                                                    ==========       appreciation on investments ..............    739,115
Net assets consist of:                                                                                          ----------
 Par value, $1 per share ..........................   $832,740        Net gain on investments..................  1,175,918
 Paid-in capital in excess of par value ...........  7,933,922                                                  ----------
 Accumulated undistributed net realized                               Net increase in net
  gain on investments .............................    436,803        assets from operations................... $1,254,191
 Net unrealized appreciation on investments........    739,115                                                  ==========
 Undistributed net
  investment income ...............................      3,156
                                                    ----------
Net assets at market value                          $9,945,736
                                                    ==========
Shares outstanding.................................    832,740

Net asset value per share..........................     $11.94
                                                    ==========





   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
S&P 500 Portfolio

Statement of Changes in Net Assets
                            For the period from January 2, 1997 to June 30, 1997 (Unaudited)

From operations:
 Net investment income .......................................................      $78,273
 Realized gain on investments.................................................      436,803
 Unrealized gain on investments...............................................      739,115
                                                                                 ----------
   Net increase in assets from operations.....................................    1,254,191
                                                                                 ----------
Dividends and distributions to shareholders:
 Dividends declared ..........................................................      (75,118)
                                                                                 ----------

From capital share transactions (note 4):
 Received from shares sold ...................................................    9,276,743
 Received from dividends reinvested ..........................................       75,118
 Paid for shares redeemed ....................................................     (585,198)
                                                                                 ----------
  Increase in net assets derived from capital share transactions                  8,766,663
                                                                                 ----------

    Increase in net assets ...................................................    9,945,736
                                                                                 ----------
Net Assets:
 Beginning of period .........................................................            0
                                                                                 ----------

 End of period (a) ...........................................................    9,945,736
                                                                                 ==========
(a) Includes undistributed net investment income of...........................        3,156
                                                                                 ==========
Financial Highlights
                            For the period from January 2, 1997 to June 30, 1997 (Unaudited)


Per share data:
Net asset value, beginning of period..........................................       $10.00
Income from investment operations:
 Net investment income........................................................         0.14
 Net realized and unrealized gain on investments .............................         1.91
                                                                                 ----------
  Total income from investment operations.....................................         2.05
                                                                                 ----------
Less distributions:
 Dividends declared ..........................................................        (0.11)
                                                                                 ----------
  Total distributions.........................................................        (0.11)
                                                                                 ----------

Net asset value, end of period................................................       $11.94
                                                                                 ==========

Total return..................................................................        20.58%(c)

Ratios and supplemental data:
 Ratio of expenses to average net assets......................................         0.61%(b)
 Ratio of net investment income to average net assets.........................         2.37%(b)
Portfolio turnover rate.......................................................        21.93%(c)
Average commission rate ......................................................         0.03 (d)

Net assets at end of period (millions)........................................         $9.9

(b) Annualized
(c) Calculated on an aggregate basis (not annualized)
(d) Represents the total dollar amount of commissions paid on equity security transactions divided by the total number of shares purchased and sold by the portfolio.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
Social Awareness Portfolio

Statement of Assets and Liabilities                              Statement of Operations
                                    June 30, 1997 (Unaudited)                 January 2, 1997 to June 30, 1997 (Unaudited)

Assets:                                                          Investment income:
 Investments in securities at market                              Interest.....................................    $3,586
  value (note 1) .................................$2,497,472      Dividends....................................    12,269
 Cash in bank ....................................        23                                                     --------
 Receivable for fund shares sold..................       370       Total investment income.....................    15,855
 Dividends and accrued interest receivable .......     2,394                                                     --------
                                                  ----------     Expenses:
  Total assets ................................... 2,500,259      Management fees (note 3).....................     6,240
                                                  ----------      Custodian fees (note 3)......................     1,347
Liabilities:                                                      Directors' fees .............................       137
 Payable for shares redeemed .....................         4      Professional fees............................       445
 Payable for investment management                                Other........................................     2,294
  services (note 3) ..............................     1,207                                                     --------
 Other accrued expenses ..........................     1,186       Total expenses..............................    10,463
                                                  ----------                                                     --------
  Total liabilities ..............................     2,397       Net investment income.......................    $5,392
                                                  ----------                                                     ========
Net assets at market value                        $2,497,862     Realized and unrealized gain on investments:
                                                  ==========      Net realized gain from investments ..........   $72,786
Net assets consist of:                                            Net increase in unrealized
 Par value, $1 per share .........................  $221,041       appreciation on investments ................   207,238
 Paid-in capital in excess of par value .......... 1,995,133                                                     --------
 Accumulated undistributed net realized                             Net gain on investments....................   280,024
  gain  on investments ...........................    72,786                                                     --------
 Net unrealized appreciation on investments.......   207,238        Net increase in net
 Undistributed net                                                  assets from operations.....................  $285,416
  investment income ..............................     1,664                                                     ========
                                                  ----------
Net assets at market value                        $2,497,862
                                                  ==========
Shares outstanding................................   221,041

Net asset value per share.........................    $11.30
                                                  ==========




The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
Social Awareness Portfolio

Statement of Changes in Net Assets
                        For the period from January 2, 1997 to June 30, 1997 (Unaudited)

From operations:
 Net investment income .....................................................     $5,392
 Realized gain on investments...............................................     72,786
 Unrealized gain on investments.............................................    207,238
                                                                              ---------
   Net increase in assets from operations...................................    285,416
                                                                              ---------
Dividends and distributions to shareholders:
 Dividends declared ........................................................     (3,730)
                                                                              ---------

From capital share transactions (note 4):
 Received from shares sold .................................................  2,235,386
 Received from dividends reinvested ........................................      3,730
 Paid for shares redeemed ..................................................    (22,940)
                                                                              ---------
  Increase in net assets derived from capital share transactions              2,216,176
                                                                              ---------

    Increase in net assets .................................................  2,497,862
                                                                              ---------
Net Assets:
 Beginning of period .......................................................          0
                                                                              ---------

 End of period (a) .........................................................  2,497,862
                                                                              =========
(a) Includes undistributed net investment income of.........................      1,664
                                                                              =========
Financial Highlights
                        For the period from January 2, 1997 to June 30, 1997 (Unaudited)


Per share data:
Net asset value, beginning of period........................................     $10.00
Income from investment operations:
 Net investment income......................................................       0.03
 Net realized and unrealized gain on
  investments and foreign currency transactions.............................       1.29
                                                                              ---------
  Total income from investment operations...................................       1.32
                                                                              ---------
Less distributions:
 Dividends declared ........................................................      (0.02)
                                                                              ---------
  Total distributions.......................................................      (0.02)
                                                                              ---------

Net asset value, end of period..............................................     $11.30
                                                                              =========

Total return................................................................      13.21%(c)

Ratios and supplemental data:
 Ratio of expenses to average net assets....................................       0.97%(b)
 Ratio of net investment income to average net assets.......................       0.50%(b)
Portfolio turnover rate.....................................................      30.48%(c)
Average commission rate ....................................................       0.04 (d)

Net assets at end of period (millions)......................................       $2.5

(b) Annualized
(c) Calculated on an aggregate basis (not annualized)
(d) Represents the total dollar amount of commissions paid on equity security transactions divided by the total number of shares purchased and sold by the portfolio.

The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
Strategic Income Portfolio

Statement of Assets and Liabilities                         Statement of Operations
                               June 30, 1997 (Unaudited)                January 2, 1997 to June 30, 1997 (Unaudited)

Assets:                                                     Investment income:
 Investments in securities at market                         Interest....................................   $46,851
  value (note 1) ............................$2,179,653      Dividends...................................    39,333
 Cash in bank ...............................       525                                                    --------
 Receivable for fund shares sold.............    24,483       Total investment income....................    86,184
 Dividends and accrued interest receivable ..    30,598                                                    --------
                                             ----------     Expenses:
  Total assets .............................. 2,235,259      Management fees (note 3)....................     8,045
                                             ----------      Custodian fees (note 3).....................     1,766
Liabilities:                                                 Directors' fees ............................       227
 Payable for investment management                           Professional fees...........................       743
  services (note 3) .........................     1,439      Other.......................................     3,456
 Other accrued expenses .....................     2,833                                                    --------
                                             ----------       Total expenses.............................    14,237
  Total liabilities .........................     4,272                                                    --------
                                             ----------       Net investment income......................   $71,947
Net assets at market value                   $2,230,987                                                    ========
                                             ==========     Realized and unrealized loss on investments:
Net assets consist of:                                       Net realized loss from investments .........   ($2,075)
 Par value, $1 per share ....................  $224,140      Net increase in unrealized
 Paid-in capital in excess of par value ..... 2,013,969       depreciation on investments ...............    (5,686)
 Accumulated undistributed net realized                                                                    --------
  loss on investments .......................    (2,075)       Net loss on investments...................    (7,761)
 Net unrealized depreciation on investments..    (5,686)                                                   --------
 Undistributed net                                             Net increase in net
  investment income .........................       639        assets from operations....................   $64,186
                                             ----------                                                    ========
Net assets at market value                   $2,230,987
                                             ==========

Shares outstanding...........................   224,140

Net asset value per share....................     $9.95
                                             ==========






The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
Strategic Income Portfolio

Statement of Changes in Net Assets
                        For the period from January 2, 1997 to June 30, 1997 (Unaudited)

From operations:
 Net investment income ....................................................     $71,947
 Realized loss on investments..............................................      (2,075)
 Unrealized loss on investments............................................      (5,686)
                                                                              ---------
   Net increase in assets from operations..................................      64,186
                                                                              ---------
Dividends and distributions to shareholders:
 Dividends declared .......................................................     (71,308)
                                                                              ---------

From capital share transactions (note 4):
 Received from shares sold ................................................   2,185,006
 Received from dividends reinvested .......................................      71,308
 Paid for shares redeemed .................................................     (18,205)
                                                                              ---------
  Increase in net assets derived from capital share transactions              2,238,109
                                                                              ---------

    Increase in net assets ................................................   2,230,987
                                                                              ---------
Net Assets:
 Beginning of period ......................................................           0
                                                                              ---------

 End of period (a) ........................................................   2,230,987
                                                                              =========

(a) Includes undistributed net investment income of........................         639
                                                                              =========

Financial Highlights
                        For the period from January 2, 1997 to June 30, 1997 (Unaudited)


Per share data:
Net asset value, beginning of period.......................................      $10.00
Income from investment operations:
 Net investment income.....................................................        0.34
 Net realized and unrealized loss on investments...........................       (0.05)
                                                                              ---------
  Total income from investment operations..................................        0.29
                                                                              ---------
Less distributions:
 Dividends declared .......................................................       (0.34)
                                                                              ---------
  Total distributions......................................................       (0.34)
                                                                              ---------

Net asset value, end of period.............................................       $9.95
                                                                              =========

Total return...............................................................        2.96%(c)

Ratios and supplemental data:
 Ratio of expenses to average net assets...................................        1.37%(b)
 Ratio of net investment income to average net assets......................        6.94%(b)
Portfolio turnover rate....................................................       68.92%(c)
Average commission rate ...................................................        0.03 (d)

Net assets at end of period (millions).....................................        $2.2

(b) Annualized
(c) Calculated on an aggregate basis (not annualized)
(d) Represents the total dollar amount of commissions paid on equity security transactions divided by the total number of shares purchased and sold by the portfolio.



   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
Stellar Portfolio

Statement of Assets and Liabilities                            Statement of Operations
                                  June 30, 1997 (Unaudited)                    January 2, 1997 to June 30, 1997 (Unaudited)

Assets:                                                        Investment income:
 Investments in securities at market                            Interest........................................   $20,939
  value (note 1) .............................. $2,388,238      Dividends.......................................    27,096
 Cash in bank .................................        941                                                        --------
 Dividends and accrued interest receivable ....      8,445       Total investment income........................    48,035
                                                ----------                                                        --------
  Total assets ................................  2,397,624     Expenses:
                                                ----------      Management fees (note 3)........................    10,381
Liabilities:                                                    Custodian fees (note 3).........................     1,766
 Payable for shares redeemed ..................        195      Directors' fees ................................       227
 Payable for investment management                              Professional fees...............................       743
  services (note 3) ...........................      1,941      Other...........................................     3,719
 Other accrued expenses .......................      2,919                                                        --------
                                                ----------       Total expenses.................................    16,836
  Total liabilities ...........................      5,055                                                        --------
                                                ----------       Net investment income .........................   $31,199
Net assets at market value                      $2,392,569                                                        ========
                                                ==========     Realized and unrealized gain (loss) on investments:
Net assets consist of:                                          Net realized loss from investments .............  ($12,147)
 Par value, $1 per share ......................   $230,419      Net increase in unrealized
 Paid-in capital in excess of par value .......  2,075,816       appreciation on investments ...................    98,355
 Accumulated undistributed net realized                                                                           --------
  loss on investments .........................    (12,147)       Net gain on investments.......................    86,208
 Net unrealized appreciation on investments ...     98,355                                                        --------
 Undistributed net investment income ..........        126        Net increase in net
                                                ----------        assets from operations........................  $117,407
Net assets at market value                      $2,392,569                                                        ========
                                                ==========

Shares outstanding.............................    230,419

Net asset value per share......................     $10.38
                                                ==========


The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
Stellar Portfolio

Statement of Changes in Net Assets
                      For the period from January 2, 1997 to June 30, 1997 (Unaudited)

From operations:
 Net investment income ...................................................    $31,199
 Realized loss on investments.............................................    (12,147)
 Unrealized gain on investments...........................................     98,355
                                                                            ---------
   Net increase in assets from operations.................................    117,407
                                                                            ---------
Dividends and distributions to shareholders:
 Dividends declared ......................................................    (31,073)
                                                                            ---------

From capital share transactions (note 4):
 Received from shares sold ...............................................  2,319,162
 Received from dividends reinvested ......................................     31,073
 Paid for shares redeemed ................................................    (44,000)
                                                                            ---------
  Increase in net assets derived from capital share transactions            2,306,235
                                                                            ---------

    Increase in net assets ...............................................  2,392,569
                                                                            ---------
Net Assets:
 Beginning of period .....................................................          0
                                                                            ---------

 End of period (a) .......................................................  2,392,569
                                                                            =========

(a) Includes undistributed net investment gain of.........................        126
                                                                            =========

Financial Highlights
                      For the period from January 2, 1997 to June 30, 1997 (Unaudited)


Per share data:
Net asset value, beginning of period......................................     $10.00
Income from investment operations:
 Net investment income....................................................       0.15
 Net realized and unrealized gain on investments .........................       0.37
                                                                            ---------
  Total income from investment operations.................................       0.52
                                                                            ---------
Less distributions:
 Dividends declared ......................................................      (0.14)
                                                                            ---------
  Total distributions.....................................................      (0.14)
                                                                            ---------

Net asset value, end of period............................................     $10.38
                                                                            =========

Total return..............................................................       5.31%(c)

Ratios and supplemental data:
 Ratio of expenses to average net assets..................................       1.57%(b)
 Ratio of net investment income to average net assets.....................       2.91%(b)
Portfolio turnover rate...................................................       8.20%(c)
Average commission rate ..................................................       0.13 (d)

Net assets at end of period (millions)....................................       $2.4

(b) Annualized
(c) Calculated on an aggregate basis (not annualized)
(d) Represents the total dollar amount of commissions paid on equity security transactions divided by the total number of shares purchased and sold by the portfolio.


   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
Relative Value Portfolio

Statement of Assets and Liabilities                          Statement of Operations
                                June 30, 1997 (Unaudited)              January 2, 1997 to June 30, 1997 (Unaudited)

Assets:                                                      Investment income:
 Investments in securities at market                          Interest..................................    $7,085
  value (note 1) ............................ $3,306,288      Dividends.................................    25,555
 Cash in bank ...............................         12                                                  --------
 Receivable for fund shares sold.............     54,484       Total investment income..................    32,640
 Dividends and accrued interest receivable ..      5,770                                                  --------
                                              ----------     Expenses:
  Total assets ..............................  3,366,554      Management fees (note 3)..................    10,784
                                              ----------      Custodian fees (note 3)...................     1,766
Liabilities:                                                  Directors' fees ..........................       227
 Payable for investment management                            Professional fees.........................       743
  services (note 3) .........................      2,299      Other.....................................     3,191
 Other accrued expenses .....................      2,652                                                  --------
                                              ----------       Total expenses...........................    16,711
  Total liabilities .........................      4,951                                                  --------
                                              ----------       Net investment income....................   $15,929
Net assets at market value                    $3,361,603                                                  ========
                                              ==========     Realized and unrealized gain on investments:
Net assets consist of:                                        Net realized gain from investments .......    $1,483
 Par value, $1 per share ....................   $290,712      Net increase in unrealized
 Paid-in capital in excess of par value .....  2,693,191       appreciation on investments .............   376,169
 Accumulated undistributed net realized                                                                   --------
  gain on investments .......................      1,483        Net gain on investments.................   377,652
 Net unrealized appreciation on investments .    376,169                                                  --------
 Undistributed net investment income ........         48        Net increase in net
                                              ----------        assets from operations..................  $393,581
Net assets at market value                    $3,361,603                                                  ========
                                              ==========

Shares outstanding...........................    290,712

Net asset value per share....................     $11.56
                                              ==========


The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
Relative Value Portfolio

Statement of Changes in Net Assets
                           For the period from January 2, 1997 to June 30, 1997 (Unaudited)

From operations:
 Net investment income ........................................................    $15,929
 Realized gain on investments..................................................      1,483
 Unrealized gain on investments................................................    376,169
                                                                                 ---------
   Net increase in assets from operations......................................    393,581
                                                                                 ---------
Dividends and distributions to shareholders:
 Dividends declared ...........................................................    (15,881)
                                                                                 ---------

From capital share transactions (note 4):
 Received from shares sold ....................................................  3,024,542
 Received from dividends reinvested ...........................................     15,881
 Paid for shares redeemed .....................................................    (56,520)
                                                                                 ---------
  Increase in net assets derived from capital share transactions                 2,983,903
                                                                                 ---------

    Increase in net assets ....................................................  3,361,603
                                                                                 ---------
Net Assets:
 Beginning of period ..........................................................          0
                                                                                 ---------

 End of period (a) ............................................................  3,361,603
                                                                                 =========

(a) Includes undistributed net investment income of............................         48
                                                                                 =========

Financial Highlights
                           For the period from January 2, 1997 to June 30, 1997 (Unaudited)


Per share data:
Net asset value, beginning of period...........................................     $10.00
Income from investment operations:
 Net investment income.........................................................       0.07
 Net realized and unrealized gain on investments...............................       1.55
                                                                                 ---------
  Total income from investment operations......................................       1.62
                                                                                 ---------
Less distributions:
 Dividends declared ...........................................................      (0.06)
                                                                                 ---------
  Total distributions..........................................................      (0.06)
                                                                                 ---------

Net asset value, end of period.................................................     $11.56
                                                                                 =========

Total return...................................................................      16.28%(c)

Ratios and supplemental data:
 Ratio of expenses to average net assets.......................................       1.31%(b)
 Ratio of net investment income to average net assets..........................       1.25%(b)
Portfolio turnover rate........................................................       3.21%(c)
Average commission rate .......................................................       0.26 (d)

Net assets at end of period (millions).........................................       $3.4

(b) Annualized
(c) Calculated on an aggregate basis (not annualized)
(d) Represents the total dollar amount of commissions paid on equity security transactions divided by the total number of shares purchased and sold by the portfolio.



   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
CORE GROWTH PORTFOLIO

Schedule of Investments                                June 30, 1997 (Unaudited)

    FACE                                              MARKET                                                             MARKET
   AMOUNT              REPURCHASE AGREEMENTS           VALUE           SHARES                 COMMON STOCK                VALUE
-----------------------------------------------------------------   ----------------------------------------------------------------
                 FINANCIAL (14.3%)                                                  CONSUMER PRODUCTS (1.6%)
     $978,000    Star Bank 5.250% due 07-01-97                             3,150  * Blyth Industries Inc.                   $106,313
                   repurchase price $978,143                                                                         ---------------
                   collateralized by GNMA certificates                              DRUGS (5.2%)
                   due 01-20-24 (cost $978,000)         $978,000           2,500  * Dura Pharmacy                             99,688
                                                   -------------             700    Eli Lilly                                 76,519
                 TOTAL REPURCHASE AGREEMENTS                               3,700  * Parexel International                    117,475
                   (14.3%)  (COST $978,000)             $978,000             900  * Quintiles Transnational Corp.             62,662
                                                   --------------                                                    ---------------
                                                                                                                             356,344
                                                                                                                     ---------------
                                                      MARKET                        DURABLE GOODS (0.3%)
   SHARES                  COMMON STOCK                VALUE               1,100  * Comfort Systems                           17,188
-----------------------------------------------------------------                                                    ---------------
                 AUTOMOTIVE AND RELATED (2.5%)
        1,600    Harley Davidson                         $76,700                    ELECTRICAL EQUIPMENT (4.9%)
        6,100  * Miller Industries Inc.                   97,600           1,900  * Altera Corp.                              95,950
                                                   --------------          1,700    Linear Tech                               87,975
                                                         174,300           3,200  * Microchip Technology                      95,200
                                                   --------------          1,700  * Thermo Electronics                        58,438
                 BUSINESS SERVICES (15.4%)                                                                           ---------------
        2,500  * Accustaff Inc.                           59,219                                                             337,563
        2,800  * Apollo Group                             98,700                                                     ---------------
        2,600  * Corrections Corp.                       103,350                  ENTERTAINMENT AND LEISURE (1.0%)
        3,000  * CUC International Inc.                   77,438           2,100  * Regal Cinemas                             69,300
        3,700  * Cambridge Technology Partners           118,400                                                     ---------------
        3,400  * Gartner Group                           122,187                    FINANCIAL SERVICES (4.0%)
        1,200  * HFS Inc.                                 69,600           1,800    Associates First Capital Co.              99,900
        2,200  * Romac International Inc.                 72,050           1,200  * Seacor Smit Inc.                          62,775
        1,100  * RWD Technologies                         18,975           3,800    The Money Store                          109,013
        5,400  * Sitel Corp.                             111,375                                                     ---------------
        4,500  * Teletech Holdings                       117,281                                                             271,688
        2,900  * US Office Products Corp.                 88,631                                                     ---------------
                                                   --------------                   HOTEL/LODGING (1.1%)
                                                       1,057,206           1,100  * Capstar Hotel Co.                         35,200
                                                   --------------          1,100  * Signature Resorts                         38,019
                                                                                                                     ---------------
                                                                                                                              73,219
                 COMMUNICATIONS (6.8%)                                                                               ---------------
        3,000  * ADC Telecommunications                  100,125                    INDUSTRIAL SERVICES (2.9%)
        2,100  * Advanced Fibre Communications           126,788           2,200  * United States Filter Corp.                59,950
        2,900  * LCI International                        63,437           2,100  * USA Waste Services Inc.                   81,113
        3,700  * Pairgain                                 57,350           1,400  * UTD Waste                                 57,400
        1,900  * Tellabs Inc.                            106,163                                                     ---------------
          900  * Videoserver Inc.                         11,925                                                             198,463
                                                   -------------                                                     ---------------
                                                         465,788                   MACHINERY (1.7%)
                                                   --------------          1,600  * Applied Material                         113,300
                                                                                                                     ---------------
                 COMPUTER AND RELATED (22.8%)
        2,800  * Aspen Technology                        105,350                    MEDIA AND PUBLISHING (1.8%)
        1,900  * CDW Computer Centers Inc.               100,819           2,000  * Clear Channel Communications             123,000
          900  * Cognex Corp.                             23,850                                                     ---------------
        1,100  * Computer Sciences Corp.                  79,338                    MEDICAL AND RELATED (9.3%)
          300  * Dell Computers                           35,231             300  * Gulf Southern Medical                      5,850
        2,300  * Electronics for Imaging                 108,675           3,600  * Health Management Associates             102,600
        1,600    HBO & Co.                               110,200           4,200  * Healthsouth Corp.                        104,737
        2,700  * HNC Software                            102,937           2,300  * NCS Healthcare                            69,862
          400    Intel Inc.                               56,725           3,000    Omnicare Inc.                             94,125
          500  * International Network Services           13,000           1,400  * Oxford Health                            100,450
        2,200  * Manugistics Inc.                         97,900           3,100  * Phycor Inc.                              106,756
        1,700  * McAffe Associates                       107,312           2,600  * Physician Sales                           49,400
          400  * MicroTouch Inc.                           9,200                                                     ---------------
        2,000  * Parametric Technology Corp.              85,125                                                             633,780
        2,400  * Remedy Corp.                             96,000                                                     ---------------
        2,000  * Rational Software Corp.                  33,625             OIL, ENERGY AND NATURAL GAS (0.8%)
        2,200  * Security Dynamics                        81,125           1,800  * Varco International                       58,050
        2,300  * Sterling Commercial                      75,612                                                     ---------------
        3,250  * Scopus Technology                        72,719
        2,300  * Synopsys Inc.                            84,525
        1,200  * Visio Software                           84,600
                                                   --------------
                                                       1,563,868
                                                   --------------

OHIO NATIONAL FUND, INC.
CORE GROWTH PORTFOLIO

Schedule of Investments                                June 30, 1997 (Unaudited)


                                                      MARKET
   SHARES                  COMMON STOCK                VALUE
-----------------------------------------------------------------
                 RETAIL (0.6%)
        1,700  * West Marine                              43,775
                                                   --------------

                 TEXTILES AND RELATED (2.7%)
        1,300  * Jones Apparel                            62,075
          600  * Ralph Lauren                             16,425
          400    St. John Knits                           21,600
        2,100  * Tommy Hilfiger                           84,393
                                                   --------------
                                                         184,493
                                                   --------------
                 TRANSPORTATION (0.5%)
        1,400  * Eagle USA Air Freight                    37,975
                                                   --------------

                 TOTAL COMMON STOCK
                    (85.9%) (COST $5,316,211)          5,885,613
                                                   --------------

                 TOTAL HOLDINGS
                   (COST $6,294,211) (a)              $6,863,613
                                                   ==============


(a)  Also represents cost for Federal income tax purposes.
*  Non-income producing security.


   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
RELATIVE VALUE PORTFOLIO

Schedule of Investments                                June 30, 1997 (Unaudited)

    FACE                                              MARKET                                                             MARKET
   AMOUNT              REPURCHASE AGREEMENTS           VALUE           SHARES                 COMMON STOCK                VALUE
-----------------------------------------------------------------   ----------------------------------------------------------------
                 FINANCIAL (23.0%)                                                  DRUGS (11.3%)
     $757,000    Star Bank 5.250% due 07-01-97                             1,000    American Home Products Corp.             $76,500
                   repurchase price $757,110                               1,100    Bristol Myers Squibb Co.                  89,100
                   collateralized by GNMA certificates                       750    Merck & Co. Inc.                          77,625
                   due 01-20-24 (cost $755,000)         $757,000           1,400    Smithkline Beecham PLC ADR               128,275
                                                                                                                     ---------------
                                                                                                                             371,500
                                                                                                                     ---------------
                 TOTAL REPURCHASE AGREEMENTS                                        ELECTRICAL EQUIPMENT (3.2%)
                   (23.0%) (COST $757,000)              $757,000           1,000    General Electric Co.                      65,375
                                                     -----------           1,000    Johnson Controls Inc.                     41,063
                                                                                                                     ---------------
                                                                                                                             106,438
                                                      MARKET                                                         ---------------
   SHARES                  COMMON STOCK                VALUE
-----------------------------------------------------------------                   FINANCIAL SERVICES (2.5%)
                 AEROSPACE (6.6%)                                            550    American Express Co.                      40,975
        1,000    Allied Signal Inc.                      $84,000           1,000    Lehman Brothers Holdings Inc.             40,500
          900    Lockheed Martin Corp.                    93,206                                                     ---------------
          800    Raytheon Co.                             40,800                                                              81,475
                                                   --------------                                                    ---------------
                                                         218,006                    INSURANCE SERVICES (4.7%)
                                                   --------------            300    American Bankers Ins. Group Inc.          18,975
                 AUTOMOTIVE & RELATED (3.1%)                                 450    Cincinnati Financial Corp.                35,550
          700    General Motors Corp.                     38,981           1,000    Ohio Casualty Corp.                       44,000
        1,000    Goodyear Tire & Rubber Co.               63,313             900    Travelers Group Inc.                      56,756
                                                   --------------                                                    ---------------
                                                         102,294                                                             155,281
                                                   --------------                                                    ---------------
                 BANKING (5.6%)                                                     OIL, ENERGY & NATURAL GAS (7.2%)
          250    Citicorp                                 30,141           1,200    Mobil Corp.                               83,850
          500    Corestates Financial Corp.               26,875           1,400    Royal Dutch Petrolum                      76,125
          400    First Financial Bancorp                  16,100             700    Texaco Inc.                               76,125
          700    Mellon Bank Corp.                        31,587                                                     ---------------
          250  * National Australia Bank Ltd. ADR         17,828                                                             236,100
          500    Nationsbank Corp.                        32,250                                                     ---------------
          800    Signet Banking Corp.                     28,800                    RETAIL (3.5%)
                                                   --------------          1,000    JC Penney Inc.                            52,188
                                                         183,581           1,200    Sears Roebuck & Co.                       64,500
                                                   --------------                                                    ---------------
                                                                                                                             116,688
                                                                                                                     ---------------
                 CHEMICALS (2.6%)                                                   TRANSPORTATION & EQUIPMENT (1.2%)
        1,000    Dow Chemical Co.                         87,125             200    Burlington Northern Santa Fe Corp.        17,975
                                                   --------------            400    Canadian Pac. Ltd. New                    11,375
                                                                             400    Comair Holdings inc.                      11,075
                 COMMUNICATIONS (4.7%)                                                                               ---------------
        2,000    AT&T Corp.                               70,125                                                              40,425
          800    Cable & Wireless Co. ADR                 22,350                    UTILITIES (2.7%)                 ---------------
          500    Motorola Inc.                            38,000             900    GPU Inc.                                  32,287
          500    Vodafone Group PLC ADR                   24,219           1,300    GTE Corp.                                 57,037
                                                   --------------                                                    ---------------
                                                         154,694                                                              89,324
                                                   --------------                                                    ---------------
                 COMPUTER & RELATED (7.7%)                                          TOTAL COMMON STOCK (77.3%)
          900    Intel Corp.                             127,631                      (COST $2,173,118)                   $2,549,288
        1,400    International Business Machines         126,263                                                     ---------------
                                                   --------------
                                                         253,894
                                                   --------------                   TOTAL HOLDINGS
                 CONSUMER PRODUCTS (10.7%)                                            (COST $2,930,118) (A)               $3,306,288
        1,000    Fortune Brands                           37,313                                                     ===============
        1,000  * Gallaher Group PLC ADR                   18,437
          900    Gillette Co.                             85,275
        1,900    Phillip Morris Cos. Inc.                 84,313
          900    Procter & Gamble Co.                    127,125
                                                   --------------
                                                         352,463
                                                   --------------


*Non-income producing securities.
(a) Also represents cost for Federal income tax purposes.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
STRATEGIC INCOME PORTFOLIO

Schedule of Investments                                June 30, 1997 (Unaudited)

    FACE                                              MARKET                                                            MARKET
   AMOUNT              REPURCHASE AGREEMENTS           VALUE           SHARES               COMMON STOCK                VALUE
-----------------------------------------------------------------   ---------------------------------------------------------------
                 FINANCIAL (4.2%)                                                 AUTOMOTIVE & RELATED (0.6%)
      $91,000    Star Bank 5.250% due 07-01-97                               250  General Motors Corp.                     $13,922
                   repurchase price $91,013                                                                         ---------------
                   collateralized by GNMA certificates                            FINANCIAL (1.3%)
                   due 01-20-24 (Cost $95,000)           $91,000           2,000  Dynex Capital Inc.                        27,875
                                                   --------------

                 TOTAL REPURCHASE AGREEMENTS                                      HOTEL/LODGING (3.2%)
                   (4.2%) (COST $91,000)                 $91,000           4,600  Winston Hotels Inc.                       69,288
                                                   --------------                                                   ---------------

    FACE                                              MARKET                      TOTAL COMMON STOCK
   AMOUNT             LONG-TERM BONDS & NOTES          VALUE                        (5.1%)  (COST $106,266)               $111,085
-----------------------------------------------------------------                                                   ---------------
                 GOVERNMENT (17.4%)
     $269,815    FNMA  9.000%  04-01-16                 $284,487                             CLOSED-END                 MARKET
       91,773    FNMA  7.250%  02-25-17                   92,202       SHARES           INVESTMENT COMPANIES            VALUE
                                                   --------------   ---------------------------------------------------------------
                                                         376,689
                                                   --------------          6,900  First Commonwealth Fund                  $84,525
                 BANKING (2.0%)                                            8,500  Kleinwort Benson Australian Fund          76,500
       45,000    Nationsbank Corp.                                                                                  ---------------
                   6.375%  02-21-06                       42,697                                                           161,025
                                                   --------------                                                   ---------------

                                                                                  TOTAL INVESTMENT COMPANIES
                                                                                    (7.4%) (COST $162,217)                $161,025
                 CONSUMER PRODUCTS (4.7%)                                                                           ---------------
      100,000    Phillip Morris Co.
                   7.125%  08-15-02                      100,880                             REAL ESTATE                MARKET
                                                   --------------      SHARES             INVESTMENT TRUSTS             VALUE
                                                                    ---------------------------------------------------------------
                 FINANCIAL SERVICES (4.6%)                                 1,000  Federal Realty Investment                $27,000
      100,000    Lehman Brothers Holdings                                  3,300  LTC Properties Inc.                       59,813
                   7.125%  09-15-03                      100,005           2,300  Omega Healthcare Investments              75,181
                                                   --------------          3,400  Summit Properties Inc.                    70,125
                                                                           2,500  Thornburg Mtg. Asset Corp.                53,750
                                                                                                                    ---------------
                 FORESTRY & PAPER PRODUCTS (1.4%)                                                                          285,869
       30,000    International Paper Co.                                                                            ---------------
                    7.625%  01-15-07                      31,219
                                                   --------------                 TOTAL REAL ESTATE INVEST. TRUSTS
                                                                                    (13.2%) (COST $293,757)               $285,869
                                                                                                                    ---------------
                 MEDICAL & RELATED (2.5%)
       50,000    Columbia/HCA Healthcare                                                                                MARKET
                   8.700%  02-10-10                       55,129       SHARES              PREFERRED STOCK              VALUE
                                                   --------------   ---------------------------------------------------------------
                                                                                  FINANCIAL SERVICES (6.4%)
                                                                           3,000  Enron Capital Trust Pfd.                 $76,312
                 OIL, ENERGY & NATURAL GAS (10.6%)                         2,500  Travelers Cap Pfd.                        63,125
      100,000    Noble Affiliates, Inc.                                                                             ---------------
                   8.000%  04-01-27                      103,108                                                           139,437
       27,000    Occidental Petroleum                                                                               ---------------
                   10.125%  09-15-09                      33,217
       75,000    Transcanada Pipeline                                             OIL, ENERGY & NATURAL GAS (3.0%)
                   9.875%  01-01-21                       92,447           3,000  Atlantic Richfield Co. Pfd.               64,500
                                                   --------------                                                   ---------------
                                                         228,772
                                                   --------------                 REAL ESTATE & LEASING (2.9%)
                 REAL ESTATE & LEASING (4.4%)                              2,500  Kimco Realty Corp. Pfd. 8.500%            62,968
       95,000    Meditrust NT                                                                                       ---------------
                   7.600%  07-15-01                       96,028
                                                   --------------
                                                                                  TOTAL PREFERRED STOCK
                                                                                    (12.3%)  (COST $267,020)              $266,905
                 RETAIL (3.7%)                                                                                      ---------------
       75,000    JC Penney Inc.
                   9.450%  07-15-02                       80,870
                                                   --------------                 TOTAL HOLDINGS
                                                                                    (COST $2,185,339) (a)               $2,179,653
                                                                                                                    ===============
                 UTILITIES (7.0%)
      100,000    Duke Power Co.
                   7.875%  05-01-24                      101,507
       50,000    GTE Corp.
                   7.830%  05-01-23                       49,973
                                                   --------------
                                                         151,480
                                                   --------------          (a) Also represents cost for Federal income tax purposes.
                 TOTAL LONG-TERM BONDS & NOTES
                   (58.3%)  (COST $1,265,079)         $1,263,769
                                                   --------------          The accompanying notes are an integral
                                                                           part of these finanical statements.

OHIO NATIONAL FUND, INC.
STELLAR PORTFOLIO


Schedule of Investments                                June 30, 1997 (Unaudited)

    FACE                                              MARKET                                                             MARKET
   AMOUNT              REPURCHASE AGREEMENTS           VALUE           SHARES              U.S. COMMON STOCK              VALUE
-----------------------------------------------------------------   ----------------------------------------------------------------
                 FINANCIAL (20.2%)                                                DURABLE GOODS (0.2%)
     $481,000    Star Bank 5.250%  07-01-97                                130    Snap On Inc.                              $5,119
                   repurchase price $481,070                                                                       ---------------
                   collateralized by GNMA certificates                            ELECTRICAL EQUIPMENT (1.0%)
                   due 01-20-24 (Cost $480,000)         $481,000           200    Johnson Controls Inc.                      8,213
                                                   --------------          125    Sony Corp.                                11,000
                                                                           100    Thomas & Betts Corp.                       5,256
                 TOTAL REPURCHASE AGREEMENTS                                                                       ---------------
                    (20.2%) (COST $481,000)             $481,000                                                            24,469
                                                   --------------                                                  ---------------
                                                                                  FINANCIAL SERVICES (1.7%)
    FACE                                              MARKET               450    American Express Co.                      33,525
   AMOUNT             LONG-TERM BONDS & NOTES          VALUE               150    Dean Whitter Discover                      6,459
-----------------------------------------------------------------                                                  ---------------
                                                                                                                            39,984
                 GOVERNMENT (8.7%)                                                                                 ---------------
      $50,000    US Treasury Bond                                                 FOOD AND RELATED (0.8%)
                   7.500%  11-15-16                      $53,453           300    Flemming Cos.                              5,400
       50,000    US Treasury Note                                           75    General Mills Inc.                         4,884
                   6.250%  07-31-98                       50,234           150    Pepsico Inc.                               5,634
       50,000    US Treasury Note                                          100    Sara Lee Corp.                             4,163
                   6.750%  05-31-99                       50,594                                                   ---------------
       50,000    US Treasury Note                                                                                           20,081
                   7.250%  05-15-04                       52,125                                                   ---------------
                                                   --------------                 HOTELS/LODGING (0.2%)
                                                         206,406           200    Hilton Hotels Corp.                        5,313
                                                   --------------                                                  ---------------

                 TOTAL LONG-TERM BONDS & NOTES                                    HOUSING, FURNITURE & RELATED (0.3%)
                   (8.7%) (COST $206,945)               $206,406           200    Sherwin Williams Co.                       6,175
                                                   --------------                                                  ---------------

                                                                                  INDUSTRIAL SERVICES (0.8%)
                                                      MARKET               130    Ecolab Inc.                                6,207
   SHARES                U.S. COMMON STOCK             VALUE               200    Parker Hannifin Corp.                     12,138
-----------------------------------------------------------------                                                  ---------------
                                                                                                                            18,345
                 BANKING (1.9%)                                                                                    ---------------
          100    Bankamerica Corp.                        $6,456                  INSURANCE SERVICES (0.7%)
          100    Charter One Financial Inc.                5,387           112    AON Corp.                                  5,796
          150    First Financial Bancorp                   6,038            75    ITT Hartford                               6,206
          100    First USA Inc.                            5,647           100    Ohio Casualty Corp.                        4,400
          130    Fleet Financial                           8,223                                                   ---------------
           50    Household Financial                       5,872                                                            16,402
          100    US Bancorp                                6,413                                                   ---------------
                                                   --------------                 MACHINERY (0.4%)
                                                          44,036           200    Paccar Inc.                                9,288
                                                   --------------                                                  ---------------
                 BUSINESS SERVICES (0.2%)
          150    Deluxe Corp.                              5,119
                                                   --------------                 MEDIA & PUBLISHING (0.2%)
                                                                           100    Times Mirror Co.                           5,525
                 CHEMICALS (0.4%)                                                                                  ---------------
          100    Dow Chemical Co.                          8,713
                                                   --------------                 MEDICAL & RELATED (0.9%)
                 COMMUNICATIONS (0.2%)                                     200  * Quorum Health Group                        7,150
          150    MCI Communications Corp.                  5,742           150  * Sofamore/Danek Group Inc.                  6,862
                                                   --------------          225  * Tenet Healthcare Corp.                     6,652
                                                                                                                   ---------------
                                                                                                                            20,664
                 COMPUTER & RELATED (2.0%)                                                                         ---------------
          300  * Cisco Systems Inc.                       20,137                  METALS AND MINING (0.6%)
          175    Intel Corp.                              24,817           175    AK Steel Holding Corp.                     7,722
          100  * Seagate Technology                        3,519           100    Aluminum Company of America                7,538
                                                   --------------                                                  ---------------
                                                          48,473                                                            15,260
                                                   --------------                                                  ---------------
                 CONSUMER PRODUCTS (0.2%)                                         OIL, ENERGY & NATURAL GAS (2.6%)
          200    Alberto Culver Co. Cl. B                  5,600           475  * BJ Services Co.                           25,472
                                                   --------------          100  * Ensco International Inc.                   5,275
                                                                           300  * Global Marine Inc.                         6,975
                 DRUGS (0.4%)                                              125    Lyondell Petrochemical Co.                 2,727
           75    Warner Lambert Co.                        9,319           200  * Rowan Cos. Inc.                            5,637
                                                   --------------          100    Texaco Inc.                               10,875
                                                                           125    Unocal Corp.                               4,852
                                                                                                                   ---------------
                                                                                                                            61,813
                                                                                                                   ----------------

OHIO NATIONAL FUND, INC.
STELLAR PORTFOLIO


Schedule of Investments                                June 30, 1997 (Unaudited)

                                                      MARKET                                   CLOSED-END                MARKET
   SHARES                U.S. COMMON STOCK             VALUE           SHARES             INVESTMENT COMPANIES            VALUE
-----------------------------------------------------------------   ----------------------------------------------------------------
                 RETAIL (2.1%)                                               500    Argentina Fund Inc.                       $7,375
          100    American Stores Co.                      $4,938             300    Brazil Fund Inc.                           9,225
          125    Dayton Hudson Corp.                       6,648             800    Chile Fund Inc.                           20,900
          125    Gap Inc.                                  4,859             875    First Commonwealth Fund Inc.              10,719
        6,500  * Roberds Inc.                             34,125           5,000    Hancock Patriot Prem. Div. Fd. II         55,312
                                                   --------------          2,200  * Japan Webs Index Series                   31,075
                                                          50,570           5,000    Kleinworth Benson Austral. Inc. Fd.       45,000
                                                   --------------            650    Mexico Fund Inc.                          12,594
                 TRANSPORTATION (1.6%)                                       300    Templeton Emerging Mkts. Fd.               7,125
          325  * America West Holding Corp.               $4,713           5,000    Templeton Global Govts. Fund              37,813
        1,000  * Genesee & Wyoming Inc.                   26,250                                                     ---------------
          100  * UAL Corp.                                 7,156                                                             237,138
                                                   --------------                                                    ---------------
                                                          38,119                    TOTAL CLOSED END INVESTMENT CO.
                                                   --------------                     (10.0%)  (COST $226,200)              $237,138
                 UTILITIES (0.2%)                                                                                    ---------------
          100    GPU Inc.                                  3,588
                                                   --------------

                 TOTAL COMMON STOCK                                                                                      MARKET
                   (19.6%) (COST $436,304)              $467,717       SHARES             FOREIGN COMMON STOCK            VALUE
                                                   --------------   ----------------------------------------------------------------
                                                                                    ARGENTINA (0.3%)
                            REAL ESTATE               MARKET                 200    YPF Sociedad Anonima Spon ADR             $6,150
   SHARES                INVESTMENT TRUSTS             VALUE                                                         ---------------
-----------------------------------------------------------------
          650    Avalon Properties Inc.                  $18,606                    AUSTRALIA (1.1%)
          450    Bay Apartment Communities                16,650             350    Nat'l. Australia Bank LTD ADR             24,959
          525    Cali Realty Corp.                        17,850                                                     ---------------
          500    Camden Property                          15,813                    CANADA (2.6%)
          700    Centerpoint Properties Corp.             22,225             500    Alcan Aluminum Ltd.                       17,344
          600    Federal Realty Investments               16,200             775    Canadian Pac Ltd.                         22,039
        1,000    Glimcher Realty                          20,625             550    Seagram Co. Ltd.                          22,138
          900    Highwoods Property                       28,800                                                     ---------------
          700    Kimco Realty Corp.                       22,225                                                              61,521
          675    Liberty Property                         16,791                                                     ---------------
          900    LTC Properties Inc.                      16,312                    DENMARK (1.2%)
          850    Manufactured Home Communities            19,602             500    Novo-Nordisk AS ADR                       27,436
          375    Meditrust                                14,953                                                     ---------------
          800    New Plan Realty                          17,650
          550    Omega Healthcare Investments             17,978                    GERMANY (0.9%)
          400    Post Properties                          16,225             250    Daimler Benz AG Spon ADR                  20,375
          650    RFS Hotel Investments                    11,700                                                     ---------------
          775    Security Capital Pacific Trust           17,728
          700    Simon DeBartolo Group Inc.               22,400                    GREAT BRITIAN (1.4%)
        1,200    Sizeler Property Investments             12,375             850    Cable & Wireless Pub. Ltd.                23,747
          600    Starwood Lodging                         25,613             175    Vodafone Group Spon. ADR                   8,477
          650    Storage Trust Realty                     17,225                                                     ---------------
          350    Storage USA Inc.                         13,387                                                              32,224
          800    Summit Property Inc.                     16,500                                                     ---------------
          600    Sun Communities                          20,138                    HOLLAND (2.7%)
          400    Weingarten Realty Investments            16,900             350    Phillips NV                               25,156
                                                   -------------             700    Royal Dutch Petroleum Co.                 38,063
                                                         472,471                                                     ---------------
                                                   --------------                                                             63,219
                                                                                                                     ---------------
                 TOTAL REAL ESTATE INV. TRUSTS                                      ITALY (0.5%)
                   (19.9%) (COST $463,682)              $472,471             175    Luxottica Group ADR                       11,867
                                                   --------------                                                    ---------------

                                                                                    JAPAN (0.4%)
                                                                             100    Hitachi Ltd. ADR                          11,300
                                                                                                                     ---------------

OHIO NATIONAL FUND, INC.
STELLAR PORTFOLIO


Schedule of Investments                                June 30, 1997 (Unaudited)

                                                      MARKET                                                             MARKET
   SHARES              FOREIGN COMMON STOCK            VALUE           SHARES               PREFERRED STOCK               VALUE
-----------------------------------------------------------------   ----------------------------------------------------------------
                 NORWAY (0.8%)                                                    BANKING (2.1%)
          350    Norsk Hydro AS Spon ADR                 $18,966         1,000    Banco Bilbao Vizcaya Pfd. 8%             $25,125
                                                   --------------        1,000    BankUnited Cap II Pfd. 9.6%               25,125
                                                                                                                   ---------------
                 SPAIN (1.5%)                                                                                               50,250
          850    Respol SA Spon. ADR                      36,071                                                   ---------------
                                                   --------------                 FINANCIAL SERVICES (1.6%)
                                                                         1,500    Merrill Lynch Cap Trust II 8%             38,062
                                                                                                                   ---------------
                 SWEEDEN (1.0%)
          100    Swedish Match Co. Spon. ADR               3,400                  GOVERNMENT (1.6%)
          775    Volvo Aktiebolaget Ser B ADR             20,731         1,500    New Jersey Economic Dev. 7.6%             37,500
          760    Volvo Aktiebolaget Rights                     0                                                   ---------------
                                                   --------------
                                                          24,131
                                                   --------------                 UTILITIES (2.5%)
                                                                         1,200    HL&P Cap Trust I 8.125%                   29,775
                 TOTAL FOREIGN COMMON STOCK                              1,200    Northern States Power 7.875%              29,700
                   (14.2%) (COST $290,751)              $338,219                                                   ---------------
                                                   --------------                                                           59,475
                                                                                                                   ---------------
                                                                                  TOTAL PREFERRED STOCK
                                                                                    (7.8%)  (COST $185,000)               $185,287
                                                                                                                   ---------------

                                                                                  TOTAL HOLDINGS
                                                                                    (COST $2,289,882) (a)                2,388,238
                                                                                                                   ===============


*Non-income producing securities.
(a) Also represents cost for Federal income tax purposes.


   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
GROWTH AND INCOME PORTFOLIO


Schedule of Investments                                June 30, 1997 (Unaudited)

    FACE                                              MARKET                                                            MARKET
   AMOUNT              REPURCHASE AGREEMENTS           VALUE         SHARES                 COMMON STOCK                VALUE
----------------------------------------------------------------- -----------------------------------------------------------------
                 FINANCIAL (5.1%)                                                 CHEMICALS (2.4%)
     $304,000    Star Bank 5.250%, Due 07-01-97                          2,000    Crompton & Knowles                       $44,500
                   repurchase price $304,044                             1,000    EI Dupont                                 62,875
                   collateralized by GNMA certificates                     600    Imperial Chemicals                        34,125
                   due 01-20-24 (cost $305,000)         $304,000                                                    ---------------
                                                   --------------                                                          141,500
                                                                                                                    ---------------
                                                                                  COMMUNICATIONS (4.2%)
                 TOTAL REPURCHASE AGREEMENTS                             2,000    Comsat Corp.                              47,625
                   (5.1%)  (COST $304,000)              $304,000         1,000    Ericsson LM Telephone                     39,375
                                                   --------------        1,000    GTE Corp.                                 43,875
                                                                         1,500  * PairGain Technology                       23,250
    FACE                                              MARKET             2,650  * TeleCommunications TCI Group              39,419
   AMOUNT             LONG-TERM BONDS & NOTES          VALUE             1,750  * World Communications                      56,000
-----------------------------------------------------------------                                                   ---------------
                 GOVERNMENT (0.3%)                                                                                         249,544
                                                                                                                    ---------------
      $75,000    US Treasury Strips
                   Zero coupon, 11-15-17                 $18,391
                                                   --------------
                                                                                  COMPUTER & RELATED (6.5%)
                                                                         1,250    Adobe Systems                             43,828
                 COMPUTER AND RELATED (0.9%)                             1,750  * Data Dimensions                           38,500
       50,000    EMC Co.                                                 1,750  * Data General Corp.                        45,500
                   3.250%  03-15-02                       54,625         4,000  * Discreet Logic                            66,000
                                                   --------------        2,500  * Iomega                                    49,687
                                                                         3,000  * Network Computer                          34,875
                 DURABLE GOODS (0.5%)                                    2,500  * Pure Atria Corp.                          35,313
       25,000    Itron                                                   3,500  * Tandem                                    70,875
                   6.750%  03-31-04                       31,875                                                    ---------------
                                                   --------------                                                          384,578
                                                                                                                    ---------------


                 ELECTRICAL EQUIPMENT (0.9%)                                      CONSUMER PRODUCTS (4.0%)
       75,000    CRUS                                                    3,400  * Furniture Brands International            65,875
                    6.000%  12-15-03                      54,656         1,250    Phillip Morris Cos. Inc.                  55,469
                                                   --------------        1,250    RJR Nabisco Holdings Corp.                41,250
                                                                         2,000    Sunbeam                                   75,500
                 MEDICAL AND RELATED (1.5%)                                                                         ---------------
       50,000    Renal Treatment                                                                                           238,094
                   5.625%  07-15-06                       49,500                                                    ---------------
       35,000    Sunrise Assisted Living
                   5.500%  06-15-02                       40,075                  DRUGS (0.7%)
                                                   --------------          500    McKesson Corp.                            38,750
                                                          89,575                                                    ---------------
                                                   --------------


                                                                                  DURABLE GOODS (2.7%)
                 RETAIL (0.4%)                                           1,250    Applied Power Inc.                        64,531
       25,000    The Sports Authority                                    2,000    Fisher Scientific                         95,000
                   5.250%  09-15-01                       23,375                                                    ---------------
                                                   --------------                                                          159,531
                                                                                                                    ---------------

                                                                                  ELECTRICAL EQUIPMENT (3.1%)
                 TOTAL LONG-TERM BONDS & NOTES                           2,000  * Cypress Semiconductor                     29,000
                   (4.5%) (COST$247,073)                $272,497         1,750  * Littlefuse Inc.                           49,438
                                                   --------------        2,500    Scientific Atlanta                        54,688
                                                                         2,250    Westinghouse Electric                     52,031
                                                                                                                    ---------------
                                                       MARKET                                                              185,157
   SHARES                  COMMON STOCK                VALUE                                                        ---------------
-----------------------------------------------------------------
                 AUTOMOTIVE AND RELATED (2.7%)                                    ENTERTAINMENT & LEISURE (0.2%)
        2,000    Cooper Tire & Rubber                    $44,000           978  * Ascent Entertainment Group                 8,921
        1,500    Ford Motor Company                       56,625                                                    ---------------
        1,250    Harley Davidson                          59,922                  FINANCIAL SERVICES (0.8%)
                                                   --------------        2,000    Merrill Lynch & Co. STRYPES               47,750
                                                         160,547                                                    ---------------
                                                   --------------
                 BANKING (3.1%)                                                   FOOD & RELATED (1.0%)
        1,250    Great West Financial                     67,188         2,500    International Multi-Foods Corp.           62,813
        1,000    Southern National Co.                    45,000                                                    ---------------
        1,500    TCF Financial Corp.                      74,062
                                                   --------------                 FORESTRY & PAPER PRODUCTS (0.8%)
                                                         186,250         1,000    International Paper                       48,563
                                                   --------------                                                   ---------------

                 BUSINESS SERVICES (0.8%)
        2,000  * FYI Inc.                                 48,000
                                                   --------------

OHIO NATIONAL FUND, INC.
GROWTH AND INCOME PORTFOLIO


Schedule of Investments                                June 30, 1997 (Unaudited)

                                                      MARKET                                                            MARKET
   SHARES                  COMMON STOCK                VALUE         SHARES                 COMMON STOCK                VALUE
----------------------------------------------------------------- -----------------------------------------------------------------
                 HOUSING, FURNITURE & RELATED (0.9%)                              TEXTILES & RELATED (3.6%)
        1,500    Herman Miller                           $54,000         2,250  * Nautica Enterprises                      $59,484
                                                   --------------       10,000  * Vans Inc.                                151,250
                                                                                                                    ---------------
                                                                                                                           210,734
                 INDUSTRIAL SERVICES (2.6%)                                                                         ---------------
        3,000  * Giant Cement Holding                     56,250
        1,000    SPX Corp.                                64,812                  TRANSPORTATION (1.8%)
        1,500  * Superior Services                        35,625         3,000  * Consolidated Freightways Corp.            49,125
                                                   --------------        1,500  * Hvide Marine Corp.                        33,187
                                                         156,687         1,500    Transrail Holdings A                      25,312
                                                   --------------                                                   ---------------
                                                                                                                           107,624
                                                                                                                    ---------------
                 INSURANCE SERVICES (2.0%)
        1,800  * Hartford Life                            67,500
        1,000    Provident                                53,500
                                                   --------------                 TOTAL COMMON STOCK (76.3%)
                                                         121,000                     (COST $3,910,660)                  $4,528,842
                                                   --------------                                                   ---------------

                 MEDIA & PUBLISHING (2.5%)
        4,000  * Antec Corporation                        47,000
        1,500  * General Instruments Corp.                37,500                             REAL ESTATE                MARKET
        5,000  * Metromedia International Group           63,125     SHARES               INVESTMENT TRUSTS             VALUE
                                                   -------------- -----------------------------------------------------------------
                                                         147,625         4,500    CRIIMI Mae Inc.                          $72,000
                                                   --------------        2,000    Health & Retirement                       37,625
                                                                         1,500    JP Realty                                 40,688
                                                                         2,000    LTC Properties                            36,250
                 MACHINERY (2.2%)                                        1,500    Prentiss Property Trust                   38,437
        1,500    McDermott International                  43,781         3,000    Prime Retail                              40,313
        3,000  * Motive Power Ind.                        48,000         2,000    Walden Residential                        51,250
        1,500    Stewart & Stevenson                      39,000                                                    ---------------
                                                   --------------                                                          316,563
                                                         130,781                                                    ---------------
                                                   --------------

                 MEDICAL & RELATED (8.0%)

        2,000    Adac Labs                                47,250                  TOTAL REAL ESTATE INV. TRUSTS
        4,000  * Cardio Thorasic Systems                  56,000                    (5.3%)  (COST $309,704)               $316,563
        1,000  * Genentech Inc.                           58,938                                                    ---------------
        1,000  * Healthcare Compare                       52,375
        1,000  * Living Centers of America                39,500                                                        MARKET
        3,000    Morrison Health                          47,812     SHARES                PREFERRED STOCK              VALUE
        2,500  * Novoste                                  40,938  -----------------------------------------------------------------
        3,000  * Sun Healthcare Group Inc.                62,437                  COMMUNICATIONS (1.9%)
        2,300  * Tenet Healthcare                         67,994         2,500    Cablevision Systems Pfd. 8.5%            $67,813
                                                   --------------          400    IXC Communications Pfd.                   47,200
                                                         473,244                                                    ---------------
                                                   --------------                                                          115,013
                                                                                                                    ---------------

                                                                                  INDUSTRIAL SERVICES (0.9%)
                                                                         1,000    Timt Conv. Pfd.                           52,500
                 METALS & MINING (3.0%)                                                                             ---------------
        2,000    Carpenter Tech                           91,500
        3,000  * Kaiser Aluminum                          36,750
        3,000  * Walter Industry Inc.                     50,250                  METALS & MINING (0.9%)
                                                   --------------        1,500    WHX Corp. Holding Pfd. Cl. A              56,344
                                                         178,500                                                    ---------------
                                                   --------------


                 OIL, ENERGY & NATURAL GAS (15.8%)                                OIL, ENERGY & NATURAL GAS (0.6%)
        1,900    Camco International                     104,025         5,100    Mesa Pfd. A                               34,105
        2,500  * Edge Petroleum                           36,875                                                    ---------------
        1,500  * Energy Ventures                          63,000
        2,750  * Input Output                             49,844                  REAL ESTATE & LEASING (0.5%)
        4,000  * Key Energy                               71,250         1,000    Excel Realty Pfd. A                       27,250
          900    Louisiana Land & Exploration Co.         51,411                                                    ---------------
        1,250    Mid Ocean Limited                        65,547
        3,500  * Nabors Industries                        87,500                  TRANSPORTATION & EQUIPMENT (0.9%)
        2,750  * Noble Drilling                           62,047         2,100    TWA 8.000% Pfd.                           53,025
        1,500  * Oryx Energy Co.                          31,688                                                    ---------------
        2,000  * Patterson Energy                         90,750
        2,000  * Reading & Bates                          53,500                  TOTAL PREFERRED STOCK                   $338,237
        1,000  * Rowan Companies Inc.                     28,188                     (5.7%)  (COST $316,305)        ---------------
        2,100  * Santa Fe International Corp.             71,400
          750    Sonat                                    38,437
        1,500    Transcanada Pipeline                     30,187
                                                   --------------
                                                         935,649
                                                   --------------
                 RETAIL (0.9%)
        2,000    Pier One                                 53,000
                                                   --------------




OHIO NATIONAL FUND, INC.
GROWTH AND INCOME PORTFOLIO

Schedule of Investments                                June 30, 1997 (Unaudited)

    FACE                                              MARKET
   AMOUNT             CONVERTIBLE DEBENTURES           VALUE
-----------------------------------------------------------------
                 HOUSING, FURNITURE & RELATED (0.7%)
      $50,000    Empress ICA Sociedad, 5.000%
                    conv. debentures due 03-15-04        $40,500
                                                   --------------

                 OIL, ENERGY & NATURAL GAS (0.8%)
       50,000    Masotech Inc.  4.500% conv.
                    debentures due 12-15-03               45,688
                                                   --------------

                 RETAIL (0.7%)
       25,000    Charming Shoppes 7.500% conv.
                    debentures due 07-15-06               24,500
       25,000    Sunglass Hut Intl. 5.250% conv.
                    debentures due 06-15-03               17,656
                                                   --------------
                                                          42,156
                                                   --------------
                 TOTAL CONVERTIBLE DEBENTURES
                   (2.2%)  (COST $120,750)              $128,344
                                                   --------------

                 TOTAL HOLDINGS
                    (COST $5,208,492)(A)              $5,888,483
                                                   ==============




* Non-income producing securities.
(a) Also represents cost for Federal income tax purposes.



   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
S&P 500 PORTFOLIO


Schedule of Investments                                June 30, 1997 (Unaudited)

    FACE                                              MARKET                                                             MARKET
   AMOUNT              REPURCHASE AGREEMENTS           VALUE           SHARES                 COMMON STOCK                VALUE
-----------------------------------------------------------------   ----------------------------------------------------------------
                 FINANCIAL (0.5%)                                                  BANKING (5.3%)
      $49,000    Star Bank 5.250%  07-01-97                               2,300    BankBoston Corp.                        $165,744
                   repurchase price $49,007                               2,000    Chase Manhattan                          194,125
                   collateralized by GNMA certificates                    1,900    Fifth Third Bancorp                      155,859
                   due 01-20-24 (Cost $50,000)           $49,000                                                    ---------------
                                                   --------------                                                           515,728
                                                                                                                    ---------------
                                                                                   CHEMICALS (1.7%)
                 TOTAL REPURCHASE AGREEMENTS                              3,800    Monsanto Corp.                           163,638
                    (0.5%)  (COST $49,000)               $49,000                                                    ---------------
                                                   --------------
                                                                                   COMMUNICATIONS (6.4%)
    FACE                                              MARKET              3,600    AT&T Corp.                               126,225
   AMOUNT                SHORT-TERM NOTES              VALUE              3,500  * Airtouch Communications                   95,813
-----------------------------------------------------------------         3,900    Ameritech Corp.                          264,956
                 GOVERNMENT (15.3%)                                       1,800    Motorola Corp.                           136,800
     $700,000    U.S. Treasury Bills                                                                                ---------------
                    5.070%  07-03-97                    $699,803                                                            623,794
      800,000    U.S. Treasury Notes                                                                                ---------------
                    5.260%  10-02-97                     789,481
                                                   --------------                  COMPUTER & RELATED (8.1%)
                                                       1,489,284          2,400  * Cisco Systems                            161,100
                                                   --------------         1,200  * Compaq Computer                          119,100
                                                                            800    Intel Corp.                              113,450
                                                                          1,400    International Business Machines          126,263
                 AUTOMOTIVE & RELATED (5.3%)                              2,100  * Microsoft Inc.                           265,387
      330,000    Ford Motor Credit Corp.                                                                            ---------------
                    5.530%  07-09-97                     329,594                                                            785,300
      190,000    General Motors Acceptance Corp.                                                                    ---------------
                    5.600%  07-02-97                     189,971
                                                   --------------
                                                         519,565                   CONSUMER PRODUCTS (6.0%)
                                                   --------------         4,900    Johnson & Johnson                        315,438
                                                                          2,600    Phillip Morris Co.                       115,375
                                                                          1,100    Procter & Gamble                         155,375
                 FINANCIAL (11.9%)                                                                                  ---------------
      287,000    American Express Credit                                                                                    586,188
                    5.550%  07-08-97                     286,693                                                    ---------------
      325,000    Beneficial Corp.
                    5.530%  07-01-97                     325,000
      230,000    Heller Financial                                                  DRUGS (3.9%)
                    5.560%  07-14-97                     229,535            900  * Amgen Corp.                               52,313
      320,000    Household Finance                                        3,200    Merck & Co.                              331,200
                    5.500%  07-01-97                     320,000                                                    ---------------
                                                   --------------                                                           383,513
                                                       1,161,228                                                    ---------------
                                                   --------------                  ELECTRICAL EQUIPMENT (3.0%)
                                                                          4,500    General Electric                         294,188
                                                                                                                    ---------------
                 MACHINERY (2.6%)
      250,000    John Deere Capital Corp.
                    5.500%  07-07-97                     249,771
                                                   --------------                  ENTERTAINMENT & LEISURE (1.0%)
                                                                          1,200    Walt Disney                               96,300
                                                                                                                    ---------------

                 RETAIL (3.9%)
      379,000    Sears Roebuck Acceptance Corp.                                    FINANCIAL SERVICES (1.8%)
                    5.570%  07-11-97                     378,413          2,400    American Express                         178,800
                                                   --------------                                                   ---------------

                 TOTAL SHORT-TERM NOTES
                   (39.0%)  (COST $3,797,910)         $3,798,261                   FOOD & RELATED (5.2%)
                                                   --------------         4,100    Campbell Soup                            205,000
                                                                          3,400    Coca-Cola                                229,500
                                                                          1,400    Int'l. Flavors & Fragrance                70,700
                                                                                                                    ---------------
                                                                                                                            505,200
                                                                                                                    ---------------

                                                      MARKET                       FORESTRY & PAPER PRODUCTS (0.6%)
   SHARES                  COMMON STOCK                VALUE              1,200    Weyerhaeuser                              62,400
-----------------------------------------------------------------                                                   ---------------
                 AEROSPACE (2.1%)
          900    Allied Signal                           $75,600                   INSURANCE SERVICES (1.4%)
        2,500    Boeing Co.                              132,655            900    American Int's Group                     134,437
                                                   --------------                                                   ---------------
                                                         208,255
                                                   --------------                  MACHINERY (0.7%)
                 AUTOMOTIVE & RELATED (1.2%)                                600    Caterpillar                               64,425
        3,000    Ford Motor                              113,250                                                    ---------------
                                                   --------------

OHIO NATIONAL FUND, INC.
S&P 500 PORTFOLIO


Schedule of Investments                                June 30, 1997 (Unaudited)

                                                      MARKET                                                             MARKET
   SHARES                  COMMON STOCK                VALUE           SHARES              FUTURES CONTRACTS              VALUE
-----------------------------------------------------------------   ----------------------------------------------------------------
                 MEDICAL & RELATED (1.0%)                                           FINANCIAL (0.2%)
        1,200  * Boston Scientific                       $73,725           2,055    S&P 500 Depository Shares               $181,482
          400    United Healthcare                        20,800                                                     ---------------
                                                   --------------
                                                          94,525                    TOTAL FUTURES CONTRACTS
                                                   --------------                     (0.2%)  (COST $171,893)               $181,482
                 OIL, ENERGY & NATURAL GAS (4.8%)                                                                    ---------------
        3,700    Exxon                                   227,550
        4,400    Royal Dutch Petroleum                   239,250                    TOTAL HOLDINGS
                                                   --------------                     (COST $9,055,669) (a)               $9,794,784
                                                         466,800                                                     ===============
                                                   --------------
                 RESTAURANTS (0.5%)
        1,000    McDonald's Corp.                         48,313
                                                   --------------


                 RETAIL (2.1%)
        1,300    Home Depot                               89,618
        3,500    Wal-Mart Stores                         118,344
                                                   --------------
                                                         207,962
                                                   --------------

                 TRANSPORTATION & EQUIPMENT (0.6%)
          600    Norfolk Southern                         60,450
                                                   --------------

                 UTILITIES (1.8%)
        3,600    Duke Power                              172,575
                                                   --------------

                 TOTAL COMMON STOCKS
                   (59.2%)  (COST $5,036,867)         $5,766,041
                                                   --------------

(a) Also represents cost for Federal income tax purposes.

The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
SOCIAL AWARENESS PORTFOLIO


Schedule of Investments                                June 30, 1997 (Unaudited)

    FACE                                              MARKET                                                            MARKET
   AMOUNT              REPURCHASE AGREEMENTS           VALUE         SHARES                 COMMON STOCK                VALUE
----------------------------------------------------------------- -----------------------------------------------------------------
                 FINANCIAL (2.7%)                                                 FINANCIAL SERVICES (3.9%)
      $68,000    Star Bank 5.250%  due 07-01-97                          2,300    Bando McGlocklin Capital Corp.           $30,475
                   repurchase price $68,010                              2,800    SEI Corp.                                 67,550
                   collateralized by GNMA certificates                                                              ---------------
                   due 01-20-24 (cost $70,000)           $68,000                                                            98,025
                                                                                                                    ---------------
                                                                                  FORESTRY & PAPER PRODUCTS (2.3%)
                                                                         1,900    Sonoco Products                           57,831
                                                                                                                    ---------------
                 TOTAL REPURCHASE AGREEMENTS
                   (2.7%) (COST $68,000)                 $68,000                  HOTEL/LODGING (1.3%)
                                                   --------------        3,500  * Guest Supply                              33,250
                                                                                                                    ---------------
    FACE                                              MARKET
   AMOUNT                SHORT-TERM NOTES              VALUE
-----------------------------------------------------------------                 HOUSING, FURNITURE & RELATED (2.6%)
                 AUTOMOTIVE & RELATED (5.0%)                             2,800    Clayton Homes Inc.                        39,900
     $125,000    General Motors Acceptance Corp.                         2,000    Haverty Furniture Cos. Inc.               25,000
                    5.530%  07-01-97                    $125,000                                                    ---------------
                                                   --------------                                                           64,900
                                                                                                                    ---------------
                                                                                  INDUSTRIAL SERVICES (6.5%)
                 TOTAL SHORT-TERM NOTES                                  2,500  * Computational Systems                     34,688
                    (5.0%) (COST $125,000)              $125,000         2,000    Imco Recycling                            37,750
                                                   --------------        1,300    Millipore Corp.                           57,200
                                                                         2,100    Versa Technologies, Inc.                  33,075
                                                      MARKET                                                        ---------------
   SHARES                  COMMON STOCK                VALUE                                                               162,713
-----------------------------------------------------------------                                                   ---------------
                 BUSINESS SERVICES (11.6%)                                        INSURANCE SERVICES (1.4%)
        2,900  * Alternative Resources                   $59,088         1,300    Blanch EW                                 34,693
        4,000  * Children's Discovery Centers             27,000                                                    ---------------
        1,800    Deluxe Corp.                             61,425                  MACHINERY (3.1%)
        4,700  * LoJack Corp.                             67,562           600    Deere & Co.                               32,925
       24,000  * Recycling Industries Inc.                46,500         1,500    Modine Mfg.                               44,625
        1,700  * Xpedite Systems Inc.                     29,325                                                    ---------------
                                                   --------------                                                           77,550
                                                         290,900                                                    ---------------
                                                   --------------
                                                                                  MEDICAL & RELATED (5.2%)
                 CHEMICALS (3.7%)                                        2,110  * Foundation Health                         63,959
        1,200    Hercules Inc.                            57,450           700    National Healthcare                       31,238
        1,200    Learonal                                 34,200         1,000  * Quorum Health                             35,750
                                                   --------------                                                   ---------------
                                                          91,650                                                           130,947
                                                   --------------                                                   ---------------
                 COMPUTER & RELATED (7.8%)                                        METALS & MINING (3.9%)
          700  * 3Comm                                    31,500         1,350    Reliance Steel & Aluminum                 35,100
        2,400  * Continental Circuits Corp.               33,300         2,200  * Wolverine Tube Inc.                       61,325
        3,100  * Mapinfo                                  30,225                                                    ---------------
                                                                                                                            96,425
                                                                                                                    ---------------
          500  * Solectron                                35,031                  OIL, ENERGY & NATURAL GAS (14.9%)
        2,300  * Zebra Technologies                       64,112         2,800  * Belco Oil & Gas Corp.                     60,025
                                                   --------------        1,900  * Louis Dreyfus Natural Gas                 30,875
                                                         194,168         3,300  * Offshore Logistics                        62,288
                                                   --------------        4,300  * Santa Fe Energy Resources                 63,156
                 CONSUMER PRODUCTS (3.0%)                                2,000    Ultramar Diamond Shamrock                 65,250
        2,200  * Sola International                       73,700         3,100    West Coast Energy                         56,381
                                                   --------------        1,800    Wizer Oil Co.                             33,188
                 DRUGS (2.5%)                                                                                       ---------------
        4,200    Mylan Laboratories                       61,950                                                           371,163
                                                   --------------                                                   ---------------
                 DURABLE GOODS (2.0%)                                             RESTAURANTS (4.6%)
        1,500    Polaris Industries                       48,844         7,500  * Buffets                                   63,281
                                                   --------------        6,200  * Ryan's Family Steak House                 53,088
                                                                                                                    ---------------
                                                                                                                           116,369
                 ELECTRICAL EQUIPMENT (6.7%)                                                                        ---------------
        3,900  * Anixter International                    67,031                  RETAIL (1.2%)
        1,800    BMC Industries                           61,650         3,900  * Ridgeview Inc.                            29,737
          500    Xerox Corp.                              39,438                                                    ---------------
                                                   --------------
                                                         168,119                  TRANSPORTATION & EQUIPMENT (1.4%)
                                                   --------------        3,000    Greenbrier Cos. Inc.                      33,938
                                                                                                                    ---------------
                                                                                  TOTAL COMMON STOCK
                                                                                    (89.6%)  (COST$2,039,137)           $2,236,872
                                                                                                                    ---------------

OHIO NATIONAL FUND, INC.
SOCIAL AWARENESS PORTFOLIO


Schedule of Investments                                June 30, 1997 (Unaudited)

                                                      MARKET
   SHARES                 PREFERRED STOCK              VALUE
-----------------------------------------------------------------
                 INSURANCE SERVICES (2.7%)
        1,300    Allstate Exchangeable Notes             $67,600
                                                   --------------

                 TOTAL PREFERRED STOCK
                   (2.7%) (COST $58,097)                 $67,600
                                                   --------------

                 TOTAL HOLDINGS
                   (COST $2,290,234) (A)              $2,497,472
                                                   ==============




*Non-income producing securities.
(a) Also represents cost for Federal income tax purposes.

   The accompanying notes are an integral part of these financial statements.

     OHIO NATIONAL FUND, INC.

     NOTES TO FINANCIAL STATEMENTS
     June 30, 1997 (Unaudited)

(1)  BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES

     Ohio National Fund, Inc. (Fund) is registered under the Investment Company Act of 1940 as amended (the "1940 Act"), as a diversified, open-end management investment company. The following portfolios commenced operations on January 3, 1997 and seek the following investment objectives:

     CORE GROWTH PORTFOLIO - long-term capital appreciation.
     GROWTH & INCOME PORTFOLIO - long-term total return by investing in equity and debt securities focusing on small- and mid-cap companies that offer potential for capital appreciation, current income, or both.
     S&P 500 INDEX PORTFOLIO - total return that approximates that of the Standard & Poor's 500 Index ("S&P 500") by investing in common stocks and in stock index futures contracts hedged by U.S. Government obligations, investment grade corporate bonds and cash equivalents.
     SOCIAL AWARENESS PORTFOLIO - long-term capital growth by investing primarily in common stocks and other equity securities of companies that, in the Advisor's opinion, conduct their business in a way that enhances society's quality of life.
     STRATEGIC INCOME PORTFOLIO - high current income by investing at least 40% of its assets in a core group of U.S. government and corporate fixed income securities and the remainder in other income producing securities.
     STELLAR PORTFOLIO - maximum total return by investing in domestic and foreign securities (equity and fixed income), real estate, precious metal securities, and money market securities.
     RELATIVE VALUE PORTFOLIO - maximum total return consistent with reasonable risk by investing primarily in equity securities.

     The following is a summary of significant accounting policies:

     Distributions arising from net investment income are declared and paid to shareholders quarterly and are recorded on the ex-dividend date. Distributions arising from accumulated net realized capital gains are recorded on the ex-dividend date and are distributed to shareholders at least once a year.

     Securities which are traded on U.S. and foreign stock exchanges or in the over-the-counter markets are valued at the last sale price or, if there has been no sale that day, at the last bid reported as of 4:00 p.m. Eastern time on each day the New York Stock Exchange is open for unrestricted trading. Over-the-counter securities are valued at the last bid price as of the close of trading on the Exchange. Short-term investments (investments with remaining maturities of 60 days or less) are valued at amortized cost and fixed income securities are valued by using market quotations, or independent pricing services which use prices provided by market makers or estimates of market value obtained from yield data relating to instruments or securities with similar characteristics. All investments and cash quoted in foreign currencies are valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the time of such valuation.

     Each portfolio may (a) write call options traded on a registered national securities exchange if such portfolio owns the underlying securities subject to such options, and purchase call options for the purpose of closing out positions it has written, (b) purchase put options on securities owned, and sell such options in order to close its positions in put options, (c) purchase and sell financial futures and options thereon, and (d) purchase and sell financial index options; provided, however, that no option or futures contract shall be purchased or sold if, as a result, more than one-third of the total assets of the portfolio would be hedged by options or futures contracts, and no more than 5% of any portfolio's total assets, at market value, may be used for premiums on open options and initial margin deposits on futures contracts. Options are recorded at market value, and the related realized and unrealized gains and losses are included in the statement of operations. The portfolios making use of options bear the market risk of an unfavorable change in the price of any security underlying the options.

     The Fund may invest in two kinds of financial futures contracts: stock index futures contracts and interest rate futures contracts. Stock index futures contracts are contracts developed by and traded on national commodity exchanges whereby the buyer will, on a specified future date, pay or receive a final cash payment equal to the difference between the actual value of the stock index on the last day of the contract and the value of the stock index established by the contract multiplied by the specific dollar amount set by the exchange. Futures contracts may be based on broad-based stock indexes such as the Standard & Poor's 500 Index or on narrow-based stock indexes. A particular index will be selected according to Ohio National Investments, Inc. `s ("ONI's"), the investment advisor to the Fund, investment strategy for the particular portfolio. The Fund may enter into such contracts to reduce the risk of fluctuation of portfolio securities values or to take advantage of expected market fluctuations.

     Securities transactions are recorded on a trade date basis. Dividend income is recognized on the ex-dividend date (except in the case of foreign securities in the Stellar Portfolio, in which dividends are recorded as soon after the ex-dividend date as the fund becomes aware of such dividends), and interest income is accrued daily as earned. Net realized gain or loss on investments and foreign exchange transactions are determined using the first-in, first-out method.

     The books and records of all the portfolios are maintained in U.S. dollars. Foreign currency amounts in the Stellar Portfolio are translated into U.S. dollars on the following basis:
     (1) market value of investments, other assets and liabilities--at exchange rates prevailing at the end of the period.
     (2) purchases and sales of investments, income and expenses--at the rates of exchange prevailing on the respective dates of such transaction.

     Although the net assets and the market value of the portfolios are presented at the foreign exchange rates at the end of the period, the portfolios do not generally isolate the effect of fluctuations in foreign exchange rates from the effect of changes in the market price of the investments. However, the portfolios do isolate the effect of fluctuations in foreign exchange rates when determining the gain or loss upon sale or maturity of foreign-currency denominated debt obligations pursuant to Federal income tax regulations.

     Foreign investment and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and the U.S. Government. These risks, including re-evaluation of currency and future adverse political and economic developments, could cause investments and their markets to be less liquid and prices more volatile that those of comparable U.S. companies and the U.S. Government.

     Each portfolio may acquire repurchase agreements from member banks of the Federal Reserve System which ONI deems creditworthy under guidelines approved by the Board of Directors, subject to the seller's agreement to repurchase such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the portfolio plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller, under a repurchase agreement, is required to maintain as collateral for the repurchase transaction securities in which the portfolio has a perfected security interest with a value not less than 100% of the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by the Fund's custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by the portfolio under the 1940 Act.

     It is the policy of the Fund to distribute to its shareholders substantially all of its taxable income, thus gaining relief from Federal income taxes under provisions of current tax regulations applicable to investment companies of this type. Accordingly, no provision for Federal income taxes has been made.

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     The gross unrealized appreciation and depreciation on investments in each portfolio as of June 30, 1997 were as follows:

                                                                          Portfolio
                        ------------------------------------------------------------------------------------------------------------
                             Core           Growth &                        Social        Strategic                       Relative
                            Growth           Income          S&P 500      Awareness        Income         Stellar          Value
                            ------           ------          -------      ---------        ------         -------          -----
Gross unrealized:
 Appreciation............ $   759,503      $  720,608       $  753,793    $  264,446     $   18,059      $  120,695      $  393,998
 Depreciation............    (190,102)        (40,616)         (14,678)      (57,208)       (23,745)        (22,340)        (17,829)
Net Unrealized:
  Apprec. (Deprec.)......     569,401         679,992          739,115       207,238         (5,686)         98,355         376,169

(2)  INVESTMENT TRANSACTIONS

     Purchases and sales of investment securities (excluding short-term securities) from January 2, 1997 to June 30, 1997 were as follows:

                                                                         Portfolio
                        ------------------------------------------------------------------------------------------------------------
                            Core          Growth &                          Social         Strategic                     Relative
                           Growth          Income          S&P 500        Awareness         Income          Stellar        Value
                           ------          ------          -------        ---------         ------          -------        -----
Stocks & Bonds:
 Purchases.............. $6,348,461      $7,675,436       $6,011,273      $2,645,148       $3,004,749      $1,743,018    $2,243,479
 Sales..................    839,254         547,391          862,438         628,563        1,292,984         132,251        72,525
U.S. Government
Obligations:
 Purchases..............  --              --               --              --                 463,605         206,945     --
 Sales..................  --              --               --              --                  81,402            --       --

(3) INVESTMENT ADVISORY AGREEMENT, SUB-ADVISORY AGREEMENTS AND TRANSACTIONS WITH AFFILIATED PERSONS

     The Fund has an investment advisory agreement with ONI, a wholly owned subsidiary of Ohio National Life Insurance Company (ONLIC), under the terms of which ONI provides portfolio management and investment advice to the Fund and administers its other affairs, subject to the supervision of the Fund's Board of Directors. As compensation for its services, ONI receives from the Fund annual fees on the basis of each portfolio's average daily net assets based on the following schedule: (a) for the Social Awareness Portfolio, 0.60% of the first $100 million of the Portfolio's net assets, 0.50% of the next $150 million of net assets, 0.45% of the next $250 million of net assets, 0.40% of the next $500 million of net assets, 0.30% of the next $1 billion of net assets, and 0.25% of net assets over $2 billion; (b) for the Relative Value Portfolio, 0.90% of the Portfolio's net assets; (c) for the Strategic Income Portfolio, 0.80% of the Portfolio's net assets; (d) for the Core Growth Portfolio, 0.95% of the first $150 million of net assets, and 0.80% of the net assets over $150 million; (e) for the Growth & Income Portfolio, 0.85% of the first $200 million of net assets, and 0.80% of net assets over $200 million; (f) for the S&P 500 Index Portfolio, 0.40% of the first $100 million of net assets, 0.35% of the next $150 million of net assets, and 0.33% of net assets over $250 million; and (g) for the Stellar Portfolio, 1.00% of that Portfolio's net assets.

     Under the Investment Advisory Agreement, the Fund authorizes ONI to retain sub-advisors for the Core Growth, Growth & Income, Strategic Income, Stellar and Relative Value Portfolios, subject to the approval of the Fund's Board of Directors. ONI has entered into Sub-Advisory Agreements with Pilgrim Baxter & Associates, Ltd. ("PBA"), Robertson Stephens Investment Management, L.P. ("RSIM"), and Star Bank, N.A. ("Star"), respectively, to manage the investment and reinvestment of those Portfolios' assets, subject to the supervision of ONI. As compensation for their services, (a) PBA receives from ONI a fee at an annual rate of 0.75% of the first $50 million, 0.70% of the next $100 million, and 0.50% of average daily net assets in excess of $150 million of the Core Growth
     Portfolio: (b) RSIM receives from ONI a fee at an annual rate of 0.60% of the first $100 million, 0.55% of the next $100 million, and 0.50% of average daily net assets in excess of $200 million of the Growth & Income Portfolio; and (c) Star receives from ONI fees at an annual rate of (i) 0.55% of the first $50 million and 0.50% of average daily net assets in excess of $50 million of the Strategic Income Portfolio, (ii) 0.75% of the $50 million and 0.70% of average daily net assets in excess of $50 million of the Stellar Portfolio and (iii) 0.65% of the first $50 million and 0.60% of average daily net assets in excess of $50 million of the Relative Value Portfolio.

     Each director who is not an officer of the Fund or an employee of ONI or its corporate affiliates is paid a quarterly retainer fee of $2,000 plus $400 for each meeting attended.

     The Fund's transfer agent and dividend paying agent is American Data Services, Inc., 24 West Carver Street, Huntington, New York. The Fund's custodian is Star Bank, N.A., 425 Walnut Street, Cincinnati. Ohio.

(4)  CAPITAL SHARE TRANSACTIONS

     Capital share transactions for the period from January 2, 1997 to June 30, 1997 were as follows:

                                                                           Portfolio
                              -----------------------------------------------------------------------------------------------------
                                  Core         Growth &                      Social        Strategic                   Relative
                                 Growth         Income        S&P 500       Awareness       Income        Stellar        Value
                                 ------         ------        -------       ---------       ------        -------        -----

Capital shares
  issued on sales..........         776,996        570,565       880,072        222,776        218,734      231,790        294,650
Capital shares issued
  on reinvested dividends..             419          2,613         6,671            398          7,255        3,064          1,442
Capital shares redeemed....          82,728         35,011        54,003          2,133          1,849        4,435          5,380

     The Fund is authorized to issue 250,000,000 of its capital shares. 10,000,000 shares each have been allocated to the Core Growth, Growth & Income, S&P 500 Index, Social Awareness, Strategic Income, Stellar and Relative Value portfolios.

                                      APPENDIX

DEBT SECURITY RATINGS

The Commission has designated six nationally recognized statistical rating organizations: Duff and Phelps, Inc. ("D & P"), Fitch Investors Service, Inc.

("Fitch"), Moody's Investors Service, Inc. (Moody's"), Standard & Poor's Corp. ("S & P"), and, with respect to bank-supported debt and debt issued by banks, broker-dealers and their affiliates, IBCA Inc. and its British affiliate, IBCA Limited ("IBCA") and Thompson Bankwatch, Inc. ("TBW"). ONIMCO may use the ratings of all six such rating organizations as factors to consider in determining the quality of debt securities, although it will generally only follow D&P, Fitch, Moody's and S&P. IBCA and TBW will only be consulted if fewer than two of the other four rating organizations have given their top rating to a security. Only the ratings of Moody's and S & P will be considered in determining the eligibility of bonds for acquisition by the Fund.

MOODY'S INVESTORS SERVICE, INC. ("MOODY'S")

Commercial Paper:

Moody's short-term debt ratings are opinions of the ability of issuers to punctually repay senior debt obligations having an original maturity not exceeding one year.

P-1 The Prime-1 (P-1) rating is the highest commercial paper rating assigned by Moody's. Issuers (or supporting institutions) rated P-1 have a superior ability for repayment of senior short-term debt obligations. P-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well-established access to a range of financial markets and assured sources of alternate liquidity.

P-2 Issuers (or supporting institutions) rated Prime-2 (P-2) have a strong ability for repayment of senior short-term obligations. This will normally be evidenced by many of the characteristics cited above for P-1, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Bonds:

Aaa Bonds which are rated Aaa by Moody's are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds which are rated as Aa by Moody's are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A Bonds which are rated A by Moody's possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa Bonds which are rated Baa by Moody's are considered as medium grade obligations, that is, they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

STANDARD & POOR'S CORP. ("S & P")

Commercial Paper:

An S & P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than one year.

A-1 This is S & P's highest category and it indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are designated A-1+.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated as A-1.

Bonds:

AAA Bonds rated AAA by S&P are the highest grade obligations. They possess the ultimate degree of protection as to principal and interest. Market prices move with interest rates, and hence provide maximum safety on all counts.

AA Bonds rated AA by S&P also qualify as high grade obligations, and in the majority of instances differ from AAA issues only in small degree. Here, too, prices move with the long-term money market.

A Bonds rated A by S&P are regarded as upper medium grade. They have considerable investment strength but are not entirely free from the adverse effects of changes in economic and trade conditions. Interest and principal are regarded as safe. They predominantly reflect money rates in their market behavior, but to some extent, also economic conditions.

BBB The BBB or medium grade category is the borderline between definitely sound obligations and those where the speculative element begins to predominate. These bonds have adequate asset coverage and normally are protected by satisfactory earnings. Their susceptibility to changing conditions, particularly to depressions, necessitates constant watching. Marketwise, the bonds are more responsive to business and trade conditions than to interest rates. This is the lowest group which qualifies for commercial bank investments.

DUFF & PHELPS, INC. ("D & P")

Commercial Paper:

D & P's short-term ratings have incorporated gradations of "1+" and "1-" in recognition of quality differences within the first tier.

D-1+ Highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

D-1 Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

D-1- High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection.

D-2 Good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

FITCH INVESTORS SERVICE, INC. ("FITCH")

Commercial Paper

Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes. Fitch's short-term ratings emphasize the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

F-1+ Exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1 Very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

F-2 Good credit quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as the F-1+ and F-1 categories.

                            OHIO NATIONAL FUND, INC.

                                    Form N-1A


                                     PART C.


                                OTHER INFORMATION

FINANCIAL STATEMENTS AND EXHIBITS


The following audited financial statements are included in Part B of this registration statement:

              Statements of Assets and Liabilities as of December 31, 1996

              Statements of Operations for the Year Ended December 31, 1996

              Statements of Changes in Net Assets for the Years Ended December 31, 1996 and 1995

              Schedule of Investments at December 31, 1996 --Equity Portfolio

              Schedule of Investments at December 31, 1996 -- Money Market Portfolio

              Schedule of Investments at December 31, 1996 -- Bond Portfolio

              Schedule of Investments at December 31, 1996 -- Omni Portfolio

              Schedule of Investments at December 31, 1996 -- International Portfolio

              Schedule of Investments at December 31, 1996 -- Capital Appreciation Portfolio

              Schedule of Investments at December 31, 1996 -- Small Cap
              Portfolio

              Schedule of Investments at December 31, 1996 -- Global Contrarian Portfolio

              Schedule of Investments at December 31, 1996 -- Aggressive Growth Portfolio

              Notes to Financial Statements for December 31, 1996

              Independent Auditors' Report of KPMG Peat Marwick LLP dated January 28, 1997


The following unaudited financial statements for each of the Core
Growth, Growth & Income, S&P 500 Index, Social Awareness, Strategic Income, Stellar and Relative Value Portfolios are also included in Part B of this registration statement:

              Statements of Assets and Liabilities as of June 30, 1997

              Statements of Operations for the period January 2, 1997 through June 30, 1997

              Statements of Changes in Net Assets for the period January 2, 1997 through June 30, 1997

              Schedule of Investments at June 30, 1997 -- Core Growth Portfolio

              Schedule of Investments at June 30, 1997 -- Growth & Income Portfolio

              Schedule of Investments at June 30, 1997 -- S&P 500 Index
              Portfolio

              Schedule of Investments at June 30, 1997 -- Social Awareness Portfolio

              Schedule of Investments at June 30, 1997 -- Strategic Income Portfolio

              Schedule of Investments at June 30, 1997 -- Stellar Portfolio

              Schedule of Investments at June 30, 1997 -- Relative Value
              Portfolio

              Notes to Financial Statements as of June 30, 1997


The following financial information is included in Part A of this registration statement:

              Financial Highlights (Ten years ended December 31, 1996)

              Financial Highlights for the Core Growth, Growth & Income, S&P 500 Index, Social Awareness, Strategic Income, Stellar and Relative Value Portfolios for the period January 2, 1997, through June 30, 1997 (unaudited)


Written Consents of the Following Persons:

              Ronald L. Benedict, Esq. as Legal Counsel to the Registrant

              Jones & Blouch L.L.P. as Legal Counsel to the Registrant

              KPMG Peat Marwick LLP as Independent Certified Public Accountants for the Registrant

Exhibits:

All other relevant exhibits, which have previously been filed with the Commission and are incorporated herein by reference, are as follows:

              (1) Articles of Incorporation of the Registrant (amended as of November 2, 1982) were filed as Exhibit (1) of the Registrant's Form N-1, Post-effective Amendment No. 6, on August 3, 1982.

              (1)(a) Articles Supplementary of the Registrant, effective December 30, 1992, were filed as Exhibit (1)(a) of the Registrant's Form N-1A, Post-effective amendment No. 21, on February 26, 1993.

              (1)(b) Articles Supplementary of the Registrant, effective March 1, 1994, were filed as Exhibit (1)(b) of the Registrant's Form N-1A, Post-effective Amendment No. 24, on March 2, 1994.

              (1)(c) Articles Supplementary of the Registrant, effective December 15, 1994 were filed as Exhibit (1)(c) of the Registrant's Form N-1A, Post-effective Amendment No. 27, on December 30, 1994.


              (1)(d) Articles Supplementary of the Registrant, effective September 16, 1996 were filed as Exhibit no. (1)(d) of the Registrant's Form N-1A, Post-effective Amendment no. 32, on October 21, 1996.

              (2) By-laws of the Registrant (as amended March 16, 1989) were filed as Exhibit (2) of the Registrant's Form N-1A, Post-effective Amendment No. 17, on March 27, 1989.

              (4) Specimen of certificated securities of the Registrant's International Portfolio was filed as Exhibit (4) of the Registrant's Form N-1A, Post-effective Amendment No. 21, on February 26, 1993.

              (4)(a) Specimen of certificated securities of the Registrant's Capital Appreciation Portfolio was filed as Exhibit
                        (4)(a) of the Registrant's Form N-1A, Post-effective Amendment No. 25, on March 25, 1994.

              (4)(b) Specimen of certificated securities of the Registrant's Small Cap Portfolio was filed as Exhibit (4)(b) of the Registrant's Form N-1A, Post-effective Amendment No. 25, on March 25, 1994.

              (4)(c) Specimens of certificated securities of the Registrant's Global Contrarian and Aggressive Growth Portfolios were filed as Exhibit (4)(c) of the Registrant's Form N-1A, Post-effective Amendment No. 27, on December 30, 1994.
              (4)(d) Specimens of certificated securities of the Registrant's Core Growth, Growth & Income, S&P 500 Index, Social Awareness, Strategic Income, Stellar and Relative Value Portfolios were filed as Exhibit no. (4)(d) of the Registrant's Form N-1A, Post-effective Amendment no.
                        32, on October 21, 1996.

              (5)(a) Investment Advisory Agreement between the Registrant and Ohio National Investments, Inc., dated May 1, 1996, was filed as Exhibit (5)(a) of the Registrant's Form N-1A, Post-effective Amendment No. 31, on March 1, 1996.

              (5)(a)(1) Schedule A, amended effective January 3, 1997, to the
                        Investment Advisory Agreement between the Registrant and Ohio National Investments, Inc., dated May 1, 1996 was filed as Exhibit no. (5)(a)(1) of the Registrant's
                        Form N-1A, Post-effective Amendment no. 32, on October 21, 1996.

              (5)(b) Sub-Advisory Agreement (for the International and Global Contraian Portfolios) between Ohio National Investments, Inc. and Societe Generale Asset Management Corp., dated May 1, 1996, was filed as Exhibit (5)(b) of the Registrant's Form N-1A, Post-effective Amendment No. 31, on March 1, 1996.

              (5)(c) Sub-Advisory Agreement (for the Capital Appreciation Portfolio) between Ohio National Investments, Inc. and
                        T. Rowe Price Associates, Inc. dated May 1, 1996, was filed as Exhibit 5(c) of the Registrant's Form N-1A, Post-effective Amendment No. 31, on March 1, 1996.

              (5)(d) Sub-Advisory Agreement (for the Small Cap Portfolio) between Ohio National Investments, Inc. and Founders Asset Management, Inc., dated May 1, 1996, was filed as Exhibit (5)(d) of the Registrant's Form N-1A, Post-effective Amendment No. 31, on March 1, 1996.

              (5)(e) Sub-Advisory Agreement (for the Aggressive Growth Portfolio) between Ohio National Investments, Inc. and Strong Capital Management, Inc., dated May 1, 1996, was filed as Exhibit (5)(e) of the Registrant's Form N-1A, Post-effective Amendment No. 31, on March 1, 1996.

              (5)(f) Sub-Advisory Agreement (for the Core Growth Portfolio) between Ohio National Investments, Inc. and Pilgrim Baxter & Associates, Ltd., dated January 3, 1997 was filed as Exhibit no. (5)(f) of the Registrant's Form N-1A, Post-effective Amendment no. 32, on
                        October 21, 1996.

              (5)(g) Sub-Advisory Agreement (for the Growth & Income Portfolio) between Ohio National Investments, Inc. and Robertson Stephens Investment Management, L.P., dated January 3, 1997 was filed as Exhibit no. (5)(g) of the Registrant's Form N-1A, Post-effective Amendment no. 32, on October 21, 1996.

              (5)(h) Sub-Advisory Agreement (for the Strategic Income, Stellar and Relative Value Portfolios) between Ohio National Investments, Inc. and Star Bank, N.A., dated January 3, 1997 was filed as Exhibit no. (5)(h) of the Registrant's Form N-1A, Post-effective Amendment no. 32, on October 21, 1996.


              (8) Custody Agreement between the Registrant and Star Bank, N.A. was filed as Exhibit (8) of the Registrant's Form N-1A, Post-effective Amendment no. 33, on April 25, 1997.


              (8)(a) Custody Agreement (for the International Portfolio) between the Registrant and Investors Fiduciary Trust Company was filed as Exhibit (8)(a) of the Registrant's Form N-1A, Post-effective Amendment No. 22, on April 22, 1993.

              (8)(a)(i) First Amendment of Custody Agreement (adding the Global
                        Contrarian Portfolio) between the Registrant and Investors Fiduciary Trust Company was filed as Exhibit
                        (8)(a)(i) of the Registrant's Form N-1A, Post-effective Amendment No. 27, on December 30, 1994.

              (9) Fund Accounting Services Agreement between the Registrant and American Data Services, Inc. was filed as Exhibit (9) of the Registrant's Form N-1A, Post-effective Amendment no. 33, on April 25, 1997.


              (9)(a) Transfer Agency and Service Agreement between the Registrant and American Data Services, Inc. was filed as Exhibit (9)(a) of the Registrant's Form N-1A, Post-effective Amendment no. 33, on April 25, 1997.


              (9)(b)    Service Agreement among the Registrant, Ohio
                        National Investments, Inc. and The Ohio National
                        Life Insurance Company, dated May 1, 1996, was filed as Exhibit (9)(b) of the Registrant's Form N-1A, Post-effective Amendment No. 31, on March 31, 1996.


              (9) (c) Master Repurchase Agreement between the Registrant and Star Bank, N.A. was filed as Exhibit (9)(c) of the Registrant's Form N-1A, Post-effective Amendment no. 33, on April 25, 1997.


              (9)(d) Joint Insured Agreement among the Registrant, ONE Fund, Inc. and Ohio National Investments, Inc., dated May 1, 1996, was filed as Exhibit (9)(d) of the Registrant's Form N-1A, Post-effective Amendment No. 31, on March 1, 1996.

              (9)(e) Services Agreement (for the International Portfolio) between the Registrant and Interactive Data Corporation was filed as Exhibit (9)(e) of the Registrant's Form N-1A, Post-effective Amendment No.
                        23, on October 29, 1993.

              (10) Opinion and consent of Ronald L. Benedict, Esq., as to the shares of the Registrant's International Portfolio was filed as Exhibit (10) of the Registrant's Form N-1A, Post-effective Amendment No. 21, on February 26, 1993.

              (10)(a) Opinion and consent of Ronald L. Benedict, Esq., as to the shares of the Registrant's Capital Appreciation, Small Cap, Global Contrarian and Aggressive Growth Portfolios was filed as Exhibit (10)(a) of the Registrant's Form N-1A, Post-effective Amendment No. 27, on December 30, 1994.
              (10)(b) Opinion and consent of Ronald L. Benedict, Esq., as to the shares of the Registrant's Core Growth, Growth & Income, S&P 500 Index, Social Awareness, Strategic Income, Stellar and Relative Value Portfolios was filed as Exhibit no. (10)(b) of the Registrant's Form N-1A, Post-effective Amendment no. 32, on October 21, 1996.

              (13) Investment letter for the initial subscription of capital stock of the Registrant's International Portfolio was filed as Exhibit (13) of the Registrant's Form N-1A, Post-effective Amendment No. 22, on April 22, 1993.

              (13)(a) Investment letters for the initial subscriptions of capital stock of the Registrant's Capital Appreciation, Small Cap, Global Contrarian and Aggressive Growth Portfolios were filed as Exhibit (13)(a) of the Registrant's Form N-1A, Post-effective Amendment No. 27, on December 30, 1994.


              (13)(b) Investment letter for the initial subscirption of stock of the Registrant's Core Growth, Growth & Income, S&P 500 Index, Social Awareness, Strategic Income, Stellar and Relative Value Portfolios was filed as Exhibit
                        (13)(b) of the Registrant's Form N-1A Post-effective Amendment no. 33, on April 25, 1997.

              (16)      Computation of Performance Data was filed as exhibits
                        (16) of the Registrant's Form N-1A, Post-effective Amendments No. 18 on March 2, 1990, No. 19 on April 18, 1991, No. 20 on April 29, 1992, No. 21 on February 26,
                        1993, No. 24 on March 2, 1994, No. 28 on February 17, 1995, No. 31 on March 1, 1996, and No. 33 on April 25, 1997.



PERSONS UNDER COMMON CONTROL WITH REGISTRANT

The Registrant is an affiliate of The Ohio National Life Insurance Company ("ONLI"). The diagram on page 4A shows all persons under common control with the Registrant. ONLI is a mutual life insurer and it owns 100% of the voting securities of each of its subsidiaries. As of July 1, 1997, it also owned
92.2% of the voting securities of the Registrant, which are held of record in the separate accounts of ONLI. The remaining 7.8% of the Registrant's voting securities were owned by Ohio National Life Assurance Corporation ("ONLAC") and held of record in ONLAC's separate account. ONLI owns 100% of the voting securities of Ohio National Investments, Inc. (the "Adviser"). ONLI also owned 52.9% of the voting shares of ONE Fund, Inc. ("ONE Fund") as of that date.

NUMBER OF HOLDERS OF SECURITIES

As of July 1, 1997, the securities of the Registrant were held as follows:




        Title of Class                          Number of Record Holders
        --------------                          ------------------------
        Equity                                              5
        Money Market                                        5
        Bond                                                5
        Omni                                                5
        International                                       5
        Capital Appreciation                                5
        Small Cap                                           5
        Global Contrarian                                   5
        Aggressive Growth                                   5
        Core Growth                                         5
        Growth & Income                                     5
        S&P 500 Index                                       5
        Social Awareness                                    5
        Strategic Income                                    1
        Stellar                                             1
        Relative Value                                      1

INDEMNIFICATION

Under Section 2-418 of the Maryland General Corporation Law, with respect to any proceedings against a present or former director, officer, agent or employee (a "corporate representative") of the Registrant (a Maryland corporation), except a proceeding brought by or on behalf of the Registrant, the Registrant may indemnify the corporate representative against expenses, including attorneys' fees, and judgments, fines, penalties, and amounts paid in settlement, if such expenses were actually and reasonably incurred by the corporate representative in connection with the proceeding, if: (i) he or she acted in good faith; (ii) in the case of conduct in his or her official capacity he or she reasonably believed that his or her conduct was in the best interests of the Registrant, and in all other cases he or she reasonably believed that his or her conduct was not opposed to the best interests of the Registrant; and (iii) with respect to any criminal proceeding, he or she had no reasonable cause to believe his or her conduct was unlawful. The Registrant is also authorized under Section 2-418 of the Maryland General Corporation Law to indemnify a corporate representative under certain circumstances against reasonable expenses incurred in connection with the defense of a suit or action by or in the right of the Registrant except where the corporate representative has been adjudged liable to the Registrant.

Under Article 11 of the Registrant's By-laws, directors and officers of Registrant are entitled to indemnification by the Registrant to the fullest extent permitted under Maryland law and the Investment Company Act of 1940. Reference is made to Article 11 of Registrant's By-laws and Section 2-418 of the Maryland General Corporation Law.


              BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

Ohio National Investments, Inc. (the "Adviser") is engaged in providing investment management services to the Registrant and to ONE Fund. The Adviser is also authorized to provide such services to others. The Adviser has not engaged in any other business of a substantial nature during the past two fiscal years. The names of each director and officer of the Adviser and the business of a substantial nature of each during the past two fiscal years are as follows:


                                       Position with                    Business of a Substantial
Name                                     the Adviser                    Nature During Past Two Years
----                                     -----------                    ----------------------------
Joseph P. Brom                         Director and                     Senior Vice President and Chief
                                       President                        Investment Officer of ONLI; Vice President of
                                                                        Registrant; Senior Vice President of ONLAC; Vice
                                                                        President of ONE Fund; Until 1997 was Director and
                                                                        President of ONIMCO

Michael A. Boedeker                    Director and                     Vice President, Fixed Income Securities
                                       Vice President                   of ONLI; Vice President of ONLAC; Vice President of
                                                                        Registrant; Vice President of ONE Fund; Until 1997
                                                                        was Director and Vice President of ONIMCO

Stephen T. Williams                    Director and                     Vice President, Equity Investments of ONLI; Vice
                                       Vice President                   President of Registrant; Vice President of ONE
                                                                        Fund; Until 1997 was Director and Vice President of ONIMCO

Michael D. Stohler                     Director and                     Vice President, Mortgages & Real Estate ONLI;
                                       Vice President                   Director and President Enterprise Park, Inc.

Keith O. Hanson                        Vice President                   Portfolio Manager of ONLI.

R. Douglas Hundley                     Vice President                   Investment Officer of ONLI.

Jed R. Martin                          Vice President                   Investment Officer of ONLI.

                                       Position with                    Business of a Substantial
Name                                     the Adviser                    Nature During Past Two Years
----                                     -----------                    ----------------------------
Ronald L. Benedict                     Secretary                        Second Vice President and Counsel and Secretary of ONLI;
                                                                        Director and Secretary of Registrant; Director and Secretary
                                                                        of ONE Fund; Secretary of ONLAC; Secretary of ONE, Inc.;
                                                                        Until 1997 was Secretary of ONIMCO and ONESCO

Dennis R. Taney                        Treasurer                        Mutual Fund Financial Operations Director of ONLI;
                                                                        Treasurer of Registrant; Treasurer of ONE Fund;
                                                                        Until 1997 was Treasurer of ONIMCO


BUSINESS AND OTHER CONNECTIONS OF SGAM

Societe Generale Asset Management Corp. ("SGAM") provides investment management services to the International and Global Contrarian Portfolios of the Registrant and of ONE Fund. SGAM's primary business is managing SoGen International Fund, Inc. and SoGen Funds, Inc. ("SoGen"), diversified investment companies of the management type registered under the 1940 Act. The officers and directors of SGAM and their business of a substantial nature during the past two fiscal years are as follows:

                                       Position                         Business of a Substantial
Name                                   with SGAM                        Nature During Past Two Years
----                                   ---------                        ----------------------------

Philip J. Bafundo                      Secretary and                    VicePresident, Secretary and
                                       Treasurer                        Treasurer of SoGen; Certified
                                                                        Public Accountant (New York)

Frances G. Bijon                       Director                         International Director of Societe Generale
Asset Management S.A.

Jean-Marie Eveillard                   President and                    President and Director of
                                       Director                         SoGen

Jean-Pierre Gentil                     Chairman of the                  Chairman of the Board and
                                       Board and Director               Director of SoGen; Manager of
                                                                        the Investment and Custody
                                                                        Department of Societe Generale

Jean-Roger Huet                        Director                         President of New York Branch
                                                                        of Societe Generale.

Jean-Marie Stein                       Director                         Director of French Funds of
                                                                        Societe Generale

BUSINESS AND OTHER CONNECTIONS OF TRPA

T. Rowe Price Associates, Inc. ("TRPA") provides investment management services to the Capital Appreciation Portfolio of the Registrant. TRPA's primary business is the management of assets for individual and institutional investors, particularly the T. Rowe Price group of mutual funds. The officers and directors of TRPA and their business of a substantial nature during the past two fiscal years are as follows:

                                       Position                         Business of a Substantial
Name                                   with TRPA                        Nature during Past Two Years
----                                   ---------                        ----------------------------
George J. Collins                      President, Chief                 Director of Rowe Price-
                                       Executive Officer                Fleming International, Inc.
                                       and Managing Director            ("Price-Fleming"); Director of
                                                                        T. Rowe Price Retirement Plan
                                                                        Services, Inc. ("RPS");
                                                                        Director of T. Rowe Price
                                                                        Trust Company ("Trust Co.");
                                                                        Chairman of the Board of T.
                                                                        Rowe Price mutual funds
                                                                        ("Price Funds")

James S. Riepe                         Managing Director                Chairman of the Board of T.
                                                                        Rowe Price Services, Inc.
                                                                        ("Price Services"); Chairman
                                                                        of the Board of RPS; Chairman
                                                                        of the Board of Trust Co.;
                                                                        President and Director of
                                                                        T. Rowe Price Investment
                                                                        Services, Inc. ("Investment
                                                                        Services"); Vice President and
                                                                        Trustee of Price Funds

Henry H. Hopkins                       Managing Director                Vice President and Director of
                                                                        Investment Services; Vice
                                                                        President and Director of
                                                                        Price Services; Vice President
                                                                        and Director of Trust Co.;
                                                                        Vice President of Price-
                                                                        Fleming; Vice President of
                                                                        RPS; Director of ICI Mutual
                                                                        Insurance Company; Vice
                                                                        President of Price Funds

James W. Halbkat, Jr.                  Director                         President of U.S. Monitor
                                                                        Corp.

John W. Rosenblum                      Director                         Taylor Murphy Professor of Darden Graduate
                                                                        School of Business Administration,
                                                                        University of Virginia; Director of Chesapeake
                                                                        Corporation; Director of Cadmus
                                                                        Communications Corp.; Director of Comdial
                                                                        Corp.; Director of Cone Mills Corp.

Robert L. Strickland                   Director                         Chairman of Lowe's Companies, Inc.


Philip C. Walsh                        Director                         Consultant to and Director of Cyprus
                                                                        Minerals Corp.; Director of Piedmont Mining
                                                                        Co., Inc.

George A. Roche                        Chief Financial                  Vice President and Director of Price-Fleming
                                       Officer and Managing
                                       Director

                                       Position                         Business of a Substantial
Name                                   with TRPA                        Nature during Past Two Years
----                                   ---------                        ----------------------------
M. David Testa                         Managing Director                Chairman of the Board of Price-Fleming

Charles P. Smith                       Managing Director                Vice President of Price-Fleming

Peter Van Dyke                         Managing Director                Vice President of Price-Fleming

Robert P. Campbell                     Vice President                   Vice President of Price-Fleming


Robert C. Howe                         Vice President                   Vice President of Price-Fleming

Veena A. Kutler                        Vice President                   Vice President of Price-Fleming

George A. Murnaghan                    Vice President                   Vice President of Price-Fleming;
                                                                        Assistant Vice President of
                                                                        Investment Services

William F. Wendler, II                 Vice President                   Vice President of Price-Fleming;
                                                                        Assistant Vice President of Investment
                                                                        Services

Edward A. Wiese                        Vice President                   Vice President of Price-Fleming
                                                                        Price-Fleming

Alvin M. Younger, Jr.                  Managing Director,               Secretary and Treasurer of
                                       Secretary and                    Price-Fleming
                                       Treasurer

Joseph P. Croteau                      Vice President                   Controller of Price-Fleming

Nolan L. North                         Vice President and               Assistant Treasurer of Price-Fleming
                                       Assistant Treasurer

Arthur B. Cecil                        Vice President                   Vice President of Price Funds

Charles A. Morris                      Vice President                   Vice President of Price Funds

David A. Rea                           Vice President                   Vice President of Price Funds

Alan R. Stuart                         Vice President                   Vice President of Price Funds

Lenora V. Hornung                      Vice President                   Secretary of Price Funds

Carmen F. Deyesu                       Vice President                   Vice President of Price Services;
                                                                        Vice President of Trust Co.;
                                                                        Treasurer of Price Funds

David S. Middleton                     Vice President                   Vice President of Price Services;
                                                                        Vice President of Trust Co.; Controller
                                                                        of Price Funds

Richard P. Howard                      Vice President                   President and portfolio manager
                                                                         of T. Rowe Price Capital Appreciation Fund

Wholly-owned subsidiaries of TRPA include the following:

              Investment Services, a Maryland corporation, is the principal underwriter and distributor of the Price Funds;

              Price Services, a Maryland corporation, provides transfer agent, dividend disbursing and shareholder services to the Price Funds;

              RPS, a Maryland corporation, provides administrative, recordkeeping and subaccounting services to administrators of employee benefit plans;

              Trust Co., a Maryland limited purpose trust company, provides fiduciary and custodial services to employee benefit plans and common trust funds;

              T. Rowe Price Real Estate Group, Inc., a Maryland corporation, provides real estate services and is the investment manager of several real estate investment trusts, funds and limited partnerships;

              T. Rowe Price Stable Asset Management, Inc., a Maryland corporation, is an investment adviser specializing in management of portfolios seeking stable and consistent returns;

              T. Rowe Price Recovery Fund Associates, Inc., a Maryland corporation, is the general partner of T. Rowe Price Recovery Fund, LP, a Delaware limited partnership that invests in financially distressed companies;

              T. Rowe Price (Canada), Inc., a Maryland corporation, is an investment adviser which may register as such under the Securities Act of Ontario.

              Tower Venture, Inc., a Maryland corporation, serves as a general partner of 100 East Pratt Street, LP, a Maryland limited partnership (whose limited partners include TRPA) formed to improve TRPA's headquarters property;

              TRP Suburban, Inc., a Maryland corporation, is involved in the construction of an office building to house certain administrative functions of TRPA in Owings Mills, MD;

              TRP Finance, Inc. and TRP Finance MRT, Inc., are Delaware corporations managing passive corporate investments and other intangible assets.

TRP Distribution, Inc., a Maryland corporation, is a wholly-owned subsidiary of Investment Services and engages in the sale of investment products prepared by Investment Services.

Price-Fleming, a Maryland corporation, is a joint venture 50% owned by TRP Finance, Inc., and provides investment counsel service with respect to foreign securities for U.S. institutional investors.

BUSINESS AND OTHER CONNECTIONS OF FAM

Founders Asset Management, Inc. ("FAM") provides investment management services to the Small Cap Portfolio of the Registrant. FAM's primary business is the management of the Founders group of mutual funds. It also serves as investment adviser to private accounts. The officers and directors of FAM and their business of a substantial nature during the past two fiscal years are as follows:

                                       Position                         Business of a Substantial
Name                                   with FAM                         Nature During Past Two Years
----                                   --------                         ----------------------------
Bjorn K. Borgen                        President, Secretary,            President, Executive Committee
                                       sole Director and                member and Director of
                                       owner                            Founders Funds, Inc.

                                       Position                         Business of a Substantial
Name                                   with FAM                         Nature During Past Two Years
----                                   --------                         ----------------------------
Michael K. Haines                      SeniorVice President             Portfolio manager for
                                       of Investments                   Founders Discovery Fund and
                                                                        Founders Frontier Fund

David L. Ray                           Vice President,                  Vice President, Secretary and
                                       Assistant Secretary              Treasurer of Founders Funds,
                                       and Treasurer                    Inc.

Michael W. Gerding                     Vice President of                Portfolio manager for
                                       Investments                      Founders Worldwide Growth
                                                                        Fund and Founders Passport
                                                                        Fund

Charles W. Hooper                      Vice President of                Portfolio manager for
                                       Investments                      Founders Special Fund

Gregory P. Contillo                    Vice President of                N/A
                                       Institutional Marketing

James P. Rankin                        Vice President of                N/A
                                       Shareholder Services

Lois F. Wong                           Vice President of                N/A
                                       Advertising

BUSINESS AND OTHER CONNECTIONS OF SCM

Strong Capital Management, Inc. ("SCM") provides investment management services to the Aggressive Growth Portfolio of the Registrant. SCM's primary business is the management of the Strong group of mutual funds ("Strong Funds"). It also serves as investment adviser to individual and institutional accounts. The officers and directors of SCM and their business of a substantial nature during the past two fiscal years are as follows:

                                       Position                         Business of a Substantial
Name                                   with SCM                       Nature During Past Two Years
----                                   --------                       ----------------------------
Richard S. Strong              Chairman and Director              Chairman and Director  of the Strong
                                                                  Funds; Chairman and Director of
                                                                  Strong Holdings, Inc.; Chairman and Director
                                                                  of Strong Funds Distributors, Inc.; Chairman
                                                                  and Director of Heritage Reserve Development
                                                                  Corp.; Managing board member of Fussville
                                                                  Real Estate Holdings LLC and Fussville
                                                                  Development LLC.

John Dragisic                  Vice Chairman and Director         Vice Chairman and Director of the Strong
                                                                  Funds; Director of Strong Holdings, Inc.;
                                                                  Director of Strong Funds Distributors, Inc.;
                                                                  Until July 1994 was President and Chief
                                                                  Executive Officer of Grunau Company, Inc.

Richard T. Weiss               Director                           N/A

Rochelle Lamm Wallach          President and Director of          Until November, 1994, was President and
                               Strong Advisory Services,          Director of AAL Capital Management
                               a division of SCM                  Corporation and the AAL Mutual Funds.

                                       Position                         Business of a Substantial
Name                                   with SCM                       Nature During Past Two Years
----                                   --------                       ----------------------------
Thomas P. Lemke                Senior Vice President,             Senior Vice President of the Strong Funds;
                               Secretary and General              Until September 1994 was Resident Counsel
                               Counsel                            for Funds Management at J.P. Morgan & Co.

Ronald A. Neville              Senior Vice President              Until January, 1995, was Treasurer and Chief
                               and Chief Financial Officer        Financial Officer of Twentieth Century Securities.

Bruce Behling                  Senior Vice President              N/A

Lloyd Cole                     Senior Vice President              N/A

Lawrence A. Totsky             Senior Vice President              Senior Vice President of the Strong Funds

Thomas M. Zoeller              Treasurer                          Treasurer of the Strong Funds; Treasurer
                                                                  of Strong Holdings, Inc.; Treasurer and
                                                                  Secretary of Strong Funds Distributors, Inc.;
                                                                  Treasurer of Heritage Reserve Development
                                                                  Corp.; Treasurer of Fussville Real Estate
                                                                  Holdings LLC and Fussville Development
                                                                  LLC.

Strong Holdings, Inc., a Wisconsin corporation, is a subsidiary of SCM. Strong Funds Distributors, Inc., a Wisconsin corporation, is a subsidiary of Strong Holdings, Inc. Heritage Reserve Development Corp., a Wisconsin corporation, is a subsidiary of Strong Holdings, Inc. Fussville Real Estate Holdings LLC and Fussville Development LLC, Wisconsin limited liability companies, are subsidiaries of SCM.

BUSINESS AND OTHER CONNECTIONS OF PBA

Pilgrim Baxter & Associates, Ltd. ("PBA") provides investment management services to the Core Growth Portfolios of the Registrant and of ONE Fund. PBA also serves as investment adviser to the PBHG Funds, Inc., diversified investment companies of the management type registered under the 1940 Act. PBA also provides investment advisory services to pension and profit-sharing plans, charitable institutions, corporations, individual investors, trusts, estates and other investment companies. The officers and directors of PBA and their business of a substantial nature during the past two fiscal years are as follows:

                                        Position                             Business of a Substantial
Name                                    with PBA                            Nature During Past Two Years
----                                    --------                            ----------------------------
Harold J. Baxter                       Director, Chairman               Director of United Asset
                                       and Chief Executive              Management, Corp.; Director,
                                       Officer                          Chairman & Chief Executive Officer
                                                                        of PBHG Funds, Inc.

Gary L. Pilgrim                        Director, President,             President of PBHG Funds, Inc.
                                       Secretary, Treasurer
                                       and Chief Investment
                                       Officer

Brian F. Bereznak                      Director and Chief               Vice President and Assistant
                                       Operating Officer                Secretary of PBHG Funds, Inc.

Eric C. Schneider                      Chief Financial Officer          N/A

BUSINESS AND OTHER CONNECTIONS OF RSIM

Robertson Stephens Investment Management, L.P. ("RSIM") provides investment management services to the Growth & Income Portfolio of the Registrant. RSIM, a California limited partnership, also serves as investment adviser to the Robertson Stephens group of mutual funds as well as private and institutional asset pools. The principal officers of RSIM and their business of a substantial nature during the past two fiscal years are as follows:

                                        Position                             Business of a Substantial
Name                                    with RSIM                           Nature During Past Two Years
----                                    ---------                           ----------------------------
Sanford R. Robertson                   Chairman                         Managing Director and Member of
                                                                        Robertson, Stephens & Co., LLC
                                                                        ("RS & Co.")

Paul H. Stephens                       Chief Investment                 Managing Director and Member of
                                       Officer                          RS & Co.

G. Randy Hecht                         Chief Operating                  Managing Director and Member of RS & Co.;
                                       Officer and Executive            President, Chief Executive Officer
                                       Vice President                   and Trustee of Robertson Stephens
                                                                        Funds

Michael G. McCaffery                   President and Chief              Managing Director and Member of
                                       Executive Officer                RS & Co.

John L. Wallace                        Portfolio Manager                Managing Director and Member of
                                                                        RS & Co.; formerly Vice President and
                                                                        Portfolio Manager of Oppenheimer
                                                                        Main Street Income & Growth Fund and
                                                                        Oppenheimer Total Return Fund

BUSINESS AND OTHER CONNECTIONS OF STAR

Star Bank, N.A. ("Star") provides investment management services to the Strategic Income, Stellar and Relative Value Portfolios of the Registrant. Star is a national bank and trust organization which has a substantial business in managing commingled funds including registered investment companies. Star also serves as the custodian of the Registrant's assets other than those in the Registrant's International and Global Contrarian Portfolios. The directors and principal officers of Star and their business of a substantial nature during the last two fiscal years are as follows:

                                        Position                             Business of a Substantial
Name                                    with Star                          Nature During Past Two Years
----                                    ---------                          ----------------------------
Jerry A. Grundhofer                    Chairman, President,             Chairman, President, Chief
                                       Chief Executive Officer          Executive Officer and Director of
                                       and Director                     Star Banc Corp.

James R. Bridgeland, Jr.               Director                         Partner of Taft, Stettinius &
                                                                        Hollister

Laurance L. Browning, Jr.              Director                         Formerly Vice Chairman, Emerson
                                                                        Electric Co.

Victoria B. Buyniski                   Director                         President & Chief Executive
                                                                        Officer, United Medical Resouces, Inc.

                                        Position                             Business of a Substantial
Name                                    with Star                          Nature During Past Two Years
----                                    ---------                          ----------------------------
Samuel M. Cassidy                      Director                         Formerly President & Chief
                                                                        Executive Office of Star

Raymond R. Clark                       Director                         Formerly President & Chief
                                                                        Executive Officer of Cincinnati Bell
                                                                        Telephone Co.

V. Anderson Coombe                     Director                         Chairman of Wm. Powell Co.

John C. Dannemiller                    Director                         Chairman & Chief Executive
                                                                        Officer of Bearings, Inc.

J.P. Hayden, Jr.                       Director                         Chairman & Chief Executive
                                                                        Officer of The Midland Co.

Roger L. Howe                          Director                         Chairman of U.S. Precision Lens, Inc.

Thomas J. Klinedinst, Jr.              Director                         Chairman, President, Chief Executive
                                                                        Officer & Chief Operating Officer of
                                                                        Thomas E. Wood, Inc.

Charles S. Mechem, Jr.                 Director                         Commissioner Emeritus of Ladies
                                                                        Professional Golf Assoc.; formerly
                                                                        Chairman of U.S. Shoe Corp.

Daniel J. Meyer                        Director                         Chairman & Chief Executive
                                                                        Officer of Cincinnati Milacron, Inc.

David B. O'Maley                       Director                         Chairman, President & Chief
                                                                        Executive Officer of ONLI

O'dell M. Owens                        Director                         Director of Reproductive Endocrinology
                                                                        and Infertility of Christ Hospital

Thomas E. Petry                        Director                         Chairman & Chief Executive Officer
                                                                        of Eagle-Picher Industries, Inc.

William C. Portman                     Director                         Chairman of Portman Equipment Co.

Oliver W. Waddell                      Director                         Formerly Chairman of Star Banc
                                                                        Corp. and Vice Chairman of Star

Daniel B. Benhase                      Executive Vice President         N/A

Joseph A. Campanella                   Executive Vice President         N/A

Richard K. Davis                       Executive Vice President         N/A

S. Kay Geiger                          Executive Vice President         N/A

Timothy J. Fogarty                     Executive Vice President         N/A

Jerome C. Kohlhepp                     Executive Vice President         N/A

Thomas J. Lakin                        Executive Vice President,        N/A
                                       General Counsel and
                                       Secretary

                                        Position                             Business of a Substantial
Name                                    with Star                          Nature During Past Two Years
----                                    ---------                          ----------------------------
David M. Moffett                       Executive Vice President         N/A
                                       & Chief Financial Officer

David R. Noe                           Executive Vice President         N/A

Andrew E. Randall                      Executive Vice President         N/A

Wayne J. Shircliff                     Executive Vice President         N/A

Stephen E. Smith                       Executive Vice President         N/A


PRINCIPAL UNDERWRITERS

Not Applicable


LOCATION OF ACCOUNTS AND RECORDS

The books and records required under Section 31(a) and Rules thereunder are maintained and in the possession of the following persons:

(a)           Journals and other records of original entry:

                 For those portfolios other than the International and Global Contrarian Portfolio:

                 Star
                 425 Walnut Street
                 Cincinnati, Ohio  45202

              and

                 American Data Services, Inc. ("ADS")
                 24 West Carver Street
                 Huntington, NY  11743

                 For the International and Global Contrarian Portfolios:


                 Investors Fiduciary Trust Co. ("IFTC")
                 127 West Tenth Street
                 Kansas City, Missouri  64105

(b)           General and auxiliary ledgers:

                 ADS and IFTC

(c)           Securities records for portfolio securities:

                 ADS and IFTC

(d)           Corporate charter (Articles of Incorporation), By-Laws and Minute
              Books:

                 Ronald L. Benedict, Secretary
                 Ohio National Fund, Inc.
                 One Financial Way
                 Cincinnati, Ohio  45242

(e)           Records of brokerage orders:

                 The Adviser

(f)           Records of other portfolio transactions:

                 The Adviser

(g)           Records of options:

                 The Adviser

(h)           Records of trial balances:

                 ADS and The Adviser

(i) Quarterly records of allocation of brokerage orders and commissions:

                 The Adviser

(j) Records identifying persons or group authorizing portfolio transactions:

                 The Adviser

(k)           Files of advisory materials

                 The Adviser


MANAGEMENT SERVICES

Not Applicable


UNDERTAKINGS

Not Applicable

                                   SIGNATURES



Pursuant to the requirements of the Securities Act of l933 and the Investment Company Act of l940, Ohio National Fund, Inc. certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this registration statement and has duly caused this post-effective amendment to the registration statement to be signed on its behalf by the undersigned thereunto duly authorized in the City of Cincinnati and the State of Ohio on the 24th day of July, 1997.


                                       OHIO NATIONAL FUND, INC.


                                       By   /s/Donald J. Zimmerman
                                         ------------------------------
                                         Donald J. Zimmerman, President


Attest   /s/Ronald L. Benedict
       --------------------------------
          Ronald L. Benedict, Secretary


Pursuant to the requirements of the Securities Act of l933, this post-effective amendment to the registration statement has been signed below by the following persons in the capacities and on the dates indicated.


Signature                              Title                                        Date
---------                              -----                                        ----
/s/Donald J. Zimmerman
-------------------------               President and Director                  July 24, 1997
Donald J. Zimmerman                    (Principal Executive Officer)


/s/Dennis R. Taney
-------------------------              Treasurer (Principal Financial           July 24, 1997
Dennis R. Taney                        and Accounting Officer)


/s/Ronald L. Benedict
-------------------------              Director                                 July 24, 1997
Ronald L. Benedict


/s/George E. Castrucci
-------------------------              Director                                 July 24, 1997
George E. Castrucci


/s/Ross Love
-------------------------              Director                                 July 24, 1997
Ross Love


/s/George M. Vredeveld
-------------------------              Director                                 July 24, 1997
George M. Vredeveld

                         INDEX OF CONSENTS AND EXHIBITS


                                                                                          Page Number in
Exhibit                                                                                Sequential Numbering
Number               Description                                                       System Where Located
------               -----------                                                       --------------------
                     Consent of Ronald L. Benedict, Esq.

                     Consent of Jones & Blouch L.L.P.

                     Consent of KPMG Peat Marwick LLP



                                    CONSENTS

                                  [Letterhead]


                                                            July 24, 1997



The Board of Directors
Ohio National Fund, Inc.
237 William Howard Taft Road
Cincinnati, Ohio  452l9


Re: Ohio National Fund, Inc. Registration Statement
        File Nos. 2-67464  and 811-3015


Gentlemen:


The undersigned hereby consents to the use of my name under the caption of "Legal Counsel" in the registration statement on Form N-lA of the above captioned registrant.


As required by paragraph (b)(4) of Rule 485 under the Securities Act of 1933, the registrant has certified that the above captioned post-effective amendment to the Registrant's Form N-1A meets all the requirements for effectiveness pursuant to paragraph (b) of that Rule. Having reviewed the amendment, the undersigned confirms that the amendment does not contain any material that would render it ineligible to become effective pursuant to paragraph (b).


                                                  Sincerely,


                                                  /s/ Ronald L. Benedict
                                                  ----------------------
                                                  Ronald L. Benedict
                                                  Secretary and Legal Counsel

RLB/nh

                             Jones & Blouch  L.L.P.
                                 Suite 405-West
                        1025 Thomas Jefferson St., N.W.
                              Washington, DC 20007
                                 (202) 223-3500


                                 July 24, 1997


Board of Directors
Ohio National Fund, Inc.
One Financial Way
Cincinnati, OH 45242

    Re:   Ohio National Fund, Inc.
          Registration Statement on Form N-1A
          File No. 2-67464
          -----------------------------------

Dear Sirs:


        We hereby consent to the reference to this firm under the caption "Legal Counsel" in the Statement of Additional Information included in Post-Effective Amendment No. 34 under the Securities Act of 1933 to the Registration Statement for Ohio National Fund, Inc. (File No. 2-67464).



                                        Very truly yours,

                                        /s/ JONES & BLOUCH L.L.P.
                                            --------------------
                                            Jones & Blouch L.L.P.

               Independent Certified Public Accountant's Consent


The Board of Directors
Ohio National Fund, Inc.:


We consent to the inclusion of our report included herein and to the reference to our firm under the headings "Financial Highlights" in the prospectus and "Experts" in the Statement of Additional Information.


                                        KPMG Peat Marwick LLP



Cincinnati, Ohio
July 24, 1997